UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23063

Horizon Funds
(Exact name of registrant as specified in charter)

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277

(Address of principal executive offices) (Zip code)

Matthew Chambers

Horizon Funds

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Name and address of agent for service)

(866) 371-2399

Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2025

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

(a)

Centre American Select Equity Fund

Advisor Class

Ticker: DHAMX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Centre American Select Equity Fund (the "Fund") for the period of October 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/case-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class(1)	$19	1.12%
(1)	Expense reported are for the period of October 1, 2025 to November 30, 2025. Expenses for the full reporting period would be higher.
How did the Fund perform during the reporting period?

Within the two-month period ended November 30, 2025, the strongest contributors to performance within the Fund included Albemarle Corp., Sealed Air, Micron Technology, Applied Materials, Broadcom, Analog Devices, Lamar Advertising, Medtronic, Newmont, and Nucor. Stock investments that contributed negatively to the Fund's relative performance over the period were Chemours, Smurfit Westrock, Dollar Tree, Generac Holdings, Pfizer, Vici Properties, Clorox, GE Vernova, Verizon, and Tyson Foods. Sectoral Biases, particularly the Fund's underweight posture in the Communication Services sector, contributed negatively, as well as the impact from hedging instruments, namely protective put options on the S&P 500 Index.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$297,530,510
Number of Portfolio Holdings	38
Portfolio Turnover Rate (%)	29%
Total Advisory Fees Paid ($)	$366,621
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Financials	23.6%
Materials	20.6%
Industrials	13.3%
Information Technology	13.1%
Real Estate	11.9%
Health Care	2.6%
Energy	2.6%
Utilities	2.0%
Cash & Other	10.3%
Top Holdings	% of Net Assets
iShares Russell 2000 ETF	9.6%
Micron Technology, Inc.	4.4%
Newmont Goldcorp Corp.	3.9%
Albemarle Corp.	3.7%
Applied Materials, Inc.	3.3%
Broadcom, Inc.	3.2%
BXP, Inc.	3.1%
Weyerhaeuser Co.	3.0%
Citizens Financial Group, Inc.	2.9%
Truist Financial Corp.	2.9%
How did the Fund perform over the past 10 years?
Performance of Hypothetical $10,000 investment (November 30, 2015 to November 30, 2025)
Centre American Select Equity Fund (Adv)
S&P 500 Total Return Index

Average Annual Returns
November 30, 2025
	One Year	Five Years	Ten Years
Centre American Select Equity Fund - Advisor Class	10.61%	13.98%	13.24%
S&P 500 Total Return Index	15.00%	15.28%	14.63%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/case-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Centre American Select Equity Fund

Investor Class

Ticker: DHANX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Centre American Select Equity Fund (the "Fund") for the period of October 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/case-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class(1)	$16	0.97%
(1)	Expense reported are for the period of October 1, 2025 to November 30, 2025. Expenses for the full reporting period would be higher.
How did the Fund perform during the reporting period?

Within the two-month period ended November 30, 2025, the strongest contributors to performance within the Fund included Albemarle Corp., Sealed Air, Micron Technology, Applied Materials, Broadcom, Analog Devices, Lamar Advertising, Medtronic, Newmont, and Nucor. Stock investments that contributed negatively to the Fund's relative performance over the period were Chemours, Smurfit Westrock, Dollar Tree, Generac Holdings, Pfizer, Vici Properties, Clorox, GE Vernova, Verizon, and Tyson Foods. Sectoral Biases, particularly the Fund's underweight posture in the Communication Services sector, contributed negatively, as well as the impact from hedging instruments, namely protective put options on the S&P 500 Index.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$297,530,510
Number of Portfolio Holdings	38
Portfolio Turnover Rate (%)	29%
Total Advisory Fees Paid ($)	$366,621
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Financials	23.6%
Materials	20.6%
Industrials	13.3%
Information Technology	13.1%
Real Estate	11.9%
Health Care	2.6%
Energy	2.6%
Utilities	2.0%
Cash & Other	10.3%
Top Holdings	% of Net Assets
iShares Russell 2000 ETF	9.6%
Micron Technology, Inc.	4.4%
Newmont Goldcorp Corp.	3.9%
Albemarle Corp.	3.7%
Applied Materials, Inc.	3.3%
Broadcom, Inc.	3.2%
BXP, Inc.	3.1%
Weyerhaeuser Co.	3.0%
Citizens Financial Group, Inc.	2.9%
Truist Financial Corp.	2.9%
How did the Fund perform over the past 10 years?
Performance of Hypothetical $10,000 investment (November 30, 2015 to November 30, 2025)
Centre American Select Equity Fund (Inv)
S&P 500 Total Return Index

Average Annual Returns
November 30, 2025
	One Year	Five Years	Ten Years
Centre American Select Equity Fund - Investor Class	10.81%	14.39%	13.64%
S&P 500 Total Return Index	15.00%	15.28%	14.63%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/case-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Centre Global Infrastructure Fund

Advisor Class

Ticker: DHIVX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Centre Global Infrastructure Fund (the "Fund") for the period of October 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/cgi-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class(1)	$22	1.30%
(1)	Expense reported are for the period of October 1, 2025 to November 30, 2025. Expenses for the full reporting period would be higher.
How did the Fund perform during the reporting period?

Within the two-month period ended November 30, 2025, the strongest contributors to performance within the Fund included HCA Healthcare, KDDI Corp., Algonquin Power, Southern Co., Singapore Telecommunications, Aena SME, Duke Energy, NTT Inc., and ABB Ltd. Stock investments that contributed negatively to the Fund's relative performance over the period were AT&T, Verizon, T-Mobile, NextEra Energy, Northland Power, Schneider Electric, Telefonica, Constellation Energy, and American Electric Power. Sectoral Biases, particularly the Fund's overweight posture in Communication Services, contributed negatively while Health Care contributed positively from relative performance. Overweight allocations to Japan and Canada contributed negatively as did an underweight posture in Australia.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$84,657,105
Number of Portfolio Holdings	54
Portfolio Turnover Rate (%)	8%
Total Advisory Fees Paid ($)	$105,861
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Industry Breakdown	% of Net Assets
Utilities	25.4%
Telecommunication Services	23.6%
Energy	19.7%
Diversified Telecommunication Services	5.8%
Health Care Providers & Services	5.4%
Oil, Gas & Consumable Fuels	5.2%
Capital Goods	3.3%
Transportation	3.2%
Electric Utilities	2.6%
Cash & Other	5.8%
Top Holdings	% of Net Assets
Enbridge, Inc.	6.0%
AT&T, Inc.	5.8%
HCA Healthcare, Inc.	5.4%
Verizon Communications, Inc.	5.2%
Williams Cos., Inc.	4.2%
Deutsche Telekom AG	3.6%
SoftBank Group Corp.	3.2%
T-Mobile US, Inc.	3.2%
NextEra Energy, Inc.	3.1%
TC Energy Corp.	3.2%
Geographic Breakdown	% of Net Assets
United States	57.1%
Canada	13.6%
Japan	7.3%
Germany	4.4%
Spain	4.1%
France	3.5%
United Kingdom	2.5%
Switzerland	2.4%
Australia	1.8%
Cash & Other	3.3%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2025)
Centre Global Infrastructure Fund (Adv)
MSCI World Index (USD)
S&P Global Infrastructure Index (Net Total Return)

Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (01/29/2018)
Centre Global Infrastructure Fund - Advisor Class	9.74%	9.69%	6.53%
MSCI World Index	16.99%	12.90%	10.82%
S&P Global Infrastructure Index	16.88%	10.82%	6.97%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/cgi-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Centre Global Infrastructure Fund

Investor Class

Ticker: DHINX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Centre Global Infrastructure Fund (the "Fund") for the period of October 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/cgi-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class(1)	$19	1.15%
(1)	Expense reported are for the period of October 1, 2025 to November 30, 2025. Expenses for the full reporting period would be higher.
How did the Fund perform during the reporting period?

Within the two-month period ended November 30, 2025, the strongest contributors to performance within the Fund included HCA Healthcare, KDDI Corp., Algonquin Power, Southern Co., Singapore Telecommunications, Aena SME, Duke Energy, NTT Inc., and ABB Ltd. Stock investments that contributed negatively to the Fund's relative performance over the period were AT&T, Verizon, T-Mobile, NextEra Energy, Northland Power, Schneider Electric, Telefonica, Constellation Energy, and American Electric Power. Sectoral Biases, particularly the Fund's overweight posture in Communication Services, contributed negatively while Health Care contributed positively from relative performance. Overweight allocations to Japan and Canada contributed negatively as did an underweight posture in Australia.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$84,657,105
Number of Portfolio Holdings	54
Portfolio Turnover Rate (%)	8%
Total Advisory Fees Paid ($)	$105,861
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Industry Breakdown	% of Net Assets
Utilities	25.4%
Telecommunication Services	23.6%
Energy	19.7%
Diversified Telecommunication Services	5.8%
Health Care Providers & Services	5.4%
Oil, Gas & Consumable Fuels	5.2%
Capital Goods	3.3%
Transportation	3.2%
Electric Utilities	2.6%
Cash & Other	5.8%
Top Holdings	% of Net Assets
Enbridge, Inc.	6.0%
AT&T, Inc.	5.8%
HCA Healthcare, Inc.	5.4%
Verizon Communications, Inc.	5.2%
Williams Cos., Inc.	4.2%
Deutsche Telekom AG	3.6%
SoftBank Group Corp.	3.2%
T-Mobile US, Inc.	3.2%
NextEra Energy, Inc.	3.1%
TC Energy Corp.	3.2%
Geographic Breakdown	% of Net Assets
United States	57.1%
Canada	13.6%
Japan	7.3%
Germany	4.4%
Spain	4.1%
France	3.5%
United Kingdom	2.5%
Switzerland	2.4%
Australia	1.8%
Cash & Other	3.3%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2025)
Centre Global Infrastructure Fund (Inv)
MSCI World Index (USD)
S&P Global Infrastructure Index (Net Total Return)

Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (01/29/2018)
Centre Global Infrastructure Fund - Investor Class	9.93%	10.07%	6.87%
MSCI World Index	16.99%	12.90%	10.82%
S&P Global Infrastructure Index	16.88%	10.82%	6.97%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/cgi-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Asset Allocation Fund

Investor Class

Ticker: AAANX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/aaa-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$125	1.18%
How did the Fund perform during the reporting period?

The Fund returned 11.46% for the 12 months ended November 30, 2025. The Fund underperformed its benchmarks, the S&P Global BMI ex-US Net Index and the S&P 500 Total Return Index, which returned 25.24% and 15.00% respectively for the same Period.

This underperformance was due to the Fund's overweight to domestic equities in the first half of the Period and to the extremely concentrated nature of returns in the U.S. equity market during the Period.

Additionally, the uncertain macroeconomic environment and the choppy nature of intra-equity market trends were a headwind to the Fund's tactical investment process during the Period.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$743,360,055
Number of Portfolio Holdings	76
Portfolio Turnover Rate (%)	90%
Total Advisory Fees Paid ($)	$7,680,639
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	7.6%
Communication Services	3.3%
Consumer Discretionary	2.0%
Industrials	0.9%
Health Care	0.6%
Financials	0.4%
Utilities	0.3%
Consumer Staples	0.2%
Energy	0.1%
Cash & Other	84.6%
Geographic Breakdown	% of Net Assets
United States	105.2%
Germany	0.3%
China	0.3%
Ireland	0.2%
Taiwan	0.1%
Hong Kong	0.1%
Japan	0.1%
Switzerland	0.1%
Sweden	0.1%
Cash & Other	-6.5%
Type of Security	% of Net Assets
Exchange Traded Funds	84.5%
Common Stocks	15.4%
Investments Purchased with Proceeds from Securities Lending	6.6%
Money Market Funds	0.2%
Cash & Other	-6.7%
How did the Fund perform over the past 10 years?
Performance of Hypothetical $10,000 investment (November 30, 2015 to November 30, 2025)
Horizon Active Asset Allocation Fund (Inv)
S&P 500 Total Return Index
S&P Global BMI ex-US Index

Average Annual Returns
November 30, 2025
	One Year	Five Years	Ten Years
Horizon Active Asset Allocation Fund - Investor Class	11.46%	9.94%	9.11%
S&P 500 Total Return Index	15.00%	15.28%	14.63%
S&P Global BMI ex-US Index	25.24%	8.15%	7.89%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/aaa-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Asset Allocation Fund

Advisor Class

Ticker: HASAX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/aaa-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$142	1.34%
How did the Fund perform during the reporting period?

The Fund returned 11.30% for the 12 months ended November 30, 2025. The Fund underperformed its benchmarks, the S&P Global BMI ex-US Net Index and the S&P 500 Total Return Index, which returned 25.24% and 15.00% respectively for the same Period.

This underperformance was due to the Fund's overweight to domestic equities in the first half of the Period and to the extremely concentrated nature of returns in the U.S. equity market during the Period.

Additionally, the uncertain macroeconomic environment and the choppy nature of intra-equity market trends were a headwind to the Fund's tactical investment process during the Period.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$743,360,055
Number of Portfolio Holdings	76
Portfolio Turnover Rate (%)	90%
Total Advisory Fees Paid ($)	$7,680,639
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	7.6%
Communication Services	3.3%
Consumer Discretionary	2.0%
Industrials	0.9%
Health Care	0.6%
Financials	0.4%
Utilities	0.3%
Consumer Staples	0.2%
Energy	0.1%
Cash & Other	84.6%
Geographic Breakdown	% of Net Assets
United States	105.2%
Germany	0.3%
China	0.3%
Ireland	0.2%
Taiwan	0.1%
Hong Kong	0.1%
Japan	0.1%
Switzerland	0.1%
Sweden	0.1%
Cash & Other	-6.5%
Type of Security	% of Net Assets
Exchange Traded Funds	84.5%
Common Stocks	15.4%
Investments Purchased with Proceeds from Securities Lending	6.6%
Money Market Funds	0.2%
Cash & Other	-6.7%
How did the Fund perform over the past 10 years?
Performance of Hypothetical $10,000 investment (November 30, 2015 to November 30, 2025)
Horizon Active Asset Allocation Fund (Adv)
S&P 500 Total Return Index
S&P Global BMI ex-US Index

Average Annual Returns
November 30, 2025
	One Year	Five Years	Ten Years
Horizon Active Asset Allocation Fund - Advisor Class	11.30%	9.76%	8.97%
S&P 500 Total Return Index	15.00%	15.28%	14.63%
S&P Global BMI ex-US Index	25.24%	8.15%	7.89%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/aaa-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Asset Allocation Fund

Institutional Class

Ticker: HASIX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/aaa-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$114	1.08%
How did the Fund perform during the reporting period?

The Fund returned 11.56% for the 12 months ended November 30, 2025. The Fund underperformed its benchmarks, the S&P Global BMI ex-US Net Index and the S&P 500 Total Return Index, which returned 25.24% and 15.00% respectively for the same Period.

This underperformance was due to the Fund's overweight to domestic equities in the first half of the Period and to the extremely concentrated nature of returns in the U.S. equity market during the Period.

Additionally, the uncertain macroeconomic environment and the choppy nature of intra-equity market trends were a headwind to the Fund's tactical investment process during the Period.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$743,360,055
Number of Portfolio Holdings	76
Portfolio Turnover Rate (%)	90%
Total Advisory Fees Paid ($)	$7,680,639
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	7.6%
Communication Services	3.3%
Consumer Discretionary	2.0%
Industrials	0.9%
Health Care	0.6%
Financials	0.4%
Utilities	0.3%
Consumer Staples	0.2%
Energy	0.1%
Cash & Other	84.6%
Geographic Breakdown	% of Net Assets
United States	105.2%
Germany	0.3%
China	0.3%
Ireland	0.2%
Taiwan	0.1%
Hong Kong	0.1%
Japan	0.1%
Switzerland	0.1%
Sweden	0.1%
Cash & Other	-6.5%
Type of Security	% of Net Assets
Exchange Traded Funds	84.5%
Common Stocks	15.4%
Investments Purchased with Proceeds from Securities Lending	6.6%
Money Market Funds	0.2%
Cash & Other	-6.7%
How did the Fund perform since its inception?
Performance of Hypothetical $10 million investment (Inception to November 30, 2025)
Horizon Active Asset Allocation Fund - Institutional Class
S&P 500 Total Return Index
S&P Global BMI ex-US Index

Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (09/09/2016)
Horizon Active Asset Allocation Fund - Institutional Class	11.56%	10.05%	10.15%
S&P 500 Total Return Index	15.00%	15.28%	15.46%
S&P Global BMI ex-US Index	25.24%	8.15%	8.05%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/aaa-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Income Fund

Investor Class

Ticker: AIMNX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/aim-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$97	0.95%
How did the Fund perform during the reporting period?

The Fund returned 3.61% for the 12 months ended November 30, 2025. The Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 5.70% for the same Period.

This underperformance was due to the Fund's overweight to high yield corporate bonds in the first half of the Period, during which credit spreads widened materially.

Duration positioning was largely neutral over the Period and neither meaningfully contributed or detracted from returns.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$280,644,548
Number of Portfolio Holdings	12
Portfolio Turnover Rate (%)	93%
Total Advisory Fees Paid ($)	$1,968,181
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	99.9%
Investments Purchased with Proceeds from Securities Lending	24.9%
Money Market Funds	0.1%
Cash & Other	-24.9%
How did the Fund perform over the past 10 years?
Performance of Hypothetical $10,000 investment (November 30, 2015 to November 30, 2025)
Horizon Active Income Fund (Inv)
Bloomberg Aggregate Bond Index

Average Annual Returns
November 30, 2025
	One Year	Five Years	Ten Years
Horizon Active Income Fund - Investor Class	3.61%	-0.78%	0.83%
Bloomberg Aggregate Bond Index	5.70%	-0.31%	1.99%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/aim-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Income Fund

Advisor Class

Ticker: AIHAX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/aim-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$111	1.09%
How did the Fund perform during the reporting period?

The Fund returned 3.39% for the 12 months ended November 30, 2025. The Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 5.70% for the same Period.

This underperformance was due to the Fund's overweight to high yield corporate bonds in the first half of the Period, during which credit spreads widened materially.

Duration positioning was largely neutral over the Period and neither meaningfully contributed or detracted from returns.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$280,644,548
Number of Portfolio Holdings	12
Portfolio Turnover Rate (%)	93%
Total Advisory Fees Paid ($)	$1,968,181
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	99.9%
Investments Purchased with Proceeds from Securities Lending	24.9%
Money Market Funds	0.1%
Cash & Other	-24.9%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2025)
Horizon Active Income Fund (Adv)
Bloomberg Aggregate Bond Index

Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (02/08/2016)
Horizon Active Income Fund - Advisor Class	3.39%	-0.92%	0.74%
Bloomberg Aggregate Bond Index	5.70%	-0.31%	1.85%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/aim-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Income Fund

Institutional Class

Ticker: AIRIX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/aim-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$87	0.85%
How did the Fund perform during the reporting period?

The Fund returned 3.61% for the 12 months ended November 30, 2025. The Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 5.70%% for the same Period.

This underperformance was due to the Fund's overweight to high yield corporate bonds in the first half of the Period, during which credit spreads widened materially.

Duration positioning was largely neutral over the Period and neither meaningfully contributed or detracted from returns.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$280,644,548
Number of Portfolio Holdings	12
Portfolio Turnover Rate (%)	93%
Total Advisory Fees Paid ($)	$1,968,181
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	99.9%
Investments Purchased with Proceeds from Securities Lending	24.9%
Money Market Funds	0.1%
Cash & Other	-24.9%
How did the Fund perform since its inception?
Performance of Hypothetical $10 million investment (Inception to November 30, 2025)
Horizon Active Income Fund - Institutional Class
Bloomberg Aggregate Bond Index

Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (09/09/2016)
Horizon Active Income Fund - Institutional Class	3.61%	-0.69%	0.71%
Bloomberg Aggregate Bond Index	5.70%	-0.31%	1.62%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/aim-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Risk Assist Fund

Investor Class

Ticker: ARANX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/ara-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$123	1.17%
How did the Fund perform during the reporting period?

The Fund returned 9.51% for the 12 months ended November 30, 2025. The Fund was mixed against its three benchmarks for the same Period, underperforming the S&P Global BMI ex-US Net Index, which returned 25.24%, and the S&P 500 Total Return Index, which returned 15.00%, while outperforming the Bloomberg US Aggregate Bond Index, which returned 5.70%.

This mixed performance versus stated benchmarks was due to the Fund's tactical risk management process, which reacted aggressively to the market volatility in the first half of the Period.

Additionally, the Fund's overweight to domestic equities in the first half of the Period and the extremely concentrated nature of returns in the U.S. equity market during the Period weighed on performance versus the two equity benchmarks.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$1,412,296,908
Number of Portfolio Holdings	93
Portfolio Turnover Rate (%)	172%
Total Advisory Fees Paid ($)	$13,302,030
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	5.2%
Communication Services	2.2%
Consumer Discretionary	1.3%
Industrials	0.8%
Health Care	0.4%
Financials	0.3%
Utilities	0.2%
Consumer Staples	0.1%
Finance and Insurance	0.0%
Cash & Other	89.5%
Geographic Breakdown	% of Net Assets
United States	105.3%
Germany	0.1%
China	0.1%
Taiwan	0.1%
Hong Kong	0.1%
Japan	0.1%
Switzerland	0.1%
Sweden	0.1%
Netherlands	0.1%
Cash & Other	-6.1%
Type of Security	% of Net Assets
Exchange Traded Funds	89.3%
Common Stocks	10.5%
Investments Purchased with Proceeds from Securities Lending	6.1%
Purchased Options	0.3%
Money Market Funds	0.1%
Written Options	-0.2%
Cash & Other	-6.1%
How did the Fund perform over the past 10 years?
Performance of Hypothetical $10,000 investment (November 30, 2015 to November 30, 2025)
Horizon Active Risk Assist Fund (Inv)
S&P 500 Total Return Index
S&P Global BMI ex-US Index
Bloomberg Aggregate Bond Index

Average Annual Returns
November 30, 2025
	One Year	Five Years	Ten Years
Horizon Active Risk Assist® Fund - Investor Class	9.51%	8.74%	6.57%
S&P 500 Total Return Index	15.00%	15.28%	14.63%
S&P Global BMI ex-US Index	25.24%	8.15%	7.89%
Bloomberg Aggregate Bond Index	5.70%	-0.31%	1.99%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/ara-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Risk Assist Fund

Advisor Class

Ticker: ARAAX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/ara-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$138	1.32%
How did the Fund perform during the reporting period?

The Fund returned 9.36% for the 12 months ended November 30, 2025. The Fund was mixed against its three benchmarks for the same Period, underperforming the S&P Global BMI ex-US Net Index, which returned 25.24%, and the S&P 500 Total Return Index, which returned 15.00%, while outperforming the Bloomberg US Aggregate Bond Index, which returned 5.70%.

This mixed performance versus stated benchmarks was due to the Fund's tactical risk management process, which reacted aggressively to the market volatility in the first half of the Period.

Additionally, the Fund's overweight to domestic equities in the first half of the Period and the extremely concentrated nature of returns in the U.S. equity market during the Period weighed on performance versus the two equity benchmarks.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$1,412,296,908
Number of Portfolio Holdings	93
Portfolio Turnover Rate (%)	172%
Total Advisory Fees Paid ($)	$13,302,030
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	5.2%
Communication Services	2.2%
Consumer Discretionary	1.3%
Industrials	0.8%
Health Care	0.4%
Financials	0.3%
Utilities	0.2%
Consumer Staples	0.1%
Finance and Insurance	0.0%
Cash & Other	89.5%
Geographic Breakdown	% of Net Assets
United States	105.3%
Germany	0.1%
China	0.1%
Taiwan	0.1%
Hong Kong	0.1%
Japan	0.1%
Switzerland	0.1%
Sweden	0.1%
Netherlands	0.1%
Cash & Other	-6.1%
Type of Security	% of Net Assets
Exchange Traded Funds	89.3%
Common Stocks	10.5%
Investments Purchased with Proceeds from Securities Lending	6.1%
Purchased Options	0.3%
Money Market Funds	0.1%
Written Options	-0.2%
Cash & Other	-6.1%
How did the Fund perform over the past 10 years?
Performance of Hypothetical $10,000 investment (November 30, 2015 to November 30, 2025)
Horizon Active Risk Assist Fund (Adv)
S&P 500 Total Return Index
S&P Global BMI ex-US Index
Bloomberg Aggregate Bond Index

Average Annual Returns
November 30, 2025
	One Year	Five Years	Ten Years
Horizon Active Risk Assist® Fund - Advisor Class	9.36%	8.58%	6.43%
S&P 500 Total Return Index	15.00%	15.28%	14.63%
S&P Global BMI ex-US Index	25.24%	8.15%	7.89%
Bloomberg Aggregate Bond Index	5.70%	-0.31%	1.99%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/ara-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Risk Assist Fund

Institutional Class

Ticker: ACRIX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/ara-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$112	1.07%
How did the Fund perform during the reporting period?

The Fund returned 9.61% for the 12 months ended November 30, 2025. The Fund was mixed against its three benchmarks for the same Period, underperforming the S&P Global BMI ex-US Net Index, which returned 25.24%, and the S&P 500 Total Return Index, which returned 15.00%, while outperforming the Bloomberg US Aggregate Bond Index, which returned 5.70%.

This mixed performance versus stated benchmarks was due to the Fund's tactical risk management process, which reacted aggressively to the market volatility in the first half of the Period.

Additionally, the Fund's overweight to domestic equities in the first half of the Period and the extremely concentrated nature of returns in the U.S. equity market during the Period weighed on performance versus the two equity benchmarks.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$1,412,296,908
Number of Portfolio Holdings	93
Portfolio Turnover Rate (%)	172%
Total Advisory Fees Paid ($)	$13,302,030
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	5.2%
Communication Services	2.2%
Consumer Discretionary	1.3%
Industrials	0.8%
Health Care	0.4%
Financials	0.3%
Utilities	0.2%
Consumer Staples	0.1%
Finance and Insurance	0.0%
Cash & Other	89.5%
Geographic Breakdown	% of Net Assets
United States	105.3%
Germany	0.1%
China	0.1%
Taiwan	0.1%
Hong Kong	0.1%
Japan	0.1%
Switzerland	0.1%
Sweden	0.1%
Netherlands	0.1%
Cash & Other	-6.1%
Type of Security	% of Net Assets
Exchange Traded Funds	89.3%
Common Stocks	10.5%
Investments Purchased with Proceeds from Securities Lending	6.1%
Purchased Options	0.3%
Money Market Funds	0.1%
Written Options	-0.2%
Cash & Other	-6.1%
How did the Fund perform since its inception?
Performance of Hypothetical $10 million investment (Inception to November 30, 2025)
Horizon Active Risk Assist Fund - Institutional Class
S&P 500 Total Return Index
S&P Global BMI ex-US Index
Bloomberg Aggregate Bond Index

Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (09/09/2016)
Horizon Active Risk Assist® Fund - Institutional Class	9.61%	8.86%	7.41%
S&P 500 Total Return Index	15.00%	15.28%	15.46%
S&P Global BMI ex-US Index	25.24%	8.15%	8.05%
Bloomberg Aggregate Bond Index	5.70%	-0.31%	1.62%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/ara-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Defensive Core Fund

Investor Class

Ticker: HESGX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Defensive Core Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/defc-fund. You can also request this information by contacting us at 1-855-754-7932. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$95	0.92%
How did the Fund perform during the reporting period?

The Fund returned 6.30% for the 12 months ended November 30th, 2025. The Fund underperformed its two benchmarks for the same period, the S&P 500 Total Return Index, which returned 15.00% and the MSCI USA ESG Leaders Index (Gross), which returned 14.46%.

The Fund's underperformance was due to the Fund's tactical risk management process, which meaningfully reduced equity exposure during falling markets in the first half of the period, resulting in defensive positioning as broad markets quickly recovered from those losses.

The underlying equity exposure within the Fund partially offset losses from the tactical risk management process and contributed positively to the Fund's performance compared to the two benchmarks.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$491,924,388
Number of Portfolio Holdings	301
Portfolio Turnover Rate (%)	216%
Total Advisory Fees Paid ($)	$3,194,366
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	30.8%
Financials	10.4%
Health Care	9.5%
Communication Services	9.0%
Consumer Discretionary	9.0%
Consumer Staples	6.4%
Industrials	6.0%
Energy	3.0%
Utilities	2.8%
Cash & Other	13.1%
Type of Security	% of Net Assets
Common Stocks	89.0%
Exchange Traded Funds	8.9%
Real Estate Investment Trusts - Common	1.7%
Money Market Funds	0.3%
Cash & Other	0.1%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2025)
Horizon Defensive Core Fund (Inv)
S&P 500 Total Return Index
MSCI USA ESG Leaders Index (Gross)

Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (12/26/2019)
Horizon Defensive Core Fund - Investor Class	6.30%	12.62%	13.19%
S&P 500 Total Return Index	15.00%	15.28%	15.20%
MSCI USA ESG Leaders Index (Gross)	14.46%	15.51%	15.48%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

How has the Fund changed over the past year?

On March 29, 2025, the investment objective of the Fund was changed to reflect that the Horizon Defensive Core Fund seeks to capture the majority of returns associated with U.S. equity market investments, while mitigating downside risk through the use of a risk overlay strategy. Prior to that date, the Fund's investment objective was to generate comparable returns, before fees and expenses, to an equity-related index, while mitigating downside risk by allocating a portion of the Fund's portfolio to a risk overlay strategy.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/defc-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Defensive Core Fund

Advisor Class

Ticker: HESAX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Defensive Core Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/defc-fund. You can also request this information by contacting us at 1-855-754-7932. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$110	1.07%
How did the Fund perform during the reporting period?

The Fund returned 6.16% for the 12 months ended November 30th, 2025. The Fund underperformed its two benchmarks for the same period, the S&P 500 Total Return Index, which returned 15.00% and the MSCI USA ESG Leaders Index (Gross), which returned 14.46%.

The Fund's underperformance was due to the Fund's tactical risk management process, which meaningfully reduced equity exposure during falling markets in the first half of the period, resulting in defensive positioning as broad markets quickly recovered from those losses.

The underlying equity exposure within the Fund partially offset losses from the tactical risk management process and contributed positively to the Fund's performance compared to the two benchmarks.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$491,924,388
Number of Portfolio Holdings	301
Portfolio Turnover Rate (%)	216%
Total Advisory Fees Paid ($)	$3,194,366
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	30.8%
Financials	10.4%
Health Care	9.5%
Communication Services	9.0%
Consumer Discretionary	9.0%
Consumer Staples	6.4%
Industrials	6.0%
Energy	3.0%
Utilities	2.8%
Cash & Other	13.1%
Type of Security	% of Net Assets
Common Stocks	89.0%
Exchange Traded Funds	8.9%
Real Estate Investment Trusts - Common	1.7%
Money Market Funds	0.3%
Cash & Other	0.1%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2025)
Horizon Defensive Core Fund (Adv)
S&P 500 Total Return Index
MSCI USA ESG Leaders Index (Gross)

Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (01/08/2020)
Horizon Defensive Core Fund - Advisor Class	6.16%	12.44%	13.04%
S&P 500 Total Return Index	15.00%	15.28%	15.21%
MSCI USA ESG Leaders Index (Gross)	14.46%	15.51%	15.52%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

How has the Fund changed over the past year?

On March 29, 2025, the investment objective of the Fund was changed to reflect that the Horizon Defensive Core Fund seeks to capture the majority of returns associated with U.S. equity market investments, while mitigating downside risk through the use of a risk overlay strategy. Prior to that date, the Fund's investment objective was to generate comparable returns, before fees and expenses, to an equity-related index, while mitigating downside risk by allocating a portion of the Fund's portfolio to a risk overlay strategy.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/defc-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Defined Risk Fund

Investor Class

Ticker: HNDRX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Defined Risk Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/def-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$109	1.04%
How did the Fund perform during the reporting period?

The Fund returned 9.68% for the 12 months ended November 30, 2025. The Fund underperformed its benchmark, the S&P 500 Total Return Index, which returned 15.00% for the same Period, but outperformed its other benchmark, the Bloomberg US Treasury 1-3 Years Index, which returned 5.06% for the same Period.

This mixed performance versus the two benchmarks was in line with expectations in a strong up-market for equities due to the Fund's option positions, which are designed to lower overall portfolio volatility.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$922,150,200
Number of Portfolio Holdings	519
Portfolio Turnover Rate (%)	13%
Total Advisory Fees Paid ($)	$6,377,433
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	31.9%
Financials	13.0%
Health Care	9.9%
Communication Services	8.8%
Consumer Discretionary	8.6%
Industrials	8.3%
Consumer Staples	4.8%
Energy	2.8%
Utilities	2.2%
Cash & Other	9.7%
Type of Security	% of Net Assets
Common Stocks	92.0%
Exchange Traded Funds	6.5%
Real Estate Investment Trusts - Common	1.7%
Investments Purchased with Proceeds from Securities Lending	1.0%
Purchased Options	0.9%
Money Market Funds	0.4%
Rights	0.0%
Written Options	-1.6%
Cash & Other	-0.9%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2025)
Horizon Defined Risk Fund (Inv)
S&P 500 Total Return Index
Bloomberg US Treasury 1-3 Years Index

Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (12/28/2017)
Horizon Defined Risk Fund - Investor Class	9.68%	9.05%	7.53%
S&P 500 Total Return Index	15.00%	15.28%	14.40%
Bloomberg US Treasury 1-3 Years Index	5.06%	1.70%	2.12%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/def-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Defined Risk Fund

Advisor Class

Ticker: HADRX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Defined Risk Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/def-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$125	1.19%
How did the Fund perform during the reporting period?

The Fund returned 9.51% for the 12 months ended November 30, 2025. The Fund underperformed its benchmark, the S&P 500 Total Return Index, which returned 15.00% for the same Period, but outperformed its other benchmark, the Bloomberg US Treasury 1-3 Years Index, which returned 5.06% for the same Period.

This mixed performance versus the two benchmarks was in line with expectations in a strong up-market for equities due to the Fund's option positions, which are designed to lower overall portfolio volatility.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$922,150,200
Number of Portfolio Holdings	519
Portfolio Turnover Rate (%)	13%
Total Advisory Fees Paid ($)	$6,377,433
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	31.9%
Financials	13.0%
Health Care	9.9%
Communication Services	8.8%
Consumer Discretionary	8.6%
Industrials	8.3%
Consumer Staples	4.8%
Energy	2.8%
Utilities	2.2%
Cash & Other	9.7%
Type of Security	% of Net Assets
Common Stocks	92.0%
Exchange Traded Funds	6.5%
Real Estate Investment Trusts - Common	1.7%
Investments Purchased with Proceeds from Securities Lending	1.0%
Purchased Options	0.9%
Money Market Funds	0.4%
Rights	0.0%
Written Options	-1.6%
Cash & Other	-0.9%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2025)
Horizon Defined Risk Fund (Adv)
S&P 500 Total Return Index
Bloomberg US Treasury 1-3 Years Index

Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (02/02/2018)
Horizon Defined Risk Fund - Advisor Class	9.51%	8.88%	7.31%
S&P 500 Total Return Index	15.00%	15.28%	14.17%
Bloomberg US Treasury 1-3 Years Index	5.06%	1.70%	2.18%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/def-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Equity Premium Income Fund

Investor Class

Ticker: HNDDX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Equity Premium Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/epi-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$117	1.09%
How did the Fund perform during the reporting period?

The Fund returned 15.04% for the 12 months ended November 30th, 2025. The Fund outperformed its two benchmarks for the same period, the S&P 500 Total Return Index, which returned 15.00% and the CBOE S&P 500 Buy/Write Monthly Index, which returned 9.53%.

Relative to broad geographic benchmarks, performance was broadly in line with U.S. equity exposure but lagged pure international equity benchmarks, reflecting the portfolio's emphasis on U.S. dividend-paying companies, valuation discipline, and diversification constraints.

Relative to income-oriented and option-based benchmarks, the strategy outperformed higher-dividend and covered call benchmarks, benefiting from active security selection and a partial option overwrite that balanced income generation with retained equity upside.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$145,114,058
Number of Portfolio Holdings	204
Portfolio Turnover Rate (%)	10%
Total Advisory Fees Paid ($)	$967,556
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	32.8%
Financials	14.7%
Communication Services	10.8%
Health Care	10.7%
Consumer Discretionary	9.6%
Industrials	7.3%
Consumer Staples	6.4%
Energy	3.2%
Utilities	2.7%
Cash & Other	1.8%
Type of Security	% of Net Assets
Common Stocks	99.7%
Money Market Funds	1.1%
Real Estate Investment Trusts - Common	0.1%
Written Options	-0.1%
Cash & Other	-0.8%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2025)
Horizon Equity Premium Income Fund (Inv)
S&P 500 Total Return Index
CBOE S&P 500 Buy/Write Monthly Index

Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (12/28/2016)
Horizon Equity Premium Income Fund - Investor Class	15.04%	12.16%	9.37%
S&P 500 Total Return Index	15.00%	15.28%	15.21%
CBOE S&P 500 Buy/Write Monthly Index	9.53%	9.36%	7.16%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/epi-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Equity Premium Income Fund

Advisor Class

Ticker: HADUX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Equity Premium Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/epi-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$133	1.24%
How did the Fund perform during the reporting period?

The Fund returned 14.85% for the 12 months ended November 30th, 2025. The Fund underperformed its benchmark, S&P 500 Total Return Index, which returned 15.00% for the same Period, but outperformed its other benchmark, the CBOE S&P 500 Buy/Write Monthly Index, which returned 9.53%.

Relative to broad geographic benchmarks, performance was broadly in line with U.S. equity exposure but lagged pure international equity benchmarks, reflecting the portfolio's emphasis on U.S. dividend-paying companies, valuation discipline, and diversification constraints.

Relative to income-oriented and option-based benchmarks, the strategy outperformed higher-dividend and covered call benchmarks, benefiting from active security selection and a partial option overwrite that balanced income generation with retained equity upside.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$145,114,058
Number of Portfolio Holdings	204
Portfolio Turnover Rate (%)	10%
Total Advisory Fees Paid ($)	$967,556
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	32.8%
Financials	14.7%
Communication Services	10.8%
Health Care	10.7%
Consumer Discretionary	9.6%
Industrials	7.3%
Consumer Staples	6.4%
Energy	3.2%
Utilities	2.7%
Cash & Other	1.8%
Type of Security	% of Net Assets
Common Stocks	99.7%
Money Market Funds	1.1%
Real Estate Investment Trusts - Common	0.1%
Written Options	-0.1%
Cash & Other	-0.8%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2025)
Horizon Equity Premium Income Fund (Adv)
S&P 500 Total Return Index
CBOE S&P 500 Buy/Write Monthly Index

Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (06/20/2017)
Horizon Equity Premium Income Fund - Advisor Class	14.85%	11.99%	8.62%
S&P 500 Total Return Index	15.00%	15.28%	14.91%
CBOE S&P 500 Buy/Write Monthly Index	9.53%	9.36%	6.75%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/epi-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Multi-Factor Small/Mid Cap Fund

Investor Class

Ticker: HSMNX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Multi-Factor Small/Mid Cap Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/smid-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$109	1.09%
How did the Fund perform during the reporting period?

The Fund returned -0.07% for the 12 months ended November 30th, 2025. The Fund was mixed against its two benchmarks for the same period, underperforming the S&P 500 Total Return Index, which returned 15.00%, while outperforming the S&P 1000 Total Return Index, which returned -0.90%.

The Fund's underperformance compared to the S&P 500 was due to the Fund's active stock selection strategy, that favored defensive investments of small and mid-cap stocks, during a period of strong returns for large-cap U.S. equity markets.

The Fund's modest outperformance compared to the S&P 1000 was due to the Fund's active stock selection strategy, that favored defensive investments of small and mid-cap stocks, during a period of low returns for small and mid-cap U.S. equity markets.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$599,234,507
Number of Portfolio Holdings	298
Portfolio Turnover Rate (%)	146%
Total Advisory Fees Paid ($)	$3,598,396
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Industrials	23.5%
Financials	19.2%
Consumer Discretionary	13.8%
Health Care	11.6%
Information Technology	7.0%
Real Estate	6.5%
Consumer Staples	5.0%
Materials	4.6%
Energy	4.5%
Cash & Other	4.3%
Type of Security	% of Net Assets
Common Stocks	94.0%
Real Estate Investment Trusts - Common	5.5%
Money Market Funds	0.4%
Cash & Other	0.1%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2025)
Horizon Multi Factor Small Mid Cap Fund (Inv)
S&P 500 Total Return Index
S&P 1000 Total Return Index

Average Annual Returns
November 30, 2025
	One Year	Since Commencement of Operations (12/20/2022)
Horizon Multi-Factor Small/Mid Cap Fund - Investor Class	-0.07%	17.93%
S&P 500 Total Return Index	15.00%	23.67%
S&P 1000 Total Return Index	-0.90%	12.50%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/smid-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Multi-Factor Small/Mid Cap Fund

Advisor Class

Ticker: HSMBX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Multi-Factor Small/Mid Cap Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/smid-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$124	1.24%
How did the Fund perform during the reporting period?

The Fund returned -0.21% for the 12 months ended November 30th, 2025. The Fund was mixed against its two benchmarks for the same period, underperforming the S&P 500 Total Return Index, which returned 15.00%, while outperforming the S&P 1000 Total Return Index, which returned -0.90%.

The Fund's underperformance compared to the S&P 500 was due to the Fund's active stock selection strategy, that favored defensive investments of small and mid-cap stocks, during a period of strong returns for large-cap U.S. equity markets.

The Fund's modest outperformance compared to the S&P 1000 was due to the Fund's active stock selection strategy, that favored defensive investments of small and mid-cap stocks, during a period of low returns for small and mid-cap U.S. equity markets.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$599,234,507
Number of Portfolio Holdings	298
Portfolio Turnover Rate (%)	146%
Total Advisory Fees Paid ($)	$3,598,396
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Industrials	23.5%
Financials	19.2%
Consumer Discretionary	13.8%
Health Care	11.6%
Information Technology	7.0%
Real Estate	6.5%
Consumer Staples	5.0%
Materials	4.6%
Energy	4.5%
Cash & Other	4.3%
Type of Security	% of Net Assets
Common Stocks	94.0%
Real Estate Investment Trusts - Common	5.5%
Money Market Funds	0.4%
Cash & Other	0.1%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2025)
Horizon Multi Factor Small Mid Cap Fund (Adv)
S&P 500 Total Return Index
S&P 1000 Total Return Index

Average Annual Returns
November 30, 2025
	One Year	Since Commencement of Operations (03/07/2023)
Horizon Multi-Factor Small/Mid Cap Fund - Advisor Class	-0.21%	16.14%
S&P 500 Total Return Index	15.00%	23.63%
S&P 1000 Total Return Index	-0.90%	10.46%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/smid-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Multi-Factor U.S. Equity Fund

Investor Class

Ticker: USRAX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Multi-Factor U.S. Equity Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/mfue-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$107	1.02%
How did the Fund perform during the reporting period?

The Fund returned 10.28% for the 12 months ended November 30th, 2025. The Fund was mixed against its two benchmarks for the same period, underperforming the S&P 500 Total Return Index, which returned 15.00%, while outperforming the MSCI USA Minimum Volatility Gross Total Return Index, which returned 2.59%.

The Fund's underperformance was due to the Fund's active stock selection strategy that favored defensive investments, during a period of strong returns for broad U.S. equity markets.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$730,849,619
Number of Portfolio Holdings	159
Portfolio Turnover Rate (%)	134%
Total Advisory Fees Paid ($)	$5,076,397
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	28.8%
Financials	14.0%
Health Care	13.8%
Communication Services	9.9%
Industrials	8.3%
Consumer Staples	6.1%
Consumer Discretionary	5.9%
Energy	4.3%
Real Estate	3.1%
Cash & Other	5.8%
Type of Security	% of Net Assets
Common Stocks	96.5%
Real Estate Investment Trusts - Common	2.8%
Money Market Funds	0.6%
Cash & Other	0.1%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2025)
Horizon Multi-Factor US Equity Fund (Inv)
S&P 500 Total Return Index
MSCI USA Minimum Volatility Gross Total Return Index

Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (06/26/2019)
Horizon Multi-Factor U.S. Equity Fund - Investor Class	10.28%	12.69%	11.22%
S&P 500 Total Return Index	15.00%	15.28%	16.02%
MSCI USA Minimum Volatility Gross Total Return Index	2.59%	9.25%	9.02%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/mfue-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Multi-Factor U.S. Equity Fund

Advisor Class

Ticker: USRTX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Multi-Factor U.S. Equity Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/mfue-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$123	1.17%
How did the Fund perform during the reporting period?

The Fund returned 10.11% for the 12 months ended November 30th, 2025. The Fund was mixed against its two benchmarks for the same period, underperforming the S&P 500 Total Return Index, which returned 15.00%, while outperforming the MSCI USA Minimum Volatility Gross Total Return Index, which returned 2.59%.

The Fund's underperformance was due to the Fund's active stock selection strategy that favored defensive investments, during a period of strong returns for broad U.S. equity markets.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$730,849,619
Number of Portfolio Holdings	159
Portfolio Turnover Rate (%)	134%
Total Advisory Fees Paid ($)	$5,076,397
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	28.8%
Financials	14.0%
Health Care	13.8%
Communication Services	9.9%
Industrials	8.3%
Consumer Staples	6.1%
Consumer Discretionary	5.9%
Energy	4.3%
Real Estate	3.1%
Cash & Other	5.8%
Type of Security	% of Net Assets
Common Stocks	96.5%
Real Estate Investment Trusts - Common	2.8%
Money Market Funds	0.6%
Cash & Other	0.1%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2025)
Horizon Multi-Factor US Equity Fund (Adv)
S&P 500 Total Return Index
MSCI USA Minimum Volatility Gross Total Return Index

Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (01/31/2020)
Horizon Multi-Factor U.S. Equity Fund - Advisor Class	10.11%	12.54%	11.32%
S&P 500 Total Return Index	15.00%	15.28%	15.54%
MSCI USA Minimum Volatility Gross Total Return Index	2.59%	9.25%	8.06%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/mfue-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Tactical Fixed Income Fund

Investor Class

Ticker: HTFNX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Tactical Fixed Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/tfi-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$81	0.81%
How did the Fund perform during the reporting period?

The Fund returned 0.66% for the 12 months ended November 30th, 2025. The Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 5.70% for the same period.

The Fund's underperformance was primarily driven by shorter duration positioning during a period in which longer duration exposures outperformed due to falling interest rates.

Additionally, tactical adjustments to credit and duration exposures driven by the Fund's active management process, lagged compared to more strategic positioning in higher quality bonds represented by the benchmark.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$174,165,392
Number of Portfolio Holdings	11
Portfolio Turnover Rate (%)	421%
Total Advisory Fees Paid ($)	$1,173,307
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	99.8%
Investments Purchased with Proceeds from Securities Lending	11.6%
Money Market Funds	0.2%
Cash & Other	-11.6%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2025)
Horizon Tactical Fixed Income Fund (Inv)
Bloomberg Aggregate Bond Index

Average Annual Returns
November 30, 2025
	One Year	Since Commencement of Operations (12/20/2022)
Horizon Tactical Fixed Income Fund - Investor Class	0.66%	1.74%
Bloomberg Aggregate Bond Index	5.70%	4.48%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/tfi-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Tactical Fixed Income Fund

Advisor Class

Ticker: HTFAX

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Tactical Fixed Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/tfi-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$97	0.97%
How did the Fund perform during the reporting period?

The Fund returned 0.49% for the 12 months ended November 30th, 2025. The Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 5.70% for the same period.

The Fund's underperformance was primarily driven by shorter duration positioning during a period in which longer duration exposures outperformed due to falling interest rates.

Additionally, tactical adjustments to credit and duration exposures driven by the Fund's active management process, lagged compared to more strategic positioning in higher quality bonds represented by the benchmark.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$174,165,392
Number of Portfolio Holdings	11
Portfolio Turnover Rate (%)	421%
Total Advisory Fees Paid ($)	$1,173,307
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	99.8%
Investments Purchased with Proceeds from Securities Lending	11.6%
Money Market Funds	0.2%
Cash & Other	-11.6%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2025)
Horizon Tactical Fixed Income Fund (Adv)
Bloomberg Aggregate Bond Index

Average Annual Returns
November 30, 2025
	One Year	Since Commencement of Operations (03/07/2023)
Horizon Tactical Fixed Income Fund - Advisor Class	0.49%	1.96%
Bloomberg Aggregate Bond Index	5.70%	5.19%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/tfi-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Core Bond ETF

Ticker: BNDY

Exchange: CBOE

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Core Bond ETF (the "Fund") for the period of July 2, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/cbf-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Core Bond ETF(1)	$28	0.65%
(1)	Expense reported are for the period of July 2, 2025 to November 30, 2025. Expenses for the full reporting period would be higher.
How did the Fund perform during the reporting period?

The Fund returned 5.02% since inception of July 2, 2025 for the period ended November 30, 2025. The Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 3.48% for the same Period.

The outperformance was driven by positive contributions from the fund's option portfolio.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$185,702,613
Number of Portfolio Holdings	6
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$384,202
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	97.7%
Money Market Funds	2.0%
Purchased Options	0.1%
Written Options	-0.1%
Cash & Other	0.3%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2025)
Horizon Core Bond ETF
Bloomberg Aggregate Bond Index

Average Annual Returns
November 30, 2025
Since Commencement of Operations (07/02/2025)
Horizon Core Bond ETF - NAV	5.02%
Bloomberg Aggregate Bond Index	3.48%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/cbf-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Core Equity ETF

Ticker: STOX

Exchange: CBOE

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Core Equity ETF (the "Fund") for the period of June 25, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/cef-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Core Equity ETF(1)	$32	0.70%
(1)	Expense reported are for the period of June 25, 2025 to November 30, 2025. Expenses for the full reporting period would be higher.
How did the Fund perform during the reporting period?

The Fund returned 13.77% since inception of June 25, 2025 for the period ended November 30, 2025. The Fund outperformed its benchmark, the S&P 500, which returned 13.00% for the same Period.

The outperformance was driven by stock selection in the Communication Services, Financials, and Consumer Staples sectors. Stock selection within Consumer Discretionary and Energy detracted from relative performance. Additionally, the Fund's use of options contributed positively to performance.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$86,999,671
Number of Portfolio Holdings	173
Portfolio Turnover Rate (%)	22%
Total Advisory Fees Paid ($)	$148,324
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	30.1%
Financials	13.1%
Communication Services	10.4%
Health Care	10.1%
Consumer Discretionary	8.3%
Industrials	7.2%
Consumer Staples	6.0%
Energy	3.3%
Utilities	1.8%
Cash & Other	9.7%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	91.8%
Exchange Traded Funds	6.8%
Real Estate Investment Trusts - Common	1.3%
Money Market Funds	0.1%
Purchased Options	0.0%
Written Options	-0.1%
Cash & Other	0.1%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2025)
Horizon Core Equity ETF
S&P 500 Total Return Index

Average Annual Returns
November 30, 2025
Since Commencement of Operations (06/25/2025)
Horizon Core Equity ETF - NAV	13.77%
S&P 500 Total Return Index	13.00%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/cef-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Digital Frontier ETF

Ticker: YNOT

Exchange: NASDAQ

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Digital Frontier ETF (the "Fund") for the period of July 9, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/dff-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Digital Frontier ETF(1)	$32	0.75%
(1)	Expense reported are for the period of July 9, 2025 to November 30, 2025. Expenses for the full reporting period would be higher.
How did the Fund perform during the reporting period?

The Fund returned 13.44% since inception of July 9, 2025 for the period ended November 30, 2025. The Fund outperformed its benchmark, the Nasdaq 100 Total Return Index, which returned 11.52% for the same Period.

The outperformance was driven by stock selection in the Industrials, Communication Services and Financials sectors. An overweight to Industrials and Financials detracted from relative performance.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$59,938,439
Number of Portfolio Holdings	100
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$141,449
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	49.0%
Communication Services	20.0%
Industrials	12.2%
Consumer Discretionary	11.2%
Utilities	3.4%
Financials	2.8%
Health Care	0.5%
Real Estate	0.3%
Energy	0.2%
Cash & Other	0.4%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	99.5%
Money Market Funds	0.6%
Real Estate Investment Trusts - Common	0.3%
Purchased Options	0.1%
Written Options	-0.4%
Cash & Other	-0.1%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2025)
Horizon Digital Frontier ETF
Nasdaq-100 Total Return Index
S&P 500 Total Return Index

Average Annual Returns
November 30, 2025
Since Commencement of Operations (07/09/2025)
Horizon Digital Frontier ETF - NAV	13.44%
Nasdaq-100 Total Return Index	11.52%
S&P 500 Total Return Index	9.87%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/dff-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Dividend Income ETF

Ticker: DIVN

Exchange: CBOE

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Dividend Income ETF (the "Fund") for the period of June 25, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/dif-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Dividend Income ETF(1)	$31	0.70%
(1)	Expense reported are for the period of June 25, 2025 to November 30, 2025. Expenses for the full reporting period would be higher.
How did the Fund perform during the reporting period?

The Fund returned 7.57% since inception of June 25, 2025 for the period ended November 30, 2025.

The Fund outperformed its benchmark, the Dow Jones U.S. Dividend 100 Total Return Index, which returned 6.44% for the same Period, but underperformed its other benchmark, the S&P 500 Total Return Index, which returned 13.00% for the same Period.

The outperformance was driven by stock selection in the Information Technology, Industrials and Health Care sectors. Stock selection within Communication Services, Consumer Staples, and Financials detracted from relative performance. Additionally, the fund's use of options contributed positively to performance.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$126,999,086
Number of Portfolio Holdings	131
Portfolio Turnover Rate (%)	13%
Total Advisory Fees Paid ($)	$280,043
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	20.3%
Health Care	20.0%
Energy	14.1%
Consumer Staples	11.8%
Consumer Discretionary	8.6%
Communication Services	8.1%
Financials	8.1%
Industrials	7.6%
Materials	0.5%
Cash & Other	0.9%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	99.5%
Money Market Funds	0.2%
Written Options	-0.1%
Cash & Other	0.4%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2025)
Horizon Dividend Income ETF
S&P 500 Total Return Index
Dow Jones U.S. Dividend 100 Total Return Index

Average Annual Returns
November 30, 2025
Since Commencement of Operations (06/25/2025)
Horizon Dividend Income ETF - NAV	7.57%
S&P 500 Total Return Index	13.00%
Dow Jones U.S. Dividend 100 Total Return Index	6.44%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/dif-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Expedition Plus ETF

Ticker: HBTA

Exchange: NYSE ARCA

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Expedition Plus ETF (the "Fund") for the period of January 22, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/hbta-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Expedition Plus ETF(1)	$78	0.85%
(1)	Expense reported are for the period of January 22, 2025 to November 30, 2025. Expenses for the full reporting period would be higher.
How did the Fund perform during the reporting period?

The Fund returned 15.22% since inception of January 22, 2025 for the period ended November 30, 2025. The Fund outperformed its benchmark, the S&P 500, which returned 13.78% for the same Period.

The outperformance was driven by stock selection in the Information Technology and Consumer Staples sectors. Stock selection within Consumer Discretionary and Communication Services detracted from relative performance. Additionally, the Fund's use of options contributed positively to performance.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$117,041,810
Number of Portfolio Holdings	207
Portfolio Turnover Rate (%)	92%
Total Advisory Fees Paid ($)	$397,811
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	31.7%
Financials	12.7%
Health Care	10.3%
Consumer Discretionary	9.2%
Communication Services	8.2%
Industrials	8.1%
Consumer Staples	4.2%
Energy	2.1%
Utilities	1.7%
Cash & Other	11.8%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	89.4%
Exchange Traded Funds	9.2%
Real Estate Investment Trusts - Common	1.2%
Money Market Funds	0.2%
Purchased Options	0.2%
Written Options	-0.4%
Cash & Other	0.2%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2025)
Horizon Expedition Plus ETF
S&P 500 Total Return Index

Average Annual Returns
November 30, 2025
Since Commencement of Operations (01/22/2025)
Horizon Expedition Plus ETF - NAV	15.22%
S&P 500 Total Return Index	13.78%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/hbta-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Flexible Income ETF

Ticker: FLXN

Exchange: CBOE

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Flexible Income ETF (the "Fund") for the period of July 2, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/fif-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Flexible Income ETF(1)	$34	0.80%
(1)	Expense reported are for the period of July 2, 2025 to November 30, 2025. Expenses for the full reporting period would be higher.
How did the Fund perform during the reporting period?

The Fund returned 4.16% since inception of July 2, 2025 for the period ended November 30, 2025. The Fund outperformed its benchmark, the Bloomberg U.S. High Yield Corporate Bond Index, which returned 3.14% for the same Period.

The outperformance was driven by positive contributions from the Fund's options portfolio.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$33,726,236
Number of Portfolio Holdings	4
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$86,221
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	97.1%
Money Market Funds	1.8%
Purchased Options	0.1%
Written Options	-0.3%
Cash & Other	1.3%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2025)
Horizon Flexible Income ETF
Bloomberg Aggregate Bond Index
Bloomberg U.S. High Yield Corporate Bond Index

Average Annual Returns
November 30, 2025
Since Commencement of Operations (07/02/2025)
Horizon Flexible Income ETF - NAV	4.16%
Bloomberg Aggregate Bond Index	3.48%
Bloomberg U.S. High Yield Corporate Bond Index	3.14%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/fif-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Landmark ETF

Ticker: BENJ

Exchange: NYSE ARCA

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Landmark ETF (the "Fund") for the period of January 22, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/benj-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Landmark ETF(1)	$35	0.40%
(1)	Expense reported are for the period of January 22, 2025 to November 30, 2025. Expenses for the full reporting period would be higher.
How did the Fund perform during the reporting period?

The Fund returned 3.39% since inception of January 22, 2025 for the period ended November 30, 2025. The Fund underperformed its benchmark, the Bloomberg U.S. Treasury Bills: 1-3 Months Index, which returned 3.68% for the same Period.

Underperformance was driven by significant fund flows that required the Fund's options portfolio to be reset at progressively lower interest rate levels during the year.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$165,420,576
Number of Portfolio Holdings	3
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$247,631
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Type of Security	% of Net Assets
Purchased Options	99.3%
Money Market Funds	0.7%
Cash & Other	0.0%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2025)
Horizon Landmark ETF
Bloomberg U.S. Treasury Bills: 1-3 Months

Average Annual Returns
November 30, 2025
Since Commencement of Operations (01/22/2025)
Horizon Landmark ETF - NAV	3.39%
Bloomberg U.S. Treasury Bills: 1-3 Months	3.68%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/benj-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Managed Risk ETF

Ticker: SFTY

Exchange: CBOE

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Managed Risk ETF (the "Fund") for the period of June 25, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/mrf-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Managed Risk ETF(1)	$36	0.77%
(1)	Expense reported are for the period of June 25, 2025 to November 30, 2025. Expenses for the full reporting period would be higher.
How did the Fund perform during the reporting period?

The Fund returned 13.14% since inception of June 25, 2025 for the period ended November 30, 2025. The Fund outperformed its benchmark, the S&P 500, which returned 13.00% for the same Period.

The outperformance was driven by stock selection in the Communication Services, Financials, and Consumer Staples sectors. Stock selection within Consumer Discretionary and Energy detracted from relative performance.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$345,090,561
Number of Portfolio Holdings	165
Portfolio Turnover Rate (%)	23%
Total Advisory Fees Paid ($)	$826,752
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	30.0%
Financials	13.0%
Communication Services	10.4%
Health Care	10.1%
Consumer Discretionary	8.2%
Industrials	7.3%
Consumer Staples	6.0%
Energy	3.3%
Utilities	1.8%
Cash & Other	9.9%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	91.6%
Exchange Traded Funds	6.8%
Real Estate Investment Trusts - Common	1.3%
Money Market Funds	0.3%
Cash & Other	0.0%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2025)
Horizon Managed Risk ETF
S&P 500 Total Return Index
Bloomberg Aggregate Bond Index

Average Annual Returns
November 30, 2025
Since Commencement of Operations (06/25/2025)
Horizon Managed Risk ETF - NAV	13.14%
S&P 500 Total Return Index	13.00%
Bloomberg Aggregate Bond Index	3.74%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/mrf-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Nasdaq-100 Defined Risk ETF

Ticker: QGRD

Exchange: NASDAQ

Annual Shareholder Report

November 30, 2025

This annual shareholder report contains important information about Horizon Nasdaq-100 Defined Risk ETF (the "Fund") for the period of July 9, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/n1d-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Nasdaq-100 Defined Risk ETF(1)	$35	0.85%
(1)	Expense reported are for the period of July 9, 2025 to November 30, 2025. Expenses for the full reporting period would be higher.
How did the Fund perform during the reporting period?

The Fund returned 9.45% since inception of July 9, 2025 for the period ended November 30, 2025. The Fund underperformed its benchmark, the Nasdaq 100 Total Return Index, which returned 11.52% for the same Period.

The underperformance was in line with expectations in a strong up-market for equities due to the Fund's option positions, which are designed to lower overall portfolio volatility.

What are some key Fund statistics?
(as of November 30, 2025)
Net Assets ($)	$78,801,993
Number of Portfolio Holdings	9
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$211,965
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Type of Security	% of Net Assets
Purchased Options	100.6%
Money Market Funds	0.0%
Written Options	-0.4%
Cash & Other	-0.2%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to November 30, 2025)
Horizon Nasdaq-100 Defined Risk ETF
Nasdaq-100 Total Return Index
Bloomberg U.S. Treasury: 1-3 Year

Average Annual Returns
November 30, 2025
Since Commencement of Operations (07/09/2025)
Horizon Nasdaq-100 Defined Risk ETF - NAV	9.45%
Nasdaq-100 Total Return Index	11.52%
Bloomberg U.S. Treasury: 1-3 Year	2.09%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/n1d-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Todd Gaylord is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant, Cohen & Company, Ltd., to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and taxable income and excise calculations and year to date estimates for book-to-tax differences. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2025	FYE 09/30/2025	FYE 11/30/2024
( a ) Audit Fees	$308,000	$41,000	$153,000
( b ) Audit-Related Fees	$0	$0	$0
( c ) Tax Fees	$85,000	$7,000	$37,500
( d ) All Other Fees	$0	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2025	FYE 09/30/2025	FYE 11/30/2024
Audit-Related Fees	0%	0%	0%
Tax Fees	0%	0%	0%
All Other Fees	0%	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 11/30/2025	FYE 09/30/2025	FYE 11/30/2024
Registrant	$4,000	$0	$3,250
Registrant’s Investment Adviser	$0	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: John Davidson, Todd Gaylord, and Thomas Okel.

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

HORIZON FUNDS	Financial Statements

Centre American Select Equity Fund		Centre Global Infrastructure Fund
Advisor Class Investor Class	DHAMX DHANX	Advisor Class Investor Class	DHIVX DHINX

Horizon Active Asset Allocation Fund			Horizon Active Income Fund
Investor Class Advisor Class Institutional Class	Shares Shares Shares	AAANX HASAX HASIX	Investor Class Advisor Class Institutional Class	Shares Shares Shares	AIMNX AIHAX AIRIX

Horizon Active Risk Assist® Fund			Horizon Defensive Core Fund
Investor Class Advisor Class Institutional Class	Shares Shares Shares	ARANX ARAAX ACRIX	Investor Class Advisor Class	Shares Shares	HESGX HESAX

Horizon Defined Risk Fund			Horizon Equity Premium Income Fund
Investor Class Advisor Class	Shares Shares	HNDRX HADRX	Investor Class Advisor Class	Shares Shares	HNDDX HADUX

Horizon Multi-Factor Small/Mid Cap Fund			Horizon Multi-Factor U.S. Equity Fund
Investor Class Advisor Class	Shares Shares	HSMNX HSMBX	Investor Class Advisor Class	Shares Shares	USRAX USRTX

Horizon Tactical Fixed Income Fund
Investor Class Advisor Class	Shares Shares	HTFNX HTFAX

November 30, 2025

Investor Information: 1-855-754-7932

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Centre American Select Equity Fund, Centre Global Infrastructure Fund, Horizon Active Asset Allocation Fund, Horizon Active Income Fund, Horizon Active Risk Assist® Fund, Horizon Defensive Core Fund, Horizon Defined Risk Fund, Horizon Equity Premium Income Fund, Horizon Multi-Factor Small/Mid Cap Fund, Horizon Multi-Factor U.S. Equity Fund, and Horizon Tactical Fixed Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Horizon Funds

Table of Contents
Schedules of Investments and Written Options	1
Statements of Assets and Liabilities	76
Statements of Operations	80
Statements of Changes in Net Assets	84
Financial Highlights	91
Notes to Financial Statements	116
Report of Independent Registered Public Accounting Firm	143
Additional Information	145
Privacy Notice	153

Centre American Select Equity Fund

Schedule of Investments

November 30, 2025

	Shares	Value
COMMON STOCKS — 77.8%
Banks — 18.4%
Citizens Financial Group, Inc.	160,585	$8,687,648
Huntington Bancshares, Inc.	427,720	6,971,836
KeyCorp	404,995	7,443,808
M&T Bank Corp.	41,373	7,869,972
Regions Financial Corp.	303,838	7,732,677
Truist Financial Corp.	184,906	8,598,129
US Bancorp	149,511	7,333,515
		54,637,585
Building Products — 2.0%
Trane Technologies PLC	14,527	6,122,840

Capital Goods — 6.6%
Generac Holdings, Inc. (a)	42,840	6,495,829
General Dynamics Corp.	20,691	7,068,666
Stanley Black & Decker, Inc.	83,357	5,961,693
		19,526,188
Chemicals — 1.9%
Eastman Chemical Co.	92,104	5,717,816

Containers & Packaging — 4.3%
Packaging Corp. of America	28,447	5,805,179
Smurfit WestRock PLC	196,263	7,004,627
		12,809,806
Electrical Equipment — 2.3%
GE Vernova, Inc.	11,309	6,782,799

Financial Services — 5.2%
Northern Trust Corp.	56,706	7,447,766
State Street Corp.	66,623	7,929,469
		15,377,235
Health Care Equipment & Services — 2.6%
Medtronic PLC	73,542	7,746,179

Independent Power and Renewable Electricity Producers — 2.0%
AES Corp.	420,152	5,907,337

Materials — 14.4%
Albemarle Corp.	83,745	10,886,013
Freeport-McMoRan, Inc.	132,653	5,701,426
International Flavors & Fragrances, Inc.	91,146	6,332,824
Newmont Goldcorp Corp.	128,730	11,679,673
Nucor Corp.	52,719	8,408,153
		43,008,089

See accompanying notes to financial statements.

Centre American Select Equity Fund

Schedule of Investments (Continued)
November 30, 2025

	Shares	Value
Oil, Gas & Consumable Fuels — 2.6%
Phillips 66	56,182	$7,694,687

Semiconductors & Semiconductor Equipment — 13.1%
Analog Devices, Inc.	24,575	6,520,731
Applied Materials, Inc.	39,281	9,908,632
Broadcom, Inc.	23,494	9,467,142
Micron Technology, Inc.	55,612	13,151,126
		39,047,631
Transportation — 2.4%
Knight-Swift Transportation Holdings, Inc.	158,437	7,256,415
TOTAL COMMON STOCKS (Cost $188,679,356)		231,634,607

REAL ESTATE INVESTMENT TRUSTS - COMMON — 11.9%
Equity Real Estate Investment Trusts (REITs) — 11.9%
BXP, Inc.	127,032	9,192,035
Federal Realty Investment Trust	58,653	5,790,811
Lamar Advertising Co. - Class A	46,920	6,211,739
VICI Properties, Inc.	185,555	5,347,695
Weyerhaeuser Co.	399,509	8,873,095
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $35,329,150)		35,415,375

EXCHANGE TRADED FUNDS — 9.6%
iShares Russell 2000 ETF	114,839	28,566,201
TOTAL EXCHANGE TRADED FUNDS (Cost $25,320,403)		28,566,201

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.4% (a)
Put Options — 0.4%
S&P 500 Index, Expiration: 03/20/2026; Exercise Price: $5,400.00 (b)(c)	$299,990,142	438	1,189,170
TOTAL PURCHASED OPTIONS (Cost $2,482,838)			1,189,170

See accompanying notes to financial statements.

Centre American Select Equity Fund

Schedule of Investments (Continued)
November 30, 2025

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class X, 3.92% (d)	570,406	$570,406
TOTAL MONEY MARKET FUNDS (Cost $570,406)		570,406

TOTAL INVESTMENTS — 99.9% (Cost $252,382,153)		297,375,759
Other Assets in Excess of Liabilities — 0.1%		154,751
TOTAL NET ASSETS — 100.0%		$297,530,510

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

See accompanying notes to financial statements.

Centre Global Infrastructure Fund Schedule of Investments November 30, 2025

	Shares	Value
COMMON STOCKS — 99.5%
Australia — 1.8%
Transportation — 1.8%
Transurban Group	158,308	$1,548,470

Canada — 13.6%
Energy — 10.4%
Enbridge, Inc.	104,374	5,073,617
Pembina Pipeline Corp.	27,900	1,081,501
TC Energy Corp.	49,692	2,684,708
		8,839,826
Utilities — 3.2%
Algonquin Power & Utilities Corp.	242,117	1,491,441
Northland Power, Inc.	96,775	1,204,277
		2,695,718
Total Canada		11,535,544

France — 3.5%
Capital Goods — 1.6%
Schneider Electric SE	4,912	1,316,615

Telecommunication Services — 1.1%
Orange SA	56,551	931,132

Utilities — 0.8%
Engie SA	28,202	716,659
Total France		2,964,406

Germany — 4.4%
Telecommunication Services — 3.6%
Deutsche Telekom AG	94,198	3,034,238

Utilities — 0.8%
E.ON SE	39,022	695,034
Total Germany		3,729,272

Italy — 1.6%
Utilities — 1.6%
Enel SpA	126,831	1,310,974

Japan — 7.3%
Telecommunication Services — 7.3%
KDDI Corp.	92,400	1,590,921
NTT, Inc.	819,700	817,575

See accompanying notes to financial statements.

Centre Global Infrastructure Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
SoftBank Corp.	746,500	$1,066,668
SoftBank Group Corp.	25,000	2,692,775
Total Japan		6,167,939

Netherlands — 0.6%
Telecommunication Services — 0.6%
Koninklijke KPN NV	116,917	534,518

Singapore — 0.9%
Telecommunication Services — 0.9%
Singapore Telecommunications Ltd.	214,000	781,124

Spain — 4.1%
Transportation — 1.4%
Aena SME SA (a)	43,456	1,182,949

Utilities — 2.7%
Iberdrola SA	106,150	2,239,865
Total Spain		3,422,814

Switzerland — 2.4%
Capital Goods — 1.7%
ABB Ltd.	20,398	1,466,035

Telecommunication Services — 0.7%
Swisscom AG	798	572,839
Total Switzerland		2,038,874

United Kingdom — 2.5%
Telecommunication Services — 1.1%
Vodafone Group PLC	729,451	907,831

Utilities — 1.4%
National Grid PLC	77,599	1,177,657
Total United Kingdom		2,085,488

United States — 56.8% (b)
Diversified Telecommunication Services — 5.8%
AT&T, Inc.	189,155	4,921,813

Electric Utilities — 2.6%
Constellation Energy Corp.	4,690	1,708,848
NRG Energy, Inc.	3,006	509,487
		2,218,335

See accompanying notes to financial statements.

Centre Global Infrastructure Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Electrical Equipment — 1.8%
GE Vernova, Inc.	2,475	$1,484,431

Energy — 9.3%
Cheniere Energy, Inc.	10,487	2,186,120
ONEOK, Inc.	29,613	2,156,419
Williams Cos., Inc.	58,080	3,538,814
		7,881,353
Health Care Equipment & Services — 0.8%
Universal Health Services, Inc. - Class B	2,707	659,506

Health Care Providers & Services — 5.4%
HCA Healthcare, Inc.	9,002	4,575,627

Independent Power and Renewable Electricity Producers — 1.7%
AES Corp.	100,961	1,419,512

Multi-Utilities — 1.0%
Ameren Corp.	4,178	444,330
DTE Energy Co.	3,129	428,767
		873,097
Oil, Gas & Consumable Fuels — 5.2%
Kinder Morgan, Inc.	95,199	2,600,837
Targa Resources Corp.	10,265	1,799,557
		4,400,394
Telecommunication Services — 8.3%
T-Mobile US, Inc.	12,854	2,686,615
Verizon Communications, Inc.	106,341	4,371,678
		7,058,293
Utilities — 14.9%
American Electric Power Co., Inc.	7,958	984,962
Consolidated Edison, Inc.	5,360	537,930
Dominion Energy, Inc.	12,630	792,785
Duke Energy Corp.	11,541	1,430,391
Entergy Corp.	6,466	630,564
Exelon Corp.	14,913	702,701
NextEra Energy, Inc.	30,800	2,657,732
PG&E Corp.	32,583	525,238
Public Service Enterprise Group, Inc.	7,889	658,889
Sempra	9,792	927,498
Southern Co.	16,423	1,496,464
WEC Energy Group, Inc.	4,781	535,807

See accompanying notes to financial statements.

Centre Global Infrastructure Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Xcel Energy, Inc.	8,577	$704,257
		12,585,218
Total United States		48,077,579
TOTAL COMMON STOCKS (Cost $68,818,570)		84,197,002

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.3%
First American Government Obligations Fund - Class X, 3.92% (c)	276,431	276,431
TOTAL MONEY MARKET FUNDS (Cost $276,431)		276,431

TOTAL INVESTMENTS — 99.8% (Cost $69,095,001)		84,473,433
Other Assets in Excess of Liabilities — 0.2%		183,672
TOTAL NET ASSETS — 100.0%		$84,657,105

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $1,182,949 or 1.4% of the Fund’s net assets.

(b)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Schedule of Investments

November 30, 2025

	Shares	Value
EXCHANGE TRADED FUNDS — 84.5%
Avantis International Small Cap Value ETF	324,130	$30,043,610
Goldman Sachs Equal Weight US Large Cap Equity ETF (a)	168,133	14,310,640
Invesco KBW Bank ETF (a)	365,849	29,019,143
Invesco S&P 500 Equal Weight ETF (a)	186,947	35,805,959
iShares Core Dividend Growth ETF	735,971	51,466,452
iShares Core MSCI Emerging Markets ETF	883,420	59,277,482
iShares Core MSCI International Developed Markets ETF	1,783,137	145,807,112
iShares MSCI Japan ETF (a)	262,816	21,816,356
JPMorgan BetaBuilders Europe ETF (a)	308,393	21,960,666
SPDR Portfolio Emerging Markets ETF	620,521	29,183,103
State Street Communication Services Select Sector SPDR ETF (a)	185,088	21,357,304
State Street SPDR Portfolio S&P 500 Growth ETF (b)	1,378,803	147,587,073
State Street SPDR S&P Regional Banking ETF (a)	324,749	20,455,939
TOTAL EXCHANGE TRADED FUNDS (Cost $536,789,490)		628,090,839

COMMON STOCKS — 15.4%
Aerospace & Defense — 0.1%
AeroVironment, Inc. (c)	2,152	601,398
Axon Enterprise, Inc. (c)	784	423,470
		1,024,868
Automobiles — 0.5%
BYD Co. Ltd. - ADR (a)	43,592	546,208
Tesla, Inc. (c)	6,955	2,991,832
		3,538,040
Banks — 0.2%
JPMorgan Chase & Co.	4,381	1,371,603

Broadline Retail — 1.5%
Alibaba Group Holding Ltd. - ADR	4,247	668,053
Amazon.com, Inc. (c)	37,511	8,748,316
PDD Holdings, Inc. - ADR (c)	4,710	546,737
Prosus NV - ADR	44,306	556,926
Sea Ltd. - ADR (c)	3,384	470,410
		10,990,442
Capital Markets — 0.0% (d)
Goldman Sachs Group, Inc.	563	465,061

Communications Equipment — 0.1%
Arista Networks, Inc. (c)	4,525	591,327

Construction & Engineering — 0.1%
Quanta Services, Inc.	1,336	621,080

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Schedule of Investments (Continued)
November 30, 2025

	Shares	Value
Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp.	677	$618,500
Walmart, Inc.	7,550	834,351
		1,452,851
Diversified Telecommunication Services — 0.1%
Deutsche Telekom AG - ADR	16,939	545,097

Electric Utilities — 0.2%
Constellation Energy Corp.	1,853	675,159
NRG Energy, Inc.	4,155	704,231
		1,379,390
Electrical Equipment — 0.4%
ABB Ltd. - ADR	8,628	619,145
Eaton Corp. PLC	1,783	616,722
GE Vernova, Inc.	1,205	722,723
Schneider Electric SE - ADR	11,272	604,630
Vertiv Holdings Co. - Class A	3,511	631,032
		3,194,252
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. - Class A	5,350	753,815

Entertainment — 0.3%
Netflix, Inc. (c)	14,760	1,587,881
Spotify Technology SA (c)	964	577,310
		2,165,191
Financial Services — 0.2%
Berkshire Hathaway, Inc. - Class B (c)	1,123	577,009
MasterCard, Inc. - Class A	1,044	574,753
Visa, Inc. - Class A	1,936	647,476
		1,799,238
Ground Transportation — 0.1%
Uber Technologies, Inc. (c)	6,746	590,545

Health Care Equipment & Supplies — 0.2%
Intuitive Surgical, Inc. (c)	2,599	1,490,475

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	3,364	601,685

Industrial Conglomerates — 0.2%
Hitachi Ltd. - ADR	20,847	666,895
Siemens AG - ADR	8,073	1,070,803
		1,737,698

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Schedule of Investments (Continued)
November 30, 2025

	Shares	Value
Interactive Media & Services — 2.9%
Alphabet, Inc. - Class A	40,191	$12,868,354
Meta Platforms, Inc. - Class A	11,565	7,493,542
Tencent Holdings Ltd. - ADR	12,680	1,002,227
		21,364,123
IT Services — 0.0% (d)
Cognizant Technology Solutions Corp. - Class A	4,257	330,811

Oil, Gas & Consumable Fuels — 0.1%
Exxon Mobil Corp.	4,899	567,892

Pharmaceuticals — 0.4%
Eli Lilly & Co.	2,292	2,464,977
Johnson & Johnson	2,806	580,618
		3,045,595
Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices, Inc. (c)	3,122	679,129
Applied Materials, Inc.	3,066	773,399
ARM Holdings PLC - ADR (c)	3,990	540,884
Broadcom, Inc.	23,117	9,315,226
KLA Corp.	624	733,493
Lam Research Corp.	4,780	745,680
Micron Technology, Inc.	3,566	843,288
NVIDIA Corp.	88,682	15,696,714
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,857	1,124,354
		30,452,167
Software — 3.0%
Cadence Design Systems, Inc. (c)	1,815	565,990
Intuit, Inc.	1,006	637,884
Microsoft Corp.	33,208	16,338,668
Oracle Corp.	3,700	747,215
Palantir Technologies, Inc. - Class A (c)	10,775	1,815,049
Palo Alto Networks, Inc. (c)	2,961	562,975
Salesforce, Inc.	2,830	652,428
SAP SE - ADR	2,465	595,914
ServiceNow, Inc. (c)	766	622,306
		22,538,429
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.	5,497	1,532,838
Dell Technologies, Inc. - Class C	3,697	492,995
		2,025,833
TOTAL COMMON STOCKS (Cost $105,999,432)		114,637,508

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Schedule of Investments (Continued)
November 30, 2025

	Shares	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 6.6%
First American Government Obligations Fund - Class X, 3.92% (e)	49,386,111	$49,386,111
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $49,386,111)		49,386,111

MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class X, 3.92% (e)	1,223,137	1,223,137
TOTAL MONEY MARKET FUNDS (Cost $1,223,137)		1,223,137

TOTAL INVESTMENTS — 106.7% (Cost $693,398,170)		793,337,595
Liabilities in Excess of Other Assets — (6.7)%		(49,977,540)
TOTAL NET ASSETS — 100.0%		$743,360,055

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $48,483,084.

(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $140,222,400.

(c)	Non-income producing security.

(d)	Represents less than 0.05% of net assets.

(e)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

See accompanying notes to financial statements.

Horizon Active Income Fund Schedule of Investments November 30, 2025

	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
iShares 10+ Year Investment Grade Corporate Bond ETF (a)	502,913	$25,960,369
iShares 5-10 Year Investment Grade Corporate Bond ETF	1,040,340	56,584,093
iShares TIPS Bond ETF	125,139	13,922,965
Janus Henderson Mortgage-Backed Securities ETF (a)	491,419	22,590,531
PIMCO Active Bond Exchange-Traded Fund (b)	149,835	14,079,995
PIMCO Multisector Bond Active ETF (a)	1,879,586	50,636,047
Simplify MBS ETF	274,568	13,861,565
State Street DoubleLine Total Return Tactical ETF (a)	823,357	33,510,630
State Street SPDR Portfolio Short Term Corporate Bond ETF	724,363	21,948,199
Vanguard Total International Bond ETF (a)	551,091	27,361,668
TOTAL EXCHANGE TRADED FUNDS (Cost $274,663,114)		280,456,062

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 24.9%
First American Government Obligations Fund - Class X, 3.92% (c)	69,824,032	69,824,032
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $69,824,032)		69,824,032

MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class X, 3.92% (c)	214,908	214,908
TOTAL MONEY MARKET FUNDS (Cost $214,908)		214,908

TOTAL INVESTMENTS — 124.9% (Cost $344,702,054)		350,495,002
Liabilities in Excess of Other Assets — (24.9)%		(69,850,454)
TOTAL NET ASSETS — 100.0%		$280,644,548

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $68,189,927.

(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $3,288,950.

(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments November 30, 2025

	Shares	Value
EXCHANGE TRADED FUNDS — 89.3%
Invesco S&P 500 Equal Weight ETF	575,917	$110,305,383
iShares Core MSCI International Developed Markets ETF	2,045,522	167,262,334
iShares MSCI USA Minimum Volatility ETF (a)	1,008,371	96,128,007
iShares MSCI USA Quality Factor ETF	285,295	56,511,234
SPDR Portfolio Developed World ex-US ETF	4,795,162	210,315,805
SPDR Portfolio Emerging Markets ETF	3,266,175	153,608,210
State Street SPDR Portfolio S&P 500 Growth ETF (b)	3,033,771	324,734,848
State Street SPDR Portfolio S&P 500 Value ETF (b)	2,492,579	141,777,894
TOTAL EXCHANGE TRADED FUNDS (Cost $1,054,575,868)		1,260,643,715

COMMON STOCKS — 10.5%
Aerospace & Defense — 0.1%
AeroVironment, Inc. (c)	2,800	782,488
Axon Enterprise, Inc. (c)	1,021	551,483
		1,333,971
Automobiles — 0.3%
BYD Co. Ltd. - ADR (a)	56,665	710,012
Tesla, Inc. (c)	9,003	3,872,821
		4,582,833
Banks — 0.1%
JPMorgan Chase & Co.	5,624	1,760,762

Broadline Retail — 1.0%
Alibaba Group Holding Ltd. - ADR	5,526	869,240
Amazon.com, Inc. (c)	48,898	11,403,992
PDD Holdings, Inc. - ADR (c)	6,141	712,847
Prosus NV - ADR	57,633	724,447
Sea Ltd. - ADR (c)	4,408	612,756
		14,323,282
Capital Markets — 0.0% (d)
Goldman Sachs Group, Inc.	732	604,661

Communications Equipment — 0.0% (d)
Arista Networks, Inc. (c)	5,876	767,876

Construction & Engineering — 0.1%
Quanta Services, Inc.	1,737	807,497

Consumer Staples Distribution & Retail — 0.1%
Costco Wholesale Corp.	892	814,922
Walmart, Inc.	9,861	1,089,739
		1,904,661

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Diversified Telecommunication Services — 0.0% (d)
Deutsche Telekom AG - ADR	22,041	$709,279

Electric Utilities — 0.1%
Constellation Energy Corp.	2,424	883,209
NRG Energy, Inc.	5,404	915,924
		1,799,133
Electrical Equipment — 0.3%
ABB Ltd. - ADR	11,242	806,726
Eaton Corp. PLC	2,318	801,773
GE Vernova, Inc.	1,572	942,838
Schneider Electric SE - ADR	14,685	787,703
Vertiv Holdings Co. - Class A	4,564	820,288
		4,159,328
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. - Class A	6,967	981,650

Entertainment — 0.2%
Netflix, Inc. (c)	19,380	2,084,900
Spotify Technology SA (c)	1,256	752,181
		2,837,081
Financial Services — 0.2%
Berkshire Hathaway, Inc. - Class B (c)	1,453	746,566
MasterCard, Inc. - Class A	1,355	745,968
Visa, Inc. - Class A	2,538	848,809
		2,341,343
Ground Transportation — 0.1%
Uber Technologies, Inc. (c)	8,779	768,514

Health Care — 0.0% (d)
ABIOMED INC (c)(e)	113	0

Health Care Equipment & Supplies — 0.1%
Intuitive Surgical, Inc. (c)	3,378	1,937,215

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	4,389	785,017

Industrial Conglomerates — 0.2%
Hitachi Ltd. - ADR	27,104	867,057
Siemens AG - ADR	10,487	1,390,996
		2,258,053

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Interactive Media & Services — 2.0%
Alphabet, Inc. - Class A	52,370	$16,767,826
Meta Platforms, Inc. - Class A	15,045	9,748,408
Tencent Holdings Ltd. - ADR	16,519	1,305,662
		27,821,896
IT Services — 0.0% (d)
Cognizant Technology Solutions Corp. - Class A	5,533	429,969

Oil, Gas & Consumable Fuels — 0.0% (d)
Exxon Mobil Corp.	6,362	737,483

Pharmaceuticals — 0.3%
Eli Lilly & Co.	2,943	3,165,108
Johnson & Johnson	3,652	755,672
		3,920,780
Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc. (c)	4,077	886,870
Applied Materials, Inc.	3,989	1,006,225
ARM Holdings PLC - ADR (c)	5,187	703,150
Broadcom, Inc.	29,911	12,052,937
KLA Corp.	813	955,657
Lam Research Corp.	6,221	970,476
Micron Technology, Inc.	4,646	1,098,686
NVIDIA Corp.	115,818	20,499,786
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,040	1,469,210
		39,642,997
Software — 2.1%
Cadence Design Systems, Inc. (c)	2,359	735,630
Intuit, Inc.	1,310	830,645
Microsoft Corp.	43,126	21,218,423
Oracle Corp.	4,824	974,207
Palantir Technologies, Inc. - Class A (c)	14,002	2,358,637
Palo Alto Networks, Inc. (c)	3,861	734,092
Salesforce, Inc.	3,667	845,390
SAP SE - ADR	3,204	774,567
ServiceNow, Inc. (c)	997	809,973
		29,281,564
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.	7,213	2,011,345
Dell Technologies, Inc. - Class C	4,807	641,014
		2,652,359
TOTAL COMMON STOCKS (Cost $130,324,447)		149,149,204

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Continued) November 30, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.3% (c)(i)
Call Options — 0.2% (f)(g)
Invesco QQQ Trust Series 1, Expiration: 12/05/2025; Exercise Price: $620.00	$77,406,250	1,250	$645,625
iShares MSCI Brazil ETF, Expiration: 01/16/2026; Exercise Price: $33.00	8,402,500	2,500	311,250
iShares MSCI Emerging Markets ETF
Expiration: 12/31/2025; Exercise Price: $55.00	423,696	78	4,251
Expiration: 01/16/2026; Exercise Price: $58.50	10,864,000	2,000	18,000
Expiration: 01/16/2026; Exercise Price: $59.00	8,148,000	1,500	9,000
Expiration: 01/16/2026; Exercise Price: $60.00	16,296,000	3,000	18,000
iShares Silver Trust, Expiration: 01/16/2026; Exercise Price: $50.00	17,923,500	3,500	1,312,500
SPDR S&P 500 ETF Trust
Expiration: 12/19/2025; Exercise Price: $702.00	136,678,000	2,000	372,000
Expiration: 12/31/2025; Exercise Price: $697.00	102,508,500	1,500	692,250
State Street Materials Select Sector SPDR ETF, Expiration: 12/19/2025; Exercise Price: $95.00	44,700,000	5,000	42,500
Total Call Options			3,425,376

Put Options — 0.1% (f)(g)
CBOE Volatility Index, Expiration: 12/17/2025; Exercise Price: $18.00	16,350,000	10,000	1,090,000
State Street Energy Select Sector SPDR ETF, Expiration: 01/16/2026; Exercise Price: $82.00	18,090,000	2,000	119,000
Total Put Options			1,209,000
TOTAL PURCHASED OPTIONS (Cost $4,741,292)			4,634,376

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 6.1%
First American Government Obligations Fund - Class X, 3.92% (h)	86,091,130	$86,091,130
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $86,091,130)		86,091,130

MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class X, 3.92% (h)	1,314,164	1,314,164
TOTAL MONEY MARKET FUNDS (Cost $1,314,164)		1,314,164

TOTAL INVESTMENTS — 106.3% (Cost $1,277,046,901)		1,501,832,589
Liabilities in Excess of Other Assets — (6.3)%		(89,535,681)
TOTAL NET ASSETS — 100.0%		$1,412,296,908

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $84,607,436.

(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $186,672,000.

(c)	Non-income producing security.

(d)	Represents less than 0.05% of net assets.

(e)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2025.

(f)	100 shares per contract.

(g)	Exchange-traded.

(h)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

(i)	Held in connection with written option contracts. See Schedule of Written Options for further information.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Written Options November 30, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.2)% (a)(b)
Call Options — (0.1)%
Invesco QQQ Trust Series 1
Expiration: 12/05/2025; Exercise Price: $630.00	$(77,406,250)	(1,250)	$(164,375)
Expiration: 12/19/2025; Exercise Price: $665.00	(161,005,000)	(2,600)	(105,300)
Expiration: 12/31/2025; Exercise Price: $647.00	(111,465,000)	(1,800)	(578,700)
iShares MSCI Brazil ETF, Expiration: 12/19/2025; Exercise Price: $34.00	(8,402,500)	(2,500)	(131,250)
iShares MSCI Emerging Markets ETF, Expiration: 12/19/2025; Exercise Price: $55.00	(423,696)	(78)	(3,198)
iShares Silver Trust, Expiration: 01/16/2026; Exercise Price: $57.00	(35,847,000)	(7,000)	(1,151,500)
State Street Materials Select Sector SPDR ETF, Expiration: 12/19/2025; Exercise Price: $100.00	(44,700,000)	(5,000)	(12,500)
Total Call Options			(2,146,823)

Put Options — (0.1)%
CBOE Volatility Index, Expiration: 12/17/2025; Exercise Price: $16.50	(32,700,000)	(20,000)	(700,000)
State Street Energy Select Sector SPDR ETF, Expiration: 01/16/2026; Exercise Price: $77.00	(36,180,000)	(4,000)	(86,000)
Total Put Options			(786,000)
TOTAL WRITTEN OPTIONS (Premiums received $2,731,021)			$(2,932,823)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments November 30, 2025

	Shares	Value
COMMON STOCKS — 89.0%
Aerospace & Defense — 0.4%
Axon Enterprise, Inc. (a)	952	$514,213
Howmet Aerospace, Inc.	2,758	564,259
L3Harris Technologies, Inc.	1,833	510,839
TransDigm Group, Inc.	377	512,784
		2,102,095
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	3,441	505,483
FedEx Corp.	1,852	510,559
United Parcel Service, Inc. - Class B	5,657	541,884
		1,557,926
Automobile Components — 0.1%
Aptiv PLC (a)	6,641	515,010

Automobiles — 1.6%
Ford Motor Co.	38,409	510,072
General Motors Co.	6,949	510,890
Tesla, Inc. (a)	15,997	6,881,429
		7,902,391
Banks — 3.6%
Bank of America Corp.	67,332	3,612,362
Fifth Third Bancorp	11,703	508,612
JPMorgan Chase & Co.	26,507	8,298,812
KeyCorp	27,536	506,112
M&T Bank Corp.	2,642	502,561
PNC Financial Services Group, Inc.	2,618	499,305
Regions Financial Corp.	19,886	506,099
Truist Financial Corp.	10,915	507,547
US Bancorp	10,327	506,539
Wells Fargo & Co.	28,049	2,408,007
		17,855,956
Beverages — 1.3%
Coca-Cola Co.	39,720	2,904,326
Constellation Brands, Inc. - Class A	3,850	525,063
Keurig Dr Pepper, Inc.	18,801	524,548
Monster Beverage Corp. (a)	6,810	510,682
PepsiCo, Inc.	12,250	1,822,065
		6,286,684
Biotechnology — 1.5%
AbbVie, Inc.	16,760	3,816,252
Biogen, Inc. (a)	2,783	506,757
Gilead Sciences, Inc.	10,473	1,317,922
Incyte Corp. (a)	4,798	501,199

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Regeneron Pharmaceuticals, Inc.	689	$537,551
Vertex Pharmaceuticals, Inc. (a)	1,969	853,778
		7,533,459
Broadline Retail — 3.4%
Amazon.com, Inc. (a)	70,835	16,520,139

Building Products — 0.2%
Lennox International, Inc.	1,047	522,317
Trane Technologies PLC	1,573	662,988
		1,185,305
Capital Goods — 0.1%
General Dynamics Corp.	2,002	683,943

Capital Markets — 2.1%
Blackrock, Inc.	1,288	1,348,922
Blackstone, Inc.	5,514	807,360
CBOE Global Markets, Inc.	1,974	509,628
Charles Schwab Corp.	15,305	1,419,233
CME Group, Inc.	2,757	775,985
Interactive Brokers Group, Inc. - Class A	8,076	525,101
Intercontinental Exchange, Inc.	4,060	638,638
Moody’s Corp.	1,261	618,874
MSCI, Inc.	901	507,912
Nasdaq, Inc.	5,672	515,698
Robinhood Markets, Inc. - Class A (a)	6,281	807,046
S&P Global, Inc.	2,564	1,279,000
T. Rowe Price Group, Inc.	5,037	515,688
		10,269,085
Chemicals — 1.0%
Air Products & Chemicals, Inc.	1,957	510,875
Corteva, Inc.	7,649	516,078
DuPont de Nemours, Inc.	13,068	519,714
Ecolab, Inc.	1,845	507,670
Linde PLC	4,162	1,707,752
PPG Industries, Inc.	5,067	506,903
Sherwin-Williams Co.	1,694	582,211
		4,851,203
Commercial Services & Supplies — 0.6%
Cintas Corp.	2,757	512,857
Copart, Inc. (a)	12,949	504,752
Republic Services, Inc.	2,327	505,099
Rollins, Inc.	8,276	508,808
Veralto Corp.	4,867	492,638

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Waste Management, Inc.	2,967	$646,420
		3,170,574
Communications Equipment — 1.0%
Arista Networks, Inc. (a)	10,309	1,347,180
Cisco Systems, Inc.	36,460	2,805,232
Motorola Solutions, Inc.	1,366	504,983
		4,657,395
Construction & Engineering — 0.2%
EMCOR Group, Inc.	840	516,659
Quanta Services, Inc.	1,140	529,963
		1,046,622
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	819	510,434
Vulcan Materials Co.	1,738	516,603
		1,027,037
Consumer Finance — 0.6%
American Express Co.	5,988	2,187,237
Synchrony Financial	6,610	511,349
		2,698,586
Consumer Staples Distribution & Retail — 2.9%
Costco Wholesale Corp.	4,249	3,881,844
Dollar Tree, Inc. (a)	4,824	534,547
Sysco Corp.	6,691	509,854
Target Corp.	5,877	532,574
Walmart, Inc.	79,292	8,762,559
		14,221,378
Containers & Packaging — 0.2%
Packaging Corp. of America	2,525	515,277
Smurfit WestRock PLC	14,567	519,896
		1,035,173
Distributors — 0.1%
Genuine Parts Co.	3,924	511,690

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	61,945	1,611,809

Electric Utilities — 0.7%
Constellation Energy Corp.	2,443	890,131
Edison International	8,611	507,102
Evergy, Inc.	6,629	514,742
Eversource Energy	7,677	515,741
NRG Energy, Inc.	3,107	526,605

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
PPL Corp.	13,959	$515,087
		3,469,408
Electrical Equipment — 0.5%
AMETEK, Inc.	2,572	508,973
Eaton Corp. PLC	3,131	1,082,982
Hubbell, Inc.	1,181	509,519
Rockwell Automation, Inc.	1,298	513,826
		2,615,300
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. - Class A	10,034	1,413,791
Keysight Technologies, Inc. (a)	2,622	519,025
TE Connectivity PLC	2,285	516,753
Teledyne Technologies, Inc. (a)	1,017	508,012
Trimble, Inc. (a)	6,256	509,363
		3,466,944
Energy — 0.1%
Williams Cos., Inc.	8,545	520,647

Energy Equipment & Services — 0.3%
Baker Hughes & GE Co. - Class A	10,266	515,353
Halliburton Co.	19,798	519,104
SLB Ltd.	14,172	513,593
		1,548,050
Entertainment — 1.3%
Live Nation Entertainment, Inc. (a)	3,942	518,176
Netflix, Inc. (a)	41,346	4,448,003
Walt Disney Co.	15,707	1,640,910
		6,607,089
Financial Services — 2.5%
Corpay, Inc. (a)	1,741	514,988
Global Payments, Inc.	6,851	519,032
MasterCard, Inc. - Class A	8,360	4,602,431
PayPal Holdings, Inc.	8,246	516,941
Visa, Inc. - Class A	18,271	6,110,553
		12,263,945
Food Products — 0.6%
Archer-Daniels-Midland Co.	8,520	517,505
General Mills, Inc.	10,816	512,138
Hershey Co.	2,718	511,201
McCormick & Co., Inc.	7,572	510,959
Mondelez International, Inc. - Class A	9,018	519,166
Tyson Foods, Inc. - Class A	8,924	518,038
		3,089,007

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Gas Utilities — 0.1%
Atmos Energy Corp.	2,924	$515,706

Ground Transportation — 0.9%
CSX Corp.	14,533	513,887
JB Hunt Transport Services, Inc.	2,955	514,052
Old Dominion Freight Line, Inc.	3,782	511,667
Uber Technologies, Inc. (a)	18,229	1,595,766
Union Pacific Corp.	4,772	1,106,293
		4,241,665
Health Care — 0.0% (b)
ABIOMED INC (a)(c)	239	0

Health Care Equipment & Services — 0.3%
Medtronic PLC	9,974	1,050,561
Universal Health Services, Inc. - Class B	2,068	503,827
		1,554,388
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	15,225	1,962,502
Becton Dickinson & Co.	2,601	504,646
Boston Scientific Corp. (a)	11,949	1,213,779
Dexcom, Inc. (a)	8,210	521,089
Edwards Lifesciences Corp. (a)	5,845	506,586
IDEXX Laboratories, Inc. (a)	666	501,418
Insulet Corp. (a)	1,552	507,799
Intuitive Surgical, Inc. (a)	3,029	1,737,071
ResMed, Inc.	1,979	506,288
STERIS PLC	1,893	504,068
Stryker Corp.	3,079	1,142,863
Zimmer Biomet Holdings, Inc.	5,253	512,273
		10,120,382
Health Care Providers & Services — 0.9%
Elevance Health, Inc.	1,508	510,096
HCA Healthcare, Inc.	1,664	845,795
Quest Diagnostics, Inc.	2,629	497,354
UnitedHealth Group, Inc.	8,053	2,655,638
		4,508,883
Hotels, Restaurants & Leisure — 1.5%
Airbnb, Inc. - Class A (a)	4,269	499,430
Booking Holdings, Inc.	257	1,263,075
Chipotle Mexican Grill, Inc. (a)	15,279	527,431
Darden Restaurants, Inc.	2,838	509,648
Expedia Group, Inc.	1,973	504,476
Hilton Worldwide Holdings, Inc.	1,785	508,779

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Las Vegas Sands Corp.	7,513	$512,086
McDonald’s Corp.	6,340	1,976,939
Starbucks Corp.	8,300	723,013
Yum! Brands, Inc.	3,299	505,440
		7,530,317
Household Durables — 0.4%
DR Horton, Inc.	3,295	523,938
Garmin, Ltd.	2,632	514,082
Lennar Corp. - Class A	3,605	473,336
NVR, Inc. (a)	68	510,496
		2,021,852
Household Products — 1.0%
Church & Dwight Co., Inc.	6,028	513,344
Colgate-Palmolive Co.	6,373	512,325
Kimberly-Clark Corp.	4,792	522,903
Procter & Gamble Co.	22,097	3,273,892
		4,822,464
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	2,979	532,824

Industrial Conglomerates — 0.2%
Honeywell International, Inc.	5,082	976,710

Insurance — 1.6%
Allstate Corp.	2,371	504,976
Aon PLC - Class A	1,446	511,768
Arch Capital Group Ltd. (a)	5,403	507,450
Brown & Brown, Inc.	6,316	507,996
Chubb Ltd.	3,157	935,040
Cincinnati Financial Corp.	3,000	502,770
Erie Indemnity Co. - Class A	1,712	505,879
Hartford Insurance Group, Inc.	3,678	503,996
Marsh & McLennan Cos., Inc.	3,562	653,449
Progressive Corp.	4,861	1,112,148
Travelers Cos., Inc.	1,717	502,841
Willis Towers Watson PLC	1,574	505,254
WR Berkley Corp.	6,496	504,674
		7,758,241
Interactive Media & Services — 6.5%
Alphabet, Inc. - Class A	70,478	22,565,646
Meta Platforms, Inc. - Class A	14,794	9,585,772
		32,151,418

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
IT Services — 0.1%
VeriSign, Inc.	1,980	$498,940

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	3,211	492,888
Danaher Corp.	5,864	1,329,838
IQVIA Holdings, Inc. (a)	2,179	501,192
Mettler-Toledo International, Inc. (a)	338	499,131
Thermo Fisher Scientific, Inc.	3,261	1,926,697
Waters Corp. (a)	1,237	499,031
West Pharmaceutical Services, Inc.	1,804	500,159
		5,748,936
Machinery — 1.7%
Caterpillar, Inc.	4,200	2,418,192
Cummins, Inc.	1,028	511,923
Dover Corp.	2,729	505,629
Fortive Corp.	9,554	510,948
Illinois Tool Works, Inc.	2,038	508,033
Ingersoll Rand, Inc.	6,393	513,614
PACCAR, Inc.	4,825	508,651
Parker-Hannifin Corp.	947	816,030
Pentair PLC	4,791	504,205
Snap-on, Inc.	1,491	507,015
Wabtec Corp.	2,474	515,953
Xylem, Inc.	3,565	501,488
		8,321,681
Materials — 0.4%
Freeport-McMoRan, Inc.	12,338	530,287
Newmont Goldcorp Corp.	7,667	695,627
Nucor Corp.	3,240	516,748
		1,742,662
Media — 0.5%
Comcast Corp. - Class A	27,701	739,339
News Corp. - Class A	19,800	508,464
Omnicom Group, Inc.	6,953	497,974
Trade Desk, Inc. - Class A (a)	12,946	512,144
		2,257,921
Metals & Mining — 0.1%
Steel Dynamics, Inc.	3,063	514,063

Multi-Utilities — 0.4%
Ameren Corp.	4,842	514,947
CMS Energy Corp.	6,804	513,294
DTE Energy Co.	3,732	511,396

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
NiSource, Inc.	11,779	$519,807
		2,059,444
Oil, Gas & Consumable Fuels — 2.6%
Chevron Corp.	19,045	2,878,271
ConocoPhillips	9,853	873,863
Coterra Energy, Inc.	19,609	526,306
Devon Energy Corp.	14,170	525,140
Diamondback Energy, Inc.	3,466	528,877
EOG Resources, Inc.	4,811	518,866
EQT Corp.	8,961	545,366
Expand Energy Corp.	4,387	534,907
Exxon Mobil Corp.	41,766	4,841,515
Targa Resources Corp.	2,976	521,722
Texas Pacific Land Corp.	594	513,388
		12,808,221
Passenger Airlines — 0.1%
United Airlines Holdings, Inc. (a)	5,123	522,341

Pharmaceuticals — 3.5%
Eli Lilly & Co.	8,900	9,571,683
Johnson & Johnson	22,886	4,735,571
Merck & Co., Inc.	20,601	2,159,603
Zoetis, Inc.	3,937	504,645
		16,971,502
Professional Services — 0.5%
Automatic Data Processing, Inc.	3,033	774,325
Broadridge Financial Solutions, Inc.	2,221	506,588
Leidos Holdings, Inc.	2,649	506,224
Verisk Analytics, Inc.	2,271	511,134
		2,298,271
Real Estate Management & Development — 0.2%
CBRE Group, Inc. - Class A (a)	3,125	505,719
CoStar Group, Inc. (a)	7,412	509,945
		1,015,664
Semiconductors & Semiconductor Equipment — 13.2%
Advanced Micro Devices, Inc. (a)	15,920	3,463,078
Applied Materials, Inc.	6,403	1,615,157
Broadcom, Inc.	42,923	17,296,252
KLA Corp.	1,084	1,274,209
Lam Research Corp.	10,199	1,591,044
Micron Technology, Inc.	9,191	2,173,488
Monolithic Power Systems, Inc.	565	524,416
NVIDIA Corp.	191,162	33,835,674

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
NXP Semiconductors NV	2,646	$515,811
Qnity Electronics, Inc.	6,447	522,787
QUALCOMM, Inc.	9,160	1,539,704
Teradyne, Inc.	3,041	553,128
		64,904,748
Software — 9.5%
Adobe, Inc. (a)	3,400	1,088,442
Autodesk, Inc. (a)	1,712	519,318
Cadence Design Systems, Inc. (a)	1,944	606,217
Crowdstrike Holdings, Inc. - Class A (a)	2,034	1,035,631
Fair Isaac Corp. (a)	281	507,438
Fortinet, Inc. (a)	6,281	509,578
Intuit, Inc.	2,399	1,521,158
Microsoft Corp.	54,476	26,802,737
Oracle Corp.	30,432	6,145,742
Palantir Technologies, Inc. - Class A (a)	21,710	3,657,050
Roper Technologies, Inc.	1,137	507,352
Salesforce, Inc.	8,321	1,918,323
ServiceNow, Inc. (a)	1,755	1,425,780
Synopsys, Inc. (a)	1,272	531,709
		46,776,475
Specialty Retail — 1.5%
Home Depot, Inc.	8,892	3,173,733
O’Reilly Automotive, Inc. (a)	5,957	605,827
Ross Stores, Inc.	2,880	507,917
TJX Cos., Inc.	9,393	1,426,984
Tractor Supply Co.	9,288	508,796
Ulta Beauty, Inc. (a)	978	526,976
Williams-Sonoma, Inc.	2,810	505,828
		7,256,061
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.	105,553	29,433,454
NetApp, Inc.	4,535	505,925
Seagate Technology Holdings PLC	1,944	537,885
Super Micro Computer, Inc. (a)	15,734	532,596
		31,009,860
Telecommunication Services — 0.4%
T-Mobile US, Inc.	10,388	2,171,196

Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica, Inc. (a)	2,856	526,018
Nike, Inc. - Class B	10,594	684,690
Ralph Lauren Corp. - Class A	1,390	510,589
		1,721,297

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Tobacco — 0.6%
Altria Group, Inc.	12,812	$756,036
Philip Morris International, Inc.	14,130	2,225,193
		2,981,229
Trading Companies & Distributors — 0.3%
Fastenal Co.	12,689	512,636
United Rentals, Inc.	624	508,672
WW Grainger, Inc.	541	513,209
		1,534,517
Utilities — 1.4%
American Electric Power Co., Inc.	4,174	516,616
Consolidated Edison, Inc.	5,113	513,141
Duke Energy Corp.	5,939	736,079
Exelon Corp.	11,108	523,409
NextEra Energy, Inc.	18,254	1,575,138
PG&E Corp.	32,038	516,452
Public Service Enterprise Group, Inc.	6,196	517,490
Southern Co.	8,348	760,670
WEC Energy Group, Inc.	4,554	510,367
Xcel Energy, Inc.	6,312	518,278
		6,687,640
Water Utilities — 0.1%
American Water Works Co., Inc.	3,868	503,111
TOTAL COMMON STOCKS (Cost $367,863,639)		437,864,480

EXCHANGE TRADED FUNDS — 8.9%
Roundhill Magnificent Seven ETF	662,001	44,195,187
TOTAL EXCHANGE TRADED FUNDS (Cost $42,223,588)		44,195,187

REAL ESTATE INVESTMENT TRUSTS — COMMON — 1.7%
Equity Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties, Inc.	17,637	508,298

Health Care REITs — 0.2%
Welltower, Inc.	5,549	1,155,413

Industrial REITs — 0.2%
Prologis, Inc.	7,172	921,817

Residential REITs — 0.5%
AvalonBay Communities, Inc.	2,784	506,521
Equity Residential	8,259	509,993
Essex Property Trust, Inc.	1,935	510,105
Invitation Homes, Inc.	17,978	506,980

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Mid-America Apartment Communities, Inc.	3,740	$508,228
		2,541,827
Retail REITs — 0.1%
Simon Property Group, Inc.	2,719	506,604

Specialized REITs — 0.6%
American Tower Corp.	3,348	606,892
Equinix, Inc.	672	506,224
Extra Space Storage, Inc.	3,809	507,245
Millrose Properties, Inc.	1,233	37,549
Public Storage	1,852	508,448
SBA Communications Corp.	2,607	506,462
		2,672,820
TOTAL REAL ESTATE INVESTMENT TRUSTS — COMMON (Cost $8,333,390)		8,306,779

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.3%
First American Government Obligations Fund - Class X, 3.92% (d)	1,240,078	1,240,078
TOTAL MONEY MARKET FUNDS (Cost $1,240,078)		1,240,078

TOTAL INVESTMENTS — 99.9% (Cost $419,660,695)		491,606,524
Other Assets in Excess of Liabilities — 0.1%		317,864
TOTAL NET ASSETS — 100.0%		$491,924,388

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

(c)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2025.

(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments November 30, 2025

	Shares	Value
COMMON STOCKS — 92.0%
Aerospace & Defense — 2.0%
Axon Enterprise, Inc. (a)	1,130	$610,358
Boeing Co. (a)	11,851	2,239,839
General Electric Co.	16,954	5,059,922
Howmet Aerospace, Inc.	6,390	1,307,330
Huntington Ingalls Industries, Inc.	610	191,308
L3Harris Technologies, Inc.	2,961	825,201
Lockheed Martin Corp.	3,298	1,510,023
Northrop Grumman Corp.	2,137	1,222,898
RTX Corp.	21,054	3,682,555
Textron, Inc.	2,876	239,168
TransDigm Group, Inc.	876	1,191,509
		18,080,111
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	1,864	296,134
Expeditors International of Washington, Inc.	2,204	323,767
FedEx Corp.	3,496	963,777
United Parcel Service, Inc. - Class B	11,553	1,106,662
		2,690,340
Automobile Components — 0.0% (b)
Aptiv PLC (a)	3,619	280,653

Automobiles — 1.4%
Ford Motor Co.	61,534	817,171
General Motors Co.	15,726	1,156,176
Tesla, Inc. (a)	25,231	10,853,619
		12,826,966
Banks — 3.5%
Bank of America Corp.	104,684	5,616,297
Citigroup, Inc.	29,671	3,073,916
Citizens Financial Group, Inc.	6,905	373,561
Fifth Third Bancorp	10,585	460,024
Huntington Bancshares, Inc.	22,968	374,378
JPMorgan Chase & Co. (c)	44,199	13,837,823
KeyCorp	15,739	289,283
M&T Bank Corp.	2,611	496,664
PNC Financial Services Group, Inc.	6,250	1,192,000
Regions Financial Corp.	14,372	365,767
Truist Financial Corp.	20,792	966,828
US Bancorp	24,653	1,209,230
Wells Fargo & Co.	51,993	4,463,599
		32,719,370

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Beverages — 1.0%
Brown-Forman Corp. - Class B	2,869	$83,144
Coca-Cola Co.	61,210	4,475,675
Constellation Brands, Inc. - Class A	2,451	334,267
Keurig Dr Pepper, Inc.	18,869	526,445
Molson Coors Brewing Co. - Class B	2,715	126,275
Monster Beverage Corp. (a)	11,063	829,614
PepsiCo, Inc.	21,671	3,223,345
		9,598,765
Biotechnology — 1.7%
AbbVie, Inc. (c)	27,900	6,352,830
Amgen, Inc.	8,461	2,922,937
Biogen, Inc. (a)	2,305	419,717
Gilead Sciences, Inc.	19,695	2,478,419
Incyte Corp. (a)	2,519	263,135
Moderna, Inc. (a)	5,348	138,941
Regeneron Pharmaceuticals, Inc.	1,649	1,286,533
Vertex Pharmaceuticals, Inc. (a)	4,037	1,750,484
		15,612,996
Broadline Retail — 3.0%
Amazon.com, Inc. (a)(c)	114,726	26,756,398
eBay, Inc.	7,567	626,472
		27,382,870
Building Products — 0.5%
Allegion PLC	1,364	226,465
AO Smith Corp.	1,862	122,855
Builders FirstSource, Inc. (a)	1,814	203,585
Carrier Global Corp.	12,761	700,324
Johnson Controls International PLC	10,428	1,212,881
Lennox International, Inc.	494	246,442
Masco Corp.	3,346	217,055
Trane Technologies PLC	3,528	1,486,981
		4,416,588
Capital Goods — 0.2%
Generac Holdings, Inc. (a)	933	141,471
General Dynamics Corp.	3,992	1,363,787
Stanley Black & Decker, Inc.	2,434	174,079
		1,679,337
Capital Markets — 3.2%
Ameriprise Financial, Inc.	1,507	686,800
Bank of New York Mellon Corp.	11,338	1,270,990
Blackrock, Inc.	2,285	2,393,080
Blackstone, Inc.	11,562	1,692,908
CBOE Global Markets, Inc.	1,648	425,464

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Charles Schwab Corp.	26,935	$2,497,683
CME Group, Inc.	5,674	1,597,004
Coinbase Global, Inc. - Class A (a)	3,528	962,509
FactSet Research Systems, Inc.	589	163,312
Franklin Resources, Inc.	4,884	110,330
Goldman Sachs Group, Inc.	4,916	4,060,813
Interactive Brokers Group, Inc. - Class A	6,933	450,784
Intercontinental Exchange, Inc.	9,075	1,427,497
Invesco, Ltd.	7,075	172,984
KKR & Co., Inc.	10,663	1,304,192
Moody’s Corp.	2,440	1,197,503
Morgan Stanley	19,555	3,317,701
MSCI, Inc.	1,219	687,175
Nasdaq, Inc.	6,538	594,435
Raymond James Financial, Inc.	2,904	454,592
Robinhood Markets, Inc. - Class A (a)	12,023	1,544,835
S&P Global, Inc.	4,958	2,473,199
T. Rowe Price Group, Inc.	3,505	358,842
		29,844,632
Chemicals — 0.9%
Air Products & Chemicals, Inc.	3,498	913,153
CF Industries Holdings, Inc.	2,745	216,031
Corteva, Inc.	10,831	730,768
Dow, Inc.	11,118	265,164
DuPont de Nemours, Inc.	6,601	262,522
Eastman Chemical Co.	1,815	112,675
Ecolab, Inc.	3,963	1,090,459
Linde PLC	7,500	3,077,400
LyondellBasell Industries NV - Class A	4,087	200,222
Mosaic Co.	5,014	122,793
PPG Industries, Inc.	3,659	366,046
Sherwin-Williams Co.	3,646	1,253,094
Solstice Advanced Materials, Inc. (a)	2,566	122,347
		8,732,674
Commercial Services & Supplies — 0.5%
Cintas Corp.	5,415	1,007,298
Copart, Inc. (a)	13,860	540,263
Republic Services, Inc.	3,199	694,375
Rollins, Inc.	4,433	272,541
Veralto Corp.	3,901	394,859
Waste Management, Inc.	5,764	1,255,803
		4,165,139
Communications Equipment — 0.9%
Arista Networks, Inc. (a)	16,329	2,133,874

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Cisco Systems, Inc.	62,963	$4,844,373
F5, Inc. (a)	903	215,961
Motorola Solutions, Inc.	2,622	969,301
		8,163,509
Construction & Engineering — 0.2%
EMCOR Group, Inc.	687	422,553
Quanta Services, Inc.	2,315	1,076,197
		1,498,750
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	954	594,571
Vulcan Materials Co.	2,072	615,881
		1,210,452
Consumer Finance — 0.6%
American Express Co.	8,742	3,193,190
Capital One Financial Corp.	10,060	2,203,844
Synchrony Financial	6,135	474,604
		5,871,638
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	6,989	6,385,081
Dollar General Corp.	3,468	379,711
Dollar Tree, Inc. (a)	3,185	352,930
Kroger Co.	10,517	707,584
Sysco Corp.	7,725	588,645
Target Corp.	7,233	655,454
Walmart, Inc.	68,568	7,577,450
		16,646,855
Containers & Packaging — 0.2%
Amcor PLC	22,843	194,622
Avery Dennison Corp.	1,261	217,358
Ball Corp.	4,713	233,435
International Paper Co.	8,325	328,671
Packaging Corp. of America	1,399	285,494
Smurfit WestRock PLC	7,811	278,775
		1,538,355
Distributors — 0.1%
Genuine Parts Co.	2,192	285,837
LKQ Corp.	4,099	121,699
Pool Corp.	591	143,968
		551,504
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	113,493	2,953,088

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Electric Utilities — 0.5%
Alliant Energy Corp.	4,043	$280,867
Constellation Energy Corp.	4,927	1,795,202
Edison International	6,114	360,053
Evergy, Inc.	3,630	281,870
Eversource Energy	5,785	388,636
FirstEnergy Corp.	8,102	386,627
NRG Energy, Inc.	3,193	541,182
Pinnacle West Capital Corp.	1,788	162,458
PPL Corp.	11,663	430,365
		4,627,260
Electrical Equipment — 0.8%
AMETEK, Inc.	3,651	722,496
Eaton Corp. PLC	6,222	2,152,128
Emerson Electric Co.	8,908	1,188,149
GE Vernova, Inc.	4,345	2,606,001
Hubbell, Inc.	840	362,401
Rockwell Automation, Inc.	1,773	701,860
		7,733,035
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. - Class A	19,141	2,696,967
CDW Corp.	2,095	302,141
Corning, Inc.	12,180	1,025,556
Jabil, Inc.	1,721	362,632
Keysight Technologies, Inc. (a)	2,726	539,612
TE Connectivity PLC	4,709	1,064,940
Teledyne Technologies, Inc. (a)	726	362,652
Trimble, Inc. (a)	3,879	315,828
Zebra Technologies Corp. - Class A (a)	803	202,958
		6,873,286
Energy — 0.2%
ONEOK, Inc.	9,801	713,709
Williams Cos., Inc.	19,263	1,173,694
		1,887,403
Energy Equipment & Services — 0.2%
Baker Hughes & GE Co. - Class A	15,641	785,178
Halliburton Co.	13,719	359,712
SLB Ltd.	22,145	802,535
		1,947,425
Entertainment — 1.4%
Electronic Arts, Inc.	3,746	756,804
Live Nation Entertainment, Inc. (a)	2,473	325,076
Netflix, Inc. (a)(c)	67,465	7,257,885

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Take-Two Interactive Software, Inc. (a)	2,585	$636,091
TKO Group Holdings, Inc.	1,040	201,646
Walt Disney Co.	28,571	2,984,812
Warner Bros Discovery, Inc. (a)	35,305	847,320
		13,009,634
Financial Services — 3.9%
Apollo Global Management, Inc.	7,059	930,729
Berkshire Hathaway, Inc. - Class B (a)(c)	28,928	14,863,496
Block, Inc. (a)	8,400	561,120
Corpay, Inc. (a)	1,091	322,718
Fidelity National Information Services, Inc.	8,368	550,363
Fiserv, Inc. (a)	8,987	552,431
Global Payments, Inc.	3,906	295,919
Jack Henry & Associates, Inc.	1,143	199,431
MasterCard, Inc. - Class A (c)	12,833	7,064,951
Northern Trust Corp.	3,091	405,972
PayPal Holdings, Inc.	15,631	979,907
State Street Corp.	4,553	541,898
Visa, Inc. - Class A (c)	27,203	9,097,771
		36,366,706
Food Products — 0.5%
Archer-Daniels-Midland Co.	7,557	459,012
Bunge Global SA	2,100	201,747
Campbell’s Co.	3,100	94,488
Conagra Brands, Inc.	7,540	134,589
General Mills, Inc.	8,706	412,229
Hershey Co.	2,324	437,098
Hormel Foods Corp.	4,584	106,395
J M Smucker Co.	1,673	174,293
Kellanova	4,243	354,885
Kraft Heinz Co.	13,785	351,655
Lamb Weston Holdings, Inc.	2,246	132,649
McCormick & Co., Inc.	3,978	268,435
Mondelez International, Inc. - Class A	20,446	1,177,076
Tyson Foods, Inc. - Class A	4,513	261,980
		4,566,531
Gas Utilities — 0.0% (b)
Atmos Energy Corp.	2,502	441,278

Ground Transportation — 0.9%
CSX Corp.	30,479	1,077,737
JB Hunt Transport Services, Inc.	1,249	217,276
Norfolk Southern Corp.	3,561	1,040,133
Old Dominion Freight Line, Inc.	2,960	400,458

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Uber Technologies, Inc. (a)	33,022	$2,890,746
Union Pacific Corp.	9,543	2,212,354
		7,838,704
Health Care — 0.0% (b)
ABIOMED INC (a)(d)	495	0

Health Care Equipment & Services — 0.3%
Medtronic PLC	20,263	2,134,302
Universal Health Services, Inc. - Class B	920	224,139
		2,358,441
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	27,415	3,533,794
Align Technology, Inc. (a)	1,099	161,762
Baxter International, Inc.	8,066	151,157
Becton Dickinson & Co.	4,531	879,105
Boston Scientific Corp. (a)	23,295	2,366,306
Cooper Cos., Inc. (a)	3,144	245,012
Dexcom, Inc. (a)	6,164	391,229
Edwards Lifesciences Corp. (a)	9,317	807,504
GE HealthCare Technologies, Inc.	7,215	577,128
Hologic, Inc. (a)	3,540	265,394
IDEXX Laboratories, Inc. (a)	1,283	965,945
Insulet Corp. (a)	1,096	358,600
Intuitive Surgical, Inc. (a)	5,613	3,218,943
ResMed, Inc.	2,304	589,432
Solventum Corp. (a)	2,178	185,696
STERIS PLC	1,542	410,604
Stryker Corp.	5,407	2,006,970
Zimmer Biomet Holdings, Inc.	3,143	306,505
		17,421,086
Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	3,811	808,923
Cencora, Inc.	2,716	1,002,014
Centene Corp. (a)	7,834	308,190
Cigna Group	4,313	1,195,909
CVS Health Corp.	19,923	1,601,012
DaVita, Inc. (a)	688	82,340
Elevance Health, Inc.	3,649	1,234,311
HCA Healthcare, Inc.	2,811	1,428,803
Henry Schein, Inc. (a)	1,965	146,530
Humana, Inc.	1,891	464,751
Labcorp Holdings, Inc.	1,304	350,489
McKesson Corp.	1,969	1,734,925
Molina Healthcare, Inc. (a)	871	129,134
Quest Diagnostics, Inc.	1,741	329,362

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
UnitedHealth Group, Inc. (c)	14,539	$4,794,526
		15,611,219
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc. - Class A (a)	6,832	799,276
Booking Holdings, Inc.	509	2,501,577
Carnival Corp. (a)	16,556	426,814
Chipotle Mexican Grill, Inc. (a)	21,423	739,522
Darden Restaurants, Inc.	1,842	330,786
Domino’s Pizza, Inc.	537	225,341
DoorDash, Inc. - Class A (a)	5,336	1,058,502
Expedia Group, Inc.	1,943	496,806
Hilton Worldwide Holdings, Inc.	3,786	1,079,124
Las Vegas Sands Corp.	5,426	369,836
Marriott International, Inc. - Class A	3,602	1,097,854
McDonald’s Corp.	11,291	3,520,760
MGM Resorts International (a)	3,531	124,609
Norwegian Cruise Line Holdings Ltd. (a)	6,953	128,352
Royal Caribbean Cruises Ltd.	3,893	1,036,511
Starbucks Corp.	17,950	1,563,624
Wynn Resorts Ltd.	1,407	181,053
Yum! Brands, Inc.	4,402	674,430
		16,354,777
Household Durables — 0.3%
DR Horton, Inc.	4,473	711,252
Garmin, Ltd.	2,427	474,042
Lennar Corp. - Class A	3,369	442,350
Mohawk Industries, Inc. (a)	823	95,386
NVR, Inc. (a)	40	300,291
PulteGroup, Inc.	3,191	405,863
		2,429,184
Household Products — 0.8%
Church & Dwight Co., Inc.	3,882	330,591
Clorox Co.	1,941	209,512
Colgate-Palmolive Co.	12,824	1,030,921
Kimberly-Clark Corp.	5,235	571,243
Procter & Gamble Co. (c)	37,069	5,492,143
		7,634,410
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	11,234	157,950
Vistra Corp.	5,370	960,478
		1,118,428

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Industrial Conglomerates — 0.4%
3M Co.	8,574	$1,475,157
Honeywell International, Inc.	10,271	1,973,983
		3,449,140
Insurance — 1.8%
Aflac, Inc.	7,818	862,404
Allstate Corp.	4,182	890,682
American International Group, Inc.	9,371	713,695
Aon PLC - Class A	3,398	1,202,620
Arch Capital Group Ltd. (a)	5,919	555,913
Arthur J Gallagher & Co.	3,999	990,232
Assurant, Inc.	804	183,441
Brown & Brown, Inc.	3,742	300,969
Chubb Ltd.	5,868	1,737,984
Cincinnati Financial Corp.	2,466	413,277
Erie Indemnity Co. - Class A	386	114,059
Everest Group Ltd.	670	210,574
Globe Life, Inc.	1,316	177,305
Hartford Insurance Group, Inc.	4,538	621,842
Loews Corp.	2,785	300,418
Marsh & McLennan Cos., Inc.	7,759	1,423,389
MetLife, Inc.	9,143	699,988
Principal Financial Group, Inc.	3,320	281,602
Progressive Corp.	9,255	2,117,451
Prudential Financial, Inc.	5,590	605,118
Travelers Cos., Inc.	3,567	1,044,632
Willis Towers Watson PLC	1,567	503,007
WR Berkley Corp.	4,739	368,173
		16,318,775
Interactive Media & Services — 6.3%
Alphabet, Inc. - Class A (c)	74,166	23,746,470
Alphabet, Inc. - Class C (c)	60,238	19,283,389
Match Group, Inc.	3,961	131,941
Meta Platforms, Inc. - Class A (c)	23,414	15,171,101
		58,332,901
IT Services — 1.0%
Accenture PLC - Class A	9,881	2,470,250
Akamai Technologies, Inc. (a)	2,367	211,894
Cognizant Technology Solutions Corp. - Class A	7,812	607,071
EPAM Systems, Inc. (a)	888	166,056
Gartner, Inc. (a)	1,206	280,684
GoDaddy, Inc. - Class A (a)	2,223	284,233
International Business Machines Corp.	14,609	4,508,045
VeriSign, Inc.	1,274	321,035
		8,849,268

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Leisure Products — 0.0% (b)
Hasbro, Inc.	2,066	$170,652

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	4,504	691,364
Bio-Techne Corp.	2,493	160,824
Charles River Laboratories International, Inc. (a)	802	142,868
Danaher Corp.	10,114	2,293,653
IQVIA Holdings, Inc. (a)	2,634	605,846
Mettler-Toledo International, Inc. (a)	320	472,550
Revvity, Inc.	1,914	199,841
Thermo Fisher Scientific, Inc.	6,023	3,558,569
Waters Corp. (a)	929	374,777
West Pharmaceutical Services, Inc.	1,131	313,570
		8,813,862
Machinery — 1.6%
Caterpillar, Inc.	7,528	4,334,321
Cummins, Inc.	2,162	1,076,633
Deere & Co.	3,984	1,850,528
Dover Corp.	2,163	400,761
Fortive Corp.	5,390	288,257
IDEX Corp.	1,193	207,499
Illinois Tool Works, Inc.	4,207	1,048,721
Ingersoll Rand, Inc.	6,358	510,802
Nordson Corp.	851	202,249
Otis Worldwide Corp.	6,265	556,645
PACCAR, Inc.	8,282	873,088
Parker-Hannifin Corp.	2,022	1,742,357
Pentair PLC	2,601	273,729
Snap-on, Inc.	821	279,181
Wabtec Corp.	2,696	562,251
Xylem, Inc.	3,828	538,485
		14,745,507
Materials — 0.4%
Albemarle Corp. (e)	1,852	240,742
Freeport-McMoRan, Inc.	22,711	976,119
International Flavors & Fragrances, Inc.	4,032	280,143
Newmont Goldcorp Corp.	17,992	1,632,414
Nucor Corp.	3,708	591,389
		3,720,807
Media — 0.3%
Charter Communications, Inc. - Class A (a)	1,511	302,381
Comcast Corp. - Class A	59,619	1,591,231
Fox Corp. - Class A	3,433	224,861

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Fox Corp. - Class B	2,074	$120,831
News Corp. - Class A	5,969	153,284
News Corp. - Class B	1,753	51,591
Omnicom Group, Inc.	5,122	366,845
Paramount Skydance Corp. (e)	3,690	59,114
Trade Desk, Inc. - Class A (a)	7,191	284,476
		3,154,614
Metals & Mining — 0.0% (b)
Steel Dynamics, Inc.	2,230	374,261

Multi-Utilities — 0.2%
Ameren Corp.	4,257	452,732
CenterPoint Energy, Inc.	10,298	411,714
CMS Energy Corp.	4,720	356,077
DTE Energy Co.	3,267	447,677
NiSource, Inc.	7,421	327,489
		1,995,689
Oil, Gas & Consumable Fuels — 2.4%
APA Corp.	5,837	145,750
Chevron Corp.	30,888	4,668,103
ConocoPhillips	20,164	1,788,345
Coterra Energy, Inc.	11,629	312,122
Devon Energy Corp.	10,379	384,646
Diamondback Energy, Inc.	2,944	449,225
EOG Resources, Inc.	8,882	957,924
EQT Corp.	9,424	573,545
Expand Energy Corp.	3,372	411,148
Exxon Mobil Corp. (c)	68,817	7,977,267
Kinder Morgan, Inc.	30,563	834,981
Marathon Petroleum Corp.	4,987	966,131
Occidental Petroleum Corp.	10,670	448,140
Phillips 66	6,519	892,842
Targa Resources Corp.	3,435	602,190
Texas Pacific Land Corp.	285	246,323
Valero Energy Corp.	4,994	882,739
		22,541,421
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	10,136	649,718
Southwest Airlines Co.	9,361	325,856
United Airlines Holdings, Inc. (a)	5,192	529,376
		1,504,950
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. - Class A	3,682	346,366

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Kenvue, Inc.	30,318	$526,017
		872,383
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	32,072	1,577,942
Eli Lilly & Co. (c)	12,417	13,354,111
Johnson & Johnson (c)	38,057	7,874,755
Merck & Co., Inc. (c)	39,986	4,191,732
Pfizer, Inc.	89,594	2,306,150
Viatris, Inc.	18,857	201,581
Zoetis, Inc.	7,073	906,617
		30,412,888
Professional Services — 0.5%
Automatic Data Processing, Inc.	6,404	1,634,941
Broadridge Financial Solutions, Inc.	1,841	419,914
Dayforce, Inc. (a)	2,505	173,096
Equifax, Inc.	1,949	413,909
Jacobs Solutions, Inc.	1,930	260,183
Leidos Holdings, Inc.	2,067	395,004
Paychex, Inc.	5,056	564,705
Paycom Software, Inc.	738	118,943
Verisk Analytics, Inc.	2,217	498,980
		4,479,675
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A (a)	4,664	754,775
CoStar Group, Inc. (a)	6,658	458,071
		1,212,846
Semiconductors & Semiconductor Equipment — 13.3%
Advanced Micro Devices, Inc. (a)	25,610	5,570,943
Analog Devices, Inc.	7,838	2,079,735
Applied Materials, Inc.	12,842	3,239,394
Broadcom, Inc. (c)	74,100	29,859,336
First Solar, Inc. (a)	1,683	459,324
Intel Corp. (a)	68,453	2,776,454
KLA Corp.	2,085	2,450,855
Lam Research Corp.	20,284	3,164,304
Microchip Technology, Inc.	8,484	454,573
Micron Technology, Inc.	17,602	4,162,521
Monolithic Power Systems, Inc.	747	693,343
NVIDIA Corp. (c)	340,081	60,194,337
NXP Semiconductors NV	4,008	781,319
ON Semiconductor Corp. (a)	6,657	334,448
Qnity Electronics, Inc.	3,300	267,597
QUALCOMM, Inc.	17,480	2,938,213
Skyworks Solutions, Inc.	2,529	166,788

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Teradyne, Inc.	2,565	$466,548
Texas Instruments, Inc.	14,388	2,421,069
		122,481,101
Software — 9.3%
Adobe, Inc. (a)	6,854	2,194,171
AppLovin Corp. - Class A (a)	4,010	2,403,915
Autodesk, Inc. (a)	3,379	1,024,986
Cadence Design Systems, Inc. (a)	4,320	1,347,149
Crowdstrike Holdings, Inc. - Class A (a)	3,875	1,972,995
Datadog, Inc. - Class A (a)	5,003	800,530
Fair Isaac Corp. (a)	374	675,380
Fortinet, Inc. (a)	10,049	815,275
Gen Digital, Inc.	8,570	225,991
Intuit, Inc.	4,405	2,793,122
Microsoft Corp. (c)	100,853	49,620,685
Oracle Corp.	25,606	5,171,132
Palantir Technologies, Inc. - Class A (a)	32,399	5,457,612
Palo Alto Networks, Inc. (a)	10,457	1,988,189
PTC, Inc. (a)	1,892	331,914
Roper Technologies, Inc.	1,679	749,203
Salesforce, Inc.	15,123	3,486,456
ServiceNow, Inc. (a)	3,238	2,630,584
Synopsys, Inc. (a)	2,904	1,213,901
Tyler Technologies, Inc. (a)	667	313,237
Workday, Inc. - Class A (a)	3,373	727,286
		85,943,713
Specialty Retail — 1.7%
AutoZone, Inc. (a)	252	996,491
Best Buy Co., Inc.	3,066	243,073
CarMax, Inc. (a)	2,427	93,828
Home Depot, Inc. (c)	15,697	5,602,573
Lowe’s Cos., Inc.	8,894	2,156,617
O’Reilly Automotive, Inc. (a)	13,559	1,378,950
Ross Stores, Inc.	5,208	918,483
TJX Cos., Inc.	17,762	2,698,403
Tractor Supply Co.	8,443	462,508
Ulta Beauty, Inc. (a)	724	390,113
Williams-Sonoma, Inc.	1,941	349,399
		15,290,438
Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc. (c)	205,957	57,431,110
Dell Technologies, Inc. - Class C	4,924	656,615
Hewlett Packard Enterprise Co.	20,757	453,956
HP, Inc.	14,822	361,953

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
NetApp, Inc.	3,206	$357,661
Seagate Technology Holdings PLC	3,339	923,868
Super Micro Computer, Inc. (a)	7,956	269,311
Western Digital Corp.	5,492	897,008
		61,351,482
Telecommunication Services — 0.5%
T-Mobile US, Inc.	7,572	1,582,624
Verizon Communications, Inc.	66,548	2,735,788
		4,318,412
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp. (a)	2,394	210,744
Lululemon Athletica, Inc. (a)	1,765	325,078
Nike, Inc. - Class B	18,669	1,206,577
Ralph Lauren Corp. - Class A	621	228,112
Tapestry, Inc.	3,266	356,908
		2,327,419
Tobacco — 0.6%
Altria Group, Inc.	26,786	1,580,642
Philip Morris International, Inc.	24,572	3,869,598
		5,450,240
Trading Companies & Distributors — 0.2%
Fastenal Co.	18,114	731,806
United Rentals, Inc.	1,017	829,038
WW Grainger, Inc.	691	655,503
		2,216,347
Utilities — 1.4%
American Electric Power Co., Inc.	8,420	1,042,144
Consolidated Edison, Inc.	5,473	549,270
Dominion Energy, Inc.	13,274	833,209
Duke Energy Corp.	12,261	1,519,628
Entergy Corp.	6,771	660,308
Exelon Corp.	15,886	748,548
NextEra Energy, Inc.	32,501	2,804,511
PG&E Corp.	34,674	558,945
Public Service Enterprise Group, Inc.	7,869	657,219
Sempra	10,009	948,053
Southern Co.	17,319	1,578,107
WEC Energy Group, Inc.	5,010	561,471
Xcel Energy, Inc.	9,076	745,230
		13,206,643

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Water Utilities — 0.0% (b)
American Water Works Co., Inc.	3,074	$399,835
TOTAL COMMON STOCKS (Cost $565,974,545)		848,618,668

EXCHANGE TRADED FUNDS — 6.5%
Roundhill Magnificent Seven ETF (e)	900,365	60,108,367
TOTAL EXCHANGE TRADED FUNDS (Cost $60,680,557)		60,108,367

REAL ESTATE INVESTMENT TRUSTS — COMMON - 1.7%
Equity Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties, Inc.	16,666	480,314

Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	2,433	130,579
Healthpeak Properties, Inc.	11,054	201,846
Ventas, Inc.	6,904	556,670
Welltower, Inc.	9,624	2,003,909
		2,893,004
Hotel & Resort REITs — 0.0% (b)
Host Hotels & Resorts, Inc.	11,051	194,829

Industrial REITs — 0.2%
Prologis, Inc.	14,641	1,881,808

Office REITs — 0.0% (b)
BXP, Inc.	2,291	165,777

Residential REITs — 0.2%
AvalonBay Communities, Inc.	2,238	407,182
Camden Property Trust	1,676	178,226
Equity Residential	5,392	332,956
Essex Property Trust, Inc.	1,003	264,411
Invitation Homes, Inc.	9,006	253,969
Mid-America Apartment Communities, Inc.	1,839	249,902
UDR, Inc.	4,744	172,776
		1,859,422
Retail REITs — 0.2%
Federal Realty Investment Trust	1,213	119,759
Kimco Realty Corp.	10,733	221,744
Realty Income Corp.	13,829	796,689
Regency Centers Corp.	2,570	182,881
Simon Property Group, Inc.	4,842	902,161
		2,223,234

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Specialized REITs — 0.7%
American Tower Corp.	7,380	$1,337,773
Crown Castle, Inc.	6,858	625,998
Digital Realty Trust, Inc.	4,992	799,319
Equinix, Inc.	1,524	1,148,045
Extra Space Storage, Inc.	3,343	445,187
Iron Mountain, Inc.	4,630	399,801
Millrose Properties, Inc.	1,307	39,817
Public Storage	2,480	680,859
SBA Communications Corp.	1,689	328,122
Weyerhaeuser Co.	11,463	254,593
		6,059,514
TOTAL REAL ESTATE INVESTMENT TRUSTS — COMMON (Cost $15,334,067)		15,757,902

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.9% (a)
Put Options — 0.9%
S&P 500 Index (f)(g)(i)
Expiration: 12/19/2025; Exercise Price: $6,575.00	$301,359,960	440	1,115,400
Expiration: 01/16/2026; Exercise Price: $6,625.00	304,784,505	445	2,985,950
Expiration: 02/20/2026; Exercise Price: $6,500.00	315,058,140	460	4,008,900
TOTAL PURCHASED OPTIONS (Cost $22,801,686)			8,110,250

		Shares
RIGHTS — 0.0% (b)
SYCAMORE PARTNERS LLC -RIGHT, Expires 08/28/2026, Exercise Price $3.00 (a)(d)		11,159	0
TOTAL RIGHTS (Cost $0)			0

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 1.0%
First American Government Obligations Fund - Class X, 3.92% (h)	9,103,423	$9,103,423
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,103,423)		9,103,423

MONEY MARKET FUNDS — 0.4%
First American Government Obligations Fund - Class X, 3.92% (h)	3,647,321	3,647,321
TOTAL MONEY MARKET FUNDS (Cost $3,647,321)		3,647,321

TOTAL INVESTMENTS — 102.5% (Cost $677,541,599)		945,345,931
Liabilities in Excess of Other Assets — (2.5)%		(23,195,731)
TOTAL NET ASSETS — 100.0%		$922,150,200

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

(c)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $353,670,184.

(d)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2025.

(e)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $8,974,621.

(f)	Exchange-traded.

(g)	100 shares per contract.

(h)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

(i)	Held in connection with written option contracts. See Schedule of Written Options for further information.

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Written Options November 30, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (1.6)%
Call Options — (1.3)%
S&P 500 Index (a)(b)
Expiration: 12/19/2025; Exercise Price: $6,900.00	$(164,378,160)	(240)	$(1,564,800)
Expiration: 01/16/2026; Exercise Price: $7,025.00	(304,784,505)	(445)	(3,008,200)
Expiration: 02/20/2026; Exercise Price: $6,950.00	(315,058,140)	(460)	(7,479,600)
Total Call Options			(12,052,600)

Put Options — (0.3)%
S&P 500 Index (a)(b)
Expiration: 12/19/2025; Exercise Price: $6,075.00	(301,359,960)	(440)	(217,800)
Expiration: 01/16/2026; Exercise Price: $6,025.00	(304,784,505)	(445)	(747,600)
Expiration: 02/20/2026; Exercise Price: $5,850.00	(315,058,140)	(460)	(1,386,900)
Total Put Options			(2,352,300)
TOTAL WRITTEN OPTIONS (Premiums received $19,008,013)			$(14,404,900)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments November 30, 2025

	Shares	Value
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.9%
General Electric Co.	2,463	$735,082
L3Harris Technologies, Inc.	707	197,034
Lockheed Martin Corp.	1,069	489,452
Northrop Grumman Corp.	516	295,281
RTX Corp.	5,726	1,001,535
		2,718,384
Air Freight & Logistics — 0.5%
FedEx Corp.	855	235,707
United Parcel Service, Inc. - Class B	4,470	428,181
		663,888
Automobiles — 1.4%
Ford Motor Co.	29,232	388,201
General Motors Co.	5,276	387,892
Tesla, Inc. (a)	3,071	1,321,052
		2,097,145
Banks — 5.9%
Bank of America Corp.	31,912	1,712,079
Citigroup, Inc.	8,938	925,977
JPMorgan Chase & Co. (b)	11,595	3,630,163
PNC Financial Services Group, Inc.	1,838	350,543
Truist Financial Corp.	6,385	296,902
US Bancorp	7,568	371,210
Wells Fargo & Co.	15,027	1,290,068
		8,576,942
Beverages — 1.6%
Coca-Cola Co.	17,430	1,274,482
Constellation Brands, Inc. - Class A	469	63,962
Keurig Dr Pepper, Inc.	3,665	102,253
PepsiCo, Inc.	5,563	827,441
		2,268,138
Biotechnology — 2.7%
AbbVie, Inc.	9,125	2,077,763
Amgen, Inc.	2,401	829,450
Gilead Sciences, Inc.	6,542	823,245
Regeneron Pharmaceuticals, Inc.	117	91,282
Vertex Pharmaceuticals, Inc. (a)	317	137,454
		3,959,194
Broadline Retail — 2.7%
Amazon.com, Inc. (a)(b)	16,999	3,964,507

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Building Products — 0.5%
Carrier Global Corp.	2,489	$136,596
Johnson Controls International PLC	2,523	293,450
Trane Technologies PLC	585	246,566
		676,612
Capital Goods — 0.2%
General Dynamics Corp.	994	339,580

Capital Markets — 3.9%
Ameriprise Financial, Inc.	263	119,860
Bank of New York Mellon Corp.	2,561	287,088
Blackrock, Inc.	592	620,002
Blackstone, Inc.	2,724	398,848
Charles Schwab Corp.	5,222	484,236
CME Group, Inc.	1,819	511,976
Goldman Sachs Group, Inc.	1,285	1,061,461
Intercontinental Exchange, Inc.	1,449	227,928
KKR & Co., Inc.	1,356	165,852
Moody’s Corp.	322	158,031
Morgan Stanley	7,666	1,300,613
S&P Global, Inc.	619	308,776
		5,644,671
Chemicals — 1.0%
Air Products & Chemicals, Inc.	959	250,347
DuPont de Nemours, Inc.	1,471	58,502
Ecolab, Inc.	725	199,491
Linde PLC	1,461	599,477
LyondellBasell Industries NV - Class A	1,741	85,292
PPG Industries, Inc.	901	90,136
Sherwin-Williams Co.	591	203,121
Solstice Advanced Materials, Inc. (a)	625	29,800
		1,516,166
Commercial Services & Supplies — 0.4%
Cintas Corp.	862	160,349
Republic Services, Inc.	826	179,292
Waste Management, Inc.	1,213	264,276
		603,917
Communications Equipment — 2.0%
Arista Networks, Inc. (a)	4,421	577,736
Cisco Systems, Inc.	25,098	1,931,040
Motorola Solutions, Inc.	1,029	380,401
		2,889,177

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Consumer Finance — 0.6%
American Express Co.	1,917	$700,222
Capital One Financial Corp.	998	218,632
		918,854
Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp.	631	576,475
Kroger Co.	2,272	152,860
Sysco Corp.	1,645	125,349
Target Corp.	857	77,662
Walmart, Inc. (b)	21,345	2,358,836
		3,291,182
Electric Utilities — 0.2%
Constellation Energy Corp.	603	219,709
Edison International	1,776	104,589
		324,298
Electrical Equipment — 0.4%
Eaton Corp. PLC	1,121	387,742
Emerson Electric Co.	1,952	260,358
		648,100
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp. - Class A	5,750	810,175
Corning, Inc.	8,578	722,268
TE Connectivity PLC	2,501	565,601
		2,098,044
Energy — 0.2%
ONEOK, Inc.	1,389	101,147
Williams Cos., Inc.	2,771	168,837
		269,984
Energy Equipment & Services — 0.1%
SLB Ltd.	2,501	90,636

Entertainment — 1.2%
Netflix, Inc. (a)	10,030	1,079,027
Walt Disney Co.	6,276	655,654
		1,734,681
Financial Services — 2.9%
Berkshire Hathaway, Inc. - Class B (a)	3,308	1,699,683
MasterCard, Inc. - Class A	1,750	963,428
Visa, Inc. - Class A	4,600	1,538,424
		4,201,535
Food Products — 0.4%
Archer-Daniels-Midland Co.	1,869	113,523

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
General Mills, Inc.	1,891	$89,539
Hershey Co.	632	118,867
Kraft Heinz Co.	3,686	94,030
Mondelez International, Inc. - Class A	3,132	180,309
		596,268
Ground Transportation — 0.7%
CSX Corp.	5,888	208,200
Uber Technologies, Inc. (a)	3,336	292,033
Union Pacific Corp.	2,436	564,738
		1,064,971
Health Care Equipment & Services — 0.5%
Medtronic PLC	6,444	678,746

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	1,499	193,221
Becton Dickinson & Co.	935	181,409
Boston Scientific Corp. (a)	1,972	200,316
Intuitive Surgical, Inc. (a)	536	307,385
Stryker Corp.	993	368,582
		1,250,913
Health Care Providers & Services — 1.8%
Cigna Group	995	275,893
CVS Health Corp.	6,695	538,010
Elevance Health, Inc.	687	232,385
HCA Healthcare, Inc.	592	300,908
Humana, Inc.	309	75,943
McKesson Corp.	225	198,252
UnitedHealth Group, Inc.	3,114	1,026,904
		2,648,295
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc. - Class A (a)	1,699	198,766
Booking Holdings, Inc.	106	520,957
Las Vegas Sands Corp.	5,323	362,816
Marriott International, Inc. - Class A	1,259	383,731
McDonald’s Corp.	3,712	1,157,476
Starbucks Corp.	6,956	605,937
Yum! Brands, Inc.	1,926	295,082
		3,524,765
Household Durables — 0.5%
DR Horton, Inc.	1,474	234,381
Garmin, Ltd.	1,327	259,189
Lennar Corp. - Class A	1,356	178,043
		671,613

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Household Products — 1.1%
Colgate-Palmolive Co.	1,214	$97,594
Kimberly-Clark Corp.	836	91,224
Procter & Gamble Co.	9,011	1,335,070
		1,523,888
Industrial Conglomerates — 0.6%
3M Co.	2,385	410,339
Honeywell International, Inc.	2,498	480,091
		890,430
Insurance — 1.4%
Aflac, Inc.	1,780	196,352
Allstate Corp.	792	168,680
American International Group, Inc.	1,993	151,787
Aon PLC - Class A	397	140,506
Arthur J Gallagher & Co.	432	106,972
Chubb Ltd.	1,142	338,238
Marsh & McLennan Cos., Inc.	1,357	248,942
MetLife, Inc.	2,728	208,856
Progressive Corp.	769	175,939
Prudential Financial, Inc.	1,530	165,622
Travelers Cos., Inc.	615	180,109
		2,082,003
Interactive Media & Services — 7.5%
Alphabet, Inc. - Class A (b)	23,838	7,632,451
Meta Platforms, Inc. - Class A (b)	5,122	3,318,800
		10,951,251
IT Services — 1.7%
Accenture PLC - Class A	2,793	698,250
International Business Machines Corp.	5,933	1,830,805
		2,529,055
Life Sciences Tools & Services — 0.4%
Danaher Corp.	580	131,533
Thermo Fisher Scientific, Inc.	651	384,630
		516,163
Machinery — 1.6%
Caterpillar, Inc.	1,555	895,307
Deere & Co.	903	419,435
Illinois Tool Works, Inc.	1,155	287,918
Otis Worldwide Corp.	1,301	115,594
PACCAR, Inc.	2,739	288,745
Parker-Hannifin Corp.	349	300,733
		2,307,732

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Materials — 0.5%
Freeport-McMoRan, Inc.	4,003	$172,049
Newmont Goldcorp Corp.	4,241	384,786
Nucor Corp.	715	114,035
		670,870
Media — 0.5%
Comcast Corp. - Class A	25,120	670,453

Oil, Gas & Consumable Fuels — 2.9%
Chevron Corp.	7,497	1,133,022
ConocoPhillips	2,725	241,680
EOG Resources, Inc.	904	97,497
Exxon Mobil Corp.	19,123	2,216,738
Marathon Petroleum Corp.	706	136,773
Occidental Petroleum Corp.	1,923	80,766
Phillips 66	850	116,416
Valero Energy Corp.	805	142,292
		4,165,184
Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	11,575	569,490
Eli Lilly & Co. (b)	1,762	1,894,978
Johnson & Johnson	11,988	2,480,557
Merck & Co., Inc.	10,821	1,134,365
Pfizer, Inc.	4,117	105,972
Zoetis, Inc.	1,195	153,175
		6,338,537
Professional Services — 0.4%
Automatic Data Processing, Inc.	1,635	417,415
Paychex, Inc.	1,681	187,751
		605,166
Semiconductors & Semiconductor Equipment — 13.6%
Advanced Micro Devices, Inc. (a)	2,683	583,633
Analog Devices, Inc.	2,597	689,088
Applied Materials, Inc.	2,701	681,327
Broadcom, Inc. (b)	15,737	6,341,382
KLA Corp.	560	658,263
Lam Research Corp.	5,117	798,252
Micron Technology, Inc.	3,643	861,497
NVIDIA Corp. (b)	41,688	7,378,776
Qnity Electronics, Inc.	735	59,601
QUALCOMM, Inc.	4,953	832,550
Texas Instruments, Inc.	5,135	864,066
		19,748,435

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Software — 8.2%
Adobe, Inc. (a)	1,072	$343,179
Intuit, Inc.	872	552,918
Microsoft Corp. (b)	16,926	8,327,761
Oracle Corp.	4,219	852,027
Palo Alto Networks, Inc. (a)	2,084	396,231
Roper Technologies, Inc.	616	274,872
Salesforce, Inc.	2,902	669,027
ServiceNow, Inc. (a)	552	448,450
		11,864,465
Specialty Retail — 2.3%
Home Depot, Inc.	4,631	1,652,896
Lowe’s Cos., Inc.	2,552	618,809
Ross Stores, Inc.	1,671	294,698
TJX Cos., Inc.	4,599	698,680
		3,265,083
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc. (b)	28,511	7,950,292
Hewlett Packard Enterprise Co.	16,754	366,410
HP, Inc.	10,657	260,244
		8,576,946
Telecommunication Services — 1.6%
T-Mobile US, Inc.	5,284	1,104,409
Verizon Communications, Inc.	30,482	1,253,115
		2,357,524
Textiles, Apparel & Luxury Goods — 0.3%
Nike, Inc. - Class B	7,577	489,701

Tobacco — 1.0%
Altria Group, Inc.	5,748	339,190
Philip Morris International, Inc.	6,890	1,085,037
		1,424,227
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	167	136,135

Utilities — 2.5%
American Electric Power Co., Inc.	2,640	326,753
Consolidated Edison, Inc.	1,568	157,364
Dominion Energy, Inc.	4,423	277,632
Duke Energy Corp.	3,861	478,532
Exelon Corp.	5,124	241,443
NextEra Energy, Inc.	9,590	827,521
Public Service Enterprise Group, Inc.	2,215	184,997

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Sempra	2,799	$265,121
Southern Co.	5,397	491,775
WEC Energy Group, Inc.	1,490	166,984
Xcel Energy, Inc.	2,681	220,137
		3,638,259
TOTAL COMMON STOCKS (Cost $98,537,628)		144,682,713

REAL ESTATE INVESTMENT TRUSTS — COMMON - 0.1%
Specialized REITs — 0.1%
Millrose Properties, Inc.	1,277	38,912
TOTAL REAL ESTATE INVESTMENT TRUSTS — COMMON (Cost $34,634)		38,912

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.1%
First American Government Obligations Fund - Class X, 3.92% (c)	1,626,646	1,626,646
TOTAL MONEY MARKET FUNDS (Cost $1,626,646)		1,626,646

TOTAL INVESTMENTS — 100.9% (Cost $100,198,908)		146,348,271
Liabilities in Excess of Other Assets — (0.9)%		(1,234,213)
TOTAL NET ASSETS — 100.0%		$145,114,058

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $36,934,032.

(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Written Options November 30, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.1)%
Call Options — (0.1)%
S&P 500 Index, Expiration: 12/04/2025; Exercise Price: $6,910.00 (a)(b)	$(99,311,805)	(145)	$(139,925)
TOTAL WRITTEN OPTIONS (Premiums received $140,299)			$(139,925)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments November 30, 2025

	Shares	Value
COMMON STOCKS — 94.0%
Aerospace & Defense — 3.3%
BWX Technologies, Inc.	30,760	$5,502,349
Carpenter Technology Corp.	7,008	2,232,328
Curtiss-Wright Corp.	20,445	11,536,909
National Presto Industries, Inc.	5,787	543,110
		19,814,696
Air Freight & Logistics — 0.1%
Hub Group, Inc. - Class A	16,894	651,602

Automobile Components — 2.3%
Autoliv, Inc.	24,126	2,846,627
BorgWarner, Inc.	125,309	5,395,806
Dana, Inc.	30,293	678,866
Gentex Corp.	95,668	2,184,100
Phinia, Inc.	14,379	777,760
Standard Motor Products, Inc.	15,794	592,907
Visteon Corp.	11,296	1,166,312
		13,642,378
Banks — 5.9%
Ameris Bancorp	37,684	2,854,940
Axos Financial, Inc. (a)	25,802	2,120,408
Bank OZK	31,469	1,448,203
Banner Corp.	9,922	623,201
Cadence Bank	45,638	1,818,218
Central Pacific Financial Corp.	20,038	595,930
First Bancorp	72,980	1,442,815
First Financial Bancorp	23,598	587,118
Hancock Whitney Corp.	9,926	601,416
Hilltop Holdings, Inc.	36,688	1,259,132
International Bancshares Corp.	25,113	1,669,512
OFG Bancorp	13,852	550,340
Pinnacle Financial Partners, Inc.	23,242	2,130,827
Preferred Bank	6,579	621,123
Provident Financial Services, Inc.	59,361	1,138,544
Simmons First National Corp. - Class A	31,097	576,849
Texas Capital Bancshares, Inc. (a)	10,503	947,056
Tompkins Financial Corp.	8,855	611,969
UMB Financial Corp.	27,479	3,052,367
Webster Financial Corp.	66,057	3,936,997
Westamerica BanCorp	12,528	601,094
Wintrust Financial Corp.	20,228	2,710,957
Zions Bancorp NA	62,896	3,347,954
		35,246,970

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Biotechnology — 5.5%
ACADIA Pharmaceuticals, Inc. (a)	88,542	$2,217,092
Alkermes PLC (a)	47,028	1,391,088
BioMarin Pharmaceutical, Inc. (a)	89,131	4,985,097
Catalyst Pharmaceuticals, Inc. (a)	48,222	1,128,877
Exelixis, Inc. (a)	61,586	2,720,254
Halozyme Therapeutics, Inc. (a)	38,755	2,767,107
Neurocrine Biosciences, Inc. (a)	42,197	6,420,695
United Therapeutics Corp. (a)	23,293	11,320,398
		32,950,608
Broadline Retail — 0.1%
Ollie’s Bargain Outlet Holdings, Inc. (a)	4,761	586,127

Building Products — 2.1%
Armstrong World Industries, Inc.	25,683	4,873,092
AZZ, Inc.	17,047	1,797,095
Insteel Industries, Inc.	16,187	494,998
Owens Corning	36,239	4,103,704
Zurn Elkay Water Solutions Corp.	28,585	1,363,505
		12,632,394
Capital Markets — 5.0%
Acadian Asset Management, Inc.	22,530	1,010,245
Affiliated Managers Group, Inc.	15,316	4,117,400
Federated Investors, Inc.	43,827	2,198,801
Houlihan Lokey, Inc.	31,246	5,480,548
Janus Henderson Group PLC	92,764	4,054,715
PJT Partners, Inc. - Class A	4,642	779,903
SEI Investments Co.	68,312	5,523,708
Stifel Financial Corp.	27,942	3,408,924
StoneX Group, Inc. (a)	23,616	2,139,846
Virtu Financial, Inc. - Class A	29,020	1,037,755
		29,751,845
Chemicals — 1.6%
AdvanSix, Inc.	29,994	461,608
Axalta Coating Systems Ltd. (a)	39,479	1,189,502
Balchem Corp.	3,995	624,059
Cabot Corp.	7,719	482,978
Minerals Technologies, Inc.	9,749	571,779
NewMarket Corp.	5,987	4,571,254
Sensient Technologies Corp.	16,804	1,638,222
		9,539,402
Commercial Services & Supplies — 1.2%
Brady Corp. - Class A	26,734	2,091,668
Brink’s Co.	15,152	1,702,025

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Interface, Inc.	22,621	$631,352
OPENLANE, Inc. (a)	39,714	1,010,324
UniFirst Corp.	8,993	1,551,742
		6,987,111
Communications Equipment — 0.2%
Harmonic, Inc. (a)	62,802	600,387
NetScout Systems, Inc. (a)	33,900	911,232
		1,511,619
Construction & Engineering — 4.5%
AECOM	31,496	3,248,183
Comfort Systems USA, Inc.	14,660	14,321,940
Dycom Industries, Inc. (a)	12,912	4,668,075
Granite Construction, Inc.	6,749	725,720
Valmont Industries, Inc.	9,483	3,916,195
		26,880,113
Consumer Finance — 1.5%
Bread Financial Holdings, Inc.	9,359	633,885
Enova International, Inc. (a)	15,367	2,014,460
EZCORP, Inc. - Class A (a)	37,076	714,825
FirstCash Holdings, Inc.	28,404	4,499,478
PROG Holdings, Inc.	22,319	642,341
World Acceptance Corp. (a)	3,570	552,136
		9,057,125
Consumer Staples Distribution & Retail — 2.9%
Casey’s General Stores, Inc.	17,484	9,973,923
Performance Food Group Co. (a)	44,556	4,325,051
US Foods Holding Corp. (a)	38,484	3,027,536
		17,326,510
Containers & Packaging — 1.1%
AptarGroup, Inc.	6,310	787,173
Crown Holdings, Inc.	47,004	4,551,397
Greif, Inc. - Class A	16,383	1,075,216
		6,413,786
Diversified Consumer Services — 2.3%
Adtalem Global Education, Inc. (a)	18,902	1,749,569
Frontdoor, Inc. (a)	40,291	2,172,894
Graham Holdings Co. - Class B	2,684	2,969,846
Grand Canyon Education, Inc. (a)	15,621	2,464,056
H&R Block, Inc.	12,255	516,181
Perdoceo Education Corp.	39,155	1,094,774
Service Corp. International	25,878	2,055,489
Strategic Education, Inc.	9,436	736,197

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Stride, Inc. (a)	5,741	$364,726
		14,123,732
Diversified Telecommunication Services — 0.1%
Iridium Communications, Inc.	25,384	416,298

Electric Utilities — 0.2%
OGE Energy Corp.	22,158	1,014,393

Electrical Equipment — 2.7%
Acuity, Inc.	16,722	6,127,275
EnerSys	18,889	2,703,205
Nextpower, Inc. - Class A (a)	78,820	7,221,488
		16,051,968
Electronic Equipment, Instruments & Components — 2.8%
Cognex Corp.	56,800	2,164,080
CTS Corp.	14,711	622,717
ePlus, Inc.	8,890	796,544
Flex Ltd. (a)	77,758	4,596,275
Itron, Inc. (a)	6,711	664,657
PC Connection, Inc.	9,615	558,055
Plexus Corp. (a)	5,801	829,253
Sanmina Corp. (a)	16,936	2,644,810
ScanSource, Inc. (a)	14,150	581,848
TTM Technologies, Inc. (a)	13,481	946,097
Vontier Corp.	73,700	2,673,836
		17,078,172
Energy Equipment & Services — 0.1%
Oceaneering International, Inc. (a)	31,776	775,334

Financial Services — 2.2%
Enact Holdings, Inc.	77,220	2,989,186
Essent Group Ltd.	56,949	3,574,119
EVERTEC, Inc.	26,562	767,642
MGIC Investment Corp.	136,898	3,881,058
NMI Holdings, Inc. - Class A (a)	45,850	1,749,178
		12,961,183
Food Products — 1.6%
Cal-Maine Foods, Inc.	31,197	2,599,334
Fresh Del Monte Produce, Inc.	17,315	625,764
Ingredion, Inc.	30,149	3,242,223
Marzetti Co.	7,554	1,261,065
Pilgrim’s Pride Corp.	42,295	1,608,902
Post Holdings, Inc. (a)	5,670	589,850
		9,927,138

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Gas Utilities — 0.8%
National Fuel Gas Co.	39,406	$3,249,024
New Jersey Resources Corp.	34,909	1,678,425
		4,927,449
Ground Transportation — 0.2%
Ryder System, Inc.	8,428	1,459,814

Health Care Equipment & Supplies — 0.7%
LeMaitre Vascular, Inc.	6,499	539,092
LivaNova PLC (a)	10,814	690,041
Merit Medical Systems, Inc. (a)	6,795	588,379
Penumbra, Inc. (a)	4,391	1,287,309
Teleflex, Inc.	8,844	1,011,931
		4,116,752
Health Care Providers & Services — 4.0%
Addus HomeCare Corp. (a)	5,598	672,880
Chemed Corp.	1,967	863,887
Concentra Group Holdings Parent, Inc.	45,270	930,751
Encompass Health Corp.	60,963	7,085,120
Ensign Group, Inc.	4,411	818,417
National HealthCare Corp.	7,714	1,051,341
Option Care Health, Inc. (a)	27,563	857,209
Pediatrix Medical Group, Inc. (a)	51,722	1,245,983
Progyny, Inc. (a)	39,291	1,036,104
Tenet Healthcare Corp. (a)	42,986	9,321,084
		23,882,776
Health Care Technology — 0.5%
Doximity, Inc. - Class A (a)	43,876	2,256,982
HealthStream, Inc.	22,161	557,349
		2,814,331
Hotels, Restaurants & Leisure — 1.3%
Boyd Gaming Corp.	39,432	3,284,686
Brinker International, Inc. (a)	13,529	2,080,625
Monarch Casino & Resort, Inc.	9,116	880,423
Travel + Leisure Co.	24,966	1,712,168
		7,957,902
Household Durables — 4.0%
Cavco Industries, Inc. (a)	3,353	1,997,214
Century Communities, Inc.	9,178	599,232
Ethan Allen Interiors, Inc.	20,939	494,998
Green Brick Partners, Inc. (a)	23,377	1,586,831
KB Home	13,499	868,391
M/I Homes, Inc. (a)	15,258	2,099,348

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Meritage Homes Corp.	17,603	$1,286,427
Taylor Morrison Home Corp. (a)	62,439	3,914,301
Toll Brothers, Inc.	55,249	7,725,468
TopBuild Corp. (a)	4,055	1,834,887
Tri Pointe Homes, Inc. (a)	50,586	1,725,994
		24,133,091
Household Products — 0.3%
Central Garden & Pet Co. - Class A (a)	33,366	1,032,344
WD-40 Co.	2,891	566,058
		1,598,402
Insurance — 4.6%
Genworth Financial, Inc. (a)	224,168	1,945,778
Hanover Insurance Group, Inc.	20,176	3,743,657
HCI Group, Inc.	6,880	1,222,920
Horace Mann Educators Corp.	22,994	1,052,665
Mercury General Corp.	29,804	2,775,349
Old Republic International Corp.	140,629	6,482,997
Safety Insurance Group, Inc.	8,568	651,339
Selective Insurance Group, Inc.	31,673	2,488,231
United Fire Group, Inc.	19,926	728,295
Unum Group	82,375	6,258,029
		27,349,260
Interactive Media & Services — 0.3%
Cargurus, Inc. (a)	17,558	619,446
Cars.com, Inc. (a)	47,339	549,132
Yelp, Inc. (a)	19,703	569,614
		1,738,192
IT Services — 0.1%
ASGN, Inc. (a)	11,897	535,484

Machinery — 5.5%
Alamo Group, Inc.	5,393	864,875
Astec Industries, Inc.	13,379	592,155
ESCO Technologies, Inc.	8,105	1,725,636
Federal Signal Corp.	13,133	1,497,162
Franklin Electric Co., Inc.	13,383	1,273,392
Lincoln Electric Holdings, Inc.	23,543	5,636,901
Mueller Industries, Inc.	70,027	7,693,867
Mueller Water Products, Inc. - Class A	47,744	1,157,315
Oshkosh Corp.	25,235	3,234,622
Proto Labs, Inc. (a)	12,564	638,502
SPX Technologies, Inc. (a)	16,375	3,521,280
Toro Co.	32,142	2,241,583

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Watts Water Technologies, Inc. - Class A	9,756	$2,691,485
		32,768,775
Marine Transportation — 0.2%
Kirby Corp. (a)	6,983	792,710
Matson, Inc.	6,054	659,765
		1,452,475
Media — 1.3%
DoubleVerify Holdings, Inc. (a)	40,206	423,771
New York Times Co. - Class A	69,916	4,509,582
Nexstar Media Group, Inc.	15,024	2,886,712
		7,820,065
Metals & Mining — 1.9%
Alcoa Corp.	80,484	3,359,402
Materion Corp.	5,719	698,805
Reliance, Inc.	17,992	5,025,525
Royal Gold, Inc.	8,545	1,741,813
SunCoke Energy, Inc.	82,247	536,250
		11,361,795
Multi-Utilities — 0.4%
Avista Corp.	17,146	709,501
Black Hills Corp.	21,659	1,598,218
		2,307,719
Oil, Gas & Consumable Fuels — 4.4%
Antero Midstream Corp.	192,492	3,466,781
California Resources Corp.	51,286	2,450,445
Chord Energy Corp.	30,314	2,845,272
Dorian LPG Ltd.	20,341	504,050
International Seaways, Inc.	13,491	714,618
Magnolia Oil & Gas Corp. - Class A	25,532	590,810
Matador Resources Co.	43,110	1,827,864
Ovintiv, Inc.	68,729	2,815,140
Par Pacific Holdings, Inc. (a)	17,637	805,129
Peabody Energy Corp.	35,536	968,001
Permian Resources Corp.	254,324	3,685,155
Range Resources Corp.	108,125	4,269,856
REX American Resources Corp. (a)	20,007	660,031
SM Energy Co.	29,405	560,165
		26,163,317
Passenger Airlines — 0.7%
Alaska Air Group, Inc. (a)	9,557	409,613
American Airlines Group, Inc. (a)	46,216	649,335
SkyWest, Inc. (a)	23,834	2,419,627

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Sun Country Airlines Holdings, Inc. (a)	46,167	$632,488
		4,111,063
Personal Care Products — 0.1%
USANA Health Sciences, Inc. (a)	19,473	386,539

Pharmaceuticals — 0.9%
ANI Pharmaceuticals, Inc. (a)	6,515	552,798
Collegium Pharmaceutical, Inc. (a)	15,994	746,600
Harmony Biosciences Holdings, Inc. (a)	32,714	1,154,477
Innoviva, Inc. (a)	29,894	649,597
Phibro Animal Health Corp. - Class A	15,801	661,746
Prestige Consumer Healthcare, Inc. (a)	9,344	556,435
Supernus Pharmaceuticals, Inc. (a)	25,375	1,156,846
		5,478,499
Professional Services — 1.9%
CACI International, Inc. - Class A (a)	7,724	4,766,480
CSG Systems International, Inc.	10,218	804,872
Genpact Ltd.	54,181	2,387,215
Korn Ferry	21,145	1,390,707
Maximus, Inc.	26,718	2,300,152
		11,649,426
Real Estate Management & Development — 1.2%
Cushman & Wakefield Ltd. (a)	96,379	1,614,348
Jones Lang LaSalle, Inc. (a)	18,075	5,886,847
		7,501,195
Semiconductors & Semiconductor Equipment — 1.7%
Amkor Technology, Inc.	26,023	946,977
Axcelis Technologies, Inc. (a)	7,865	650,986
Cirrus Logic, Inc. (a)	19,884	2,392,841
Diodes, Inc. (a)	11,844	547,311
Kulicke & Soffa Industries, Inc.	16,769	756,450
MKS, Inc.	6,195	968,836
Onto Innovation, Inc. (a)	6,024	862,396
Photronics, Inc. (a)	28,410	650,873
Qorvo, Inc. (a)	6,834	586,972
Rambus, Inc. (a)	20,186	1,929,176
		10,292,818
Software — 2.2%
ACI Worldwide, Inc. (a)	16,667	781,016
Adeia, Inc.	40,960	506,675
Appfolio, Inc. - Class A (a)	10,127	2,311,792
Clear Secure, Inc. - Class A	17,473	620,291
Docusign, Inc. (a)	8,678	601,819

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Dolby Laboratories, Inc. - Class A	15,046	$1,014,853
Dropbox, Inc. - Class A (a)	21,279	635,817
Guidewire Software, Inc. (a)	19,824	4,281,587
InterDigital, Inc.	2,136	764,154
LiveRamp Holdings, Inc. (a)	22,920	661,242
Manhattan Associates, Inc. (a)	6,093	1,075,110
		13,254,356
Specialty Retail — 3.7%
Abercrombie & Fitch Co. - Class A (a)	6,656	651,423
Asbury Automotive Group, Inc. (a)	4,963	1,154,245
AutoNation, Inc. (a)	19,443	4,108,111
Buckle, Inc.	29,526	1,667,628
Chewy, Inc. - Class A (a)	42,548	1,479,394
Five Below, Inc. (a)	25,326	4,176,004
Gap, Inc.	96,335	2,607,788
Group 1 Automotive, Inc.	5,993	2,403,433
Lithia Motors, Inc.	4,978	1,587,186
Sally Beauty Holdings, Inc. (a)	44,343	703,280
Urban Outfitters, Inc. (a)	21,823	1,616,430
		22,154,922
Textiles, Apparel & Luxury Goods — 0.1%
G-III Apparel Group Ltd. (a)	23,598	687,882

Tobacco — 0.1%
Universal Corp.	11,368	599,776

Trading Companies & Distributors — 0.9%
Applied Industrial Technologies, Inc.	18,008	4,660,831
DNOW, Inc. (a)	49,963	697,483
		5,358,314
Water Utilities — 0.6%
American States Water Co.	8,441	622,692
Essential Utilities, Inc.	74,686	2,956,819
		3,579,511
Wireless Telecommunication Services — 0.1%
Telephone and Data Systems, Inc.	15,216	612,748
TOTAL COMMON STOCKS (Cost $520,424,607)		563,395,152

REAL ESTATE INVESTMENT TRUSTS — COMMON — 5.5%
Commercial Services & Supplies — 0.2%
CoreCivic, Inc. (a)	53,535	966,307

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Diversified REITs — 0.2%
Alexander & Baldwin, Inc.	37,344	$583,687
American Assets Trust, Inc.	30,375	592,312
		1,175,999
Health Care REITs — 2.5%
CareTrust REIT, Inc.	123,974	4,652,744
LTC Properties, Inc.	17,208	627,920
Omega Healthcare Investors, Inc.	167,803	7,705,514
Sabra Health Care REIT, Inc.	85,369	1,665,549
Universal Health Realty Income Trust	15,233	619,222
		15,270,949
Hotel & Resort REITs — 0.2%
DiamondRock Hospitality Co.	72,697	662,270
Xenia Hotels & Resorts, Inc.	43,292	605,222
		1,267,492
Industrial REITs — 0.1%
LXP Industrial Trust	13,897	674,005

Office REITs — 0.5%
COPT Defense Properties	46,466	1,427,900
Cousins Properties, Inc.	41,607	1,072,628
Highwoods Properties, Inc.	19,862	552,164
		3,052,692
Residential REITs — 0.1%
Elme Communities	36,516	633,918

Retail REITs — 1.4%
Brixmor Property Group, Inc.	89,467	2,338,667
Getty Realty Corp.	22,071	628,361
NNN REIT, Inc.	84,179	3,480,802
Phillips Edison & Co., Inc.	17,548	622,954
Tanger, Inc.	18,284	613,977
Whitestone REIT	47,959	637,375
		8,322,136
Specialized REITs — 0.3%
Rayonier, Inc.	78,430	1,741,930
TOTAL REAL ESTATE INVESTMENT TRUSTS — COMMON (Cost $31,538,856)		33,105,428

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.4%
First American Government Obligations Fund - Class X, 3.92% (b)	2,411,797	$2,411,797
TOTAL MONEY MARKET FUNDS (Cost $2,411,797)		2,411,797

TOTAL INVESTMENTS — 99.9% (Cost $554,375,260)		598,912,377
Other Assets in Excess of Liabilities — 0.1%		322,130
TOTAL NET ASSETS — 100.0%		$599,234,507

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments November 30, 2025

	Shares	Value
COMMON STOCKS — 96.5%
Aerospace & Defense — 1.1%
L3Harris Technologies, Inc.	7,485	$2,085,995
Northrop Grumman Corp.	5,889	3,369,980
RTX Corp.	15,114	2,643,590
		8,099,565
Air Freight & Logistics — 0.6%
Expeditors International of Washington, Inc.	12,693	1,864,602
FedEx Corp.	7,838	2,160,780
		4,025,382
Automobiles — 0.5%
General Motors Co.	47,430	3,487,054

Banks — 2.5%
Bank of America Corp.	267,164	14,333,349
M&T Bank Corp.	7,642	1,453,661
US Bancorp	49,221	2,414,290
		18,201,300
Beverages — 1.8%
Coca-Cola Co.	87,889	6,426,444
Monster Beverage Corp. (a)	48,968	3,672,110
PepsiCo, Inc.	20,619	3,066,870
		13,165,424
Biotechnology — 2.9%
AbbVie, Inc.	46,609	10,612,869
Biogen, Inc. (a)	12,066	2,197,098
Gilead Sciences, Inc.	51,187	6,441,372
Incyte Corp. (a)	19,176	2,003,125
		21,254,464
Broadline Retail — 0.2%
eBay, Inc.	21,052	1,742,895

Building Products — 0.8%
Allegion PLC	10,328	1,714,758
AO Smith Corp.	21,201	1,398,842
Trane Technologies PLC	5,676	2,392,320
		5,505,920
Capital Goods — 0.6%
General Dynamics Corp.	12,992	4,438,457

Capital Markets — 2.9%
CBOE Global Markets, Inc.	7,969	2,057,357
Charles Schwab Corp.	22,919	2,125,279

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
CME Group, Inc.	8,171	$2,299,810
Goldman Sachs Group, Inc.	6,565	5,422,952
Interactive Brokers Group, Inc. - Class A	32,405	2,106,973
Invesco, Ltd.	67,313	1,645,803
Nasdaq, Inc.	21,663	1,969,600
S&P Global, Inc.	7,850	3,915,815
		21,543,589
Chemicals — 1.0%
CF Industries Holdings, Inc.	20,958	1,649,395
Corteva, Inc.	31,131	2,100,408
Ecolab, Inc.	5,769	1,587,398
Linde PLC	4,372	1,793,919
		7,131,120
Commercial Services & Supplies — 1.0%
Republic Services, Inc.	10,409	2,259,378
Veralto Corp.	20,318	2,056,588
Waste Management, Inc.	13,753	2,996,366
		7,312,332
Communications Equipment — 1.7%
Arista Networks, Inc. (a)	35,788	4,676,776
Cisco Systems, Inc.	58,650	4,512,531
F5, Inc. (a)	5,958	1,424,915
Motorola Solutions, Inc.	4,183	1,546,372
		12,160,594
Construction & Engineering — 0.2%
EMCOR Group, Inc.	2,884	1,773,862

Construction Materials — 0.3%
Vulcan Materials Co.	6,157	1,830,107

Consumer Finance — 0.9%
American Express Co.	18,318	6,691,016

Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	9,281	8,479,029
Dollar Tree, Inc. (a)	15,401	1,706,585
Kroger Co.	24,443	1,644,525
		11,830,139
Containers & Packaging — 0.5%
Avery Dennison Corp.	8,553	1,474,281
Packaging Corp. of America	8,927	1,821,733
		3,296,014

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	251,715	$6,549,624

Electric Utilities — 0.9%
Evergy, Inc.	18,486	1,435,438
Eversource Energy	29,444	1,978,048
FirstEnergy Corp.	32,808	1,565,597
NRG Energy, Inc.	10,169	1,723,544
		6,702,627
Electrical Equipment — 0.4%
AMETEK, Inc.	13,881	2,746,911

Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp. - Class A	41,051	5,784,086
TE Connectivity PLC	14,367	3,249,097
Zebra Technologies Corp. - Class A (a)	5,848	1,478,082
		10,511,265
Entertainment — 1.2%
Netflix, Inc. (a)	83,777	9,012,730

Financial Services — 4.7%
Berkshire Hathaway, Inc. - Class B (a)	51,320	26,368,729
MasterCard, Inc. - Class A	13,917	7,661,726
		34,030,455
Food Products — 0.3%
Tyson Foods, Inc. - Class A	31,509	1,829,097

Ground Transportation — 0.6%
JB Hunt Transport Services, Inc.	10,408	1,810,576
Uber Technologies, Inc. (a)	31,236	2,734,399
		4,544,975
Health Care Equipment & Services — 0.3%
Universal Health Services, Inc. - Class B	8,240	2,007,511

Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp. (a)	31,871	3,237,456
Intuitive Surgical, Inc. (a)	9,612	5,512,290
STERIS PLC	8,380	2,231,426
		10,981,172
Health Care Providers & Services — 2.8%
Cardinal Health, Inc.	12,274	2,605,279
CVS Health Corp.	48,934	3,932,336
Elevance Health, Inc.	8,548	2,891,447

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
HCA Healthcare, Inc.	9,845	$5,004,115
McKesson Corp.	5,151	4,538,649
Quest Diagnostics, Inc.	9,791	1,852,262
		20,824,088
Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc.	677	3,327,245
Darden Restaurants, Inc.	10,037	1,802,445
Expedia Group, Inc.	8,199	2,096,402
Las Vegas Sands Corp.	37,896	2,582,991
McDonald’s Corp.	10,404	3,244,175
Yum! Brands, Inc.	15,304	2,344,726
		15,397,984
Household Durables — 0.6%
NVR, Inc. (a)	290	2,177,114
PulteGroup, Inc.	17,689	2,249,864
		4,426,978
Household Products — 1.2%
Church & Dwight Co., Inc.	18,999	1,617,955
Procter & Gamble Co.	48,797	7,229,763
		8,847,718
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	13,694	2,631,850

Insurance — 3.0%
Allstate Corp.	12,976	2,763,629
Arch Capital Group Ltd. (a)	24,323	2,284,416
Chubb Ltd.	16,407	4,859,425
Globe Life, Inc.	13,020	1,754,185
Hartford Insurance Group, Inc.	19,187	2,629,195
Loews Corp.	19,330	2,085,127
Travelers Cos., Inc.	11,069	3,241,667
WR Berkley Corp.	27,138	2,108,351
		21,725,995
Interactive Media & Services — 7.3%
Alphabet, Inc. - Class A	128,933	41,281,768
Meta Platforms, Inc. - Class A	18,729	12,135,455
		53,417,223
IT Services — 0.2%
VeriSign, Inc.	6,831	1,721,344

Machinery — 1.9%
Cummins, Inc.	6,259	3,116,857
Otis Worldwide Corp.	18,611	1,653,587

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Parker-Hannifin Corp.	3,373	$2,906,514
Pentair PLC	13,669	1,438,526
Snap-on, Inc.	4,418	1,502,341
Wabtec Corp.	7,733	1,612,717
Xylem, Inc.	13,072	1,838,838
		14,069,380
Materials — 0.8%
Freeport-McMoRan, Inc.	38,299	1,646,091
Newmont Goldcorp Corp.	49,785	4,516,993
		6,163,084
Media — 0.5%
Comcast Corp. - Class A	142,912	3,814,321

Multi-Utilities — 0.5%
Ameren Corp.	17,008	1,808,801
NiSource, Inc.	38,473	1,697,813
		3,506,614
Oil, Gas & Consumable Fuels — 4.3%
Chevron Corp.	60,919	9,206,688
ConocoPhillips	40,254	3,570,127
Coterra Energy, Inc.	76,359	2,049,476
Devon Energy Corp.	55,663	2,062,871
EQT Corp.	39,126	2,381,208
Expand Energy Corp.	18,693	2,279,238
Exxon Mobil Corp.	88,241	10,228,897
		31,778,505
Passenger Airlines — 0.2%
United Airlines Holdings, Inc. (a)	15,968	1,628,097

Pharmaceuticals — 6.3%
Eli Lilly & Co.	18,640	20,046,761
Johnson & Johnson	78,825	16,310,469
Merck & Co., Inc.	89,009	9,330,813
		45,688,043
Professional Services — 0.5%
Broadridge Financial Solutions, Inc.	7,491	1,708,622
Leidos Holdings, Inc.	11,223	2,144,716
		3,853,338
Real Estate Management & Development — 0.3%
CBRE Group, Inc. - Class A (a)	13,180	2,132,919

Semiconductors & Semiconductor Equipment — 12.5%
Broadcom, Inc.	84,871	34,199,618

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Lam Research Corp.	46,863	$7,310,628
Micron Technology, Inc.	42,981	10,164,147
NVIDIA Corp.	194,566	34,438,182
QUALCOMM, Inc.	18,633	3,132,021
Texas Instruments, Inc.	10,378	1,746,306
		90,990,902
Software — 7.7%
Adobe, Inc. (a)	9,335	2,988,414
Autodesk, Inc. (a)	7,281	2,208,618
Intuit, Inc.	4,202	2,664,404
Microsoft Corp.	71,223	35,042,428
Palantir Technologies, Inc. - Class A (a)	48,728	8,208,232
Roper Technologies, Inc.	4,868	2,172,199
Salesforce, Inc.	14,259	3,287,270
		56,571,565
Specialty Retail — 2.2%
Home Depot, Inc.	12,115	4,324,086
O’Reilly Automotive, Inc. (a)	32,967	3,352,744
TJX Cos., Inc.	44,407	6,746,311
Ulta Beauty, Inc. (a)	3,460	1,864,352
		16,287,493
Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	131,277	36,606,592
Western Digital Corp.	11,337	1,851,672
		38,458,264
Textiles, Apparel & Luxury Goods — 0.3%
Ralph Lauren Corp. - Class A	6,537	2,401,236

Tobacco — 1.2%
Altria Group, Inc.	57,517	3,394,078
Philip Morris International, Inc.	32,722	5,153,061
		8,547,139
Utilities — 1.1%
American Electric Power Co., Inc.	18,614	2,303,855
Consolidated Edison, Inc.	23,611	2,369,600
Duke Energy Corp.	14,481	1,794,775
Exelon Corp.	36,971	1,742,073
		8,210,303
TOTAL COMMON STOCKS (Cost $628,025,577)		705,499,984

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Continued) November 30, 2025

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — COMMON — 2.8%
Equity Real Estate Investment Trusts (REITs) — 0.4%
Federal Realty Investment Trust	15,070	$1,487,861
VICI Properties, Inc.	49,864	1,437,080
		2,924,941
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	92,993	1,639,466

Industrial REITs — 0.4%
Prologis, Inc.	25,668	3,299,108

Residential REITs — 0.5%
Equity Residential	29,940	1,848,795
Invitation Homes, Inc.	63,493	1,790,503
		3,639,298
Retail REITs — 0.8%
Kimco Realty Corp.	72,976	1,507,684
Regency Centers Corp.	20,848	1,483,544
Simon Property Group, Inc.	14,622	2,724,371
		5,715,599
Specialized REITs — 0.5%
Equinix, Inc.	2,634	1,984,219
Public Storage	5,656	1,552,798
		3,537,017
TOTAL REAL ESTATE INVESTMENT TRUSTS — COMMON (Cost $21,501,908)		20,755,429

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.6%
First American Government Obligations Fund - Class X, 3.92% (b)	4,046,462	4,046,462
TOTAL MONEY MARKET FUNDS (Cost $4,046,462)		4,046,462

TOTAL INVESTMENTS — 99.9% (Cost $653,573,947)		730,301,875
Other Assets in Excess of Liabilities — 0.1%		547,744
TOTAL NET ASSETS — 100.0%		$730,849,619

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

See accompanying notes to financial statements.

Horizon Tactical Fixed Income Fund Schedule of Investments November 30, 2025

	Shares	Value
EXCHANGE TRADED FUNDS — 99.8%
iShares 20+ Year Treasury Bond ETF	332,276	$29,974,618
iShares 7-10 Year Treasury Bond ETF	67,989	6,628,927
iShares iBoxx Investment Grade Corporate Bond ETF (a)	96,152	10,755,563
iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	269,256	26,045,133
State Street Blackstone Senior Loan ETF (b)	1,172,515	48,647,647
State Street SPDR Bloomberg Convertible Securities ETF (a)	74,787	6,773,459
VanEck Fallen Angel High Yield Bond ETF	542,736	15,972,720
Vanguard Total International Bond ETF (a)	133,804	6,643,369
Xtrackers USD High Yield Corporate Bond ETF	606,402	22,449,002
TOTAL EXCHANGE TRADED FUNDS (Cost $170,350,272)		173,890,438

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 11.6%
First American Government Obligations Fund - Class X, 3.92% (c)	20,148,505	20,148,505
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $20,148,505)		20,148,505

MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class X, 3.92% (c)	414,491	414,491
TOTAL MONEY MARKET FUNDS (Cost $414,491)		414,491

TOTAL INVESTMENTS — 111.6% (Cost $190,913,268)		194,453,434
Liabilities in Excess of Other Assets — (11.6)%		(20,288,042)
TOTAL NET ASSETS — 100.0%		$174,165,392

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $19,767,052.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

See accompanying notes to financial statements.

Horizon Funds

Statements of Assets and Liabilities

November 30, 2025

	Centre American Select Equity Fund	Centre Global Infrastructure Fund	Horizon Active Asset Allocation Fund	Horizon Active Income Fund	Horizon Active Risk Assist® Fund
ASSETS:
Investments, at value	$297,375,759	$84,473,433	$793,337,595	$350,495,002	$1,501,832,589
Dividends receivable	476,156	255,000	50,972	6,100	68,784
Receivable for fund shares sold	30,870	31,914	336,966	349,454	1,543,397
Dividend tax reclaims receivable	21,137	34,984	—	—	1,436
Deposit at broker for securities sold short	87	—	—	—	—
Security lending income receivable	—	—	23,313	17,412	15,358
Cash	—	—	—	68,643	—
Foreign currency, at value	—	2,283	—	—	—
Deferred organizational expenses	—	222	—	—	—
Prepaid expenses and other assets	24,002	18,863	34,138	28,856	57,256
Total assets	297,928,011	84,816,699	793,782,984	350,965,467	1,503,518,820

LIABILITIES:
Written option, at value	—	—	—	—	2,932,823
Payable to adviser	177,627	52,433	616,219	176,699	1,134,527
Payable for distribution and shareholder servicing fees	79,669	40,500	56,155	19,177	93,138
Payable for fund administration and accounting fees	44,062	19,824	86,433	37,334	143,289
Payable for capital shares redeemed	29,435	9,920	119,704	177,476	699,795
Payable for printing and mailing	27,731	2,540	17,631	5,633	14,385
Payable for transfer agent fees and expenses	23,147	12,118	65,151	22,906	45,627
Payable for audit fees	12,586	12,284	20,927	21,453	20,355
Payable for registration fees	—	3,223	1,270	5,698	3,517
Interest payable	—	—	14,935	8,257	36,585
Payable upon return of securities loaned	—	—	49,386,111	69,824,032	86,091,130
Payable for expenses and other liabilities	3,244	6,752	38,393	22,254	6,741
Total liabilities	397,501	159,594	50,422,929	70,320,919	91,221,912
NET ASSETS	$297,530,510	$84,657,105	$743,360,055	$280,644,548	$1,412,296,908

NET ASSETS CONSISTS OF:
Paid-in capital	$173,853,955	$97,444,340	$619,540,282	$360,004,415	$1,161,968,629
Total distributable earnings/(accumulated losses)	123,676,555	(12,787,235)	123,819,773	(79,359,867)	250,328,279
Total net assets	$297,530,510	$84,657,105	$743,360,055	$280,644,548	$1,412,296,908

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF ASSETS AND LIABILITIES (Continued) November 30, 2025

	Centre American Select Equity Fund	Centre Global Infrastructure Fund	Horizon Active Asset Allocation Fund	Horizon Active Income Fund	Horizon Active Risk Assist® Fund
Advisor Class
Net assets	$171,119,655	$27,731,080	$734,590	$213,307	$833,135
Shares issued and outstanding (a)	9,844,486	2,041,660	48,418	25,697	30,737
Net asset value per share	$17.38	$13.58	$15.17	$8.30	$27.11

Institutional Class
Net assets	$—	$—	$42,068,765	$2,272,572	$8,682,919
Shares issued and outstanding (a)	—	—	2,743,576	277,442	317,758
Net asset value per share	$—	$—	$15.33	$8.19	$27.33

Investor Class
Net assets	$126,410,855	$56,926,025	$700,556,700	$278,158,669	$1,402,780,854
Shares issued and outstanding (a)	7,003,571	4,199,971	45,893,273	33,803,060	51,550,885
Net asset value per share	$18.05	$13.55	$15.26	$8.23	$27.21

COST:
Investments, at cost	$252,382,153	$69,095,001	$693,398,170	$344,702,054	$1,277,046,901
Foreign currency, at cost	$—	$2,207	$—	$—	$—

PROCEEDS:
Written options premium received	$—	$—	$—	$—	$2,731,021

LOANED SECURITIES:
at value (included in investments)	$—	$—	$48,483,084	$68,189,927	$84,607,436

(a)	Unlimited shares authorized.

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF ASSETS AND LIABILITIES (Continued) November 30, 2025

	Horizon Defensive Core Fund	Horizon Defined Risk Fund	Horizon Equity Premium Income Fund	Horizon Multi- Factor Small/ Mid Cap Fund	Horizon Multi- Factor U.S. Equity Fund
ASSETS:
Investments, at value	$491,606,524	$945,345,931	$146,348,271	$598,912,377	$730,301,875
Receivable for fund shares sold	536,737	428,941	110,590	463,045	433,625
Dividends receivable	377,373	838,291	180,535	488,021	854,694
Dividend tax reclaims receivable	1,834	1,914	73,994	—	3,979
Security lending income receivable	—	339	9	—	—
Cash	—	2	—	—	—
Deposit at broker for securities sold short	—	—	8	—	100
Prepaid expenses and other assets	48,272	72,995	14,035	65,698	35,129
Total assets	492,570,740	946,688,413	146,727,442	599,929,141	731,629,402

LIABILITIES:
Written option, at value	—	14,404,900	139,925	—	—
Payable to adviser	272,347	599,674	83,742	397,928	473,888
Payable for distribution and shareholder servicing fees	156,263	110,857	22,173	63,823	56,728
Payable for capital shares redeemed	78,795	106,331	65,490	53,852	82,021
Payable for fund administration and accounting fees	60,366	97,480	30,060	65,279	76,398
Payable for audit fees	21,229	20,943	21,587	21,293	21,089
Payable for transfer agent fees and expenses	20,813	26,493	12,191	18,598	24,161
Payable for printing and mailing	12,241	21,074	9,324	15,291	20,369
Interest payable	10,864	3,211	9,279	284	—
Deferred organizational expenses	3,237	—	—	—	235
Payable for registration fees	165	19,767	1,826	42,512	17,799
Payable upon return of securities loaned	—	9,103,423	—	—	—
Loans payable	—	321	—	—	—
Payable to custodian	—	—	1,193,392	—	—
Payable for expenses and other liabilities	10,032	23,739	24,395	15,774	7,095
Total liabilities	646,352	24,538,213	1,613,384	694,634	779,783
NET ASSETS	$491,924,388	$922,150,200	$145,114,058	$599,234,507	$730,849,619

NET ASSETS CONSISTS OF:
Paid-in capital	$368,842,583	$676,532,261	$100,510,225	$557,378,100	$608,128,554
Total distributable earnings	123,081,805	245,617,939	44,603,833	41,856,407	122,721,065
Total net assets	$491,924,388	$922,150,200	$145,114,058	$599,234,507	$730,849,619

Advisor Class
Net assets	$44,432,188	$14,305,821	$2,023,304	$3,105,852	$7,718,462
Shares issued and outstanding (a)	915,017	167,529	24,819	78,790	220,753
Net asset value per share	$48.56	$85.39	$81.52	$39.42	$34.96

Investor Class
Net assets	$447,492,200	$907,844,379	$143,090,754	$596,128,655	$723,131,157
Shares issued and outstanding (a)	9,172,069	10,620,484	1,755,704	15,079,712	20,685,037
Net asset value per share	$48.79	$85.48	$81.50	$39.53	$34.96

COST:
Investments, at cost	$419,660,695	$677,541,599	$100,198,908	$554,375,260	$653,573,947

PROCEEDS:
Written options premium received	$—	$19,008,013	$140,299	$—	$—

LOANED SECURITIES:
at value (included in investments)	$—	$8,974,621	$—	$—	$—

(a)	Unlimited shares authorized.

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF ASSETS AND LIABILITIES (Continued) November 30, 2025

Horizon Tactical Fixed Income Fund
ASSETS:
Investments, at value	$194,453,434
Receivable for fund shares sold	175,076
Dividends receivable	82,501
Security lending income receivable	9,236
Prepaid expenses and other assets	41,369
Total assets	194,761,616

LIABILITIES:
Payable upon return of securities loaned	20,148,505
Payable for capital shares redeemed	184,571
Payable for distribution and shareholder servicing fees	103,500
Payable to adviser	85,994
Payable for fund administration and accounting fees	25,872
Payable for audit fees	21,511
Payable for transfer agent fees and expenses	17,573
Payable for printing and mailing	5,426
Interest payable	1,222
Payable for expenses and other liabilities	2,050
Total liabilities	20,596,224
NET ASSETS	$174,165,392

NET ASSETS CONSISTS OF:
Paid-in capital	$183,385,070
Total accumulated losses	(9,219,678)
Total net assets	$174,165,392

Advisor Class
Net assets	$7,254,697
Shares issued and outstanding (a)	154,951
Net asset value per share	$46.82

Investor Class
Net assets	$166,910,695
Shares issued and outstanding (a)	3,562,894
Net asset value per share	$46.85

COST:
Investments, at cost	$190,913,268

LOANED SECURITIES:
at value (included in investments)	$19,767,052

(a)	Unlimited shares authorized.

See accompanying notes to financial statements.

Horizon Funds

Statements of Operations

For the Period Ended November 30, 2025

	Centre American Select Equity Fund		Centre Global Infrastructure Fund
	For the Period Ended November 30, 2025	For the Year Ended September 30, 2025	For the Period Ended November 30, 2025	For the Year Ended September 30, 2025
INVESTMENT INCOME:
Dividend income	$996,776	$8,121,078	$455,579	$1,788,552
Less: Dividend withholding taxes	—	(41,568)	(12,374)	(117,272)
Other income	—	4,690	—	—
Total investment income	996,776	8,084,200	443,205	1,671,280

EXPENSES:
Investment advisory fee	366,621	2,616,115	118,878	404,912
Distribution expenses - Advisor Class	69,767	448,507 (a)	11,562	67,519 (b)
Distribution expenses - Investor Class	20,976	63,271	9,361	16,656
Fund administration and accounting fees	18,085	206,504	10,581	53,973
Audit fees	12,629	25,396	12,332	25,391
Transfer agent fees	12,153	120,441	7,519	41,764
Legal fees	4,452	55,319	1,400	6,861
Reports to shareholders	3,607	45,854	—	14,443
Compliance fees	2,060	49,542	965	5,567
Custodian fees	1,524	55,837	5,491	26,107
Federal and state registration fees	1,322	33,701	2,244	6,440
Trustees’ fees	391	82,181	226	8,468
Interest expense	33	—	—	—
Shareholder service fees	—	199,314 (c)	—	13,306 (d)
Other expenses and fees	63	18,890	229	17,627
Total expenses	513,683	4,020,872	180,788	709,034
Expense reimbursement by Adviser	—	(25,060)	(13,017)	(80,222)
Net expenses	513,683	3,995,812	167,771	628,812
NET INVESTMENT INCOME	483,093	4,088,388	275,434	1,042,468

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,265,809	80,864,225	(172,316)	65,811
Foreign currency translation	—	(1,467)	(16,988)	(9,115)
Net realized gain (loss)	2,265,809	80,862,758	(189,304)	56,696
Net change in unrealized appreciation (depreciation) on:
Investments	7,192,240	(68,781,457)	(552,376)	7,009,874
Foreign currency translation	—	—	(3,409)	2,256
Net change in unrealized appreciation (depreciation)	7,192,240	(68,781,457)	(555,785)	7,012,130
Net realized and unrealized gain (loss)	9,458,049	12,081,301	(745,089)	7,068,826
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,941,142	$16,169,689	$(469,655)	$8,111,294

(a)	Includes $259,999 accrued by the Predecessor Fund’s Investor Class prior to the reorganization on April 17, 2025.
(b)	Includes $36,171 accrued by the Predecessor Fund’s Investor Class prior to the reorganization on April 17, 2025.
(c)	Includes $84,914 and $114,400 accrued by the Predecessor Fund’s Institutional and Investor Class, respectively, prior to the reorganization on April 17, 2025.
(d)	Includes $3,178 and $10,128 accrued by the Predecessor Fund’s Institutional and Investor Class, respectively, prior to the reorganization on April 17, 2025.

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF OPERATIONS (Continued) For the Year Ended November 30, 2025

	Horizon Active Asset Allocation Fund	Horizon Active Income Fund	Horizon Active Risk Assist® Fund
INVESTMENT INCOME:
Dividend income	$15,320,419	$12,800,655	$23,905,705
Less: Dividend withholding taxes	(4,672)	—	(6,189)
Less: Issuance fees	(1,552)	—	(2,703)
Other income	—	37	—
Total investment income	15,314,195	12,800,692	23,896,813

EXPENSES:
Investment advisory fee	7,680,639	1,968,181	13,302,030
Distribution expenses - Advisor Class	2,274	667	2,692
Fund administration and accounting fees	268,063	109,266	437,364
Audit fees	23,166	22,180	22,887
Transfer agent fees	206,759	69,651	139,225
Legal fees	90,437	30,101	165,183
Reports to shareholders	43,472	15,873	39,151
Compliance fees	40,957	14,664	70,967
Custodian fees	35,298	10,086	59,361
Federal and state registration fees	98,985	76,246	123,523
Trustees’ fees	70,578	21,787	116,686
Interest expense	46,301	1,168	10,060
Shareholder service costs - Investor Class	736,319	252,908	1,333,797
Other expenses and fees	26,755	8,734	34,851
Total expenses	9,370,003	2,601,512	15,857,777
Security lending credit	(231,627)	(181,100)	(147,643)
Net expenses	9,138,376	2,420,412	15,710,134
NET INVESTMENT INCOME	6,175,819	10,380,280	8,186,679

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	26,753,250	(2,899,424)	73,817,995
Written option contracts expired or closed	4,398,368	—	(4,454,429)
Distributions received from other investment companies	—	6	—
Net realized gain (loss)	31,151,618	(2,899,418)	69,363,566
Net change in unrealized appreciation (depreciation) on:
Investments	40,827,135	2,491,272	47,146,837
Written option contracts	(55,372)	—	3,069,195
Net change in unrealized appreciation (depreciation)	40,771,763	2,491,272	50,216,032
Net realized and unrealized gain (loss)	71,923,381	(408,146)	119,579,598
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$78,099,200	$9,972,134	$127,766,277

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF OPERATIONS (Continued) For the Year Ended November 30, 2025

	Horizon Defensive Core Fund	Horizon Defined Risk Fund	Horizon Equity Premium Income Fund	Horizon Multi- Factor Small/ Mid Cap Fund	Horizon Multi- Factor U.S. Equity Fund
INVESTMENT INCOME:
Dividend income	$5,974,494	$9,910,708	$2,153,482	$7,119,672	$8,998,167
Less: Issuance fees	(115)	(116)	(32)	—	(61)
Less: Dividend withholding taxes	(5,666)	(2,284)	—	(8,092)	(2,704)
Total investment income	5,968,713	9,908,308	2,153,450	7,111,580	8,995,402

EXPENSES:
Investment advisory fee	3,194,366	6,236,832	965,068	3,522,703	5,076,397
Distribution expenses - Investor Class	419,058	765,250	126,552	437,281	625,443
Distribution expenses - Advisor Class	126,754	35,885	5,311	7,642	22,766
Fund administration and accounting fees	194,997	291,743	89,829	181,674	240,208
Federal and state registration fees	107,084	128,069	57,435	176,980	133,939
Custodian fees	68,189	130,219	29,479	140,935	56,313
Transfer agent fees	66,105	81,331	37,347	53,483	74,473
Legal fees	59,531	96,719	14,638	53,658	80,400
Trustees’ fees	41,481	65,831	11,125	34,913	54,533
Reports to shareholders	39,880	69,280	22,502	57,987	56,549
Compliance fees	25,762	42,110	8,012	25,236	35,044
Audit fees	22,244	20,521	22,410	23,932	22,234
Interest expense	5,016	4,736	4,921	3,347	4,810
Other expenses and fees	14,615	18,550	3,759	12,617	18,448
Total expenses	4,385,082	7,987,076	1,398,388	4,732,388	6,501,557
Expense reimbursement by Adviser	—	—	(485)	(18,292)	—
Expense recoupment by Adviser	—	140,601	2,973	93,985	—
Security lending credit	—	(1,013)	(23)	(465)	(80)
Net expenses	4,385,082	8,126,664	1,400,853	4,807,616	6,501,477
NET INVESTMENT INCOME	1,583,631	1,781,644	752,597	2,303,964	2,493,925

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	74,003,525	22,665,147	3,974,227	(4,705,038)	49,565,814
Written option contracts expired or closed	—	580,536	(432,366)	—	—
Net realized gain (loss)	74,003,525	23,245,683	3,541,861	(4,705,038)	49,565,814
Net change in unrealized appreciation (depreciation) on:
Investments	(43,424,309)	49,234,178	14,067,966	25,646,840	14,891,424
Written option contracts	—	2,156,170	102,627	—	—
Net change in unrealized appreciation (depreciation)	(43,424,309)	51,390,348	14,170,593	25,646,840	14,891,424
Net realized and unrealized gain (loss)	30,579,216	74,636,031	17,712,454	20,941,802	64,457,238
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,162,847	$76,417,675	$18,465,051	$23,245,766	$66,951,163

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF OPERATIONS (Continued) For the Year Ended November 30, 2025

Horizon Tactical Fixed Income Fund
INVESTMENT INCOME:
Dividend income	$11,571,427
Total investment income	11,571,427

EXPENSES:
Investment advisory fee	1,173,307
Distribution expenses - Investor Class	187,360
Distribution expenses - Advisor Class	20,477
Fund administration and accounting fees	85,451
Federal and state registration fees	83,196
Transfer agent fees	55,352
Legal fees	29,139
Audit fees	22,385
Trustees’ fees	17,911
Reports to shareholders	16,737
Compliance fees	11,120
Custodian fees	8,449
Interest expense	5,429
Other expenses and fees	13,588
Total expenses	1,729,901
Security lending credit	(129,177)
Net expenses	1,600,724
NET INVESTMENT INCOME	9,970,703

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(10,210,259)
Net realized gain (loss)	(10,210,259)
Net change in unrealized appreciation (depreciation) on:
Investments	(872,071)
Net change in unrealized appreciation (depreciation)	(872,071)
Net realized and unrealized gain (loss)	(11,082,330)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,111,627)

See accompanying notes to financial statements.

Centre American Select Equity Fund

Statements of Changes in Net Assets

	Period ended November 30, 2025	Year ended September 30, 2025	Year ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$483,093	$4,088,388	$3,030,760
Net realized gain (loss)	2,265,809	80,862,758	41,908,292
Net change in unrealized appreciation (depreciation)	7,192,240	(68,781,457)	41,678,496
Net increase (decrease) in net assets from operations	9,941,142	16,169,689	86,617,548

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Advisor Class (a)	—	(21,186,709)	(5,126,535)
From earnings - Investor Class (b)	—	(21,977,956)	(4,505,366)
Total distributions to shareholders	—	(43,164,665)	(9,631,901)

CAPITAL TRANSACTIONS: (a)(b)
Shares sold - Advisor Class	136,102	5,564,160	14,418,918
Shares issued from reinvestment of distributions - Advisor Class	—	20,788,015	4,900,829
Shares redeemed - Advisor Class	(4,511,024)	(61,508,183)	(53,255,305)
Shares redeemed in exchange for Investor Class Shares	—	(638,973)	—
Redemption fees - Advisor Class	—	3,761	8,303
Shares sold - Investor Class	4,075,764	31,781,214	76,702,160
Shares issued in exchange for Advisor Class Shares	—	638,973	—
Shares issued from reinvestment of distributions - Investor Class	—	20,718,522	4,204,322
Shares redeemed - Investor Class	(12,805,749)	(109,541,345)	(83,985,615)
Redemption fees - Investor Class	—	4,040	6,864
Net increase (decrease) in net assets from capital transactions	(13,104,907)	(92,189,816)	(36,999,524)

NET INCREASE (DECREASE) IN NET ASSETS	(3,163,765)	(119,184,792)	39,986,123

NET ASSETS:
Beginning of the period	300,694,275	419,879,067	379,892,944
End of the period	$297,530,510	$300,694,275	$419,879,067

SHARES TRANSACTIONS (a)(b)
Shares sold - Advisor Class	8,121	343,975	904,354
Shares issued from reinvestment of distributions - Advisor Class	—	1,354,268	326,070
Shares redeemed - Advisor Class	(269,988)	(3,868,747)	(3,477,708)
Shares redeemed in exchange for Investor Class Shares	—	(41,578)	—
Shares sold - Investor Class	236,617	1,906,846	4,778,669
Shares issued in exchange for Advisor Class Shares	—	38,199	—
Shares issued from reinvestment of distributions - Investor Class	—	1,302,232	271,422
Shares redeemed - Investor Class	(741,676)	(7,004,210)	(5,262,497)
Total increase (decrease) in shares outstanding	(766,926)	(5,969,015)	(2,459,690)

(a)	Following the Reorganization on April 17, 2025, the Predecessor Fund’s Investor Class Shares were renamed to the Fund’s Advisor Class Shares.
(b)	Following the Reorganization on April 17, 2025, the Predecessor Fund’s Institutional Class Shares were renamed to the Fund’s Investor Class Shares.

See accompanying notes to financial statements.

Centre Global Infrastructure Fund STATEMENTS OF CHANGES IN NET ASSETS

	Period ended November 30, 2025	Year ended September 30, 2025	Year ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$275,434	$1,042,468	$758,184
Net realized gain (loss)	(189,304)	56,696	545,520
Net change in unrealized appreciation (depreciation)	(555,785)	7,012,130	7,234,622
Net increase (decrease) in net assets from operations	(469,655)	8,111,294	8,538,326

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Advisor Class (a)	(84,377)	(621,326)	(610,559)
From earnings - Investor Class (b)	(186,152)	(466,837)	(111,731)
Total distributions to shareholders	(270,529)	(1,088,163)	(722,290)

CAPITAL TRANSACTIONS: (a)(b)
Shares sold - Advisor Class	149,073	972,892	192,650
Shares issued from reinvestment of distributions - Advisor Class	70,760	514,531	481,992
Shares redeemed - Advisor Class	(744,757)	(3,089,134)	(4,915,739)
Shares redeemed in exchange for Investor Class Shares	—	(107,623)	—
Redemption fees - Advisor Class	—	1,014	—
Shares sold - Investor Class	5,008,753	53,024,830	409,278
Shares issued in exchange for Advisor Class Shares	—	107,623	—
Shares issued from reinvestment of distributions - Investor Class	185,105	459,298	104,610
Shares redeemed - Investor Class	(3,018,811)	(5,748,592)	(1,260,297)
Redemption fees - Investor Class	—	245	—
Net increase (decrease) in net assets from capital transactions	1,650,123	46,135,084	(4,987,506)

NET INCREASE (DECREASE) IN NET ASSETS	909,939	53,158,215	2,828,530

NET ASSETS:
Beginning of the period	83,747,166	30,588,951	27,760,421
End of the period	$84,657,105	$83,747,166	$30,588,951

SHARES TRANSACTIONS (a)(b)
Shares sold - Advisor Class	11,016	77,543	17,628
Shares issued from reinvestment of distributions - Advisor Class	5,233	41,164	46,426
Shares redeemed - Advisor Class	(54,527)	(246,070)	(479,086)
Shares redeemed in exchange for Investor Class Shares	—	(8,051)	—
Shares sold - Investor Class	369,452	4,124,875	40,107
Shares issued in exchange for Advisor Class Shares	—	8,068	—
Shares issued from reinvestment of distributions - Investor Class	13,718	35,776	10,072
Shares redeemed - Investor Class	(223,830)	(442,127)	(121,960)
Total increase (decrease) in shares outstanding	121,062	3,591,178	(486,813)

(a)	Following the Reorganization on April 17, 2025, the Predecessor Fund’s Investor Class Shares were renamed to the Fund’s Advisor Class Shares.
(b)	Following the Reorganization on April 17, 2025, the Predecessor Fund’s Institutional Class Shares were renamed to the Fund’s Investor Class Shares.

See accompanying notes to financial statements.

Horizon Funds

Statements of Changes in Net Assets

	Horizon Active Asset Allocation Fund		Horizon Active Income Fund
	For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2025	For the Year Ended November 30, 2024
OPERATIONS:
Net investment income (loss)	$6,175,819	$6,909,047	$10,380,280	$9,273,784
Net realized gain (loss)	31,151,618	186,296,979	(2,899,418)	(6,030,701)
Net change in unrealized appreciation (depreciation)	40,771,763	13,012,698	2,491,272	14,074,654
Net increase (decrease) in net assets from operations	78,099,200	206,218,724	9,972,134	17,317,737

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Advisor Class	(192,918)	(12,047)	(13,618)	(19,378)
From earnings - Institutional Class	(6,290,316)	(275,154)	(102,065)	(73,007)
From earnings - Investor Class	(128,368,772)	(7,200,339)	(9,850,548)	(9,375,498)
Total distributions to shareholders	(134,852,006)	(7,487,540)	(9,966,231)	(9,467,883)

CAPITAL TRANSACTIONS:
Shares sold - Advisor Class	21,846	509,048	25,051	490,219
Shares issued from reinvestment of distributions - Advisor Class	144,427	7,230	13,613	14,849
Shares redeemed - Advisor Class	(668,485)	(1,380,629)	(350,872)	(674,178)
Shares sold - Institutional Class	6,574,078	9,632,964	160,755	1,185,668
Shares issued from reinvestment of distributions - Institutional Class	6,287,069	274,852	102,065	73,007
Shares redeemed - Institutional Class	(10,785,770)	(5,223,717)	(576,180)	(431,936)
Shares sold - Investor Class	160,348,202	225,717,272	101,573,371	53,358,313
Shares issued from reinvestment of distributions - Investor Class	121,801,059	6,993,420	9,642,377	9,213,903
Shares redeemed - Investor Class	(390,226,353)	(433,669,385)	(67,540,645)	(81,445,742)
Net increase (decrease) in net assets from capital transactions	(106,503,927)	(197,138,945)	43,049,535	(18,215,897)

NET INCREASE (DECREASE) IN NET ASSETS	(163,256,733)	1,592,239	43,055,438	(10,366,043)

NET ASSETS:
Beginning of the year	906,616,788	905,024,549	237,589,110	247,955,153
End of the year	$743,360,055	$906,616,788	$280,644,548	$237,589,110

SHARES TRANSACTIONS
Shares sold - Advisor Class	1,680	36,086	3,039	60,411
Shares issued from reinvestment of distributions - Advisor Class	10,975	524	1,694	1,814
Shares redeemed - Advisor Class	(49,201)	(95,915)	(43,175)	(81,540)
Shares sold - Institutional Class	469,122	646,179	20,009	144,358
Shares issued from reinvestment of distributions - Institutional Class	473,781	19,759	12,884	9,023
Shares redeemed - Institutional Class	(784,655)	(344,495)	(71,476)	(52,936)
Shares sold - Investor Class	11,626,260	15,223,256	12,624,618	6,556,398
Shares issued from reinvestment of distributions - Investor Class	9,213,393	504,575	1,211,751	1,134,256
Shares redeemed - Investor Class	(28,162,148)	(28,180,329)	(8,372,161)	(9,921,423)
Total increase (decrease) in shares outstanding	(7,200,793)	(12,190,360)	5,387,183	(2,149,639)

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Horizon Active Risk Assist® Fund		Horizon Defensive Core Fund
	For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2025	For the Year Ended November 30, 2024
OPERATIONS:
Net investment income (loss)	$8,186,679	$6,296,735	$1,583,631	$1,113,781
Net realized gain (loss)	69,363,566	193,556,262	74,003,525	5,311,971
Net change in unrealized appreciation (depreciation)	50,216,032	88,300,936	(43,424,309)	86,019,925
Net increase (decrease) in net assets from operations	127,766,277	288,153,933	32,162,847	92,445,677

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Advisor Class	(125,157)	(8,290)	(73,818)	(229,487)
From earnings - Institutional Class	(781,418)	(308,627)	—	—
From earnings - Investor Class	(123,509,334)	(10,144,000)	(1,151,819)	(1,193,042)
Total distributions to shareholders	(124,415,909)	(10,460,917)	(1,225,637)	(1,422,529)

CAPITAL TRANSACTIONS:
Shares sold - Advisor Class	113,291	406,846	13,233,388	15,458,117
Shares issued from reinvestment of distributions - Advisor Class	94,423	4,987	71,281	225,515
Shares redeemed - Advisor Class	(804,545)	(720,865)	(31,339,011)	(16,667,180)
Shares sold - Institutional Class	1,347,038	3,492,008	—	—
Shares issued from reinvestment of distributions - Institutional Class	779,452	308,397	—	—
Shares redeemed - Institutional Class	(2,102,352)	(31,925,713)	—	—
Shares sold - Investor Class	302,729,729	283,402,653	164,198,145	200,270,247
Shares issued from reinvestment of distributions - Investor Class	121,082,391	10,030,004	1,150,129	1,189,464
Shares redeemed - Investor Class	(394,720,952)	(354,356,811)	(153,439,909)	(62,545,077)
Net increase (decrease) in net assets from capital transactions	28,518,475	(89,358,494)	(6,125,977)	137,931,086

NET INCREASE (DECREASE) IN NET ASSETS	31,868,843	188,334,522	24,811,233	228,954,234

NET ASSETS:
Beginning of the year	1,380,428,065	1,192,093,543	467,113,155	238,158,921
End of the year	$1,412,296,908	$1,380,428,065	$491,924,388	$467,113,155

SHARES TRANSACTIONS
Shares sold - Advisor Class	4,609	16,173	302,956	381,544
Shares issued from reinvestment of distributions - Advisor Class	3,944	215	1,608	6,250
Shares redeemed - Advisor Class	(32,892)	(29,023)	(717,835)	(410,240)
Shares sold - Institutional Class	53,052	142,097	—	—
Shares issued from reinvestment of distributions - Institutional Class	32,369	13,282	—	—
Shares redeemed - Institutional Class	(81,432)	(1,304,590)	—	—
Shares sold - Investor Class	12,244,515	11,228,946	3,788,116	4,892,983
Shares issued from reinvestment of distributions - Investor Class	5,045,100	432,701	25,863	32,858
Shares redeemed - Investor Class	(15,705,562)	(14,167,655)	(3,468,788)	(1,534,357)
Total increase (decrease) in shares outstanding	1,563,703	(3,667,854)	(68,080)	3,369,038

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Horizon Defined Risk Fund		Horizon Equity Premium Income Fund
	For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2025	For the Year Ended November 30, 2024
OPERATIONS:
Net investment income (loss)	$1,781,644	$419,751	$752,597	$535,334
Net realized gain (loss)	23,245,683	(44,400,412)	3,541,861	2,054,334
Net change in unrealized appreciation (depreciation)	51,390,348	147,370,616	14,170,593	26,014,790
Net increase (decrease) in net assets from operations	76,417,675	103,389,955	18,465,051	28,604,458

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Advisor Class	(3,213)	(16,068)	(14,896)	(25,869)
From return of capital - Advisor Class	—	—	(144,834)	(70,453)
From earnings - Investor Class	(631,762)	(1,033,525)	(737,701)	(872,994)
From return of capital - Investor Class	—	—	(7,172,467)	(2,552,119)
Total distributions to shareholders	(634,975)	(1,049,593)	(8,069,898)	(3,521,435)

CAPITAL TRANSACTIONS:
Shares sold - Advisor Class	2,545,685	5,105,659	528,533	507,891
Shares issued from reinvestment of distributions - Advisor Class	3,155	15,796	159,715	95,509
Shares redeemed - Advisor Class	(6,539,724)	(11,193,950)	(1,969,212)	(1,573,420)
Shares sold - Investor Class	318,548,877	201,641,669	45,552,714	27,015,783
Shares issued from reinvestment of distributions - Investor Class	630,084	1,030,080	7,903,521	3,425,001
Shares redeemed - Investor Class	(158,792,687)	(117,926,837)	(41,372,555)	(26,402,915)
Net increase (decrease) in net assets from capital transactions	156,395,390	78,672,417	10,802,716	3,067,849

NET INCREASE (DECREASE) IN NET ASSETS	232,178,090	181,012,779	21,197,869	28,150,872

NET ASSETS:
Beginning of the year	689,972,110	508,959,331	123,916,189	95,765,317
End of the year	$922,150,200	$689,972,110	$145,114,058	$123,916,189

SHARES TRANSACTIONS
Shares sold - Advisor Class	32,509	71,557	7,283	7,383
Shares issued from reinvestment of distributions - Advisor Class	41	236	2,273	1,453
Shares redeemed - Advisor Class	(83,205)	(153,491)	(26,975)	(23,916)
Shares sold - Investor Class	3,985,081	2,820,414	621,095	393,608
Shares issued from reinvestment of distributions - Investor Class	8,183	15,395	112,804	52,051
Shares redeemed - Investor Class	(1,999,037)	(1,647,687)	(571,690)	(390,049)
Total increase (decrease) in shares outstanding	1,943,572	1,106,424	144,790	40,530

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Horizon Multi-Factor Small/ Mid Cap Fund		Horizon Multi-Factor U.S. Equity Fund
	For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2025	For the Year Ended November 30, 2024
OPERATIONS:
Net investment income (loss)	$2,303,964	$244,967	$2,493,925	$1,723,289
Net realized gain (loss)	(4,705,038)	4,662,566	49,565,814	50,590,013
Net change in unrealized appreciation (depreciation)	25,646,840	18,226,264	14,891,424	45,482,540
Net increase (decrease) in net assets from operations	23,245,766	23,133,797	66,951,163	97,795,842

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Advisor Class	(58,523)	(3,296)	(786,434)	(210,698)
From earnings - Investor Class	(4,757,824)	(100,238)	(45,246,842)	(7,458,860)
Total distributions to shareholders	(4,816,347)	(103,534)	(46,033,276)	(7,669,558)

CAPITAL TRANSACTIONS:
Shares sold - Advisor Class	531,393	3,055,435	2,705,844	4,123,266
Shares issued from reinvestment of distributions - Advisor Class	58,400	3,296	780,311	209,590
Shares redeemed - Advisor Class	(794,915)	(653,261)	(6,440,141)	(3,300,934)
Shares sold - Investor Class	416,691,311	228,109,162	265,664,202	345,675,096
Shares issued from reinvestment of distributions - Investor Class	4,756,574	100,237	45,236,126	7,457,396
Shares redeemed - Investor Class	(95,717,419)	(11,273,795)	(196,892,956)	(114,456,343)
Net increase (decrease) in net assets from capital transactions	325,525,344	219,341,074	111,053,386	239,708,071

NET INCREASE (DECREASE) IN NET ASSETS	343,954,763	242,371,337	131,971,273	329,834,355

NET ASSETS:
Beginning of the year	255,279,744	12,908,407	598,878,346	269,043,991
End of the year	$599,234,507	$255,279,744	$730,849,619	$598,878,346

SHARES TRANSACTIONS
Shares sold - Advisor Class	14,334	88,111	86,116	132,622
Shares issued from reinvestment of distributions - Advisor Class	1,603	108	25,795	7,561
Shares redeemed - Advisor Class	(21,773)	(18,658)	(202,522)	(102,477)
Shares sold - Investor Class	11,311,200	6,115,088	8,290,081	11,002,570
Shares issued from reinvestment of distributions - Investor Class	130,353	3,271	1,497,389	269,220
Shares redeemed - Investor Class	(2,602,312)	(317,921)	(6,191,009)	(3,669,330)
Total increase (decrease) in shares outstanding	8,833,405	5,869,999	3,505,850	7,640,166

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Horizon Tactical Fixed Income Fund
	For the Year Ended November 30, 2025	For the Year Ended November 30, 2024
OPERATIONS:
Net investment income (loss)	$9,970,703	$10,185,413
Net realized gain (loss)	(10,210,259)	199,882
Net change in unrealized appreciation (depreciation)	(872,071)	1,704,208
Net increase (decrease) in net assets from operations	(1,111,627)	12,089,503

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Advisor Class	(422,519)	(338,600)
From earnings - Investor Class	(10,208,772)	(8,951,302)
Total distributions to shareholders	(10,631,291)	(9,289,902)

CAPITAL TRANSACTIONS:
Shares sold - Advisor Class	2,503,140	1,759,472
Shares issued from reinvestment of distributions - Advisor Class	421,796	338,576
Shares redeemed - Advisor Class	(3,450,727)	(2,160,424)
Shares sold - Investor Class	39,802,286	86,820,386
Shares issued from reinvestment of distributions - Investor Class	10,206,352	8,950,098
Shares redeemed - Investor Class	(91,027,135)	(37,125,171)
Net increase (decrease) in net assets from capital transactions	(41,544,288)	58,582,937

NET INCREASE (DECREASE) IN NET ASSETS	(53,287,206)	61,382,538

NET ASSETS:
Beginning of the year	227,452,598	166,070,060
End of the year	$174,165,392	$227,452,598

SHARES TRANSACTIONS
Shares sold - Advisor Class	53,912	36,577
Shares issued from reinvestment of distributions - Advisor Class	9,136	7,013
Shares redeemed - Advisor Class	(74,342)	(44,507)
Shares sold - Investor Class	852,445	1,782,214
Shares issued from reinvestment of distributions - Investor Class	220,469	185,534
Shares redeemed - Investor Class	(1,975,019)	(769,167)
Total increase (decrease) in shares outstanding	(913,399)	1,197,664

See accompanying notes to financial statements.

Centre American Select Equity Fund

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Advisor Class (f)
	Period ended November 30,		Year ended September 30,
	2025(g)		2025(h)		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$16.80		$17.53		$14.40	$12.84	$14.73	$11.88

INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.17		0.10	0.06	0.11	0.02
Net realized and unrealized gain (loss) on investments (b)	0.55		1.00		3.42	1.67	0.27	3.40
Total from investment operations	0.58		1.17		3.52	1.73	0.38	3.42

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.19)		(0.17)	(0.05)	(0.14)	(0.11)
Net realized gains	—		(1.71)		(0.22)	(0.13)	(2.15)	(0.46)
Total distributions	—		(1.90)		(0.39)	(0.18)	(2.29)	(0.57)
Redemption fee per share	—		0.00	(c)	0.00 (c)	0.01	0.02	0.00 (c)
Net asset value, end of year	$17.38		$16.80		$17.53	$14.40	$12.84	$14.73

TOTAL RETURN	3.45	%(k)	7.71%		24.88%	13.70%	1.23%	29.60%

SUPPLEMENTAL DATA AND RATIOS: (d)
Net assets, end of year (in thousands)	$171,120		$169,761		$215,959	$209,752	$243,353	$138,985
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	1.12	%(j)	1.26%		1.34%	1.36%	1.46%	1.44%
After expense reimbursement/recoupment and securities lending credit including interest expense	1.12	%(j)	1.26	%(i)	1.34%	1.36%	1.46%	1.46%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.00	%(e)(j)	—%		—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	0.93	%(j)	1.08%		0.63%	0.43%	0.78%	0.17%
Portfolio turnover rate	29	%(k)	162%		81%	93%	138%	86%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.

(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(e)	Amount represents less than 0.005%.

(f)	Following the Reorganization on April 17, 2025, the Predecessor Fund’s Investor Class Shares were renamed to the Fund’s Advisor Class Shares.

(g)	The Fund changed its fiscal year end from September 30 to November 30 as a result of the April 17, 2025 Reorganization.

(h)	For periods prior to April 17, 2025, the financial and return data is of the Investor Class Shares of the Predecessor Fund, Centre American Select Equity Fund.

(i)	Effective April 17, 2025, the net expense limitation changed from 1.10% to 0.95%, excluding, among other fees and expenses, 12b-1 fees.

(j)	Annualized.

(k)	Not Annualized.

See accompanying notes to financial statements.

Centre American Select Equity Fund

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class(f)
	Period ended November 30,		Year ended September 30,
	2025(g)		2025(h)	2024		2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$17.44		$18.10	$14.82		$13.18	$15.01	$12.06

INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.21	0.16		0.12	0.18	0.09
Net realized and unrealized gain (loss) on investments (b)	0.58		1.05	3.52		1.72	0.30	3.45
Total from investment operations	0.61		1.26	3.68		1.84	0.48	3.54

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.21)	(0.18)		(0.07)	(0.16)	(0.13)
Net realized gains	—		(1.71)	(0.22)		(0.13)	(2.15)	(0.46)
Total distributions	—		(1.92)	(0.40)		(0.20)	(2.31)	(0.59)
Redemption fee per share	—		0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of year	$18.05		$17.44	$18.10		$14.82	$13.18	$15.01

TOTAL RETURN	3.50	%(k)	7.96%	25.28%		14.11%	1.78%	30.18%

SUPPLEMENTAL DATA AND RATIOS: (d)
Net assets, end of year (in thousands)	$126,411		$130,933	$203,920		$170,141	$99,153	$15,861
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	0.97	%(j)	1.04%	1.08%		1.08%	1.05%	1.16%
After expense reimbursement/recoupment and securities lending credit including interest expense	0.97	%(j)	1.02%	1.03	%(i)	0.98%	0.98%	0.98%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.00	%(e)(j)	—%	—%		—%	—%	—%
Ratio of net investment income (loss) to average net assets	1.06	%(j)	1.27%	0.95%		0.81%	1.24%	0.65%
Portfolio turnover rate	29	%(k)	162%	81%		93%	138%	86%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.

(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(e)	Amount represents less than 0.005%.

(f)	Following the Reorganization on April 17, 2025, the Predecessor Fund’s Investor Class Shares were renamed to the Fund’s Advisor Class Shares.

(g)	The Fund changed its fiscal year end from September 30 to November 30 as a result of the April 17, 2025 Reorganization.

(h)	For periods prior to April 17, 2025, the financial and return data is of the Institutional Class Shares of the Predecessor Fund, Centre American Select Equity Fund.

(i)	Effective January 30, 2024, the net expense limitation changed from 0.90% to 0.95%, excluding, among other fees and expenses, 12b-1 fees and shareholder service fees.

(j)	Annualized.

(k)	Not Annualized.

See accompanying notes to financial statements.

Centre Global Infrastructure Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Advisor Class(d)
	Period ended November 30,		Year ended September 30,
	2025(e)		2025(f)		2024	2023	2022		2021
PER SHARE DATA:
Net asset value, beginning of year	$13.70		$12.10		$9.20	$8.84	$10.14		$8.76

INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.26		0.27	0.19	0.19		0.18
Net realized and unrealized gain (loss) on investments (b)	(0.12)		1.63		2.89	0.33	(1.25)		1.39
Total from investment operations	(0.08)		1.89		3.16	0.52	(1.06)		1.57

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)		(0.29)		(0.26)	(0.16)	(0.24)		(0.19)
Return of capital	—		—		—	—	(0.00	)(c)	—
Total distributions	(0.04)		(0.29)		(0.26)	(0.16)	(0.24)		(0.19)
Redemption fee per share	—		0.00	(c)	—	—	0.00	(c)	0.00 (c)
Net asset value, end of year	$13.58		$13.70		$12.10	$9.20	$8.84		$10.14

TOTAL RETURN	-0.57	%(i)	15.88%		34.80%	5.85%	-10.77%		18.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$27,731		$28,499		$26,798	$24,208	$27,275		$34,594
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	1.39	%(h)	1.60%		1.84%	1.76%	1.75%		1.74%
After expense reimbursement/recoupment and securities lending credit including interest expense	1.30	%(h)	1.44	%(g)	1.57%	1.57%	1.57%		1.50%
Ratio of net investment income (loss) to average net assets	1.86	%(h)	2.07%		2.61%	1.98%	1.89%		1.79%
Portfolio turnover rate	8	%(i)	16%		10%	18%	39%		25%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than 0.005%.

(d)	Following the Reorganization on April 17, 2025, the Predecessor Fund’s Investor Class Shares were renamed to the Fund’s Advisor Class Shares.

(e)	The Fund changed its fiscal year end from September 30 to November 30 as a result of the April 17, 2025 Reorganization.

(f)	For periods prior to April 17, 2025, the financial and return data is of the Investor Class Shares of the Predecessor Fund, Centre Global Infrastructure Fund.

(g)	Effective April 17, 2025, the net expense limitation changed from 1.25% to 1.05%, excluding, among other fees and expenses, 12b-1 fees.

(h)	Annualized.

(i)	Not Annualized.

See accompanying notes to financial statements.

Centre Global Infrastructure Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class(d)
	Period ended November 30,		Year ended September 30,
	2025(e)		2025(f)		2024	2023	2022		2021
PER SHARE DATA:
Net asset value, beginning of year	$13.67		$12.07		$9.21	$8.84	$10.15		$8.77

INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.30		0.31	0.23	0.23		0.21
Net realized and unrealized gain (loss) on investments (b)	(0.13)		1.62		2.88	0.34	(1.26)		1.40
Total from investment operations	(0.08)		1.92		3.19	0.57	(1.03)		1.61

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)		(0.32)		(0.33)	(0.20)	(0.28)		(0.23)
Return of capital	—		—		—	—	(0.00	)(c)	—
Total distributions	(0.04)		(0.32)		(0.33)	(0.20)	(0.28)		(0.23)
Redemption fee per share	—		0.00	(c)	—	0.00 (c)	0.00	(c)	0.00 (c)
Net asset value, end of year	$13.55		$13.67		$12.07	$9.21	$8.84		$10.15

TOTAL RETURN	-0.55	%(i)	16.22%		35.21%	6.38%	-10.51%		18.35%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$56,926		$55,248		$3,791	$3,553	$4,484		$5,932
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	1.24	%(h)	1.34%		1.57%	1.48%	1.51%		1.51%
After expense reimbursement/recoupment and securities lending credit including interest expense	1.15	%(h)	1.16	%(g)	1.18%	1.18%	1.18%		1.20%
Ratio of net investment income (loss) to average net assets	2.02	%(h)	2.34%		2.99%	2.36%	2.28%		2.10%
Portfolio turnover rate	8	%(i)	16%		10%	18%	39%		25%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than 0.005%.

(d)	Following the Reorganization on April 17, 2025, the Predecessor Fund’s Institutional Class Shares were renamed to the Fund’s Investor Class Shares.

(e)	The Fund changed its fiscal year end from September 30 to November 30 as a result of the April 17, 2025 Reorganization.

(f)	For periods prior to April 17, 2025, the financial and return data is of the Institutional Class Shares of the Predecessor Fund, Centre Global Infrastructure Fund.

(g)	Effective April 17, 2025, the net expense limitation changed from 1.10% to 1.05%, excluding, among other fees and expenses, 12b-1 fees.

(h)	Annualized.

(i)	Not Annualized.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Advisor Class
	Year ended November 30,
	2025	2024	2023		2022		2021
PER SHARE DATA:
Net asset value, beginning of year	$16.14	$13.22	$12.64		$16.10		$14.01

INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.10	0.05		0.14		0.03
Net realized and unrealized gain (loss) on investments (b)	1.36	2.91	0.62		(1.42)		2.95
Total from investment operations	1.46	3.01	0.67		(1.28)		2.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.09)	(0.09)		(0.09)		(0.04)
Net realized gains	(2.34)	—	—		(2.09)		(0.85)
Total distributions	(2.43)	(0.09)	(0.09)		(2.18)		(0.89)
Net asset value, end of year	$15.17	$16.14	$13.22		$12.64		$16.10

TOTAL RETURN	11.30%	22.86%	5.44%		-9.76%		22.43%

SUPPLEMENTAL DATA AND RATIOS: (d)
Net assets, end of year (in thousands)	$735	$1,371	$1,907		$2,126		$3,893
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	1.37%	1.36%	1.42%		1.36%		1.38%
After expense reimbursement/recoupment and securities lending credit including interest expense	1.34%	1.33%	1.38%		1.28%		1.29%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.01%	0.01%	0.00	%(c)	0.00	%(c)	0.00	%(c)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	1.33%	1.32%	1.38%		1.28%		1.29%
Ratio of net investment income (loss) to average net assets	0.74%	0.69%	0.46%		1.11%		0.21%
Portfolio turnover rate	90%	198%	247%		139%		142%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.

(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Institutional Class
	Year ended November 30,
	2025	2024	2023		2022		2021
PER SHARE DATA:
Net asset value, beginning of year	$16.29	$13.35	$12.76		$16.23		$14.11

INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.11	0.09		0.14		0.08
Net realized and unrealized gain (loss) on investments (b)	1.38	2.95	0.64		(1.40)		2.97
Total from investment operations	1.50	3.06	0.73		(1.26)		3.05

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.12)	(0.14)		(0.12)		(0.08)
Net realized gains	(2.34)	—	—		(2.09)		(0.85)
Total distributions	(2.46)	(0.12)	(0.14)		(2.21)		(0.93)
Net asset value, end of year	$15.33	$16.29	$13.35		$12.76		$16.23

TOTAL RETURN	11.56%	23.08%	5.86%		-9.57%		22.82%

SUPPLEMENTAL DATA AND RATIOS: (c)
Net assets, end of year (in thousands)	$42,069	$42,108	$30,215		$25,595		$8,894
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	1.11%	1.12%	1.12%		1.11%		1.13%
After expense reimbursement/recoupment and securities lending credit including interest expense	1.08%	1.09%	1.08%		1.04%		1.05%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.01%	0.01%	0.00	%(d)	0.00	%(d)	0.00	%(d)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	1.07%	1.08%	1.08%		1.04%		1.05%
Ratio of net investment income (loss) to average net assets	0.85%	0.71%	0.71%		1.10%		0.47%
Portfolio turnover rate	90%	198%	247%		139%		142%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(d)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	Year ended November 30,
	2025	2024	2023		2022		2021
PER SHARE DATA:
Net asset value, beginning of year	$16.22	$13.29	$12.71		$16.17		$14.07

INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.10	0.08		0.15		0.06
Net realized and unrealized gain (loss) on investments (b)	1.38	2.94	0.63		(1.42)		2.96
Total from investment operations	1.49	3.04	0.71		(1.27)		3.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.11)	(0.13)		(0.10)		(0.07)
Net realized gains	(2.34)	—	—		(2.09)		(0.85)
Total distributions	(2.45)	(0.11)	(0.13)		(2.19)		(0.92)
Net asset value, end of year	$15.26	$16.22	$13.29		$12.71		$16.17

TOTAL RETURN	11.46%	23.00%	5.69%		-9.63%		22.63%

SUPPLEMENTAL DATA AND RATIOS: (c)
Net assets, end of year (in thousands)	$700,557	$863,138	$872,904		$761,418		$729,517
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	1.21%	1.21%	1.22%		1.21%		1.23%
After expense reimbursement/recoupment and securities lending credit including interest expense	1.18%	1.19%	1.18%		1.14%		1.14%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.01%	0.01%	0.00	%(d)	0.00	%(d)	0.00	%(d)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	1.17%	1.18%	1.18%		1.14%		1.14%
Ratio of net investment income (loss) to average net assets	0.79%	0.67%	0.62%		1.15%		0.35%
Portfolio turnover rate	90%	198%	247%		139%		142%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(d)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Advisor Class
	Year ended November 30,
	2025		2024		2023		2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$8.34		$8.09		$8.29		$9.77	$9.95

INVESTMENT OPERATIONS:
Net investment income(a)	0.35		0.33		0.24		0.12	0.18
Net realized and unrealized gain (loss) on investments (b)	(0.08)		0.25		(0.22)		(1.49)	(0.18)
Total from investment operations	0.27		0.58		0.02		(1.37)	—

LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)		(0.33)		(0.22)		(0.11)	(0.18)
Total distributions	(0.31)		(0.33)		(0.22)		(0.11)	(0.18)
Net asset value, end of year	$8.30		$8.34		$8.09		$8.29	$9.77

TOTAL RETURN	3.39%		7.31%		0.26%		-14.12%	-0.05%

SUPPLEMENTAL DATA AND RATIOS: (c)
Net assets, end of year (in thousands)	$213		$535		$675		$1,960	$4,391
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	1.17%		1.17%		1.16%		1.14%	1.18%
After expense reimbursement/recoupment and securities lending credit including interest expense	1.09%		1.05%		1.10%		1.03%	1.10%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.00	%(d)	0.00	%(d)	0.00	%(d)	—%	0.00	%(d)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	1.09%		1.05%		1.10%		1.03%	1.10%
Ratio of net investment income (loss) to average net assets	4.31%		4.06%		3.02%		1.31%	1.82%
Portfolio turnover rate	93%		90%		175%		110%	93%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(d)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Institutional Class
	Year ended November 30,
	2025		2024		2023		2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$8.24		$8.00		$8.21		$9.68	$9.86

INVESTMENT OPERATIONS:
Net investment income(a)	0.34		0.33		0.26		0.14	0.17
Net realized and unrealized gain (loss) on investments (b)	(0.06)		0.26		(0.22)		(1.47)	(0.15)
Total from investment operations	0.28		0.59		0.04		(1.33)	0.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)		(0.35)		(0.25)		(0.14)	(0.20)
Total distributions	(0.33)		(0.35)		(0.25)		(0.14)	(0.20)
Net asset value, end of year	$8.19		$8.24		$8.00		$8.21	$9.68

TOTAL RETURN	3.61%		7.55%		0.49%		-13.90%	0.20%

SUPPLEMENTAL DATA AND RATIOS: (c)
Net assets, end of year (in thousands)	$2,273		$2,603		$1,725		$1,704	$1,840
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	0.92%		0.93%		0.91%		0.89%	0.94%
After expense reimbursement/recoupment and securities lending credit including interest expense	0.85%		0.80%		0.84%		0.79%	0.85%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.00	%(d)	0.00	%(d)	0.00	%(d)	—%	0.00	%(d)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	0.85%		0.80%		0.84%		0.79%	0.85%
Ratio of net investment income (loss) to average net assets	4.26%		4.05%		3.27%		1.57%	1.74%
Portfolio turnover rate	93%		90%		175%		110%	93%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(d)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	Year ended November 30,
	2025		2024		2023		2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$8.27		$8.03		$8.24		$9.72	$9.90

INVESTMENT OPERATIONS:
Net investment income(a)	0.33		0.33		0.26		0.13	0.19
Net realized and unrealized gain (loss) on investments (b)	(0.05)		0.25		(0.23)		(1.48)	(0.18)
Total from investment operations	0.28		0.58		0.03		(1.35)	0.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)		(0.34)		(0.24)		(0.13)	(0.19)
Total distributions	(0.32)		(0.34)		(0.24)		(0.13)	(0.19)
Net asset value, end of year	$8.23		$8.27		$8.03		$8.24	$9.72

TOTAL RETURN	3.61%		7.41%		0.38%		-14.04%	0.11%

SUPPLEMENTAL DATA AND RATIOS: (c)
Net assets, end of year (in thousands)	$278,159		$234,451		$245,555		$439,460	$432,982
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	1.02%		1.03%		1.01%		0.99%	1.03%
After expense reimbursement/recoupment and securities lending credit including interest expense	0.95%		0.91%		0.95%		0.89%	0.95%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.00	%(d)	0.00	%(d)	0.00	%(d)	—%	0.00	%(d)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	0.95%		0.91%		0.95%		0.89%	0.95%
Ratio of net investment income (loss) to average net assets	4.06%		4.06%		3.20%		1.47%	1.98%
Portfolio turnover rate	93%		90%		175%		110%	93%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(d)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Advisor Class
	Year ended November 30,
	2025		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$27.36		$21.99	$20.66	$26.08	$21.73

INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.09	0.16	0.12	0.05
Net realized and unrealized gain (loss) on investments (b)	2.09		5.40	1.27	(3.49)	4.37
Total from investment operations	2.23		5.49	1.43	(3.37)	4.42

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.12)	(0.10)	(0.15)	(0.07)
Net realized gains	(2.34)		—	—	(1.90)	—
Total distributions	(2.48)		(0.12)	(0.10)	(2.05)	(0.07)
Net asset value, end of year	$27.11		$27.36	$21.99	$20.66	$26.08

TOTAL RETURN	9.36%		25.08%	6.98%	-14.34%	20.41%

SUPPLEMENTAL DATA AND RATIOS: (c)
Net assets, end of year (in thousands)	$833		$1,507	$1,489	$4,472	$8,312
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	1.33%		1.36%	1.36%	1.34%	1.37%
After expense reimbursement/recoupment and securities lending credit including interest expense	1.32%		1.35%	1.33%	1.31%	1.31%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.00	%(d)	0.02%	0.01%	0.01%	0.00	%(d)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	1.32%		1.33%	1.32%	1.30%	1.31%
Ratio of net investment income (loss) to average net assets	0.55%		0.37%	0.75%	0.53%	0.21%
Portfolio turnover rate	172%		66%	176%	366%	108%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(d)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Institutional Class
	Year ended November 30,
	2025		2024	2023	2022		2021
PER SHARE DATA:
Net asset value, beginning of year	$27.51		$22.13	$20.76	$26.19		$21.79

INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.23	0.19	0.16		0.13
Net realized and unrealized gain (loss) on investments (b)	2.12		5.37	1.31	(3.50)		4.37
Total from investment operations	2.30		5.60	1.50	(3.34)		4.50

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.22)	(0.13)	(0.19)		(0.10)
Net realized gains	(2.34)		—	—	(1.90)		—
Total distributions	(2.48)		(0.22)	(0.13)	(2.09)		(0.10)
Net asset value, end of year	$27.33		$27.51	$22.13	$20.76		$26.19

TOTAL RETURN	9.61%		25.47%	7.27%	-14.17%		20.75%

SUPPLEMENTAL DATA AND RATIOS: (c)
Net assets, end of year (in thousands)	$8,683		$8,630	$32,378	$30,798		$34,320
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	1.08%		1.11%	1.11%	1.09%		1.12%
After expense reimbursement/recoupment and securities lending credit including interest expense	1.07%		1.11%	1.09%	1.06%		1.06%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.00	%(d)	0.02%	0.01%	0.00	%(d)	0.00	%(d)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	1.07%		1.09%	1.08%	1.06%		1.06%
Ratio of net investment income (loss) to average net assets	0.70%		0.92%	0.90%	0.70%		0.54%
Portfolio turnover rate	172%		66%	176%	366%		108%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(d)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	Year ended November 30,
	2025		2024	2023	2022		2021
PER SHARE DATA:
Net asset value, beginning of year	$27.42		$22.07	$20.71	$26.13		$21.74

INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.12	0.18	0.13		0.08
Net realized and unrealized gain (loss) on investments (b)	2.12		5.42	1.29	(3.48)		4.39
Total from investment operations	2.27		5.54	1.47	(3.35)		4.47

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.19)	(0.11)	(0.17)		(0.08)
Net realized gains	(2.34)		—	—	(1.90)		—
Total distributions	(2.48)		(0.19)	(0.11)	(2.07)		(0.08)
Net asset value, end of year	$27.21		$27.42	$22.07	$20.71		$26.13

TOTAL RETURN	9.51%		25.28%	7.13%	-14.24%		20.64%

SUPPLEMENTAL DATA AND RATIOS: (c)
Net assets, end of year (in thousands)	$1,402,781		$1,370,291	$1,158,227	$1,238,187		$1,156,627
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	1.18%		1.21%	1.21%	1.19%		1.22%
After expense reimbursement/recoupment and securities lending credit including interest expense	1.17%		1.20%	1.19%	1.17%		1.16%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.00	%(d)	0.02%	0.01%	0.00	%(d)	0.00	%(d)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	1.17%		1.18%	1.18%	1.17%		1.16%
Ratio of net investment income (loss) to average net assets	0.61%		0.48%	0.83%	0.58%		0.34%
Portfolio turnover rate	172%		66%	176%	366%		108%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(d)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Defensive Core Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Advisor Class
	Year ended November 30,
	2025		2024		2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$45.80		$34.97		$30.85	$35.95	$28.69

INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.07		0.23	0.06	0.07
Net realized and unrealized gain (loss) on investments (b)	2.72		10.93		3.99	(4.27)	7.97
Total from investment operations	2.82		11.00		4.22	(4.21)	8.04

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.17)		(0.10)	(0.05)	(0.07)
Net realized gains	—		—		—	(0.84)	(0.71)
Total distributions	(0.06)		(0.17)		(0.10)	(0.89)	(0.78)
Net asset value, end of year	$48.56		$45.80		$34.97	$30.85	$35.95

TOTAL RETURN	6.16%		31.59%		13.76%	-12.11%	28.69%

SUPPLEMENTAL DATA AND RATIOS: (c)
Net assets, end of year (in thousands)	$44,432		$60,839		$47,232	$33,632	$35,205
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	1.07%		1.07%		1.12%	1.18%	1.28%
After expense reimbursement/recoupment and securities lending credit including interest expense	1.07%		1.12%		1.13%	1.18%	1.19%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.00	%(d)	0.00	%(d)	0.01%	0.01%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	1.07%		1.12%		1.12%	1.17%	1.19%
Ratio of net investment income (loss) to average net assets	0.24%		0.18%		0.72%	0.17%	0.19%
Portfolio turnover rate	216%		9%		139%	270%	29%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(d)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Defensive Core Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	Year ended November 30,
	2025		2024		2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$46.03		$35.13		$30.99	$36.09	$28.78

INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.15		0.28	0.11	0.11
Net realized and unrealized gain (loss) on investments (b)	2.74		10.97		4.01	(4.29)	8.01
Total from investment operations	2.89		11.12		4.29	(4.18)	8.12

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.22)		(0.15)	(0.08)	(0.10)
Net realized gains	—		—		—	(0.84)	(0.71)
Total distributions	(0.13)		(0.22)		(0.15)	(0.92)	(0.81)
Net asset value, end of year	$48.79		$46.03		$35.13	$30.99	$36.09

TOTAL RETURN	6.30%		31.82%		13.95%	-11.99%	28.91%

SUPPLEMENTAL DATA AND RATIOS: (c)
Net assets, end of year (in thousands)	$447,492		$406,274		$190,927	$148,912	$120,315
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	0.92%		0.92%		0.97%	1.04%	1.09%
After expense reimbursement/recoupment and securities lending credit including interest expense	0.92%		0.95%		0.98%	1.03%	1.04%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.00	%(d)	0.00	%(d)	0.01%	0.01%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	0.92%		0.95%		0.97%	1.02%	1.04%
Ratio of net investment income (loss) to average net assets	0.35%		0.35%		0.89%	0.36%	0.32%
Portfolio turnover rate	216%		9%		139%	270%	29%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(d)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Advisor Class
	Year ended November 30,
	2025		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$77.99		$65.78	$61.11	$63.45	$56.93

INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.07		(0.07)	0.07	0.13	0.13
Net realized and unrealized gain (loss) on investments (b)	7.35		12.34	5.40	(2.39)	6.62
Total from investment operations	7.42		12.27	5.47	(2.26)	6.75

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		(0.06)	(0.07)	(0.08)	(0.23)
Net realized gains	—		—	(0.73)	—	—
Total distributions	(0.02)		(0.06)	(0.80)	(0.08)	(0.23)
Net asset value, end of year	$85.39		$77.99	$65.78	$61.11	$63.45

TOTAL RETURN	9.51%		18.66%	9.12%	-3.57%	11.90%

SUPPLEMENTAL DATA AND RATIOS: (c)
Net assets, end of year (in thousands)	$14,306		$17,017	$19,725	$12,227	$19,816
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	1.17%		1.49%	1.60%	1.26%	1.26%
After expense reimbursement/recoupment and securities lending credit including interest expense	1.19%		1.50%	1.60%	1.26%	1.20%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.00	%(d)	0.31%	0.41%	0.07%	0.01%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	1.19%		1.19%	1.19%	1.19%	1.19%
Ratio of net investment income (loss) to average net assets	0.08%		(0.09)%	0.11%	0.20%	0.21%
Portfolio turnover rate	13%		8%	3%	15%	27%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(d)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	Year ended November 30,
	2025		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$78.01		$65.77	$61.16	$63.49	$56.98

INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.06	0.16	0.26	0.22
Net realized and unrealized gain (loss) on investments (b)	7.35		12.32	5.39	(2.41)	6.62
Total from investment operations	7.54		12.38	5.55	(2.15)	6.84

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.14)	(0.21)	(0.18)	(0.33)
Net realized gains	—		—	(0.73)	—	—
Total distributions	(0.07)		(0.14)	(0.94)	(0.18)	(0.33)
Net asset value, end of year	$85.48		$78.01	$65.77	$61.16	$63.49

TOTAL RETURN	9.68%		18.85%	9.26%	-3.40%	12.06%

SUPPLEMENTAL DATA AND RATIOS: (c)
Net assets, end of year (in thousands)	$907,844		$672,955	$489,234	$359,743	$247,061
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	1.02%		1.32%	1.44%	1.12%	1.11%
After expense reimbursement/recoupment and securities lending credit including interest expense	1.04%		1.33%	1.44%	1.12%	1.05%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.00	%(d)	0.29%	0.40%	0.08%	0.01%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	1.04%		1.04%	1.04%	1.04%	1.04%
Ratio of net investment income (loss) to average net assets	0.23%		0.08%	0.25%	0.43%	0.35%
Portfolio turnover rate	13%		8%	3%	15%	27%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(d)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Advisor Class
	Year ended November 30,
	2025		2024	2023		2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$75.80		$60.07	$61.66		$63.04	$54.99

INVESTMENT OPERATIONS:
Net investment income(a)	0.30		0.23	0.97		1.09	0.95
Net realized and unrealized gain (loss) on investments (b)	10.10		17.67	(1.43)		0.06	8.04
Total from investment operations	10.40		17.90	(0.46)		1.15	8.99

LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)		(0.58)	(1.13)		(1.04)	(0.94)
Net realized gains	—		—	—		(1.49)	—
Return of capital	(4.24)		(1.59)	—		—	—
Total distributions	(4.68)		(2.17)	(1.13)		(2.53)	(0.94)
Net asset value, end of year	$81.52		$75.80	$60.07		$61.66	$63.04

TOTAL RETURN	14.85%		30.35%	-0.68%		1.73%	16.45%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,023		$3,202	$3,443		$4,834	$10,941
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	1.23%		1.42%	1.28%		1.23%	1.21%
After expense reimbursement/recoupment and securities lending credit including interest expense	1.24%		1.41%	1.29%		1.25%	1.24%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.00	%(c)	0.17%	0.05%		0.01%	0.00	%(c)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	1.24%		1.24%	1.24%		1.24%	1.24%
Ratio of net investment income (loss) to average net assets	0.41%		0.34%	1.63%		1.76%	1.52%
Portfolio turnover rate	10%		23%	4	%(d)	150%	222%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than 0.005%.

(d)

The cost of purchases and proceeds from sales of securities that were incurred by the Fund related to the Fund’s change in investment strategy are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 67% for the year ended November 30, 2023.

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	Year ended November 30,
	2025		2024	2023		2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$75.75		$60.03	$61.62		$63.02	$55.01

INVESTMENT OPERATIONS:
Net investment income(a)	0.43		0.34	1.06		1.23	1.03
Net realized and unrealized gain (loss) on investments (b)	10.09		17.65	(1.42)		0.02	8.02
Total from investment operations	10.52		17.99	(0.36)		1.25	9.05

LESS DISTRIBUTIONS FROM:
Net investment income	(0.45)		(0.58)	(1.23)		(1.16)	(1.04)
Net realized gains	—		—	—		(1.49)	—
Return of capital	(4.32)		(1.69)	—		—	—
Total distributions	(4.77)		(2.27)	(1.23)		(2.65)	(1.04)
Net asset value, end of year	$81.50		$75.75	$60.03		$61.62	$63.02

TOTAL RETURN	15.04%		30.56%	-0.51%		1.90%	16.58%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$143,091		$120,714	$92,322		$102,135	$123,269
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	1.08%		1.26%	1.13%		1.10%	1.06%
After expense reimbursement/recoupment and securities lending credit including interest expense	1.09%		1.25%	1.12%		1.09%	1.08%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.00	%(c)	0.16%	0.06%		0.02%	0.00	%(c)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	1.09%		1.09%	1.06%		1.07%	1.08%
Ratio of net investment income (loss) to average net assets	0.59%		0.50%	1.80%		2.03%	1.67%
Portfolio turnover rate	10%		23%	4	%(d)	150%	222%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than 0.005%.

(d)

The cost of purchases and proceeds from sales of securities that were incurred by the Fund related to the Fund’s change in investment strategy are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 67% for the year ended November 30, 2023.

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	Year ended November 30,				For the Period Ended November 30,
	2025		2024		2023 (a)
PER SHARE DATA:
Net asset value, beginning of year	$40.26		$28.34		$26.88

INVESTMENT OPERATIONS:
Net investment income(b)	0.15		0.08		0.09
Net realized and unrealized gain (loss) on investments (c)	(0.29)		12.07		1.37
Total from investment operations	(0.14)		12.15		1.46

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.07)		—
Net realized gains	(0.69)		(0.16)		—
Total distributions	(0.70)		(0.23)		—
Net asset value, end of year	$39.42		$40.26		$28.34

TOTAL RETURN	-0.21%		43.10%		5.43	%(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,106		$3,407		$427
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	1.22%		1.46%		3.64	%(e)
After expense reimbursement/recoupment and securities lending credit including interest expense	1.24%		1.24%		1.24	%(e)
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.00	%(d)	0.00	%(d)	0.00	%(d)(e)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	1.24%		1.24%		1.24	%(e)
Ratio of net investment income (loss) to average net assets	0.41%		0.24%		0.43	%(e)
Portfolio turnover rate	146%		107%		179	%(f)

(a)	Inception date of the Advisor Class was March 7, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the years.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)	Amount represents less than 0.005%.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	Year ended November 30,				For the Period Ended November 30,
	2025		2024		2023 (a)
PER SHARE DATA:
Net asset value, beginning of year	$40.36		$28.36		$25.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.19		0.16		0.14
Net realized and unrealized gain (loss) on investments (c)	(0.28)		12.07		3.22
Total from investment operations	(0.09)		12.23		3.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.07)		—
Net realized gains	(0.69)		(0.16)		—
Total distributions	(0.74)		(0.23)		—
Net asset value, end of year	$39.53		$40.36		$28.36

TOTAL RETURN	-0.07%		43.33%		13.48	%(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$596,129		$251,872		$12,482
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	1.07%		1.29%		3.38	%(e)
After expense reimbursement/recoupment and securities lending credit including interest expense	1.09%		1.09%		1.09	%(e)
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.00	%(d)	0.00	%(d)	0.00	%(d)(e)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	1.09%		1.09%		1.09	%(e)
Ratio of net investment income (loss) to average net assets	0.52%		0.43%		0.53	%(e)
Portfolio turnover rate	146%		107%		179	%(f)

(a)	Inception date of the Investor Class was December 20, 2022.

(b)	Net investment income per share has been calculated based on average shares outstanding during the years.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)	Amount represents less than 0.005%.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Advisor Class
	Year ended November 30,
	2025		2024		2023		2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$34.41		$27.56		$26.27		$33.46	$27.16

INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.10		0.14		0.14	0.10
Net realized and unrealized gain (loss) on investments (b)	3.00		7.50		1.26		(0.26)	6.27
Total from investment operations	3.08		7.60		1.40		(0.12)	6.37

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.11)		(0.11)		(0.13)	(0.07)
Net realized gains	(2.48)		(0.64)		—		(6.94)	—
Total distributions	(2.53)		(0.75)		(0.11)		(7.07)	(0.07)
Net asset value, end of year	$34.96		$34.41		$27.56		$26.27	$33.46

TOTAL RETURN	10.11%		28.24%		5.38%		-1.79%	23.53%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$7,718		$10,714		$7,543		$189	$544
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	1.17%		1.19%		1.21%		1.27%	1.32%
After expense reimbursement/recoupment and securities lending credit including interest expense	1.17%		1.19%		1.22%		1.25%	1.24%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.01%	0.00	%(c)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	1.17%		1.19%		1.22%		1.24%	1.24%
Ratio of net investment income (loss) to average net assets	0.26%		0.32%		0.52%		0.52%	0.34%
Portfolio turnover rate	134%		164%		238%		197%	218%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	Year ended November 30,
	2025		2024		2023		2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$34.42		$27.57		$26.34		$33.53	$27.19

INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.13		0.18		0.22	0.15
Net realized and unrealized gain (loss) on investments (b)	3.00		7.50		1.25		(0.29)	6.27
Total from investment operations	3.13		7.63		1.43		(0.07)	6.42

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.14)		(0.20)		(0.18)	(0.08)
Net realized gains	(2.48)		(0.64)		—		(6.94)	—
Total distributions	(2.59)		(0.78)		(0.20)		(7.12)	(0.08)
Net asset value, end of year	$34.96		$34.42		$27.57		$26.34	$33.53

TOTAL RETURN	10.28%		28.35%		5.51%		-1.62%	23.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$723,131		$588,165		$261,501		$143,236	$128,449
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	1.02%		1.04%		1.07%		1.12%	1.17%
After expense reimbursement/recoupment and securities lending credit including interest expense	1.02%		1.08%		1.09%		1.11%	1.09%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.02%	0.00	%(c)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	1.02%		1.08%		1.09%		1.09%	1.09%
Ratio of net investment income (loss) to average net assets	0.39%		0.43%		0.68%		0.83%	0.50%
Portfolio turnover rate	134%		164%		238%		197%	218%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Horizon Tactical Fixed Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	Year ended November 30,			For the Period Ended November 30,
	2025		2024	2023 (a)
PER SHARE DATA:
Net asset value, beginning of year	$49.09		$48.35	$49.48

INVESTMENT OPERATIONS:
Net investment income(b)	2.26		2.32	0.90
Net realized and unrealized gain (loss) on investments (c)	(2.10)		0.55	(1.45)
Total from investment operations	0.16		2.87	(0.55)

LESS DISTRIBUTIONS FROM:
Net investment income	(2.43)		(2.13)	(0.58)
Total distributions	(2.43)		(2.13)	(0.58)
Net asset value, end of year	$46.82		$49.09	$48.35

TOTAL RETURN	0.49%		6.08%	-1.10	%(g)

SUPPLEMENTAL DATA AND RATIOS: (d)
Net assets, end of year (in thousands)	$7,255		$8,160	$8,082
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	1.03%		1.01%	1.16	%(f)
After expense reimbursement/recoupment and securities lending credit including interest expense	0.97%		0.94%	0.96	%(f)
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.00	%(e)	—%	0.00	%(e)(f)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	0.97%		0.94%	0.96	%(f)
Ratio of net investment income (loss) to average net assets	4.86%		4.81%	2.58	%(f)
Portfolio turnover rate	421%		316%	638	%(g)

(a)	Inception date of the Advisor Class was March 7, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the years.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(e)	Amount represents less than 0.005%.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

Horizon Tactical Fixed Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	Year ended November 30,			For the Period Ended November 30,
	2025		2024	2023 (a)
PER SHARE DATA:
Net asset value, beginning of year	$49.11		$48.37	$50.00

INVESTMENT OPERATIONS:
Net investment income(b)	2.38		2.35	1.88
Net realized and unrealized gain (loss) on investments (c)	(2.14)		0.59	(2.68)
Total from investment operations	0.24		2.94	(0.80)

LESS DISTRIBUTIONS FROM:
Net investment income	(2.50)		(2.20)	(0.83)
Total distributions	(2.50)		(2.20)	(0.83)
Net asset value, end of year	$46.85		$49.11	$48.37

TOTAL RETURN	0.66%		6.22%	-1.63	%(g)

SUPPLEMENTAL DATA AND RATIOS: (d)
Net assets, end of year (in thousands)	$166,911		$219,292	$157,988
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	0.88%		0.86%	0.90	%(f)
After expense reimbursement/recoupment and securities lending credit including interest expense	0.81%		0.79%	0.84	%(f)
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.00	%(e)	—%	0.00	%(e)(f)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	0.81%		0.79%	0.84	%(f)
Ratio of net investment income (loss) to average net assets	5.11%		4.87%	4.13	%(f)
Portfolio turnover rate	421%		316%	638	%(g)

(a)	Inception date of the Investor Class was December 20, 2022.

(b)	Net investment income per share has been calculated based on average shares outstanding during the years.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(e)	Amount represents less than 0.005%.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

Horizon Funds

Notes to Financial Statements

November 30, 2025

1.	ORGANIZATION

The Centre American Select Equity Fund, Centre Global Infrastructure Fund, Horizon Active Asset Allocation Fund, Horizon Active Income Fund, Horizon Active Risk Assist® Fund, Horizon Defensive Core Fund, Horizon Defined Risk Fund, Horizon Equity Premium Income Fund, Horizon Multi-Factor Small/Mid Cap Fund, Horizon Multi-Factor U.S. Equity Fund, and Horizon Tactical Fixed Income Fund (each a “Fund” and together the “Funds”) are each a series of shares of beneficial interest of Horizon Funds (the “Trust”), a Delaware business trust organized on May 21, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund is a diversified series of the Trust. The investment objective of the Centre American Select Equity Fund is to seek long-term growth of capital. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 21, 2011 and January 21, 2014, respectively. The investment objective of the Centre Global Infrastructure Fund seeks long-term growth of capital and current income. The Fund presently offers Investor Class shares and Advisor Class shares, which each commenced operations on January 29, 2018. The investment objective of the Horizon Active Asset Allocation Fund is capital appreciation. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on January 31, 2012, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Income Fund is income. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on September 30, 2013, February 8, 2016 and September 9, 2016, respectively. The investment objective of the Horizon Active Risk Assist® Fund is to capture the majority of the returns associated with equity market investments, while mitigating downside risk through use of a risk overlay strategy. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on August 29, 2014, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Defensive Core Fund is to seek to generate comparable returns, before fees and expenses, to an index that is designed to measure the performance of the large and mid-cap segments of the U.S. market and that screens companies with regards to certain ESG criteria for the equity portion of the Fund’s portfolio, while mitigating downside risk by allocating a portion of the Fund’s portfolio to a risk overlay strategy. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 26, 2019 and January 8, 2020, respectively. The investment objective of the Horizon Defined Risk Fund is capital appreciation and capital preservation. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2017 and February 2, 2018, respectively. The investment objective of the Horizon Equity Premium Income Fund is capital appreciation and current income. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2016 and June 20, 2017, respectively. The investment objective of the Horizon Multi-Factor Small/Mid Cap Fund is capital appreciation. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 20, 2022 and March 7, 2023, respectively. The investment objective of the Horizon Multi-Factor U.S. Equity Fund is capital appreciation. The Fund presently offers Investor Class shares and Advisor Class shares which commenced operations on June 26, 2019 and January 31, 2020, respectively. The investment objective of the Horizon Tactical Fixed Income Fund is to seek to provide total return through a combination of current income and capital appreciation. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 20, 2022 and March 7, 2023, respectively.

The Centre American Select Equity Fund and Centre Global Infrastructure Fund were each a part of a reorganization with corresponding series of the Centre Funds, which occurred on April 17, 2025 (the “Reorganization”). The Reorganization Agreement provided the following: (i) the transfer of all of the assets of the applicable Predecessor Fund to the corresponding Fund in exchange for shares of that Fund; (ii) the assumption of all of the liabilities of such Predecessor Fund by the corresponding Fund, and (iii) the distribution of the Fund’s shares received by such Predecessor Fund to its shareholders in complete liquidation of the Predecessor Fund.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

The shares of each Fund had the same aggregate net asset value as shares of the corresponding Predecessor Fund at the time of the Reorganization. Shares were exchanged as follows:

Predecessor Funds (Centre Funds)		Funds (Horizon Funds)
Centre American Select Equity Fund	→	Centre American Select Equity Fund
Investor Class	→	Advisor Class
Institutional Class	→	Investor Class
Centre Global Infrastructure Fund	→	Centre Global Infrastructure Fund
Investor Class	→	Advisor Class
Institutional Class	→	Investor Class

Effective October 1, 2025, the Centre American Select Equity Fund and Centre Global Infrastructure Fund changed their fiscal year end from September 30 to November 30 during the period.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds value their investments and financial instruments at fair value as follows. In determining a Fund’s net asset value (“NAV”) per share, equity securities, including common stocks, preferred stocks, and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by Horizon Investments, LLC (the “Adviser” or “Horizon”), as the Funds’ valuation designee pursuant to Rule 2a-5. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system, as determined by the Adviser, as the Funds’ valuation designee. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent fair value. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAVs. Purchased and written options are valued at the composite mean of the bid and the ask as of the closing of the applicable market, provided that in circumstances deemed appropriate by the Adviser options may be valued at fair value as determined in good faith by the Adviser, as the Funds’ valuation designee.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith by the Adviser pursuant to the Adviser’s fair valuation policies and procedures.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Generally, these inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. For an option position, these inputs may include, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2025, for the Funds’ investments measured at fair value:

Centre American Select Equity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$231,634,607	$—	$—	$231,634,607
Real Estate Investment Trusts - Common	35,415,375	—	—	35,415,375
Exchange Traded Funds	28,566,201	—	—	28,566,201
Purchased Options	—	1,189,170	—	1,189,170
Money Market Funds	570,406	—	—	570,406
Total	$296,186,589	$1,189,170	$—	$297,375,759

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Centre Global Infrastructure Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$84,197,002	$—	$—	$84,197,002
Money Market Funds	276,431	—	—	276,431
Total	$84,473,433	$—	$—	$84,473,433

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$628,090,839	$—	$—	$628,090,839
Common Stocks	114,637,508	—	—	114,637,508
Investments Purchased With Proceeds From Securities Lending	49,386,111	—	—	49,386,111
Money Market Funds	1,223,137	—	—	1,223,137
Total	$793,337,595	$—	$—	$793,337,595

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$280,456,062	$—	$—	$280,456,062
Investments Purchased With Proceeds From Securities Lending	69,824,032	—	—	69,824,032
Money Market Funds	214,908	—	—	214,908
Total	$350,495,002	$—	$—	$350,495,002

Horizon Active Risk Assist® Fund
Assets *	Level 1	Level 2	Level 3		Total
Exchange Traded Funds	$1,260,643,715	$—	$—		$1,260,643,715
Common Stocks	149,149,204	—	0	(a)	149,149,204
Purchased Options	—	4,634,376	—		4,634,376
Investments Purchased With Proceeds From Securities Lending	86,091,130	—	—		86,091,130
Money Market Funds	1,314,164	—	—		1,314,164
Total	$1,497,198,213	$4,634,376	$—		$1,501,832,589

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(2,932,823)	$—	$(2,932,823)
Total	$—	$(2,932,823)	$—	$(2,932,823)

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Horizon Defensive Core Fund
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$437,864,480	$—	$0	(a)	$437,864,480
Exchange Traded Funds	44,195,187	—	—		44,195,187
Real Estate Investment Trusts - Common	8,306,779	—	—		8,306,779
Money Market Funds	1,240,078	—	—		1,240,078
Total	$491,606,524	$—	$—		$491,606,524

Horizon Defined Risk Fund
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$848,618,668	$—	$0	(a)	$848,618,668
Exchange Traded Funds	60,108,367	—	—		60,108,367
Real Estate Investment Trusts - Common	15,757,902	—	—		15,757,902
Purchased Options	—	8,110,250	—		8,110,250
Rights	—	—	0	(a)	—
Investments Purchased With Proceeds From Securities Lending	9,103,423	—	—		9,103,423
Money Market Funds	3,647,321	—	—		3,647,321
Total	$937,235,681	$8,110,250	$—		$945,345,931

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(14,404,900)	$—	$(14,404,900)
Total	$—	$(14,404,900)	$—	$(14,404,900)

Horizon Equity Premium Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$144,682,713	$—	$—	$144,682,713
Real Estate Investment Trusts - Common	38,912	—	—	38,912
Money Market Funds	1,626,646	—	—	1,626,646
Total	$146,348,271	$—	$—	$146,348,271

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(139,925)	$—	$(139,925)
Total	$—	$(139,925)	$—	$(139,925)

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Horizon Multi-Factor Small/Mid Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$563,395,152	$—	$—	$563,395,152
Real Estate Investment Trusts - Common	33,105,428	—	—	33,105,428
Money Market Funds	2,411,797	—	—	2,411,797
Total	$598,912,377	$—	$—	$598,912,377

Horizon Multi-Factor U.S. Equity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$705,499,984	$—	$—	$705,499,984
Real Estate Investment Trusts - Common	20,755,429	—	—	20,755,429
Money Market Funds	4,046,462	—	—	4,046,462
Total	$730,301,875	$—	$—	$730,301,875

Horizon Tactical Fixed Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$173,890,438	$—	$—	$173,890,438
Investments Purchased With Proceeds From Securities Lending	20,148,505	—	—	20,148,505
Money Market Funds	414,491	—	—	414,491
Total	$194,453,434	$—	$—	$194,453,434

*	Refer to the Schedules of Investments for security classifications.
(a)	Amount is less than $0.50.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of registered investment company that is typically purchased and redeemed at NAV in large blocks of shares called “Creation Units”, and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds enter into option contracts to meet the requirements of their trading activities. The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

When a Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

A Fund may purchase put and call options. The Funds engage in options transactions on individual securities, ETFs, or indices to hedge against market declines or generate returns from falling asset prices. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such a favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The average quarterly value outstanding of purchased and written options during the period/year ended November 30, 2025, were as follows:

	Centre American Select Equity Fund	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Defined Risk Fund	Horizon Equity Premium Income Fund
Purchased Options	$1,189,170	$748,013	$6,961,450	$9,912,400	$—
Written Options	$—	$(980,363)	$(4,665,488)	$(15,171,569)	$(138,931)

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of November 30, 2025:

Location on the Statements of Assets and Liabilities
Fund	Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Centre American Select Equity Fund	Equity Risk Contracts	Investments, at Value	Written option contracts, at value
Horizon Active Risk Assist® Fund	Equity Risk Contracts	Investments, at Value	Written option contracts, at value
Horizon Defined Risk Fund	Equity Risk Contracts	Investments, at Value	Written option contracts, at value
Horizon Equity Premium Income	Equity Risk Contracts	Investments, at Value	Written option contracts, at value

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Centre American Select Equity Fund
Derivatives Investment Value
Purchased Options	$1,189,170
Written Options	$0

Horizon Active Risk Assist® Fund
Derivatives Investment Value
Purchased Options	$4,634,376
Written Options	$2,932,823

Horizon Defined Risk Fund
Derivatives Investment Value
Purchased Options	$8,110,250
Written Options	$14,404,900

Horizon Equity Premium Income Fund
Derivatives Investment Value
Purchased Options	$0
Written Options	$139,925

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period/year ended November 30, 2025:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statements of Operations
Equity Risk contracts	Net realized gain (loss) from Investments
Net realized gain (loss) on Written option contracts expired or closed
Net change in unrealized appreciation (depreciation) on Investments
Net change in unrealized appreciation (depreciation) on Written option contracts

Centre American Select Equity Fund
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$—
Written Options	—
$—

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(1,095,000)
Written Options	—
$(1,095,000)

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Horizon Active Asset Allocation Fund
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(6,681,085)
Written Options	4,398,368
$(2,282,717)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$633,154
Written Options	(55,372)
$577,782

Horizon Active Risk Assist® Fund
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(4,705,824)
Written Options	(4,454,429)
$(9,160,253)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(365,695)
Written Options	3,069,195
$2,703,500

Horizon Defined Risk Fund
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(35,474,601)
Written Options	580,536
$(34,894,065)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(5,043,623)
Written Options	2,156,170
$(2,887,453)

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Horizon Equity Premium Income Fund
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$—
Written Options	(432,366)
$(432,366)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$—
Written Options	102,627
$102,627

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives and collateral pledged for the Funds as of November 30, 2025.

Horizon Active Risk Assist® Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Options	$2,932,823	(1)	$—	$2,932,823	$(2,932,823	)(2)	$—	$—
Total	$2,932,823		$—	$2,932,823	$(2,932,823)		$—	$—

Horizon Defined Risk Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Options	$14,404,900	(1)	$—	$14,404,900	$(14,404,900	)(2)	$—	$—
Total	$14,404,900		$—	$14,404,900	$(14,404,900)		$—	$—

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Horizon Equity Premium Income Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Options	$139,925	(1)	$—	$139,925	$(139,925	)(2)	$—	$—
Total	$139,925		$—	$139,925	$(139,925)		$—	$—

(1)	Written options at value as presented in the Schedules of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 7 for collateral related to securities on loan.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Long-term capital gain distributions from investment companies if any, are recorded separately from dividend income. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Investment in Other Investment Companies – To the extent that a Fund invests in other investment companies, shareholders may obtain a copy of the underlying investment companies’ financial statements on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. Copies of information on the SEC’s internet site may also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken on the Funds’ 2025 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, North Carolina State and Delaware State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually for the Centre American Select Equity Fund, Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Defensive Core Fund, Horizon Defined Risk Fund, Horizon Multi-Factor Small/Mid Cap Fund, Horizon Multi-Factor U.S. Equity Fund, quarterly for the Horizon Active Income Fund, Horizon Equity Premium Income Fund, and Horizon Tactical Fixed Income Fund, and monthly for the Centre Global Infrastructure Fund. Each are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Shareholder Services Plan – The Board of Trustees (the “Board” or “Trustees”) has adopted a shareholder serving plan (the “Plan”) for Investor Class Shares of the Horizon Active Asset Allocation Fund, Horizon Active Income Fund, and the Horizon Active Risk Assist® Fund. The Plan allows the Funds to use part of their assets for shareholder servicing expenses. The Shareholder Servicing Expenses for the Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Income Fund, and the Horizon Active Risk Assist® Fund are currently 0.10% of average daily net assets. Payments under the Plan are made for the provision of support services to shareholders, including administrative or other shareholder support services such as responding to customer inquiries or assisting the Funds in establishing or maintaining shareholder accounts and records. The entities providing shareholder services may provide such services directly or may arrange for such services to be provided by another entity that has a servicing relationship with one or more shareholders. However, payments under the Plan are an operating expense of each Fund that is not subject to the expense limitation provided by the Adviser. Payments under the Plan may vary and are determined by the respective Fund in its sole discretion, in amounts up to 0.10% of the Fund’s average daily net assets attributable to Investor Class shares of the Fund on an annualized basis.

Rule 12b-1 – The Trust has adopted a Distribution Plan for Advisor Class shares of Horizon Active Asset Allocation Fund, Horizon Active Income Fund, Horizon Active Risk Assist® Fund, Horizon Defensive Core Fund, Horizon Defined Risk Fund, Horizon Multi-Factor Small/Mid Cap Fund, Horizon Multi-Factor U.S. Equity Fund, and Horizon Tactical Fixed Income Fund, and also for Investor Class shares of the Horizon Defensive Core Fund, Horizon Defined Risk Fund, Horizon Equity Premium Income Fund, Horizon Multi-Factor Small/Mid Cap, Horizon Multi-Factor U.S. Equity Fund, and the Horizon Tactical Fixed Income Fund pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). However, payments under the 12b-1 Plan are an operating expense of each Fund that is not subject to the expense limitation provided by the Adviser. The 12b-1 Plan provides for the payment of a distribution fee to Quasar Distributors, LLC (the “Distributor”). During the year ended November 30, 2025 the distribution fees accrued for the Investor Class shares of the Horizon Defensive Core Fund, Horizon Defined Risk Fund, Horizon Equity Premium Income Fund, Horizon Multi-Factor Small/Mid Cap, Horizon Multi-Factor U.S. Equity Fund, and the Horizon Tactical Fixed Income Fund and for the Advisor Class shares of Horizon Active Asset Allocation Fund, Horizon Active Income Fund, Horizon Active Risk Assist® Fund, Horizon Defensive Core Fund, Horizon Defined Risk Fund, Horizon Multi-Factor Small/Mid Cap Fund, Horizon Multi-Factor U.S. Equity Fund, and Horizon Tactical Fixed Income Fund were 0.10% and 0.25% of average daily net assets, respectively.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

During the year ended November 30, 2025, the Funds’ incurred fees pursuant to the 12b-1 Plan as follows:

Fund	Investor Class	Advisor Class
Horizon Active Asset Allocation Fund	$—	$2,274
Horizon Active Income Fund	—	667
Horizon Active Risk Assist® Fund	—	2,692
Horizon Defensive Core Fund	419,058	126,754
Horizon Defined Risk Fund	765,250	35,885
Horizon Equity Premium Income Fund	126,552	5,311
Horizon Multi-Factor Small/Mid Cap Fund	437,281	7,642
Horizon Multi-Factor U.S. Equity Fund	625,443	22,766
Horizon Tactical Fixed Income Fund	187,360	20,477

Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund and Horizon Active Income Fund and Institutional Class shares of all Funds do not pay any 12b-1 distribution fees.

Centre Rule 12b-1 & Shareholder Servicing Fees Prior to April 17, 2025 – The Investor Class shares of the Predecessor Funds (equivalent to the Advisor Class of the Funds) were subject to a distribution and shareholder services plan (the “Existing 12b-1 Plan”) that, pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1”), permitted each Predecessor Fund to pay expenses of activities that are primarily intended to result in the sale of the Investor Class of shares and expenses associated eligible shareholder services in an amount of up to 0.25% per year to intermediaries offering Investor Class shares of an Predecessor Fund and/or providing eligible shareholder services to Predecessor Fund Investor Class shareholders (“12b-1 Plan Fees”). The Investor Class shares of the Predecessor Funds were also subject to a separate shareholder services plan (“Shareholder Services Plan”) authorizing the Predecessor Funds to pay up to 0.15% of the average daily net assets attributable to Investor Class shares of the Predecessor Funds to intermediaries performing non-distribution shareholder services (“Shareholder Services Plan Fees”). The Institutional Class shares of the Predecessor Funds were subject to pay up to 0.10% of the average daily net assets attributable to Institutional Class shares of the Predecessor Funds to intermediaries performing non-distribution shareholder services. Together, the Institutional and Investor Class of each Predecessor Fund was subject to up to 0.10% and 0.40%, respectively, in combined 12b-1 Plan Fees and Shareholder Services Plan Fees.

Prior to April 17, 2025, the Predecessor Funds’ incurred fees pursuant to the 12b-1 Plan as follows:

Fund	Predecessor Fund’s Investor Class
Centre American Select Equity Fund	$259,999
Centre Global Infrastructure Fund	$36,171

Prior to April 17, 2025, the Predecessor Funds’ incurred fees pursuant to the Shareholder Services Plan as follows:

Fund	Predecessor Fund’s Institutional Class	Predecessor Fund’s Investor Class
Centre American Select Equity Fund	$84,914	$114,400
Centre Global Infrastructure Fund	$3,178	$10,128

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Centre Rule 12b-1 & Shareholder Servicing Fees After April 17, 2025 – After the Reorganization, the Centre American Select Equity Fund and Centre Global Infrastructure Fund adopted a distribution plan pursuant to Rule 12b-1 (the “New 12b-1 Plans”) permitting each Fund to pay distribution and eligible shareholder services fees of up to: (i) 0.25% per year of Advisor Class shares; and (ii) up to 0.10% of Investor Class shares, to intermediaries offering the applicable class shares of an Fund and/or providing other eligible shareholder services to such shareholders. Unlike the Predecessor Funds, the Funds are not subject to a separate shareholder services plan. Accordingly, following the Reorganization, the Advisor Class shares of each Fund is subject to a maximum 0.25% in combined fees for distribution and shareholder services under the New 12b-1 Plan and the Investor Class shares of each Fund will be subject to a maximum 0.10% in combined fees for distribution and shareholder services.

The Funds’ incurred fees pursuant to the 12b-1 Plan as follows:

During the period April 17, 2025 to September 30, 2025:

Fund	Investor Class	Advisor Class
Centre American Select Equity Fund	$63,271	$188,508
Centre Global Infrastructure Fund	$16,656	$31,349

During the period ended November 30, 2025:

Fund	Investor Class	Advisor Class
Centre American Select Equity Fund	$20,976	$69,767
Centre Global Infrastructure Fund	$9,361	$11,562

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement with each Fund (the “Advisory Agreements”), investment advisory services are provided to the Funds by Horizon Investments, LLC (the “Adviser”). Under the terms of the Advisory Agreements, the Adviser receives monthly fees calculated at an annual rate of 0.99% of the average daily net assets of the Horizon Active Asset Allocation Fund, 0.77% of the average daily net assets of the Horizon Active Income Fund, 0.99% of the average daily net assets of the Horizon Active Risk Assist® Fund, 0.68% of the average daily net assets of the Horizon Defensive Core Fund, 0.80% of the average daily net assets of the Horizon Defined Risk Fund, 0.75% of the average daily net assets of the Horizon Equity Premium Income Fund, 0.80% of the average daily net assets of the Horizon Multi-Factor Small/Mid Cap Fund, 0.80% of the average daily net assets of the Horizon Multi-Factor U.S. Equity Fund, and 0.60% of the average daily net assets of the Horizon Tactical Fixed Income Fund.

Pursuant to the Expense Limitation Agreement (the “Waiver Agreement”), the Adviser has agreed, until March 31, 2027 for the Horizon Active Asset Allocation Fund, Horizon Active Income Fund, Horizon Active Risk Assist® Fund, the Horizon Defensive Core Fund, Horizon Defined Risk Fund, Horizon Equity Premium Income Fund, the Horizon Multi-Factor Small/Mid Cap Fund, Horizon Multi-Factor U.S. Equity Fund, and the Horizon Tactical Fixed Income Fund to waive a portion of the Fund’s advisory fee and has agreed to reimburse the Fund for other expenses to the extent that the aggregate expenses of every character, including but not limited to investment advisory fees of the

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Adviser (but excluding front-end or contingent sales loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expense on securities sold short; payments by the Fund, if any, under the Trust’s Rule 12b-1 Distribution Plan; payments by the Fund, if any, under the Trust’s Shareholder Services Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses, such as litigation) incurred by a class of shares of the Fund in any fiscal year do not exceed the percentage of average daily net assets in the below table.

Fund	Investor	Advisor	Institutional
Horizon Active Asset Allocation Fund	1.17%	1.17%	1.17%
Horizon Active Income Fund	0.99%	0.99%	0.99%
Horizon Active Risk Assist® Fund	1.17%	1.17%	1.17%
Horizon Defensive Core Fund	0.87%	0.87%	0.87%
Horizon Defined Risk Fund	0.94%	0.94%	0.94%
Horizon Equity Premium Income Fund	0.99%	0.99%	0.99%
Horizon Multi-Factor Small/Mid Cap Fund	0.99%	0.99%	0.99%
Horizon Multi-Factor U.S. Equity Fund	0.99%	0.99%	0.99%
Horizon Tactical Fixed Income Fund	0.80%	0.80%	0.80%

Any fees waived or expenses reimbursed by the Adviser are subject to possible recoupment by the Adviser within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment.

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through November 30 of the period indicated. During the year ended November 30, 2025, the Adviser recouped from Horizon Active Asset Allocation Fund, Horizon Active Income Fund, Horizon Active Risk Assist® Fund, the Horizon Defensive Core Fund, Horizon Defined Risk Fund, Horizon Equity Premium Income Fund, the Horizon Multi-Factor Small/Mid Cap Fund, Horizon Multi-Factor U.S. Equity Fund, and the Horizon Tactical Fixed Income Fund in the amounts of $0, $0, $0, $0, $140,601, $2,973, $93,985, $0, and $0 respectively.

Fund	2026	2027	2028	Total
Horizon Active Asset Allocation Fund	$—	$—	$—	$—
Horizon Active Income Fund	—	—	—	—
Horizon Active Risk Assist® Fund	—	—	—	—
Horizon Defensive Core Fund	—	—	—	—
Horizon Defined Risk Fund	1,183	613	—	1,796
Horizon Equity Premium Income Fund	—	80	18	98
Horizon Multi-Factor Small/Mid Cap Fund	26,600	119,416	18,291	164,307
Horizon Multi-Factor U.S. Equity Fund	—	—	—	—
Horizon Tactical Fixed Income Fund	—	—	—	—

Trustees – The Trust pays each Trustee of the Trust who is not an interested person an annual retainer of $110,000 for each fiscal year plus $10,000 for attendance at an in-person board meeting. Effective January 1, 2026, the annual retainer will increase to $140,000 for each fiscal year. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive and direct compensation from the Trust.

Chief Compliance Officer Compensation – The Board of Trustees renewed the approval of a compensation policy with respect to the Trust’s Chief Compliance Officer pursuant to which the Horizon Funds and the Adviser each pay 50% of the Chief Compliance Officer’s salary, with the portion paid by the Horizon Funds allocated among the Funds in accordance with their relative net assets.

4.	CENTRE ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS PRIOR TO APRIL 17, 2025

Prior to April 17, 2025, Centre Asset Management, LLC (“Centre”) served as the investment adviser to each Predecessor Fund pursuant to an Investment Advisory Agreement with the Trust on behalf of each Predecessor Fund.

As compensation for the investment advisory services provided to the Predecessor Funds, Centre was entitled to receive monthly compensation, subject to waivers, based on each Predecessor Fund’s average daily net assets at the annual rate of:

Fund	Management Fee Rate
Centre American Select Equity Fund (total net assets less than or equal to $1 billion)	0.75%
Centre American Select Equity Fund (total net assets over $1 billion)	0.70%
Centre Global Infrastructure Fund	0.85%

Centre American Select Equity Fund

Prior to April 17, 2025, Centre Asset Management, LLC contractually agreed to reduce its advisory fees and/or reimburse other expenses of the Fund for not less than one year and until the next following effective date of the post-effective amendment to the registration statement of Centre Funds relating to the Fund (on or about January 29, 2026) to the extent necessary to limit the total operating expenses of the Fund including (but not limited to) investment advisory fees of the Adviser, but excluding, as applicable, any front-end or contingent deferred sales loads, taxes, leverage interest, distribution/service (Rule 12b-1) fees, shareholder services fees, brokerage commissions, acquired fund fees and expenses, (except that, if an predecessor fund is an underlying fund managed by the Adviser and such predecessor fund is not subject to an effective expense limitation or fee waiver agreement at any time during the term of this Agreement, then, for that time, the operating expenses of each class of shares of the Fund shall not exclude the amount of advisory fees included in such acquired fund’s fees and expenses to which the Fund would otherwise be subject), expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to an annual rate of 1.10% of the average daily net assets of the Investor Class shares, 0.90% of the average daily net assets of the Institutional Class shares prior to January 29, 2024, and 0.95% of the average daily net assets of the Institutional Class shares after January 29, 2024 (the “Expense Limitation Agreement”).

Centre Global Infrastructure Fund

Prior to April 17, 2025, Centre Asset Management, LLC contractually agreed to reduce its advisory fees and/or reimburse other expenses of the Fund for an initial period of not less than one year and until the next following effective date of the post-effective amendment to the registration statement of Centre Funds relating to the Fund (on or about January 29, 2026) incorporating the Fund’s financial statements and financial highlights for that fiscal year to the

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

extent necessary to limit the total operating expenses of the Fund, including (but not limited to) investment advisory fees of the Adviser, but excluding, as applicable, any front-end or contingent deferred sales loads, taxes, leverage interest, distribution/service (Rule 12b-1) fees, shareholder services fees, brokerage commissions, acquired fund fees and expenses, (except that, if an predecessor fund is an underlying fund managed by the Adviser and such predecessor fund is not subject to an effective expense limitation or fee waiver agreement at any time during the term of this Agreement, then, for that time, the operating expenses of each class of shares of the Fund shall not exclude the amount of advisory fees included in such acquired fund’s fees and expenses to which the Fund would otherwise be subject), expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to an annual rate of 1.25% of the average daily net assets of the Investor Class shares and 1.10% of the average daily net assets of the Institutional Class shares.

No recoupment will be made more than three years after the date that the applicable amount was initially waived or reimbursed by the Adviser, and the recoupment may not cause the Fund to exceed the then-existing expense limitation for that class at the time such waiver or reimbursement was made. After the Reorganization, any previous waivers or reimbursements made by Centre Asset Management, LLC are not subject to recoupment by Horizon Investments, LLC.

ALPS Fund Services, Inc. (“ALPS”) served as administrator to the Predecessor Funds. ALPS received a monthly fee paid by the Predecessor Funds subject to a minimum monthly fee and is reimbursed for certain out-of-pocket expenses. Pursuant to an administrative agreement with the Trust, ALPS provided operational services to the Predecessor Funds including but not limited to fund accounting and fund administration services and general assistance in each Fund’s operations.

ALPS, pursuant to a transfer agency and services agreement with the Trust, served as transfer agent for the Predecessor Funds. Under the transfer agency and services agreement, ALPS received an annual minimum fee per Fund and a fee based upon each shareholder account and its account activity and is reimbursed for certain out-of-pocket expenses.

ALPS, pursuant to a chief compliance officer services agreement with the Trust, provided chief compliance officer services to the Predecessor Funds. Additionally, ALPS provided services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS received an annual fee for these services and is reimbursed for certain out-of-pocket expenses, pursuant to the chief compliance officer services agreement.

ALPS Distributors, Inc. (the “Distributor”) acts as the principal underwriter of the Predecessor Funds pursuant to a distribution agreement with the Trust. No payments were retained by the Distributor by the Funds during the period ended April 17, 2025.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives an annual retainer of $30,000 paid quarterly. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at Board meetings.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

5.	CENTRE ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS AFTER APRIL 17, 2025

Pursuant to an Investment Advisory Agreement with each Fund (the “Advisory Agreements”), investment advisory services are provided to the Funds by Horizon Investments, LLC (the “Adviser”). Under the terms of the Advisory Agreements, the Adviser receives monthly compensation, subject to waivers, based on each Fund’s average daily net assets at the annual rate of:

Fund	Management Fee Rate
Centre American Select Equity Fund (total net assets less than or equal to $1 billion)	0.75%
Centre American Select Equity Fund (total net assets over $1 billion)	0.70%
Centre Global Infrastructure Fund	0.85%

Pursuant to the Expense Limitation Agreement (the “Waiver Agreement”), the Adviser has agreed, until March 31, 2028, for the Centre American Select Equity Fund and Centre Global Infrastructure Fund to waive a portion of the advisory fee and has agreed to reimburse the Funds for other expenses to the extent that the aggregate expenses of every character, including but not limited to investment advisory fees of the Adviser (but excluding front-end or contingent sales loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expense on securities sold short; payments by the Fund, if any, under the Trust’s Rule 12b-1 Distribution Plan; payments by the Fund, if any, under the Trust’s Shareholder Services Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses, such as litigation) incurred by a class of shares of the Funds in any fiscal year do not exceed the percentage of average daily net assets in the below table.

Fund	Investor	Advisor
Centre American Select Equity Fund	0.95%	0.95%
Centre Global Infrastructure Fund	1.05%	1.05%

Any fees waived or expenses reimbursed by the Adviser are subject to possible recoupment by the Adviser within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment.

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through November 30 of the period indicated. After April 17, 2025, the Adviser recouped $0 and $0, respectively.

Fund	2026	2027	2028	Total
Centre American Select Equity Fund	$—	$—	$—	$—
Centre Global Infrastructure Fund	—	—	64,579	64,579

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“USBGFS”), serves as administrator to the Funds. USBGFS receives a monthly fee paid by the Funds subject to a minimum monthly fee and is reimbursed for certain out-of-pocket expenses. Pursuant to an administrative agreement with the Trust, USBGFS provides operational services to the Funds including but not limited to fund accounting and fund administration services and general assistance in each Fund’s operations.

USBGFS, pursuant to a transfer agency and services agreement with the Trust, serves as transfer agent for the Acquiring Funds. Under the transfer agency and services agreement, USBGFS receives an annual minimum fee per Fund and a fee based upon each shareholder account and its account activity and is reimbursed for certain out-of-pocket expenses.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Quasar Distributors, Inc. (the “Distributor”) acts as the principal underwriter of the Funds pursuant to a distribution agreement with the Trust.

6.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period/year ended November 30, 2025, were as follows:

Fund	Purchases	Sales
Centre American Select Equity Fund	$84,181,669	$96,918,678
Centre Global Infrastructure Fund	9,741,445	6,799,502
Horizon Active Asset Allocation Fund	700,163,766	946,024,420
Horizon Active Income Fund	280,677,431	235,342,670
Horizon Active Risk Assist® Fund	2,313,119,434	2,408,166,265
Horizon Defensive Core Fund	1,018,622,916	1,023,635,483
Horizon Defined Risk Fund	221,951,213	104,104,550
Horizon Equity Premium Income Fund	16,099,853	12,538,531
Horizon Multi-Factor Small/Mid Cap Fund	970,598,379	643,691,251
Horizon Multi-Factor U.S. Equity Fund	921,413,045	851,677,916
Horizon Tactical Fixed Income Fund	826,073,615	867,122,855

7.	SECURITIES LENDING

The Funds may lend domestic securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program effective December 20, 2017, which is administered by U.S. Bank N.A. (the “Custodian”). The net income to which the Funds are entitled may be used to offset against costs and other charges incurred by the Funds with the Custodian or its affiliates or, as directed in writing by the Funds, other service providers. Investment Advisory Fees, Shareholder Servicing Fees - Investor Class, Distribution Fees (12b-1) - Advisor Class and Distribution Fees (12b-1) - Investor Class as noted in the Statements of Operations are not eligible to be offset by securities lending income. The securities lending agreement requires that loans are collateralized in an amount equal to at least 102% at the outset of the loan and at least 100%, at all times thereafter, of the value of any loaned securities. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as a securities lending credit. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing year. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the year ended November 30, 2025, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

As of the year ended November 30, 2025, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
Horizon Active Asset Allocation Fund	$48,483,084	$49,386,111
Horizon Active Income Fund	68,189,927	69,824,032
Horizon Active Risk Assist® Fund	84,607,436	86,091,130
Horizon Defensive Core Fund	—	—
Horizon Defined Risk Fund	8,974,621	9,103,423
Horizon Equity Premium Income Fund	—	—
Horizon Multi-Factor Small/Mid Cap Fund	—	—
Horizon Multi-Factor U.S. Equity Fund	—	—
Horizon Tactical Fixed Income Fund	19,767,052	20,148,505

*

The cash collateral received was invested in the First American Government Obligations Fund, Class X, with an overnight and continuous maturity, as shown on the Schedules of Investments. These amounts were not included in the offsetting disclosures in Note 2 (Offsetting of Financial Assets and Derivative Liabilities).

8.	LINE OF CREDIT ARRANGEMENT

Throughout the year ended November 30, 2025, and renewed effective January 7, 2025, the Funds are party to an unsecured line of credit arrangement with the Custodian. The Loan Agreement has an expiration date of February 19, 2026, under which borrowing is limited to the lesser of 15% of the market value of a Fund, 33.33% of the market value of specific marketable securities of a Fund acceptable to the Custodian, or $75,000,000 for all the Funds subject to the line of credit. The Funds may utilize the line of credit for temporary or emergency purposes, primarily for financing redemption payments. The applicable Funds have authorized the Custodian to charge any of the Funds subject to the line of credit for any missed payments by the Funds. The Funds will be charged the prime rate, which was 7.00% as of November 30, 2025, if they borrow. As of the year ended November 30, 2025, there were no outstanding borrowings.

For the year ended November 30, 2025, the Funds’ borrowing activity is summarized below:

Fund	Average Borrowings	Weighted Average Interest Rate	Largest Borrowing	Date of Largest Borrowing
Horizon Active Asset Allocation Fund	$649,901	7.38%	$14,399,000	December 23, 2024
Horizon Active Income Fund	15,047	7.50%	2,681,000	April 9, 2025
Horizon Active Risk Assist® Fund	83,458	7.61%	20,649,000	December 23, 2024
Horizon Defensive Core Fund	65,019	7.47%	13,877,000	August 20, 2025
Horizon Defined Risk Fund	62,274	7.50%	4,600,000	December 23, 2024
Horizon Equity Premium Income Fund	8,608	7.69%	2,870,000	April 9, 2025
Horizon Multi-Factor Small/Mid Cap Fund	48,134	7.42%	3,210,000	April 7, 2025

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Fund	Average Borrowings	Weighted Average Interest Rate	Largest Borrowing	Date of Largest Borrowing
Horizon Multi-Factor U.S. Equity Fund	83,044	7.44%	5,587,000	January 13, 2025
Horizon Tactical Fixed Income Fund	70,507	7.50%	5,413,000	July 20, 2025

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period/years ended November 30, 2025, November 30, 2024, September 30, 2025, and September 30, 2024 was as follows:

	For the period or year ended November 30, 2025
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Centre American Select Equity Fund	$—	$—	$—	$—
Centre Global Infrastructure Fund	270,529	—	—	270,529
Horizon Active Asset Allocation Fund	92,824,899	42,027,107	—	134,852,006
Horizon Active Income Fund	9,966,231	—	—	9,966,231
Horizon Active Risk Assist® Fund	7,012,190	117,403,719	—	124,415,909
Horizon Defensive Core Fund	1,225,637	—	—	1,225,637
Horizon Defined Risk Fund	634,975	—	—	634,975
Horizon Equity Premium Income Fund	752,597	—	7,317,301	8,069,898
Horizon Multi-Factor Small/Mid Cap Fund	4,598,024	218,323	—	4,816,347
Horizon Multi-Factor U.S. Equity Fund	42,406,993	3,626,283	—	46,033,276
Horizon Tactical Fixed Income Fund	10,631,291	—	—	10,631,291

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

	For the year ended November 30, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$7,487,540	$—	$—	$7,487,540
Horizon Active Income Fund	9,467,883	—	—	9,467,883
Horizon Active Risk Assist® Fund	9,998,226	462,691	—	10,460,917
Horizon Defensive Core Fund	1,422,529	—	—	1,422,529
Horizon Defined Risk Fund	1,049,593	—	—	1,049,593
Horizon Equity Premium Income Fund	898,863	—	2,622,572	3,521,435
Horizon Multi-Factor Small/Mid Cap Fund	102,289	1,245	—	103,534
Horizon Multi-Factor U.S. Equity Fund	6,369,413	1,300,145	—	7,669,558
Horizon Tactical Fixed Income Fund	9,289,902	—	—	9,289,902

	For the year ended September 30, 2025
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Centre American Select Equity Fund	$4,467,289	$38,697,376	$—	$43,164,665
Centre Global Infrastructure Fund	1,088,163	—	—	1,088,163

	For the year ended September 30, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Centre American Select Equity Fund	$4,322,671	$5,309,230	$—	$9,631,901
Centre Global Infrastructure Fund	722,290	—	—	722,290

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

On December 23, 2025, the Funds paid the following per share income distributions:

Fund	Investor Class		Advisor Class		Institutional Class
Centre American Select Equity Fund	$0.08204948		$0.07576817		$—
Centre Global Infrastructure Fund	0.24816083		0.2478869		—
Horizon Active Asset Allocation Fund	0.14672245		0.11924786		0.16252921
Horizon Active Income Fund	0.14953107		0.14635177		0.15225451
Horizon Active Risk Assist® Fund	0.17606387		0.15000595		0.20199753
Horizon Defensive Core Fund	0.17596045		0.08697469		—
Horizon Defined Risk Fund	0.17748658		0.03733251		—
Horizon Equity Premium Income Fund	2.77549647	(1)	2.76516983	(1)	—
Horizon Multi-Factor Small/Mid Cap Fund	0.17532417		0.10876162		—
Horizon Multi-Factor U.S. Equity Fund	0.12878646		0.05881791		—
Horizon Tactical Fixed Income Fund	0.98218098		0.95427392		—

(1)	All or a portion of this distribution was determined to be a return of capital.

On December 23, 2025, the Funds paid the following per share capital gains distributions from each class:

Fund	Short-Term*	Long-Term
Centre American Select Equity Fund	$0.04184	$4.70279
Centre Global Infrastructure Fund	—	—
Horizon Active Asset Allocation Fund	—	0.51102
Horizon Active Income Fund	—	—
Horizon Active Risk Assist® Fund	0.88839	1.22965
Horizon Defensive Core Fund	1.63165	5.15534
Horizon Defined Risk Fund	—	—
Horizon Equity Premium Income Fund	—	—
Horizon Multi-Factor Small/Mid Cap Fund	—	—
Horizon Multi-Factor U.S. Equity Fund	0.79365	1.36116
Horizon Tactical Fixed Income Fund	—	—

*	Short-Term Capital Gains distributions are considered income distributions for tax purposes.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

The cost basis of investments, purchased options and options written for federal income tax purposes at November 30, 2025, were as follows:

Fund	Cost of Investments, Purchased Options and Written Options	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Centre American Select Equity Fund	$251,515,134	$50,152,276	$(4,291,651)	$45,860,625
Centre Global Infrastructure Fund	71,195,712	15,806,783	(2,529,062)	13,277,721
Horizon Active Asset Allocation Fund	695,580,597	104,343,574	(6,586,576)	97,756,998
Horizon Active Income Fund	345,528,663	6,026,073	(1,059,734)	4,966,339
Horizon Active Risk Assist® Fund	1,302,648,327	230,730,720	(34,479,281)	196,251,439
Horizon Defensive Core Fund	438,321,458	80,975,364	(27,690,298)	53,285,066
Horizon Defined Risk Fund	653,074,441	314,923,108	(37,056,518)	277,866,590
Horizon Equity Premium Income Fund	100,547,078	49,958,847	(4,297,579)	45,661,268
Horizon Multi-Factor Small/Mid Cap Fund	557,788,401	67,960,797	(26,836,821)	41,123,976
Horizon Multi-Factor U.S. Equity Fund	655,191,347	88,553,410	(13,442,882)	75,110,528
Horizon Tactical Fixed Income Fund	194,988,564	3,545,767	(4,080,897)	(535,130)

As of November 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Centre American Select Equity Fund	$1,196,049	$76,638,890	$(19,009)	$45,860,625	$123,676,555
Centre Global Infrastructure Fund	1,544,164	—	(27,609,120)	13,277,721	(12,787,235)
Horizon Active Asset Allocation Fund	1,274,985	24,795,123	(7,333)	97,756,998	123,819,773
Horizon Active Income Fund	2,716,747	—	(87,042,953)	4,966,339	(79,359,867)
Horizon Active Risk Assist® Fund	47,287,341	63,826,188	(57,036,689)	196,251,439	250,328,279
Horizon Defensive Core Fund	17,872,297	51,925,191	(749)	53,285,066	123,081,805
Horizon Defined Risk Fund	1,559,434	—	(33,808,085)	277,866,590	245,617,939
Horizon Equity Premium Income Fund	—	—	(1,057,435)	45,661,268	44,603,833
Horizon Multi-Factor Small/Mid Cap Fund	2,212,226	—	(1,479,795)	41,123,976	41,856,407
Horizon Multi-Factor U.S. Equity Fund	18,968,852	28,820,808	(179,123)	75,110,528	122,721,065
Horizon Tactical Fixed Income Fund	2,111,527	—	(10,796,075)	(535,130)	(9,219,678)

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

The difference between book and tax basis unrealized appreciation/depreciation is attributable to mark to market on section 1256 contracts and/or the tax deferral of losses on various investments.

At November 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Centre American Select Equity Fund	$—	$—	$—
Centre Global Infrastructure Fund	12,799,530	14,800,369	27,599,899
Horizon Active Asset Allocation Fund	—	—	—
Horizon Active Income Fund	44,106,775	42,936,178	87,042,953
Horizon Active Risk Assist® Fund	—	—	—
Horizon Defensive Core Fund	—	—	—
Horizon Defined Risk Fund	33,798,421	—	33,798,421
Horizon Equity Premium Income Fund	1,019,932	—	1,019,932
Horizon Multi-Factor Small/Mid Cap Fund	1,479,795	—	1,479,795
Horizon Multi-Factor U.S. Equity Fund	—	—	—
Horizon Tactical Fixed Income Fund	9,038,450	1,580,854	10,619,304

The Horizon Equity Premium Income Fund, Horizon Defensive Core Fund, and Horizon Defined Risk Fund utilized capital loss carry forwards of $3,946,858, $1,596,467, and $21,314,058, respectively, during the fiscal year.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These reclassifications were due to the use of equalization, net operating losses, and non-deductible excise taxes paid. Each Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. For the period/year ended November 30, 2025, the following table shows the reclassifications made:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid In Capital
Centre American Select Equity Fund	$—	$—
Centre Global Infrastructure Fund	160,789	(160,789)
Horizon Active Asset Allocation Fund	(7,786,606)	7,786,606
Horizon Active Income Fund	66	(66)
Horizon Active Risk Assist® Fund	(17,800,457)	17,800,457
Horizon Defensive Core Fund	(15,288,154)	15,288,154
Horizon Defined Risk Fund	—	—
Horizon Equity Premium Income Fund	—	—
Horizon Multi-Factor Small/Mid Cap Fund	—	—
Horizon Multi-Factor U.S. Equity Fund	(4,841,268)	4,841,268
Horizon Tactical Fixed Income Fund	7,105	(7,105)

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

10.	REORGANIZATION

Effective April 17, 2025, the Predecessor Funds were reorganized into the Centre American Select Equity Fund and Centre Global Infrastructure Fund (for purposes of this footnote, referred to as the “Funds”), pursuant to an Agreement and Plan of Reorganization approved by the Board of Directors. This was completed after shareholder approval. The Predecessor Funds are the accounting survivors for financial reporting purposes, and as a result, the financial statements and financial highlights of the Funds reflect the operations of the Predecessor Funds for the periods prior to the Reorganization. The Adviser and Centre Asset Management, LLC paid for the costs and expenses associated with the reorganization. These reorganization costs are not subject to recoupment.

As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of the reorganization. Immediately prior to the Reorganization, the net assets, fair value of investments, net unrealized appreciation/(depreciation) and fund shares outstanding of the Predecessor Funds were as follows:

Fund	Net Assets	Fair Value of Investments	Net Unrealized Appreciation/ Depreciation	Shares Outstanding
Centre American Select Equity Fund	$298,070,128	$297,932,208	$27,553,254	21,982,719
Centre Global Infrastructure Fund	$40,298,774	$40,183,380	$10,176,844	3,173,803

In connection with the Reorganization, the net assets of the Predecessor Funds were acquired by the Funds on April 17, 2025. The acquisition was accomplished by a tax-free exchange of all shares of the Predecessor Funds for shares of the Funds as described in the prior table. The assets received and shares issued by the Funds were recorded at market value and, where not available, fair value; and, the cost basis of the investments received from the Predecessor Funds were carried forward to align ongoing reporting of the Predecessor Funds realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Information with respect to the net assets and other relevant operating data for the Funds on the merger date are included below:

	Before Reorganization	After Reorganization
	Centre American Select Equity Fund	Centre American Select Equity Fund
Institutional Class
Shares	10,705,597	—
Net Assets	$147,897,490	$—
Net Asset Value	$13.81	$—
Investor Class
Shares	11,277,123	10,705,597
Net Assets	$150,172,639	$147,897,490
Net Asset Value	$13.32	$13.81
Advisor Class
Shares	—	11,277,123
Net Assets	$—	$150,172,639
Net Asset Value	$—	$13.32

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

	Before Reorganization	After Reorganization
	Centre Global Infrastructure Fund	Centre Global Infrastructure Fund
Institutional Class
Shares	1,065,966	—
Net Assets	$13,518,470	$—
Net Asset Value	$12.68	$—
Investor Class
Shares	2,107,838	1,065,966
Net Assets	$26,780,303	$13,518,470
Net Asset Value	$12.71	$12.68
Advisor Class
Shares	—	2,107,838
Net Assets	$—	$26,780,303
Net Asset Value	$—	$12.71

11.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2025, the Funds had omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the respective Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of a Fund.

12. SIGNIFICANT ACCOUNTING PRONOUNCEMENTS

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Trust’s Treasurer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

13.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

Horizon Funds Report of Independent Registered Public Accounting Firm November 30, 2025

To the Shareholders and Board of Trustees of
Horizon Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options (as applicable), of the funds listed below (the “Funds”), each a series of Horizon Funds, as of November 30, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Centre American Select Equity Fund Centre Global Infrastructure Fund	For the period from October 1, 2025 to November 30, 2025 and for the year ended September 30, 2025	For the period from October 1, 2025 to November 30, 2025 and for the years ended September 30, 2025 and 2024	For the period from October 1, 2025 to November 30, 2025, and for the years ended September 30, 2025, 2024, 2023, 2022, and 2021

Horizon Active Asset Allocation Fund Horizon Active Income Fund Horizon Active Risk Assist® Fund Horizon Defensive Core Fund Horizon Defined Risk Fund Horizon Equity Premium Income Fund Horizon Multi-Factor U.S. Equity Fund

	For the year ended November 30, 2025	For the years ended November 30, 2025 and 2024	For the years ended November 30, 2025, 2024, 2023, 2022, and 2021
Horizon Multi-Factor Small/Mid Cap Fund Horizon Tactical Fixed Income Fund	For the year ended November 30, 2025	For the years ended November 30, 2025 and 2024	For the years ended November 30, 2025, 2024, and for the period from December 20, 2022 (commencement of operations) through November 30, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Horizon Funds Report of Independent Registered Public Accounting Firm (Continued) November 30, 2025

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more series of Horizon Funds since 2015.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
January 28, 2026

Horizon Funds

Additional Information (Unaudited)

November 30, 2025

Qualified Dividend Income/Dividends Received Deduction

For the period/year ended November 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
Centre American Select Equity Fund	100.00%
Centre Global Infrastructure Fund	67.96%
Horizon Active Asset Allocation Fund	17.87%
Horizon Active Income Fund	0.00%
Horizon Active Risk Assist® Fund	32.29%
Horizon Defensive Core Fund	90.41%
Horizon Defined Risk Fund	100.00%
Horizon Equity Premium Income Fund	100.00%
Horizon Multi-Factor Small/Mid Cap Fund	15.84%
Horizon Multi-Factor U.S. Equity Fund	13.09%
Horizon Tactical Fixed Income Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period/year ended November 30, 2025 was as follows:

Fund Name	Dividends Received Deduction
Centre American Select Equity Fund	100.00%
Centre Global Infrastructure Fund	37.88%
Horizon Active Asset Allocation Fund	2.78%
Horizon Active Income Fund	0.00%
Horizon Active Risk Assist® Fund	0.92%
Horizon Defensive Core Fund	90.41%
Horizon Defined Risk Fund	100.00%
Horizon Equity Premium Income Fund	100.00%
Horizon Multi-Factor Small/Mid Cap Fund	15.84%
Horizon Multi-Factor U.S. Equity Fund	13.09%
Horizon Tactical Fixed Income Fund	0.00%

Horizon Funds

Additional Information (Unaudited) (Continued)
November 30, 2025

Foreign Tax Credit

For the period/year ended November 30, 2025, the following Funds earned foreign source income and paid foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
Horizon Active Asset Allocation Fund	$8,041,356	$641,184
Horizon Active Income Fund	843,588	1,605
Horizon Active Risk Assist® Fund	8,071,018	863,207
Horizon Tactical Fixed Income Fund	188,421	379

Short Term Capital Gains

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term
Centre American Select Equity Fund	0.00%
Centre Global Infrastructure Fund	0.00%
Horizon Active Asset Allocation Fund	93.70%
Horizon Active Income Fund	0.00%
Horizon Active Risk Assist® Fund	0.00%
Horizon Defensive Core Fund	0.00%
Horizon Defined Risk Fund	0.00%
Horizon Equity Premium Income Fund	0.00%
Horizon Multi-Factor Small/Mid Cap Fund	92.78%
Horizon Multi-Factor U.S. Equity Fund	95.42%
Horizon Tactical Fixed Income Fund	0.00%

Horizon Funds

Additional Information (Unaudited) (Continued)
November 30, 2025

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statements of Operations under the line items “Chief Compliance Officer & Compliance Fees” and “Trustees’ Fees and Expenses”.

Statement Regarding Basis for Approval of Investment Advisory Contract

In considering the renewal of the Investment Advisory Agreements for the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, Horizon Equity Premium Income Fund, Horizon Defined Risk Fund, Morison Multi-Factor U.S. Equity Fund, Horizon Defensive Core Fund, Horizon Tactical Fixed Income Fund, and Horizon Multi-Factor Small/Mid Cap Fund (collectively, the “Renewal Funds”), the Board considered a variety of factors, including those discussed below, as well as conditions and trends prevailing generally in the economy, the securities markets and the industry. The Board noted that the Board does not treat any single factor as determinative with respect to renewal of an Advisory Agreement with respect to a Fund and that each Trustee has discretion to weight factors differently for each Fund. The Board noted that, any conclusions reached may be based on the Board’s ongoing regular review of each Fund’s performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Adviser relating to the nature, extent and quality, the Board reviewed information provided by the Adviser relating to its operations and personnel, including descriptions of its organizational and management structure, compliance and regulatory history (including its Form ADV), and its overall responsibilities for the Renewal Funds. The Board also noted its regular receipt of reports from the Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established under Rule 38a-1 of the 1940 Act. Additionally, the Board observed the scope of services provided by the Adviser over time reflecting regulatory, market, and other developments, including managing the day-to-day operations of the Renewal Funds, overseeing third-party service providers, and maintaining risk management programs such as compliance, liquidity, derivatives, and cybersecurity programs.

In its evaluation of the nature, extent, and quality of the services provided by the Adviser, the Board considered the Adviser’s management and performance during and in between Board meetings. Specific considerations included:

(a)

The skills and competency with which the Adviser has managed each Renewal Fund’s affairs, including oversight of third-party relationships, investment performance, compliance programs, brokerage matters (e.g., trade allocation and best execution), and timely responsiveness to performance issues, which the Board deemed sufficiently adequate.

(b)	The background, qualifications, and skills of the Adviser’s personnel, including the portfolio managers for each Fund.

(c)	The Adviser’s compliance policies and procedures, responsiveness to regulatory changes, and adaptation to fund industry developments.

(d)	The Adviser’s ability to supervise other service providers, oversee securities lending activities, and handle the administrative needs of the Renewal Funds.

(e)	The financial stability and capacity of the Adviser to continue delivering high-quality services.

Horizon Funds

Additional Information (Unaudited) (Continued)
November 30, 2025

(f)	The Adviser’s reputation, experience, and the benefits to shareholders of investing in a family of funds offering a variety of investment options.

Investment performance. In considering each Renewal Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Renewal Funds’ performance results and that such reviews could be considered as a part of the consideration of each Renewal Fund’s Advisory Agreement. As described in Appendix A, the Board reviewed Renewal Fund performance against the respective benchmark(s) and Peer Group median and took into account the Adviser’s analysis of each Renewal Fund’s performance and its plans and recommendations generally with respect to the Renewal Funds. The Board noted that while it found the Peer Group data generally useful, it recognized its limitations. In cases where a Fund underperformed in respective benchmark and/or Peer Group medians, the Board considered the Adviser’s explanation of such underperformance.

Following this discussion, the Board concluded that the nature, quality and extent of services provided by the Adviser with respect to each Renewal Fund supported the continuation of the Advisory Agreements.

Fees and expenses. The Board reviewed each Renewal Fund’s management fees and total expenses as compared to its Peer Group in light of the nature, extent and quality of the management and advisory services provided by the Adviser. The Board reviewed management’s discussion and analysis relative to the information set forth in Appendix A. The Board took into account management’s discussion of each Renewal Fund’s expenses. The Board also took into account that the Adviser had agreed to implement expense limitation arrangements for each Renewal Fund. The Board reviewed information provided by the Adviser concerning investment advisory fees charged by the Adviser to other clients, including separately managed accounts. The Board observed the Adviser’s discussion of the differences between the Adviser’s services to each Renewal Fund relative to the services they provide to other comparable clients. Following this discussion, the Board concluded that the advisory fee paid with respect to each of the Renewal Funds is reasonable in light of the nature, extent and quality of the services provided to the Renewal Funds under the Advisory Agreement.

Profitability/Indirect benefits. In considering the costs of the services provided and the profits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust, the Board received, reviewed and considered, among other things, the following information presented by the Adviser: information regarding the financial condition of the Adviser; information regarding the net profitability to the Adviser of each Renewal Fund; and information regarding the Adviser’s allocation methodologies used in preparing the profitability data. The Board noted that the Adviser also derives reputational and other indirect benefits from providing advisory services to the Renewal Funds. The Board considered the Adviser’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry. Based upon its review, the Board concluded that the level of profitability, if any, of the Adviser from the Adviser’s relationship with each Renewal Fund was reasonable and not excessive.

Economies of scale. In considering the extent to which a Renewal Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of shareholders, the Board considered that the Adviser has contractually agreed to implement expense limitation arrangements for each Renewal Fund. The Board considered the extent to which economies of scale will be realized as each Renewal Fund grows and whether the fee levels reflect these economies of scale to the benefit of shareholders. The Board considered that the Renewal Funds’ management fees did not have breakpoints but that the Adviser had indicated that it will continue to evaluate whether breakpoints are warranted in the future as asset levels increase. The Board also considered the effect of each Renewal Fund’s growth in size on their performance and fees. The Board also noted that if the Renewal Funds’ assets increase over time, the Renewal Funds may realize other economies of scale. The Board concluded that these considerations generally supported the renewal of the Advisory Agreements for the Renewal Funds.

Horizon Funds

Additional Information (Unaudited) (Continued)
November 30, 2025

After consideration of the above factors as well as other factors, the Board approved the continuance of the Renewal Funds’ Advisory Agreements.

APPENDIX A

Fund	Performance (as of 06/30/2025)	Fees and Expenses	Comments
Horizon Active Risk Assist® I Performance Indices: S&P 500 TR Index S&P Global BMI ex-US Net (USD)

Performance Indices –The Fund underperformed both performance indices (each as listed in the Fund’s prospectus on Form N-1A, the “Performance Indices”) for the one-, three-, five-, and ten-year periods.

Peer Group – The Fund outperformed the median of the Peer Group for the one-, three- and five-year periods, and was in line with the Peer Group for ten-year period.

Peer Group - Management fees for this Fund were higher than the Peer Group median. The Fund’s total expenses ratio was lower than the Peer Group median.

The Board took into account management’s discussion of the Fund’s performance, noting favorable performance relative to the Peer Group for the one-, three-, five-, and ten-year periods.

The Board took into account management’s discussion of the Fund’s management fees.

Horizon Active Asset Allocation I Performance Indices: S&P 500 TR Index S&P Global BMI ex-US Net (USD)

Performance Index –The Fund underperformed one of its performance indices (as listed in the Fund’s prospectus on Form N-1A, the “Performance Indices”) for the one-, three-, five-, and ten-year periods. The Fund underperformed its other performance index for the one- and three- year periods, but outperformed this performance index in the five-year and ten-year periods.

Peer Group – The Fund underperformed the peer median for the one-year period and outperformed the peer median for the three-, five- and ten-year periods.

Peer Group – Management fees for this Fund were higher than the Peer Group median. The Fund’s total expenses ratio was lower than the Peer Group median.

The Board took into account management’s discussion of the Fund’s performance, noting favorable performance relative to the Peer Group for the three-, five-, and ten-year periods.

The Board took into account management’s discussion of the Fund’s management fees.

Horizon Funds

Additional Information (Unaudited) (Continued)
November 30, 2025

Fund	Performance (as of 06/30/2025)	Fees and Expenses	Comments
Horizon Active Income I Performance Index: Bloomberg US Aggregate Bond Index

Performance Index – The Fund underperformed its performance index (as listed in the Fund’s prospectus on Form N-1A, “Performance Index”) for the one-, three- and ten-year periods but outperformed its Performance Index for the five-year period.

Peer Group – The Fund underperformed the peer median for the one-, three-, five-, and ten-year periods.

Peer Group – Management fees for this Fund were lower than the Peer Group median. The Fund’s total expenses ratio was lower than the Peer Group median.

The Board considered management’s discussion of the Fund’s performance relative to the Peer Group and Performance Index for the one-,three-, five-, and ten-year periods. The Board took into account management’s discussion of the factors that contributed to the Fund’s relative performance.

Horizon Equity Premium Income Performance Indices: S&P 500 TR Index CBOE S&P 500 Buy-Write Index

Performance Indices – The Fund outperformed one of two performance indices (each as listed in the Fund’s prospectus on Form N-1A, the “Performance Indices””) for the one-, three-, and five-year periods. The Fund underperformed its second Performance Index for the one-, three-, and five-year periods.

Peer Group – The Fund outperformed the peer median for the one- and three-year periods, and underperformed for the five-year period.

Peer Group – Management fees for this Fund were higher than the Peer Group median, but was not the highest in the Peer Group. The Fund’s total expenses ratio was higher than the Peer Group median, but was not the highest in the Peer Group.

The Board took into account management’s discussion of the Fund’s performance, noting favorable performance relative to the Peer Group for the one- and three-year periods and one of the Performance Indices for the one-, three-, and five-year periods. The Board considered that the Fund underwent a strategy change in October 2023.

The Board took into account management’s discussion of the Fund’s expenses and management fees.

Horizon Funds

Additional Information (Unaudited) (Continued)
November 30, 2025

Fund	Performance (as of 06/30/2025)	Fees and Expenses	Comments
Horizon Defensive Core Performance Index: S&P 500 TR Index

Performance Index – The Fund underperformed its performance index (as listed in the Fund’s prospectus on Form N-1A, “Performance Index”) for the one-, three-, and five-year periods.

Peer Group – The Fund underperformed the peer median for the one-, three-, and five-year periods.

Peer Group – Management fees for this Fund were higher than the Peer Group median. The Fund’s total expenses ratio was higher than the Peer Group median, but was not the highest in the Peer Group.

The Board took into account management’s discussion of the Fund’s performance, including performance relative to the Performance Index and Peer Group for the one-, three-, and five-year periods. The Board took into account management’s discussion of the factors that contributed to the Fund’s relative performance.

The Board took into account management’s discussion of the Fund’s expenses and management fees.

Horizon Multi-Factor U.S. Equity Performance Indices: S&P 500 TR Index MSCI USA Minimum Volatility Index

Performance Index – The Fund outperformed one of two performance indices (as listed in the Fund’s prospectus on Form N-1A, the “Performance Indices”) for the three-year and five-year periods, but underperformed the other Performance Index over the three-year and five-year periods and underperformed both Performance Indices over the one-year period.

Peer Group – The Fund outperformed the peer median for the one-year period and underperformed for the three-year period. The Fund’s five-year performance was in-line with the Peer Group median.

Peer Group – Management fees for this Fund were higher than the Peer Group median, but was not the highest in the Peer Group. The Fund’s total expenses ratio was lower than the Peer Group median.

The Board took into account management’s discussion of the Fund’s performance, noting favorable performance relative to the Peer Group for the one- and three-year periods, and one of the Performance Indices for the three-year period.

The Board took into account management’s discussion of the Fund’s management fees.

Horizon Funds

Additional Information (Unaudited) (Continued)
November 30, 2025

Fund	Performance (as of 06/30/2025)	Fees and Expenses	Comments
Horizon Defined Risk Performance Index: Blended Defined Risk Benchmark

Performance Index – The Fund outperformed its performance index (as identified in the Broadridge Report, “Performance Index”) for the one-, three-, and five-year periods.

Peer Group – The Fund outperformed the peer median for the one- and three-year periods and was in line with the peer median for the five-year period.

Peer Group – Management fees for this Fund were higher than the Peer Group median. The Fund’s total expenses ratio was lower than the Peer Group median.

The Board took into account management’s discussion of the Fund’s performance, noting favorable performance relative to the Performance Index and Peer Group for the one-, three-, and five-year periods.

The board took into account management’s discussion of the Fund’s management fees.

Horizon Tactical Fixed Income Performance Index: Bloomberg US Aggregate Bond Index

Performance Index – The Fund underperformed its performance index (as listed in the Fund’s prospectus on Form N-1A, “Performance Index”) for the one-year period.

Peer Group – The Fund underperformed the peer median for the one-year period.

Peer Group – Management fees for this Fund were lower than the Peer Group median. The Fund’s total expenses ratio was lower than the Peer Group median.

The Board took into account management’s discussion of the Fund’s performance, including the performance relative to the Peer Group and Performance Index for the one-year period. The Board took into account management’s discussion of the factors that contributed to the Fund’s relative performance.

Horizon Multi-Factor Small/Mid Cap Fund Performance Index: S&P 1000 TR Index

Performance Index – The Fund outperformed its performance index (as listed in the Fund’s prospectus on Form N-1A, “Performance Index”) for the one-year period.

Peer Group – The Fund outperformed the peer median for the one-year period.

		Peer Group – Management fees for this Fund were lower than the Peer Group median. The Fund’s total expenses ratio was lower than the Peer Group median.	The Board took into account management’s discussion of the Fund’s performance, noting favorable performance relative to the Peer Group and Performance Index for the one-year period.

PRIVACY NOTICE (Unaudited)

February 2016

FACTS	WHAT DOES HORIZON FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account information

● Account balance and transaction history

● Wire Transfer Instructions

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Horizon Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Horizon Funds share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences or creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-855-754-7932

Who we are
Who is providing this notice?	Horizon Funds
What we do
How does Horizon Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Horizon Funds collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include companies such as Horizon Investments, LLC.
Non-affiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

● Non-affiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers, and nonfinancial companies such as fulfillment, proxy voting, and class action service providers.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Horizon Funds does not jointly market.

Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300

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Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300
Charlotte, NC 28277

Distributor
Quasar Distributors, LLC
111 E. Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling l-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Funds’ Part F of Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling 1-855-754-7932.

HORIZON FUNDS	Financial Statements

Horizon Core Bond ETF	Horizon Core Equity ETF
BNDY	STOX

Horizon Digital Frontier ETF	Horizon Dividend Income ETF
YNOT	DIVN

Horizon Expedition Plus ETF	Horizon Flexible Income ETF
HBTA	FLXN

Horizon Landmark ETF	Horizon Managed Risk ETF
BENJ	SFTY

Horizon Nasdaq-100 Defined Risk ETF
QGRD

November 30, 2025

Investor Information: 1-855-754-7932

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Horizon Core Bond ETF, Horizon Core Equity ETF, Horizon Digital Frontier ETF, Horizon Dividend Income ETF, Horizon Expedition Plus ETF, Horizon Flexible Income ETF, Horizon Landmark ETF, Horizon Managed Risk ETF, and Horizon Nasdaq-100 Defined Risk ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Horizon Funds

Table of Contents
Schedules of Investments and Written Options	1
Statements of Assets and Liabilities	45
Statements of Operations	47
Statements of Changes in Net Assets	49
Financial Highlights	52
Notes to Financial Statements	61
Report of Independent Registered Public Accounting Firm	81
Additional Information	82
Privacy Notice	86

Horizon Core Bond ETF Schedule of Investments November 30, 2025

	Shares	Value
EXCHANGE TRADED FUNDS — 97.7%
State Street SPDR Portfolio Aggregate Bond ETF (a)(b)	6,973,510	$181,450,731
TOTAL EXCHANGE TRADED FUNDS (Cost $177,475,231)		181,450,731

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.1% (c)
Put Options — 0.1% (d)(e)
iShares 20+ Year Treasury Bond ETF, Expiration: 12/09/2025; Exercise Price: $85.17	$46,395,003	5,143	15,583
SPDR S&P 500 ETF Trust, Expiration: 12/09/2025; Exercise Price: $635.24 (g)	92,462,667	1,353	24,679
TOTAL PURCHASED OPTIONS (Cost $346,567)			40,262

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 2.0%
First American Government Obligations Fund - Class X, 3.92% (f)	3,797,018	3,797,018
TOTAL MONEY MARKET FUNDS (Cost $3,797,018)		3,797,018

TOTAL INVESTMENTS — 99.8% (Cost $181,618,816)		185,288,011
Other Assets in Excess of Liabilities — 0.2%		414,602
TOTAL NET ASSETS — 100.0%		$185,702,613

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $78,569,680.

(c)	Non-income producing security.

(d)	100 shares per contract.

(e)	Exchange-traded.

(f)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

(g)	Held in connection with written option contracts. See Schedule of Written Options for further information.

See accompanying notes to financial statements.

1

Horizon Core Bond ETF Schedule of Written Options November 30, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.1)%
Put Options — (0.1)% (a)(b)
iShares 20+ Year Treasury Bond ETF, Expiration: 12/09/2025; Exercise Price: $87.87	$(46,395,003)	(5,143)	$(35,281)
SPDR S&P 500 ETF Trust, Expiration: 12/09/2025; Exercise Price: $668.15	(92,462,667)	(1,353)	(186,362)
TOTAL WRITTEN OPTIONS (Premiums received $1,042,522)			$(221,643)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

See accompanying notes to financial statements.

2

Horizon Core Equity ETF Schedule of Investments November 30, 2025

	Shares	Value
COMMON STOCKS — 91.8%
Aerospace & Defense — 2.4%
General Dynamics Corp.	917	$313,275
General Electric Co.	1,373	409,772
Howmet Aerospace, Inc.	1,046	214,001
L3Harris Technologies, Inc.	740	206,230
Lockheed Martin Corp.	509	233,051
Northrop Grumman Corp.	480	274,680
RTX Corp.	2,318	405,441
		2,056,450
Air Freight & Logistics — 0.2%
FedEx Corp.	774	213,376

Automobiles — 1.5%
Ford Motor Co.	30,606	406,448
General Motors Co.	6,474	475,968
Tesla, Inc. (a)	1,058	455,120
		1,337,536
Banks — 3.0%
Bank of America Corp.	12,869	690,422
Citigroup, Inc.	3,698	383,113
JPMorgan Chase & Co.	2,408	753,896
PNC Financial Services Group, Inc.	893	170,313
US Bancorp	4,019	197,132
Wells Fargo & Co.	4,479	384,522
		2,579,398
Beverages — 1.6%
Coca-Cola Co.	8,556	625,615
Monster Beverage Corp. (a)	3,418	256,316
PepsiCo, Inc.	3,171	471,654
		1,353,585
Biotechnology — 1.9%
AbbVie, Inc.	3,325	757,102
Amgen, Inc.	709	244,931
Gilead Sciences, Inc.	2,570	323,409
Regeneron Pharmaceuticals, Inc.	250	195,048
Vertex Pharmaceuticals, Inc. (a)	304	131,817
		1,652,307
Broadline Retail — 1.3%
Amazon.com, Inc. (a)	4,936	1,151,174

Building Products — 0.3%
Trane Technologies PLC	639	269,326

See accompanying notes to financial statements.

3

Horizon Core Equity ETF Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Capital Markets — 3.5%
Bank of New York Mellon Corp.	1,877	$210,412
Blackrock, Inc.	275	288,008
Charles Schwab Corp.	4,790	444,177
CME Group, Inc.	787	221,509
Goldman Sachs Group, Inc.	311	256,898
Intercontinental Exchange, Inc.	1,261	198,355
Moody’s Corp.	416	204,164
Morgan Stanley	2,286	387,843
Nasdaq, Inc.	2,097	190,659
Robinhood Markets, Inc. - Class A (a)	1,944	249,785
S&P Global, Inc.	716	357,162
		3,008,972
Chemicals — 0.7%
Corteva, Inc.	2,731	184,261
Linde PLC	581	238,396
Sherwin-Williams Co.	505	173,563
		596,220
Commercial Services & Supplies — 0.6%
Republic Services, Inc.	1,097	238,115
Waste Management, Inc.	1,228	267,544
		505,659
Communications Equipment — 1.0%
Arista Networks, Inc. (a)	2,278	297,689
Cisco Systems, Inc.	6,840	526,270
Motorola Solutions, Inc.	200	73,936
		897,895
Consumer Finance — 0.7%
American Express Co.	1,569	573,109

Consumer Staples Distribution & Retail — 2.7%
Costco Wholesale Corp.	888	811,268
Walmart, Inc.	13,577	1,500,394
		2,311,662
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	4,166	108,399
Verizon Communications, Inc.	2,159	88,757
		197,156
Electric Utilities — 1.8%
American Electric Power Co., Inc.	3,047	377,127
Constellation Energy Corp.	1,042	379,663
Duke Energy Corp.	3,084	382,231

See accompanying notes to financial statements.

4

Horizon Core Equity ETF Schedule of Investments (Continued) November 30, 2025

	Shares	Value
NextEra Energy, Inc.	4,780	$412,467
		1,551,488
Electrical Equipment — 0.8%
AMETEK, Inc.	1,041	206,003
Eaton Corp. PLC	503	173,983
GE Vernova, Inc.	453	271,696
		651,682
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. - Class A	1,945	274,051
Corning, Inc.	1,017	85,631
TE Connectivity PLC	338	76,439
		436,121
Entertainment — 0.7%
Netflix, Inc. (a)	3,974	427,523
Walt Disney Co.	1,126	117,633
Warner Bros Discovery, Inc. (a)	3,781	90,744
		635,900
Financial Services — 3.9%
Berkshire Hathaway, Inc. - Class B (a)	3,797	1,950,937
Mastercard, Inc. - Class A	1,549	852,771
Visa, Inc. - Class A	1,696	567,210
		3,370,918
Ground Transportation — 1.0%
CSX Corp.	6,160	217,818
Uber Technologies, Inc. (a)	4,586	401,458
Union Pacific Corp.	1,105	256,172
		875,448
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	3,048	392,887
Boston Scientific Corp. (a)	2,652	269,390
Edwards Lifesciences Corp. (a)	1,027	89,010
Intuitive Surgical, Inc. (a)	627	359,572
Medtronic PLC	2,556	269,224
Stryker Corp.	432	160,350
		1,540,433
Health Care Providers & Services — 1.9%
Cardinal Health, Inc.	442	93,819
Cencora, Inc.	299	110,310
Cigna Group	318	88,175
CVS Health Corp.	2,612	209,900
Elevance Health, Inc.	437	147,820
HCA Healthcare, Inc.	480	243,979

See accompanying notes to financial statements.

5

Horizon Core Equity ETF Schedule of Investments (Continued) November 30, 2025

	Shares	Value
McKesson Corp.	190	$167,413
UnitedHealth Group, Inc.	1,829	603,149
		1,664,565
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.	124	609,422
DoorDash, Inc. - Class A (a)	1,579	313,226
McDonald’s Corp.	2,012	627,382
		1,550,030
Household Products — 0.9%
Procter & Gamble Co.	5,329	789,545

Industrial Conglomerates — 0.6%
3M Co.	1,260	216,783
Honeywell International, Inc.	1,552	298,279
		515,062
Insurance — 2.0%
Allstate Corp.	948	201,905
Aon PLC - Class A	580	205,274
Chubb Ltd.	1,178	348,900
Hartford Insurance Group, Inc.	1,342	183,894
Marsh & McLennan Cos., Inc.	1,225	224,726
Progressive Corp.	1,639	374,987
Travelers Cos., Inc.	790	231,359
		1,771,045
Interactive Media & Services — 9.2%
Alphabet, Inc. - Class A (b)	20,771	6,650,459
Meta Platforms, Inc. - Class A	2,143	1,388,557
		8,039,016
IT Services — 0.5%
Accenture PLC - Class A	743	185,750
International Business Machines Corp.	887	273,710
		459,460
Life Sciences Tools & Services — 0.6%
Danaher Corp.	1,044	236,758
Thermo Fisher Scientific, Inc.	498	294,234
		530,992
Machinery — 1.1%
Caterpillar, Inc.	667	384,032
Cummins, Inc.	555	276,379
Parker-Hannifin Corp.	334	287,808
		948,219

See accompanying notes to financial statements.

6

Horizon Core Equity ETF Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Media — 0.1%
Comcast Corp. - Class A	3,091	$82,499

Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	4,309	185,201
Newmont Corp.	3,668	332,797
		517,998
Oil, Gas & Consumable Fuels — 3.3%
Chevron Corp.	4,560	689,153
ConocoPhillips	3,199	283,719
EOG Resources, Inc.	1,535	165,550
Exxon Mobil Corp.	8,723	1,011,170
Kinder Morgan, Inc.	6,908	188,726
Marathon Petroleum Corp.	890	172,420
Valero Energy Corp.	909	160,675
Williams Cos., Inc.	3,175	193,453
		2,864,866
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	3,718	182,925
Eli Lilly & Co.	1,091	1,173,338
Johnson & Johnson	5,088	1,052,809
Merck & Co., Inc.	5,563	583,169
Pfizer, Inc.	11,197	288,211
Zoetis, Inc.	665	85,240
		3,365,692
Professional Services — 0.2%
Automatic Data Processing, Inc.	733	187,135

Real Estate Management & Development — 0.2%
CBRE Group, Inc. - Class A (a)	1,110	179,631

Semiconductors & Semiconductor Equipment — 13.6%
Advanced Micro Devices, Inc. (a)	2,590	563,403
Analog Devices, Inc.	354	93,930
Applied Materials, Inc.	1,044	263,349
Broadcom, Inc.	10,069	4,057,404
Intel Corp. (a)	2,757	111,824
KLA Corp.	124	145,758
Lam Research Corp.	2,295	358,020
Micron Technology, Inc.	2,243	530,425
NVIDIA Corp.	30,016	5,312,832
QUALCOMM, Inc.	1,789	300,713
Texas Instruments, Inc.	515	86,659
		11,824,317

See accompanying notes to financial statements.

7

Horizon Core Equity ETF Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Software — 9.9%
Adobe, Inc. (a)	572	$183,114
AppLovin Corp. - Class A (a)	174	104,310
Autodesk, Inc. (a)	289	87,665
Cadence Design Systems, Inc. (a)	268	83,573
Intuit, Inc.	299	189,590
Microsoft Corp.	11,769	5,790,466
Oracle Corp.	4,337	875,857
Palantir Technologies, Inc. - Class A (a)	4,561	768,301
Roper Technologies, Inc.	180	80,320
Salesforce, Inc.	1,373	316,531
ServiceNow, Inc. (a)	110	89,365
		8,569,092
Specialty Retail — 3.7%
AutoZone, Inc. (a)	120	474,520
Home Depot, Inc.	2,185	779,870
Lowe’s Cos., Inc.	1,656	401,547
O’Reilly Automotive, Inc. (a)	4,723	480,329
Ross Stores, Inc.	2,461	434,022
TJX Cos., Inc.	4,434	673,613
		3,243,901
Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	14,131	3,940,429
Western Digital Corp.	573	93,588
		4,034,017
Tobacco — 0.8%
Altria Group, Inc.	5,348	315,586
Philip Morris International, Inc.	2,638	415,432
		731,018
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	941	196,678
TOTAL COMMON STOCKS (Cost $74,133,410)		79,830,593

EXCHANGE TRADED FUNDS — 6.8%
Roundhill Magnificent Seven ETF (b)	88,790	5,927,620
TOTAL EXCHANGE TRADED FUNDS (Cost $5,863,195)		5,927,620

REAL ESTATE INVESTMENT TRUSTS - COMMON — 1.3%
Health Care REITs — 0.3%
Welltower, Inc.	1,383	287,968

Industrial REITs — 0.3%
Prologis, Inc.	2,273	292,149

See accompanying notes to financial statements.

8

Horizon Core Equity ETF Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Retail REITs — 0.2%
Simon Property Group, Inc.	1,037	$193,214

Specialized REITs — 0.5%
American Tower Corp.	1,047	189,789
Equinix, Inc.	261	196,614
		386,403
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,121,690)		1,159,734

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.0% (a)
Put Options — 0.0% (c)
SPDR S&P 500 ETF Trust (d)(e)(g)
Expiration: 12/02/2025; Exercise Price: $655.79	$10,660,884	156	834
Expiration: 12/02/2025; Exercise Price: $658.10	3,621,967	53	330
Expiration: 12/16/2025; Exercise Price: $635.33	10,592,545	155	11,988
Expiration: 12/16/2025; Exercise Price: $648.67	3,621,967	53	7,167
TOTAL PURCHASED OPTIONS (Cost $226,766)			20,319

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class X, 3.92% (f)	81,772	81,772
TOTAL MONEY MARKET FUNDS (Cost $81,772)		81,772

TOTAL INVESTMENTS — 100.0% (Cost $81,426,833)		87,020,038
Liabilities in Excess of Other Assets — (0.0) (c)		(20,367)
TOTAL NET ASSETS — 100.0%		$86,999,671

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $9,369,733.

(c)	Represents less than 0.05% of net assets.

(d)	Exchange-traded.

(e)	100 shares per contract.

(f)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

(g)	Held in connection with written option contracts. See Schedule of Written Options for further information.

See accompanying notes to financial statements.

9

Horizon Core Equity ETF Schedule of Written Options November 30, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.1)%
Put Options — (0.1)%
SPDR S&P 500 ETF Trust (a)(b)
Expiration: 12/02/2025; Exercise Price: $665.65	$(3,621,967)	(53)	$(674)
Expiration: 12/02/2025; Exercise Price: $670.04	(10,660,884)	(156)	(3,706)
Expiration: 12/16/2025; Exercise Price: $653.55	(10,592,545)	(155)	(26,353)
Expiration: 12/16/2025; Exercise Price: $663.31	(3,621,967)	(53)	(14,421)
TOTAL WRITTEN OPTIONS (Premiums received $366,596)			$(45,154)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

10

Horizon Digital Frontier ETF Schedule of Investments November 30, 2025

	Shares	Value
COMMON STOCKS — 99.5%
Aerospace & Defense — 1.8%
AeroVironment, Inc. (a)(b)	2,290	$639,963
Axon Enterprise, Inc. (a)(b)	265	143,137
BAE Systems PLC - ADR	1,186	101,652
Howmet Aerospace, Inc.	869	177,789
		1,062,541
Automobiles — 2.3%
BYD Co. Ltd. - ADR	16,676	208,950
Tesla, Inc. (a)(b)	2,751	1,183,398
		1,392,348
Banks — 1.0%
Itau Unibanco Holding SA - ADR	24,576	191,693
JPMorgan Chase & Co. (b)	497	155,601
NU Holdings Ltd./Cayman Islands - Class A (a)(b)	13,455	233,982
		581,276
Broadline Retail — 8.9%
Alibaba Group Holding Ltd. - ADR (b)	3,641	572,729
Amazon.com, Inc. (a)(b)	16,025	3,737,351
Coupang, Inc. (a)	4,870	137,139
JD.com, Inc. - ADR	3,759	112,131
PDD Holdings, Inc. - ADR (a)(b)	2,085	242,027
Prosus NV - ADR	24,262	304,973
Sea Ltd. - ADR (a)(b)	1,552	215,744
		5,322,094
Building Products — 0.5%
Johnson Controls International PLC (b)	1,240	144,224
Trane Technologies PLC	333	140,353
		284,577
Capital Markets — 1.4%
Coinbase Global, Inc. - Class A (a)(b)	675	184,153
Goldman Sachs Group, Inc.	193	159,426
Interactive Brokers Group, Inc. - Class A (b)	2,847	185,112
Robinhood Markets, Inc. - Class A (a)(b)	2,272	291,929
		820,620
Communications Equipment — 1.0%
Arista Networks, Inc. (a)(b)	4,689	612,759

Construction & Engineering — 1.3%
Comfort Systems USA, Inc. (b)	144	140,679
Quanta Services, Inc. (b)	1,413	656,876
		797,555

See accompanying notes to financial statements.

11

Horizon Digital Frontier ETF Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Consumer Finance — 0.2%
SoFi Technologies, Inc. (a)	4,489	$133,413

Diversified Telecommunication Services — 0.3%
Deutsche Telekom AG - ADR (b)	6,213	199,934

Electric Utilities — 2.4%
Constellation Energy Corp. (b)	1,904	693,742
NRG Energy, Inc. (b)	4,337	735,078
		1,428,820
Electrical Equipment — 4.8%
ABB Ltd. - ADR (b)	7,202	516,816
Eaton Corp. PLC (b)	1,659	573,832
GE Vernova, Inc. (b)	1,246	747,313
Schneider Electric SE - ADR	10,485	562,415
Vertiv Holdings Co. - Class A (b)	2,521	453,099
		2,853,475
Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp. - Class A (b)	5,010	705,909
Corning, Inc. (b)	2,440	205,448
		911,357
Entertainment — 2.3%
NetEase, Inc. - ADR	1,202	165,936
Netflix, Inc. (a)(b)	8,189	880,973
Spotify Technology SA (a)(b)	514	307,819
		1,354,728
Financial Services — 0.2%
Block, Inc. (a)(b)	1,730	115,564

Ground Transportation — 0.6%
Uber Technologies, Inc. (a)(b)	4,054	354,887

Health Care Equipment & Supplies — 0.5%
Intuitive Surgical, Inc. (a)(b)	533	305,665

Independent Power and Renewable Electricity Producers — 1.0%
Vistra Corp. (b)	3,475	621,538

Industrial Conglomerates — 2.8%
Hitachi Ltd. - ADR (b)	16,760	536,152
Siemens AG - ADR (b)	8,529	1,131,287
		1,667,439

See accompanying notes to financial statements.

12

Horizon Digital Frontier ETF Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Interactive Media & Services — 17.4%
Alphabet, Inc. - Class C (b)	18,835	$6,029,460
Baidu, Inc. - ADR (a)	1,009	117,942
Meta Platforms, Inc. - Class A (b)	4,559	2,954,004
Reddit, Inc. - Class A (a)	632	136,809
Tencent Holdings Ltd. - ADR (b)	15,035	1,188,367
		10,426,582
IT Services — 3.0%
Akamai Technologies, Inc. (a)(b)	1,207	108,051
Cloudflare, Inc. - Class A (a)(b)	1,101	220,431
Cognizant Technology Solutions Corp. - Class A (b)	3,101	240,979
International Business Machines Corp. (b)	4,030	1,243,577
		1,813,038
Machinery — 0.4%
Caterpillar, Inc.	449	258,516

Metals & Mining — 0.2%
Freeport-McMoRan, Inc. (b)	2,949	126,748

Oil, Gas & Consumable Fuels — 0.2%
Williams Cos., Inc.	2,409	146,780

Semiconductors & Semiconductor Equipment — 23.3%
Advanced Micro Devices, Inc. (a)(b)	2,688	584,721
Applied Materials, Inc. (b)	1,987	501,221
ARM Holdings PLC - ADR (a)(b)	2,352	318,837
Astera Labs, Inc. (a)(b)	619	97,536
Broadcom, Inc. (b)	10,507	4,233,901
Infineon Technologies AG - ADR (b)	4,285	180,998
KLA Corp. (b)	379	445,503
Lam Research Corp. (b)	3,407	531,492
Micron Technology, Inc. (b)	2,814	665,455
Monolithic Power Systems, Inc. (b)	148	137,369
NVIDIA Corp. (b)	28,428	5,031,756
Rigetti Computing, Inc. (a)(b)	1,936	49,503
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	4,056	1,182,365
		13,960,657
Software — 18.6%
Adobe, Inc. (a)(b)	524	167,748
AppLovin Corp. - Class A (a)(b)	981	588,090
Autodesk, Inc. (a)(b)	528	160,164
Cadence Design Systems, Inc. (a)(b)	818	255,085
Datadog, Inc. - Class A (a)(b)	1,148	183,691
D-Wave Quantum, Inc. (a)(b)	2,601	58,965

See accompanying notes to financial statements.

13

Horizon Digital Frontier ETF Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Fortinet, Inc. (a)(b)	2,329	$188,952
Intuit, Inc. (b)	555	351,914
Microsoft Corp. (b)	11,642	5,727,980
Oracle Corp. (b)	2,047	413,392
Palantir Technologies, Inc. - Class A (a)(b)	5,903	994,360
Palo Alto Networks, Inc. (a)(b)	1,498	284,815
Qualys, Inc. (a)(b)	702	98,877
Salesforce, Inc. (b)	1,958	451,397
SAP SE - ADR (b)	1,742	421,129
ServiceNow, Inc. (a)(b)	549	446,013
Strategy, Inc. (a)	758	134,302
Tenable Holdings, Inc. (a)(b)	3,081	81,708
Workday, Inc. - Class A (a)(b)	560	120,747
		11,129,329
Technology Hardware, Storage & Peripherals — 1.6%
Dell Technologies, Inc. - Class C (b)	2,495	332,708
Hewlett Packard Enterprise Co. (b)	4,866	106,419
IonQ, Inc. (a)(b)	1,176	57,977
Pure Storage, Inc. - Class A (a)(b)	1,428	127,035
Quantum Computing, Inc. (a)(b)	4,279	50,064
Super Micro Computer, Inc. (a)(b)	2,202	74,538
Western Digital Corp. (b)	1,371	223,926
		972,667
TOTAL COMMON STOCKS (Cost $55,377,090)		59,654,907

REAL ESTATE INVESTMENT TRUSTS - COMMON — 0.3%
Specialized REITs — 0.3%
Digital Realty Trust, Inc. (b)	971	155,477
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $170,871)		155,477

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.1% (a)
Call Options — 0.1%
iShares Bitcoin Trust ETF, Expiration: 01/16/2026; Exercise Price: $61.50 (c)(d)(f)	$1,304,215	253	19,620
TOTAL PURCHASED OPTIONS (Cost $129,857)			19,620

See accompanying notes to financial statements.

14

Horizon Digital Frontier ETF Schedule of Investments (Continued) November 30, 2025

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.6%
First American Government Obligations Fund - Class X, 3.92% (e)	381,996	$381,996
TOTAL MONEY MARKET FUNDS (Cost $381,996)		381,996

TOTAL INVESTMENTS — 100.5% (Cost $56,059,814)		60,212,000
Liabilities in Excess of Other Assets — (0.5)%		(273,561)
TOTAL NET ASSETS — 100.0%		$59,938,439

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $46,601,386.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.

See accompanying notes to financial statements.

15

Horizon Digital Frontier ETF Schedule of Written Options November 30, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.4)%
Put Options — (0.4)%
iShares Bitcoin Trust ETF, Expiration: 01/16/2026; Exercise Price: $61.50 (a)(b)	$(1,304,215)	(253)	$(261,858)
TOTAL WRITTEN OPTIONS (Premiums received $138,070)			$(261,858)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

16

Horizon Dividend Income ETF Schedule of Investments November 30, 2025

	Shares	Value
COMMON STOCKS — 99.5%
Aerospace & Defense — 0.1%
Lockheed Martin Corp.	264	$120,875

Air Freight & Logistics — 0.3%
FedEx Corp.	1,256	346,254

Banks — 0.8%
Fifth Third Bancorp	6,402	278,231
M&T Bank Corp.	1,680	319,570
PNC Financial Services Group, Inc.	749	142,849
Regions Financial Corp.	8,927	227,192
		967,842
Beverages — 1.5%
Constellation Brands, Inc. - Class A	2,626	358,134
Molson Coors Beverage Co. - Class B	2,781	129,344
PepsiCo, Inc.	9,958	1,481,153
		1,968,631
Biotechnology — 8.4%
AbbVie, Inc.	17,404	3,962,891
Amgen, Inc.	11,188	3,865,006
Gilead Sciences, Inc.	22,369	2,814,915
		10,642,812
Building Products — 0.3%
A O Smith Corp.	1,864	122,987
Allegion PLC	735	122,032
Masco Corp.	1,927	125,004
		370,023
Capital Markets — 2.4%
Ameriprise Financial, Inc.	270	123,050
Blackstone, Inc.	7,293	1,067,841
CME Group, Inc.	2,376	668,749
FactSet Research Systems, Inc.	459	127,267
Franklin Resources, Inc.	5,374	121,399
Invesco Ltd.	5,225	127,751
MSCI, Inc.	631	355,707
T Rowe Price Group, Inc.	3,923	401,637
		2,993,401
Chemicals — 0.3%
CF Industries Holdings, Inc.	2,135	168,024
Eastman Chemical Co.	1,998	124,036
LyondellBasell Industries NV - Class A	2,733	133,890
		425,950

See accompanying notes to financial statements.

17

Horizon Dividend Income ETF Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Commercial Services & Supplies — 0.1%
Rollins, Inc.	2,036	$125,173

Communications Equipment — 1.5%
Cisco Systems, Inc.	25,647	1,973,280

Consumer Finance — 0.3%
Synchrony Financial	4,345	336,129

Consumer Staples Distribution & Retail — 0.2%
Target Corp.	2,757	249,839

Containers & Packaging — 0.2%
Avery Dennison Corp.	695	119,797
Packaging Corp. of America	615	125,503
		245,300
Distributors — 0.2%
LKQ Corp.	3,993	118,552
Pool Corp.	471	114,736
		233,288
Diversified Telecommunication Services — 3.5%
AT&T, Inc.	63,874	1,662,001
Verizon Communications, Inc.	67,853	2,789,437
		4,451,438
Electric Utilities — 0.2%
Edison International	3,684	216,951

Electronic Equipment, Instruments & Components — 0.9%
TE Connectivity PLC	4,927	1,114,241

Energy Equipment & Services — 0.2%
Halliburton Co.	4,528	118,724
SLB Ltd.	4,332	156,992
		275,716
Financial Services — 0.1%
Jack Henry & Associates, Inc.	798	139,235

Food Products — 1.0%
Conagra Brands, Inc.	7,097	126,681
General Mills, Inc.	4,553	215,585
Hershey Co.	3,642	684,987
Hormel Foods Corp.	5,627	130,603
Lamb Weston Holdings, Inc.	1,958	115,639
		1,273,495

See accompanying notes to financial statements.

18

Horizon Dividend Income ETF Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Ground Transportation — 1.7%
Union Pacific Corp.	9,527	$2,208,644

Health Care Providers & Services — 0.1%
Quest Diagnostics, Inc.	681	128,832

Hotels, Restaurants & Leisure — 4.1%
Darden Restaurants, Inc.	1,816	326,117
Domino’s Pizza, Inc.	363	152,326
Las Vegas Sands Corp.	4,673	318,512
McDonald’s Corp.	11,731	3,657,960
Starbucks Corp.	1,525	132,843
Yum! Brands, Inc.	3,764	576,682
		5,164,440
Household Durables — 0.5%
Garmin Ltd.	3,283	641,236

Household Products — 5.0%
Clorox Co.	1,382	149,173
Colgate-Palmolive Co.	13,086	1,051,984
Kimberly-Clark Corp.	2,948	321,686
Procter & Gamble Co.	32,521	4,818,311
		6,341,154
Insurance — 4.5%
Aflac, Inc.	1,115	122,996
Allstate Corp.	1,975	420,635
Cincinnati Financial Corp.	1,979	331,661
Erie Indemnity Co. - Class A	597	176,407
Everest Group Ltd.	383	120,373
Hartford Insurance Group, Inc.	3,714	508,929
Marsh & McLennan Cos., Inc.	5,562	1,020,349
Principal Financial Group, Inc.	1,479	125,449
Progressive Corp.	12,365	2,828,988
Prudential Financial, Inc.	1,155	125,029
		5,780,816
Interactive Media & Services — 0.1%
Match Group, Inc.	3,848	128,177

IT Services — 4.4%
Accenture PLC - Class A	17,048	4,262,000
Cognizant Technology Solutions Corp. - Class A	16,582	1,288,587
		5,550,587
Leisure Products — 0.1%
Hasbro, Inc.	1,597	131,912

See accompanying notes to financial statements.

19

Horizon Dividend Income ETF Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Machinery — 2.5%
IDEX Corp.	725	$126,099
Illinois Tool Works, Inc.	5,710	1,423,389
Nordson Corp.	527	125,247
PACCAR, Inc.	11,401	1,201,894
Snap-on, Inc.	826	280,881
		3,157,510
Media — 1.9%
Comcast Corp. - Class A	85,843	2,291,150
Omnicom Group, Inc.	1,650	118,173
		2,409,323
Multi-Utilities — 0.2%
DTE Energy Co.	1,560	213,767

Oil, Gas & Consumable Fuels — 13.9%
APA Corp.	5,498	137,285
Chevron Corp. (b)	39,580	5,981,725
ConocoPhillips	17,801	1,578,771
Coterra Energy, Inc.	10,814	290,248
Devon Energy Corp.	3,731	138,271
Diamondback Energy, Inc.	871	132,906
EOG Resources, Inc.	12,132	1,308,436
Expand Energy Corp.	3,423	417,366
Exxon Mobil Corp. (b)	46,130	5,347,390
Kinder Morgan, Inc.	4,701	128,431
Occidental Petroleum Corp.	14,814	622,188
ONEOK, Inc.	6,669	485,637
Targa Resources Corp.	3,359	588,866
Texas Pacific Land Corp.	132	114,086
Valero Energy Corp.	719	127,091
Williams Cos., Inc.	4,788	291,733
		17,690,430
Personal Care Products — 0.1%
Kenvue, Inc.	7,603	131,912

Pharmaceuticals — 11.5%
Bristol-Myers Squibb Co.	42,368	2,084,506
Johnson & Johnson (b)	23,700	4,904,004
Merck & Co., Inc.	56,497	5,922,580
Pfizer, Inc.	36,727	945,353
Zoetis, Inc.	5,915	758,185
		14,614,628
Professional Services — 2.0%
Automatic Data Processing, Inc.	5,640	1,439,892

See accompanying notes to financial statements.

20

Horizon Dividend Income ETF Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Broadridge Financial Solutions, Inc.	1,438	$327,994
Paychex, Inc.	6,722	750,780
		2,518,666
Semiconductors & Semiconductor Equipment — 11.8%
Analog Devices, Inc.	6,218	1,649,884
Applied Materials, Inc.	8,212	2,071,477
KLA Corp.	1,233	1,449,355
Lam Research Corp.	10,093	1,574,508
NXP Semiconductors NV	4,284	835,123
QUALCOMM, Inc.	25,929	4,358,406
Skyworks Solutions, Inc.	13,935	919,013
Texas Instruments, Inc.	12,897	2,170,178
		15,027,944
Specialty Retail — 3.3%
Best Buy Co., Inc.	1,612	127,799
Home Depot, Inc.	5,865	2,093,336
Lowe’s Cos., Inc.	4,334	1,050,908
TJX Cos., Inc.	4,680	710,986
Williams-Sonoma, Inc.	1,373	247,154
		4,230,183
Technology Hardware, Storage & Peripherals — 1.7%
HP, Inc.	42,368	1,034,627
NetApp, Inc.	9,715	1,083,805
		2,118,432
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc. - Class B	2,948	190,529
Ralph Lauren Corp.	393	144,361
Tapestry, Inc.	1,140	124,579
		459,469
Tobacco — 4.0%
Altria Group, Inc.	42,247	2,492,995
Philip Morris International, Inc.	16,774	2,641,570
		5,134,565
Trading Companies & Distributors — 0.6%
Fastenal Co.	14,227	574,771
WW Grainger, Inc.	263	249,489
		824,260
Wireless Telecommunication Services — 2.6%
T-Mobile US, Inc.	16,067	3,358,164
TOTAL COMMON STOCKS (Cost $121,040,500)		126,434,924

See accompanying notes to financial statements.

21

Horizon Dividend Income ETF Schedule of Investments (Continued) November 30, 2025

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class X, 3.92% (a)	246,449	$246,449
TOTAL MONEY MARKET FUNDS (Cost $246,449)		246,449

TOTAL INVESTMENTS — 99.7% (Cost $121,286,949)		126,681,373
Other Assets in Excess of Liabilities — 0.3%		317,713
TOTAL NET ASSETS — 100.0%		$126,999,086

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $16,130,717.

See accompanying notes to financial statements.

22

Horizon Dividend Income ETF Schedule of Written Options November 30, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.1)%
Call Options — (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 12/02/2025; Exercise Price: $682.92 (a)(b)	$(27,882,312)	(408)	$(110,429)
TOTAL WRITTEN OPTIONS (Premiums received $35,386)			$(110,429)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

23

Horizon Expedition Plus ETF

Schedule of Investments

November 30, 2025

	Shares	Value
COMMON STOCKS — 89.4%
Aerospace & Defense — 2.6%
Boeing Co. (a)	1,817	$343,413
General Dynamics Corp.	865	295,510
General Electric Co.	3,497	1,043,679
Howmet Aerospace, Inc.	1,647	336,960
L3Harris Technologies, Inc.	549	153,001
RTX Corp.	3,900	682,149
TransDigm Group, Inc.	152	206,746
		3,061,458
Air Freight & Logistics — 0.2%
FedEx Corp.	817	225,231

Automobiles — 2.2%
Ford Motor Co.	14,062	186,743
General Motors Co.	3,239	238,131
Tesla, Inc. (a)	5,016	2,157,733
		2,582,607
Banks — 4.1%
Bank of America Corp.	20,559	1,102,990
Citigroup, Inc.	5,882	609,375
JPMorgan Chase & Co.	6,526	2,043,160
Truist Financial Corp.	4,258	197,997
US Bancorp	4,222	207,089
Wells Fargo & Co.	7,562	649,198
		4,809,809
Beverages — 0.9%
Coca-Cola Co.	7,178	524,855
Monster Beverage Corp. (a)	3,431	257,291
PepsiCo, Inc.	1,829	272,045
		1,054,191
Biotechnology — 2.1%
AbbVie, Inc.	5,092	1,159,448
Amgen, Inc.	1,636	565,173
Gilead Sciences, Inc.	3,558	447,739
Regeneron Pharmaceuticals, Inc.	328	255,902
		2,428,262
Broadline Retail — 3.7%
Amazon.com, Inc. (a)	18,624	4,343,489

Building Products — 0.5%
Johnson Controls International PLC	2,424	281,936
Trane Technologies PLC	592	249,516
		531,452

See accompanying notes to financial statements.

24

Horizon Expedition Plus ETF

Schedule of Investments (Continued)
November 30, 2025

	Shares	Value
Capital Markets — 4.6%
Bank of New York Mellon Corp.	2,558	$286,752
Blackrock, Inc.	351	367,602
Blackstone, Inc.	1,872	274,098
Charles Schwab Corp.	4,160	385,757
CME Group, Inc.	681	191,674
Coinbase Global, Inc. - Class A (a)	713	194,521
Goldman Sachs Group, Inc.	1,018	840,909
Interactive Brokers Group, Inc. - Class A	2,453	159,494
KKR & Co., Inc.	2,075	253,793
Moody’s Corp.	596	292,505
Morgan Stanley	5,154	874,428
MSCI, Inc.	274	154,459
Nasdaq, Inc.	1,974	179,476
Robinhood Markets, Inc. - Class A (a)	3,345	429,799
S&P Global, Inc.	620	309,275
State Street Corp.	1,274	151,631
		5,346,173
Chemicals — 0.3%
Ecolab, Inc.	643	176,928
Sherwin-Williams Co.	455	156,379
		333,307
Commercial Services & Supplies — 0.4%
Cintas Corp.	761	141,561
Republic Services, Inc.	624	135,446
Waste Management, Inc.	753	164,056
		441,063
Communications Equipment — 0.9%
Arista Networks, Inc. (a)	2,355	307,752
Cisco Systems, Inc.	9,430	725,544
		1,033,296
Construction & Engineering — 0.4%
EMCOR Group, Inc.	244	150,077
Quanta Services, Inc.	615	285,901
		435,978
Construction Materials — 0.1%
Vulcan Materials Co.	498	148,025

Consumer Finance — 1.2%
American Express Co.	2,325	849,253
Capital One Financial Corp.	1,765	386,658
Synchrony Financial	1,941	150,156
		1,386,067

See accompanying notes to financial statements.

25

Horizon Expedition Plus ETF

Schedule of Investments (Continued)
November 30, 2025

	Shares	Value
Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp.	557	$508,870
Walmart, Inc.	22,071	2,439,066
		2,947,936
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	8,228	214,093
Verizon Communications, Inc.	5,032	206,865
		420,958
Electric Utilities — 1.2%
American Electric Power Co., Inc.	1,438	177,981
Constellation Energy Corp.	1,140	415,370
Entergy Corp.	1,498	146,085
NextEra Energy, Inc.	4,761	410,827
NRG Energy, Inc.	984	166,778
Xcel Energy, Inc.	1,687	138,520
		1,455,561
Electrical Equipment — 1.3%
AMETEK, Inc.	911	180,278
Eaton Corp. PLC	1,128	390,164
Emerson Electric Co.	1,815	242,085
GE Vernova, Inc.	918	550,589
Rockwell Automation, Inc.	517	204,659
		1,567,775
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. - Class A	2,491	350,982
Corning, Inc.	1,567	131,941
Keysight Technologies, Inc. (a)	728	144,108
TE Connectivity PLC	588	132,976
		760,007
Energy Equipment & Services — 0.3%
Baker Hughes Co.	4,108	206,221
SLB Ltd.	4,524	163,950
		370,171
Entertainment — 1.3%
Netflix, Inc. (a)	8,018	862,576
Take-Two Interactive Software, Inc. (a)	699	172,003
Walt Disney Co.	2,827	295,337
Warner Bros Discovery, Inc. (a)	10,415	249,960
		1,579,876
Financial Services — 1.8%
Apollo Global Management, Inc.	1,475	194,479
Mastercard, Inc. - Class A	1,530	842,311

See accompanying notes to financial statements.

26

Horizon Expedition Plus ETF

Schedule of Investments (Continued)
November 30, 2025

	Shares	Value
Visa, Inc. - Class A	3,269	$1,093,284
		2,130,074
Ground Transportation — 0.4%
Uber Technologies, Inc. (a)	5,327	466,326

Health Care Equipment & Supplies — 2.0%
Becton Dickinson & Co.	705	136,784
Boston Scientific Corp. (a)	3,081	312,968
Edwards Lifesciences Corp. (a)	2,095	181,574
GE HealthCare Technologies, Inc.	1,866	149,261
IDEXX Laboratories, Inc. (a)	324	243,933
Intuitive Surgical, Inc. (a)	1,196	685,882
Medtronic PLC	3,342	352,013
Stryker Corp.	725	269,106
		2,331,521
Health Care Providers & Services — 1.1%
Cardinal Health, Inc.	915	194,218
Cencora, Inc.	534	197,008
CVS Health Corp.	3,036	243,973
HCA Healthcare, Inc.	675	343,096
McKesson Corp.	315	277,553
		1,255,848
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. - Class A (a)	1,700	198,883
Carnival Corp. (a)	6,128	157,980
DoorDash, Inc. - Class A (a)	1,273	252,525
Expedia Group, Inc.	648	165,687
Hilton Worldwide Holdings, Inc.	870	247,976
Las Vegas Sands Corp.	3,102	211,432
Marriott International, Inc. - Class A	955	291,074
McDonald’s Corp.	1,061	330,841
Royal Caribbean Cruises Ltd.	970	258,263
Starbucks Corp.	2,724	237,288
Yum! Brands, Inc.	999	153,057
		2,505,006
Household Products — 0.3%
Procter & Gamble Co.	2,448	362,696

Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	1,294	231,445

Industrial Conglomerates — 0.2%
3M Co.	1,702	292,829

See accompanying notes to financial statements.

27

Horizon Expedition Plus ETF

Schedule of Investments (Continued)
November 30, 2025

	Shares	Value
Insurance — 1.0%
Aflac, Inc.	1,291	$142,410
Allstate Corp.	767	163,356
Aon PLC - Class A	402	142,276
Chubb Ltd.	741	219,469
Hartford Insurance Group, Inc.	1,002	137,304
Marsh & McLennan Cos., Inc.	748	137,220
Travelers Cos., Inc.	609	178,352
		1,120,387
Interactive Media & Services — 6.3%
Alphabet, Inc. - Class A	16,368	5,240,706
Meta Platforms, Inc. - Class A	3,283	2,127,220
		7,367,926
IT Services — 0.5%
International Business Machines Corp.	2,040	629,503

Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	1,249	191,721
Danaher Corp.	2,160	489,845
IQVIA Holdings, Inc. (a)	771	177,338
Mettler-Toledo International, Inc. (a)	108	159,486
Thermo Fisher Scientific, Inc.	1,178	695,998
Waters Corp. (a)	342	137,969
		1,852,357
Machinery — 1.6%
Caterpillar, Inc.	1,539	886,094
Cummins, Inc.	538	267,913
Parker-Hannifin Corp.	477	411,031
Westinghouse Air Brake Technologies Corp.	723	150,782
Xylem, Inc.	1,061	149,251
		1,865,071
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	4,046	173,897
Newmont Corp.	3,744	339,693
Nucor Corp.	989	157,736
		671,326
Multi-Utilities — 0.3%
Dominion Energy, Inc.	2,270	142,488
Sempra	2,021	191,429
		333,917
Oil, Gas & Consumable Fuels — 1.8%
Diamondback Energy, Inc.	1,214	185,244
EQT Corp.	2,884	175,520

See accompanying notes to financial statements.

28

Horizon Expedition Plus ETF

Schedule of Investments (Continued)
November 30, 2025

	Shares	Value
Exxon Mobil Corp.	6,563	$760,783
Marathon Petroleum Corp.	1,071	207,485
Phillips 66	1,397	191,333
Targa Resources Corp.	964	168,999
Valero Energy Corp.	1,177	208,047
Williams Cos., Inc.	3,609	219,896
		2,117,307
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	2,542	162,942
United Airlines Holdings, Inc. (a)	1,427	145,497
		308,439
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. - Class A	1,644	154,651

Pharmaceuticals — 3.5%
Eli Lilly & Co.	2,904	3,123,165
Johnson & Johnson	4,429	916,449
		4,039,614
Real Estate Management & Development — 0.2%
CBRE Group, Inc. - Class A (a)	1,218	197,109

Semiconductors & Semiconductor Equipment — 14.3%
Advanced Micro Devices, Inc. (a)	4,377	952,129
Analog Devices, Inc.	566	150,182
Applied Materials, Inc.	1,677	423,023
Broadcom, Inc. (b)	14,155	5,703,899
First Solar, Inc. (a)	498	135,914
Intel Corp. (a)	7,626	309,311
KLA Corp.	263	309,149
Lam Research Corp.	2,712	423,072
Micron Technology, Inc.	2,567	607,044
Monolithic Power Systems, Inc.	145	134,585
NVIDIA Corp. (b)	42,038	7,440,726
Teradyne, Inc.	780	141,874
		16,730,908
Software — 9.1%
AppLovin Corp. - Class A (a)	732	438,819
Autodesk, Inc. (a)	447	135,593
Cadence Design Systems, Inc. (a)	425	132,532
Crowdstrike Holdings, Inc. - Class A (a)	428	217,920
Datadog, Inc. - Class A (a)	817	130,728
Fair Isaac Corp. (a)	74	133,631
Fortinet, Inc. (a)	1,622	131,593
Intuit, Inc.	297	188,322

See accompanying notes to financial statements.

29

Horizon Expedition Plus ETF Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Microsoft Corp. (b)	11,870	$5,840,159
Oracle Corp.	8,350	1,686,283
Palantir Technologies, Inc. - Class A (a)	6,391	1,076,564
Palo Alto Networks, Inc. (a)	704	133,852
ServiceNow, Inc. (a)	176	142,984
Synopsys, Inc. (a)	320	133,763
Workday, Inc. - Class A (a)	571	123,119
		10,645,862
Specialty Retail — 1.1%
Home Depot, Inc.	1,023	365,129
O’Reilly Automotive, Inc. (a)	2,033	206,756
Ross Stores, Inc.	1,251	220,626
TJX Cos., Inc.	3,327	505,438
		1,297,949
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc. (b)	25,105	7,000,529
Dell Technologies, Inc. - Class C	1,017	135,617
Seagate Technology Holdings PLC	511	141,389
Western Digital Corp.	857	139,974
		7,417,509
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry, Inc.	1,279	139,769

Tobacco — 0.4%
Altria Group, Inc.	2,642	155,905
Philip Morris International, Inc.	2,113	332,755
		488,660
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	216	176,079

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	1,157	241,825
TOTAL COMMON STOCKS (Cost $91,813,202)		104,634,605

EXCHANGE TRADED FUNDS — 9.2%
Roundhill Magnificent Seven ETF (b)	161,061	10,752,432
TOTAL EXCHANGE TRADED FUNDS (Cost $10,107,129)		10,752,432

REAL ESTATE INVESTMENT TRUSTS - COMMON — 1.2%
Health Care REITs — 0.5%
Ventas, Inc.	2,014	162,389
Welltower, Inc.	2,129	443,300
		605,689

See accompanying notes to financial statements.

30

Horizon Expedition Plus ETF Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Industrial REITs — 0.4%
Prologis, Inc.	3,193	$410,396

Retail REITs — 0.2%
Simon Property Group, Inc.	1,249	232,714

Specialized REITs — 0.1%
Equinix, Inc.	202	152,169
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,238,664)		1,400,968

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.2% (a)
Put Options — 0.2%
SPDR S&P 500 ETF Trust (c)(d)(f)
Expiration: 12/04/2025; Exercise Price: $650.00	$29,454,109	431	4,689
Expiration: 12/11/2025; Exercise Price: $649.66	29,317,431	429	30,819
Expiration: 12/18/2025; Exercise Price: $625.52	29,112,414	426	29,594
Expiration: 12/26/2025; Exercise Price: $660.85	29,112,414	426	173,817
TOTAL PURCHASED OPTIONS (Cost $976,984)			238,919

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class X, 3.92% (e)	286,407	286,407
TOTAL MONEY MARKET FUNDS (Cost $286,407)		286,407

TOTAL INVESTMENTS — 100.2% (Cost $104,422,386)		117,313,331
Liabilities in Excess of Other Assets — (0.2)%		(271,521)
TOTAL NET ASSETS — 100.0%		$117,041,810

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $22,984,927.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.

See accompanying notes to financial statements.

31

Horizon Expedition Plus ETF

SCHEDULE OF WRITTEN OPTIONS
November 30, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.4)%
Put Options — (0.4)%
SPDR S&P 500 ETF Trust (a)(b)
Expiration: 12/04/2025; Exercise Price: $665.01	$(29,454,109)	(431)	$(16,538)
Expiration: 12/11/2025; Exercise Price: $666.13	(29,317,431)	(429)	(84,672)
Expiration: 12/18/2025; Exercise Price: $645.42	(29,112,414)	(426)	(61,203)
Expiration: 12/26/2025; Exercise Price: $675.06	(29,112,414)	(426)	(299,759)
TOTAL WRITTEN OPTIONS (Premiums received $1,605,953)			$(462,172)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

32

Horizon Flexible Income ETF Schedule of Investments November 30, 2025

	Shares	Value
EXCHANGE TRADED FUNDS — 97.1%
State Street SPDR Portfolio High Yield Bond ETF (a)(b)	1,374,490	$32,740,352
TOTAL EXCHANGE TRADED FUNDS (Cost $32,585,986)		32,740,352

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.1% (c)
Put Options — 0.1%
SPDR S&P 500 ETF Trust, Expiration: 12/23/2025; Exercise Price: $624.12 (d)(e)(g)	$17,016,411	249	25,816
TOTAL PURCHASED OPTIONS (Cost $55,842)			25,816

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.8%
First American Government Obligations Fund - Class X, 3.92% (f)	615,579	615,579
TOTAL MONEY MARKET FUNDS (Cost $615,579)		615,579

TOTAL INVESTMENTS — 99.0% (Cost $33,257,407)		33,381,747
Other Assets in Excess of Liabilities — 1.0%		344,489
TOTAL NET ASSETS — 100.0%		$33,726,236

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $24,323,698.

(c)	Non-income producing security.

(d)	Exchange-traded.

(e)	100 shares per contract.

(f)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

(g)	Held in connection with written option contracts. See Schedule of Written Options for further information.

See accompanying notes to financial statements.

33

Horizon Flexible Income ETF Schedule of Written Options November 30, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.3)%
Put Options — (0.3)%
SPDR S&P 500 ETF Trust, Expiration: 12/23/2025; Exercise Price: $660.64 (a)(b)	$(17,016,411)	(249)	$(94,558)
TOTAL WRITTEN OPTIONS (Premiums received $162,779)			$(94,558)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

34

Horizon Landmark ETF Schedule of Investments November 30, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 99.3% (a)
Call Options — 22.6%
SPDR S&P 500 ETF Trust, Expiration: 01/16/2026; Exercise Price: $3.00 (b)(c)	$37,654,789	551	$37,410,917

Put Options — 76.7%
SPDR S&P 500 ETF Trust, Expiration: 01/16/2026; Exercise Price: $3,003.00 (b)(c)	37,654,789	551	126,904,221
TOTAL PURCHASED OPTIONS (Cost $163,219,801)			164,315,138

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.7%
First American Government Obligations Fund - Class X, 3.92% (d)	1,158,558	1,158,558
TOTAL MONEY MARKET FUNDS (Cost $1,158,558)		1,158,558

TOTAL INVESTMENTS — 100.0% (Cost $164,378,359)		165,473,696
Liabilities in Excess of Other Assets — (0.0) (e)		(53,120)
TOTAL NET ASSETS — 100.0%		$165,420,576

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

(e)	Represents less than 0.05% of net assets.

See accompanying notes to financial statements.

35

Horizon Managed Risk ETF Schedule of Investments November 30, 2025

	Shares	Value
COMMON STOCKS — 91.6%
Aerospace & Defense — 2.4%
General Dynamics Corp.	3,633	$1,241,142
General Electric Co.	5,432	1,621,180
Howmet Aerospace, Inc.	4,112	841,274
L3Harris Technologies, Inc.	2,896	807,086
Lockheed Martin Corp.	2,086	955,096
Northrop Grumman Corp.	1,928	1,103,298
RTX Corp.	9,217	1,612,146
		8,181,222
Air Freight & Logistics — 0.3%
FedEx Corp.	3,079	848,819

Automobiles — 1.5%
Ford Motor Co.	121,284	1,610,651
General Motors Co.	25,719	1,890,861
Tesla, Inc. (a)	4,175	1,795,960
		5,297,472
Banks — 3.0%
Bank of America Corp.	51,018	2,737,116
Citigroup, Inc.	14,689	1,521,780
JPMorgan Chase & Co.	9,487	2,970,190
PNC Financial Services Group, Inc.	3,502	667,902
US Bancorp	15,979	783,770
Wells Fargo & Co.	17,804	1,528,473
		10,209,231
Beverages — 1.6%
Coca-Cola Co.	33,889	2,477,964
Monster Beverage Corp. (a)	13,616	1,021,064
PepsiCo, Inc.	12,507	1,860,291
		5,359,319
Biotechnology — 1.9%
AbbVie, Inc.	13,121	2,987,652
Amgen, Inc.	2,728	942,415
Gilead Sciences, Inc.	10,144	1,276,521
Regeneron Pharmaceuticals, Inc.	913	712,313
Vertex Pharmaceuticals, Inc. (a)	1,200	520,332
		6,439,233
Broadline Retail — 1.3%
Amazon.com, Inc. (a)	19,612	4,573,911

Building Products — 0.3%
Trane Technologies PLC	2,570	1,083,204

See accompanying notes to financial statements.

36

Horizon Managed Risk ETF Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Capital Markets — 3.4%
Bank of New York Mellon Corp.	7,494	$840,077
Blackrock, Inc.	1,050	1,099,665
Charles Schwab Corp.	19,046	1,766,136
CME Group, Inc.	3,148	886,036
Goldman Sachs Group, Inc.	1,237	1,021,812
Intercontinental Exchange, Inc.	5,048	794,050
Moody’s Corp.	1,591	780,831
Morgan Stanley	9,047	1,534,914
Nasdaq, Inc.	8,247	749,817
Robinhood Markets, Inc. - Class A (a)	7,642	981,921
S&P Global, Inc.	2,770	1,381,759
		11,837,018
Chemicals — 0.7%
Corteva, Inc.	10,791	728,068
Linde PLC	2,259	926,913
Sherwin-Williams Co.	2,065	709,720
		2,364,701
Commercial Services & Supplies — 0.6%
Republic Services, Inc.	4,383	951,374
Waste Management, Inc.	4,873	1,061,680
		2,013,054
Communications Equipment — 1.0%
Arista Networks, Inc. (a)	9,004	1,176,643
Cisco Systems, Inc.	27,045	2,080,842
Motorola Solutions, Inc.	855	316,076
		3,573,561
Consumer Finance — 0.7%
American Express Co.	6,268	2,289,512

Consumer Staples Distribution & Retail — 2.7%
Costco Wholesale Corp.	3,477	3,176,552
Walmart, Inc.	53,747	5,939,581
		9,116,133
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	16,558	430,839
Verizon Communications, Inc.	8,576	352,560
		783,399
Electric Utilities — 1.8%
American Electric Power Co., Inc.	12,054	1,491,923
Constellation Energy Corp.	4,090	1,490,232
Duke Energy Corp.	12,255	1,518,885

See accompanying notes to financial statements.

37

Horizon Managed Risk ETF Schedule of Investments (Continued) November 30, 2025

	Shares	Value
NextEra Energy, Inc.	18,989	$1,638,561
		6,139,601
Electrical Equipment — 0.8%
AMETEK, Inc.	4,086	808,579
Eaton Corp. PLC	2,053	710,112
GE Vernova, Inc.	1,785	1,070,589
		2,589,280
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. - Class A	7,647	1,077,462
Corning, Inc.	3,958	333,264
TE Connectivity PLC	1,385	313,218
		1,723,944
Entertainment — 0.7%
Netflix, Inc. (a)	15,740	1,693,309
Walt Disney Co.	4,538	474,085
Warner Bros Discovery, Inc. (a)	14,921	358,104
		2,525,498
Financial Services — 3.9%
Berkshire Hathaway, Inc. - Class B (a)	15,006	7,710,233
Mastercard, Inc. - Class A	6,162	3,392,366
Visa, Inc. - Class A	6,739	2,253,791
		13,356,390
Ground Transportation — 1.0%
CSX Corp.	24,464	865,047
Uber Technologies, Inc. (a)	18,167	1,590,339
Union Pacific Corp.	4,427	1,026,312
		3,481,698
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	12,063	1,554,921
Boston Scientific Corp. (a)	10,577	1,074,412
Edwards Lifesciences Corp. (a)	4,007	347,287
Intuitive Surgical, Inc. (a)	2,503	1,435,420
Medtronic PLC	10,070	1,060,673
Stryker Corp.	1,674	621,355
		6,094,068
Health Care Providers & Services — 1.9%
Cardinal Health, Inc.	1,726	366,361
Cencora, Inc.	1,175	433,493
Cigna Group	1,274	353,255
CVS Health Corp.	10,365	832,931
Elevance Health, Inc.	1,704	576,395
HCA Healthcare, Inc.	1,930	981,000
McKesson Corp.	801	705,777

See accompanying notes to financial statements.

38

Horizon Managed Risk ETF Schedule of Investments (Continued) November 30, 2025

	Shares	Value
UnitedHealth Group, Inc.	7,237	$2,386,545
		6,635,757
Hotels, Restaurants & Leisure — 1.7%
Booking Holdings, Inc.	453	2,226,354
DoorDash, Inc. - Class A (a)	6,325	1,254,690
McDonald’s Corp.	8,002	2,495,184
		5,976,228
Household Products — 0.9%
Procter & Gamble Co.	21,081	3,123,361

Industrial Conglomerates — 0.6%
3M Co.	5,040	867,132
Honeywell International, Inc.	6,179	1,187,542
		2,054,674
Insurance — 2.0%
Allstate Corp.	3,800	809,324
Aon PLC - Class A	2,253	797,382
Chubb Ltd.	4,604	1,363,613
Hartford Insurance Group, Inc.	5,272	722,422
Marsh & McLennan Cos., Inc.	4,858	891,200
Progressive Corp.	6,436	1,472,492
Travelers Cos., Inc.	3,162	926,023
		6,982,456
Interactive Media & Services — 9.2%
Alphabet, Inc. - Class A	82,259	26,337,687
Meta Platforms, Inc. - Class A	8,493	5,503,039
		31,840,726
IT Services — 0.5%
Accenture PLC - Class A	2,915	728,750
International Business Machines Corp.	3,475	1,072,316
		1,801,066
Life Sciences Tools & Services — 0.6%
Danaher Corp.	4,100	929,798
Thermo Fisher Scientific, Inc.	2,028	1,198,203
		2,128,001
Machinery — 1.1%
Caterpillar, Inc.	2,710	1,560,310
Cummins, Inc.	2,124	1,057,709
Parker-Hannifin Corp.	1,359	1,171,050
		3,789,069
Media — 0.1%
Comcast Corp. - Class A	12,289	327,993

See accompanying notes to financial statements.

39

Horizon Managed Risk ETF Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	17,109	$735,345
Newmont Corp.	14,532	1,318,488
		2,053,833
Oil, Gas & Consumable Fuels — 3.3%
Chevron Corp.	18,027	2,724,420
ConocoPhillips	12,659	1,122,727
EOG Resources, Inc.	6,087	656,483
Exxon Mobil Corp.	34,567	4,007,007
Kinder Morgan, Inc.	27,406	748,732
Marathon Petroleum Corp.	3,486	675,343
Valero Energy Corp.	3,589	634,391
Williams Cos., Inc.	12,532	763,575
		11,332,678
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	14,794	727,865
Eli Lilly & Co.	4,351	4,679,370
Johnson & Johnson	20,212	4,182,267
Merck & Co., Inc.	22,117	2,318,525
Pfizer, Inc.	44,408	1,143,062
Zoetis, Inc.	2,709	347,239
		13,398,328
Professional Services — 0.2%
Automatic Data Processing, Inc.	2,862	730,669

Real Estate Management & Development — 0.2%
CBRE Group, Inc. - Class A (a)	4,454	720,791

Semiconductors & Semiconductor Equipment — 13.6%
Advanced Micro Devices, Inc. (a)	10,250	2,229,683
Analog Devices, Inc.	1,470	390,050
Applied Materials, Inc.	4,102	1,034,729
Broadcom, Inc.	39,860	16,061,986
Intel Corp. (a)	10,928	443,240
KLA Corp.	452	531,312
Lam Research Corp.	9,092	1,418,352
Micron Technology, Inc.	8,816	2,084,808
NVIDIA Corp.	118,976	21,058,752
QUALCOMM, Inc.	7,024	1,180,664
Texas Instruments, Inc.	2,116	356,059
		46,789,635
Software — 9.8%
Adobe, Inc. (a)	2,212	708,128
AppLovin Corp. - Class A (a)	720	431,626

See accompanying notes to financial statements.

40

Horizon Managed Risk ETF Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Autodesk, Inc. (a)	1,121	$340,044
Cadence Design Systems, Inc. (a)	1,012	315,582
Intuit, Inc.	1,174	744,410
Microsoft Corp.	46,617	22,936,030
Oracle Corp.	17,257	3,485,051
Palantir Technologies, Inc. - Class A (a)	18,033	3,037,659
Roper Technologies, Inc.	751	335,111
Salesforce, Inc.	5,434	1,252,754
ServiceNow, Inc. (a)	380	308,716
		33,895,111
Specialty Retail — 3.7%
AutoZone, Inc. (a)	431	1,704,316
Home Depot, Inc.	8,715	3,110,558
Lowe’s Cos., Inc.	6,524	1,581,940
O’Reilly Automotive, Inc. (a)	18,689	1,900,671
Ross Stores, Inc.	9,770	1,723,037
TJX Cos., Inc.	17,567	2,668,779
		12,689,301
Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	56,071	15,635,399
Western Digital Corp.	2,216	361,939
		15,997,338
Tobacco — 0.8%
Altria Group, Inc.	21,183	1,250,009
Philip Morris International, Inc.	10,505	1,654,327
		2,904,336
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	3,760	785,878
TOTAL COMMON STOCKS (Cost $288,509,281)		315,837,497

EXCHANGE TRADED FUNDS — 6.8%
Roundhill Magnificent Seven ETF	351,903	23,493,044
TOTAL EXCHANGE TRADED FUNDS (Cost $23,788,643)		23,493,044

REAL ESTATE INVESTMENT TRUSTS - COMMON — 1.3%
Health Care REITs — 0.3%
Welltower, Inc.	5,488	1,142,712

Industrial REITs — 0.4%
Prologis, Inc.	8,974	1,153,428

Retail REITs — 0.2%
Simon Property Group, Inc.	4,063	757,018

See accompanying notes to financial statements.

41

Horizon Managed Risk ETF Schedule of Investments (Continued) November 30, 2025

	Shares	Value
Specialized REITs — 0.4%
American Tower Corp.	4,114	$745,745
Equinix, Inc.	975	734,477
		1,480,222
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $4,361,432)		4,533,380

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.3%
First American Government Obligations Fund - Class X, 3.92% (b)	1,112,682	1,112,682
TOTAL MONEY MARKET FUNDS (Cost $1,112,682)		1,112,682

TOTAL INVESTMENTS — 100.0% (Cost $317,772,038)		344,976,603
Other Assets in Excess of Liabilities — 0.0% (c)		113,958
TOTAL NET ASSETS — 100.0%		$345,090,561

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

(c)	Represents less than 0.05% of net assets.

See accompanying notes to financial statements.

42

Horizon Nasdaq-100 Defined Risk ETF Schedule of Investments November 30, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 100.6% (a)
Call Options — 99.8%
Invesco QQQ Trust Series 1, Expiration: 01/15/2026; Exercise Price: $3.00 (b)(c)(f)	$79,140,150	1,278	$78,647,813

Put Options — 0.8%
Invesco QQQ Trust Series 1 (b)(c)(f)
Expiration: 12/18/2025; Exercise Price: $566.30	26,565,825	429	56,276
Expiration: 01/15/2026; Exercise Price: $580.81	26,565,825	429	257,761
Expiration: 02/12/2026; Exercise Price: $556.39	26,565,825	429	262,818
Total Put Options			576,855
TOTAL PURCHASED OPTIONS (Cost $79,335,340)			79,224,668

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.0% (d)
First American Government Obligations Fund - Class X, 3.92% (e)	12,484	12,484
TOTAL MONEY MARKET FUNDS (Cost $12,484)		12,484

TOTAL INVESTMENTS — 100.6% (Cost $79,347,824)		79,237,152
Liabilities in Excess of Other Assets — (0.6)%		(435,159)
TOTAL NET ASSETS — 100.0%		$78,801,993

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Represents less than 0.05% of net assets.

(e)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.

See accompanying notes to financial statements.

43

Horizon Nasdaq-100 Defined Risk ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.4)%
Call Options — (0.2)%
Invesco QQQ Trust Series 1, Expiration: 12/04/2025; Exercise Price: $624.16 (a)(b)	$(39,570,075)	(639)	$(154,306)

Put Options — (0.2)%
Invesco QQQ Trust Series 1 (a)(b)
Expiration: 12/18/2025; Exercise Price: $506.69	(26,565,825)	(429)	(12,818)
Expiration: 01/15/2026; Exercise Price: $519.67	(26,565,825)	(429)	(67,855)
Expiration: 02/12/2026; Exercise Price: $497.82	(26,565,825)	(429)	(97,516)
Total Put Options			(178,189)
TOTAL WRITTEN OPTIONS (Premiums received $746,061)			$(332,495)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

44

Horizon Funds

Statements of Assets and Liabilities

November 30, 2025

	Horizon Core Bond ETF	Horizon Core Equity ETF	Horizon Digital Frontier ETF	Horizon Dividend Income ETF	Horizon Expedition Plus ETF
ASSETS:
Investments, at value	$185,288,011	$87,020,038	$60,212,000	$126,681,373	$117,313,331
Deposit at broker for securities sold short	722,279	—	—	230,734	200,231
Dividends receivable	12,320	63,787	24,921	268,304	71,104
Dividend tax reclaims receivable	—	46	58	874	85
Total assets	186,022,610	87,083,871	60,236,979	127,181,285	117,584,751

LIABILITIES:
Written option, at value	221,643	45,154	261,858	110,429	462,172
Payable to adviser	98,354	39,046	36,682	71,770	80,769
Total liabilities	319,997	84,200	298,540	182,199	542,941

NET ASSETS	$185,702,613	$86,999,671	$59,938,439	$126,999,086	$117,041,810

NET ASSETS CONSISTS OF:
Paid-in capital	$179,406,046	$81,848,966	$56,530,127	$121,912,974	$102,690,046
Total distributable earnings	6,296,567	5,150,705	3,408,312	5,086,112	14,351,764
Total net assets	$185,702,613	$86,999,671	$59,938,439	$126,999,086	$117,041,810

Net assets	$185,702,613	$86,999,671	$59,938,439	$126,999,086	$117,041,810
Shares issued and outstanding (a)	7,100,000	3,060,000	2,090,000	4,770,000	4,020,000
Net asset value per share	$26.16	$28.43	$28.68	$26.62	$29.11

COST:
Investments, at cost	$181,618,816	$81,426,833	$56,059,814	$121,286,949	$104,422,386

PROCEEDS:
Written options premium received	$1,042,522	$366,596	$138,070	$35,386	$1,605,953

(a)	Unlimited shares authorized.

See accompanying notes to financial statements.

45

Horizon Funds

Statements of Assets and Liabilities (Continued)

November 30, 2025

	Horizon Flexible Income ETF	Horizon Landmark ETF	Horizon Managed Risk ETF	Horizon Nasdaq-100 Defined Risk ETF
ASSETS:
Investments, at value	$33,381,747	$165,473,696	$344,976,603	$79,237,152
Deposit at broker for securities sold short	459,058	—	—	—
Dividends receivable	1,884	826	328,197	137
Dividend tax reclaims receivable	—	—	246	—
Total assets	33,842,689	165,474,522	345,305,046	79,237,289

LIABILITIES:
Written option, at value	94,558	—	—	332,495
Payable to adviser	21,895	53,946	214,485	54,747
Due to broker	—	—	—	48,054
Total liabilities	116,453	53,946	214,485	435,296

NET ASSETS	$33,726,236	$165,420,576	$345,090,561	$78,801,993

NET ASSETS CONSISTS OF:
Paid-in capital	$32,843,119	$164,560,287	$322,169,264	$78,720,592
Total distributable earnings/(accumulated losses)	883,117	860,289	22,921,297	81,401
Total net assets	$33,726,236	$165,420,576	$345,090,561	$78,801,993

Net assets	$33,726,236	$165,420,576	$345,090,561	$78,801,993
Shares issued and outstanding (a)	1,300,000	3,200,000	12,200,000	2,880,000
Net asset value per share	$25.94	$51.69	$28.29	$27.36

COST:
Investments, at cost	$33,257,407	$164,378,359	$317,772,038	$79,347,824

PROCEEDS:
Written options premium received	$162,779	$—	$—	$746,061

(a)	Unlimited shares authorized.

See accompanying notes to financial statements.

46

Horizon Funds

Statements of Operations

For the Period Ended November 30, 2025

	Horizon Core Bond ETF(a)	Horizon Core Equity ETF(b)	Horizon Digital Frontier ETF(c)	Horizon Dividend Income ETF(b)	Horizon Expedition Plus ETF(d)
INVESTMENT INCOME:
Dividend income	$2,395,220	$245,681	$84,466	$1,186,952	$393,553
Less: Dividend withholding taxes	—	—	(1,394)	(349)	—
Less: Issuance fees	—	—	(99)	(20)	—
Total investment income	2,395,220	245,681	82,973	1,186,583	393,553

EXPENSES:
Investment advisory fee	384,202	148,324	141,449	280,043	397,811
Interest expense	125	50	19	18	214
Total expenses	384,327	148,374	141,468	280,061	398,025

NET INVESTMENT INCOME/(LOSS)	2,010,893	97,307	(58,495)	906,522	(4,472)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(200,878)	(1,620,215)	(546,967)	(1,048,663)	(5,227,322)
In-kind redemptions	1,860,299	867,526	1,112,741	1,452,284	3,324,030
Written option contracts expired or closed	554,478	758,966	(13,115)	198,669	5,875,496
Securities sold short	—	—	(18,237)	—	—
Net realized gain (loss)	2,213,899	6,277	534,422	602,290	3,972,204
Net change in unrealized appreciation (depreciation) on:
Investments	3,669,195	5,593,205	4,152,186	5,394,424	12,890,945
Written option contracts	820,879	321,442	(123,788)	(75,043)	1,143,781
Net change in unrealized appreciation (depreciation)	4,490,074	5,914,647	4,028,398	5,319,381	14,034,726
Net realized and unrealized gain (loss)	6,703,973	5,920,924	4,562,820	5,921,671	18,006,930

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,714,866	$6,018,231	$4,504,325	$6,828,193	$18,002,458

(a)	Inception date of the Fund was July 2, 2025.

(b)	Inception date of the Fund was June 25, 2025.

(c)	Inception date of the Fund was July 9, 2025.

(d)	Inception date of the Fund was January 22, 2025.

See accompanying notes to financial statements.

47

Horizon Funds

Statements of Operations (Continued)

For the Period Ended November 30, 2025

	Horizon Flexible Income ETF(a)	Horizon Landmark ETF(b)	Horizon Managed Risk ETF(c)	Horizon Nasdaq-100 Defined Risk ETF(d)
INVESTMENT INCOME:
Dividend income	$794,216	$8,744	$1,251,257	$25,918
Total investment income	794,216	8,744	1,251,257	25,918

EXPENSES:
Investment advisory fee	86,221	247,631	826,752	211,965
Interest expense	60	625	—	342
Total expenses	86,281	248,256	826,752	212,307

NET INVESTMENT INCOME/(LOSS)	707,935	(239,512)	424,505	(186,389)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(96,166)	4,896	(4,707,773)	(1,154,314)
In-kind redemptions	181,073	1,642,030	4,706,654	5,811,076
Written option contracts expired or closed	273,190	(433)	—	1,119,210
Net realized gain (loss)	358,097	1,646,493	(1,119)	5,775,972
Net change in unrealized appreciation (depreciation) on:
Investments	124,340	1,095,337	27,204,565	(110,672)
Written option contracts	68,221	—	—	413,566
Net change in unrealized appreciation (depreciation)	192,561	1,095,337	27,204,565	302,894
Net realized and unrealized gain (loss)	550,658	2,741,830	27,203,446	6,078,866

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,258,593	$2,502,318	$27,627,951	$5,892,477

(a)	Inception date of the Fund was July 2, 2025.

(b)	Inception date of the Fund was January 22, 2025.

(c)	Inception date of the Fund was June 25, 2025.

(d)	Inception date of the Fund was July 9, 2025.

See accompanying notes to financial statements.

48

Horizon Funds

Statements of Changes in Net Assets

	Horizon Core Bond ETF	Horizon Core Equity ETF	Horizon Digital Frontier ETF	Horizon Dividend Income ETF
	Period ended November 30, 2025(a)	Period ended November 30, 2025(b)	Period ended November 30, 2025(c)	Period ended November 30, 2025(b)

OPERATIONS:
Net investment income (loss)	$2,010,893	$97,307	$(58,495)	$906,522
Net realized gain (loss)	2,213,899	6,277	534,422	602,290
Net change in unrealized appreciation (depreciation)	4,490,074	5,914,647	4,028,398	5,319,381
Net increase (decrease) in net assets from operations	8,714,866	6,018,231	4,504,325	6,828,193

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(537,095)	—	—	(289,797)
Total distributions to shareholders	(537,095)	—	—	(289,797)

CAPITAL TRANSACTIONS:
Shares sold	180,082,028	90,836,284	64,206,266	138,104,241
Shares redeemed	(2,557,186)	(9,854,844)	(8,772,152)	(17,643,551)
Net increase (decrease) in net assets from capital transactions	177,524,842	80,981,440	55,434,114	120,460,690

NET INCREASE (DECREASE) IN NET ASSETS	185,702,613	86,999,671	59,938,439	126,999,086

NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$185,702,613	$86,999,671	$59,938,439	$126,999,086

SHARES TRANSACTIONS
Shares sold	7,200,000	3,420,000	2,400,000	5,460,000
Shares redeemed	(100,000)	(360,000)	(310,000)	(690,000)
Total increase (decrease) in shares outstanding	7,100,000	3,060,000	2,090,000	4,770,000

(a)	Inception date of the Fund was July 2, 2025.

(b)	Inception date of the Fund was June 25, 2025.

(c)	Inception date of the Fund was July 9, 2025.

See accompanying notes to financial statements.

49

Horizon Funds

Statements of Changes in Net Assets (Continued)

	Horizon Expedition Plus ETF	Horizon Flexible Income ETF	Horizon Landmark ETF	Horizon Managed Risk ETF
	Period ended November 30, 2025(a)	Period ended November 30, 2025(b)	Period ended November 30, 2025(a)	Period ended November 30, 2025(c)

OPERATIONS:
Net investment income (loss)	$(4,472)	$707,935	$(239,512)	$424,505
Net realized gain (loss)	3,972,204	358,097	1,646,493	(1,119)
Net change in unrealized appreciation (depreciation)	14,034,726	192,561	1,095,337	27,204,565
Net increase (decrease) in net assets from operations	18,002,458	1,258,593	2,502,318	27,627,951

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(186,687)	—	—
Total distributions to shareholders	—	(186,687)	—	—

CAPITAL TRANSACTIONS:
Shares sold	110,850,378	33,422,378	170,554,157	357,571,504
Shares redeemed	(11,811,026)	(768,048)	(7,635,899)	(40,108,894)
Net increase (decrease) in net assets from capital transactions	99,039,352	32,654,330	162,918,258	317,462,610

NET INCREASE (DECREASE) IN NET ASSETS	117,041,810	33,726,236	165,420,576	345,090,561

NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$117,041,810	$33,726,236	$165,420,576	$345,090,561

SHARES TRANSACTIONS
Shares sold	4,440,000	1,330,000	3,350,000	13,650,000
Shares redeemed	(420,000)	(30,000)	(150,000)	(1,450,000)
Total increase (decrease) in shares outstanding	4,020,000	1,300,000	3,200,000	12,200,000

(a)	Inception date of the Fund was January 22, 2025.

(b)	Inception date of the Fund was July 2, 2025.

(c)	Inception date of the Fund was June 25, 2025.

See accompanying notes to financial statements.

50

Horizon Funds

Statements of Changes in Net Assets (Continued)

Horizon Nasdaq-100 Defined Risk ETF
Period ended November 30, 2025(a)

OPERATIONS:
Net investment income (loss)	$(186,389)
Net realized gain (loss)	5,775,972
Net change in unrealized appreciation (depreciation)	302,894
Net increase (decrease) in net assets from operations	5,892,477

CAPITAL TRANSACTIONS:
Shares sold	76,068,372
Shares redeemed	(3,158,856)
Net increase (decrease) in net assets from capital transactions	72,909,516

NET INCREASE (DECREASE) IN NET ASSETS	78,801,993

NET ASSETS:
Beginning of the period	—
End of the period	$78,801,993

SHARES TRANSACTIONS
Shares sold	3,000,000
Shares redeemed	(120,000)
Total increase (decrease) in shares outstanding	2,880,000

(a)	Inception date of the Fund was July 9, 2025.

See accompanying notes to financial statements.

51

Horizon Core Bond ETF

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Period ended November 30, 2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$24.98

INVESTMENT OPERATIONS:
Net investment income(b)	0.35
Net realized and unrealized gain (loss) on investments (c)	0.91
Total from investment operations	1.26

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)
Total distributions	(0.08)
Net asset value, end of period	$26.16

TOTAL RETURN (d)	5.02%

SUPPLEMENTAL DATA AND RATIOS: (e)
Net assets, end of period (in thousands)	$185,703
Ratio of expenses to average net assets (f)	0.65%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets (f)	0.00	%(g)
Ratio of net investment income (loss) to average net assets (f)	3.40%
Portfolio turnover rate (d)(h)	—%

(a)	Inception date of the Fund was July 2, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Amount represents less than 0.005%.

(h)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes to financial statements.

52

Horizon Core Equity ETF

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Period ended November 30, 2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$24.99

INVESTMENT OPERATIONS:
Net investment income(b)	0.05
Net realized and unrealized gain (loss) on investments (c)	3.39
Total from investment operations	3.44

Net asset value, end of period	$28.43

TOTAL RETURN (d)	13.77%

SUPPLEMENTAL DATA AND RATIOS: (e)
Net assets, end of period (in thousands)	$87,000
Ratio of expenses to average net assets (f)	0.70%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets (f)	0.00	%(g)
Ratio of net investment income (loss) to average net assets (f)	0.46%
Portfolio turnover rate (d)(h)	22%

(a)	Inception date of the Fund was June 25, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Amount represents less than 0.005%.

(h)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes to financial statements.

53

Horizon Digital Frontier ETF

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Period ended November 30, 2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$25.28

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)
Net realized and unrealized gain (loss) on investments (c)	3.43
Total from investment operations	3.40

Net asset value, end of period	$28.68

TOTAL RETURN (d)	13.44%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$59,938
Ratio of expenses to average net assets (e)	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets (e)	0.00	%(f)
Ratio of net investment income (loss) to average net assets (e)	(0.31)%
Portfolio turnover rate (d)(g)	18%

(a)	Inception date of the Fund was July 9, 2025.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Amount represents less than 0.005%.

(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes to financial statements.

54

Horizon Dividend Income ETF

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Period ended November 30, 2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$24.81

INVESTMENT OPERATIONS:
Net investment income(b)	0.25
Net realized and unrealized gain (loss) on investments (c)	1.62
Total from investment operations	1.87

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$26.62

TOTAL RETURN (d)	7.57%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$126,999
Ratio of expenses to average net assets (e)	0.70%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets (e)	0.00	%(f)
Ratio of net investment income (loss) to average net assets (e)	2.27%
Portfolio turnover rate (d)(g)	13%

(a)	Inception date of the Fund was June 25, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Amount represents less than 0.005%.

(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes to financial statements.

55

Horizon Expedition Plus ETF

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Period ended November 30, 2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$25.27

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.00	)(c)
Net realized and unrealized gain (loss) on investments (d)	3.84
Total from investment operations	3.84

Net asset value, end of period	$29.11

TOTAL RETURN (e)	15.22%

SUPPLEMENTAL DATA AND RATIOS: (f)
Net assets, end of period (in thousands)	$117,042
Ratio of expenses to average net assets (g)	0.85%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets (g)	0.00	%(h)
Ratio of net investment income (loss) to average net assets (g)	(0.01)%
Portfolio turnover rate (e)(i)	92%

(a)	Inception date of the Fund was January 22, 2025.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

(c)	Amount represents less than $0.005 per share.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.

(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(g)	Annualized for periods less than one year.

(h)	Amount represents less than 0.005%.

(i)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes to financial statements.

56

Horizon Flexible Income ETF

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Period ended November 30, 2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$25.05

INVESTMENT OPERATIONS:
Net investment income(b)	0.68
Net realized and unrealized gain (loss) on investments (c)	0.36
Total from investment operations	1.04

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)
Total distributions	(0.15)
Net asset value, end of period	$25.94

TOTAL RETURN (d)	4.16%

SUPPLEMENTAL DATA AND RATIOS: (e)
Net assets, end of period (in thousands)	$33,726
Ratio of expenses to average net assets (f)	0.80%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets (f)	0.00	%(g)
Ratio of net investment income (loss) to average net assets (f)	6.57%
Portfolio turnover rate (d)(h)	—%

(a)	Inception date of the Fund was July 2, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Amount represents less than 0.005%.

(h)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes to financial statements.

57

Horizon Landmark ETF FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Period ended November 30, 2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$50.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.17)
Net realized and unrealized gain (loss) on investments (c)	1.86
Total from investment operations	1.69

Net asset value, end of period	$51.69

TOTAL RETURN (d)	3.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$165,421
Ratio of expenses to average net assets (e)	0.40%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets (e)	0.00	%(f)
Ratio of net investment income (loss) to average net assets (e)	(0.39)%
Portfolio turnover rate (d)(g)	—%

(a)	Inception date of the Fund was January 22, 2025.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Amount represents less than 0.005%.

(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes to financial statements.

58

Horizon Managed Risk ETF

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

Period ended November 30, 2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.05
Net realized and unrealized gain (loss) on investments (c)	3.24
Total from investment operations	3.29

Net asset value, end of period	$28.29

TOTAL RETURN (d)	13.14%

SUPPLEMENTAL DATA AND RATIOS: (e)
Net assets, end of period (in thousands)	$345,091
Ratio of expenses to average net assets (f)	0.77%
Ratio of net investment income (loss) to average net assets (f)	0.40%
Portfolio turnover rate (d)(g)	23%

(a)	Inception date of the Fund was June 25, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes to financial statements.

59

Horizon Nasdaq-100 Defined Risk ETF

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Period ended November 30, 2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)
Net realized and unrealized gain (loss) on investments (c)	2.44
Total from investment operations	2.36

Net asset value, end of period	$27.36

TOTAL RETURN (d)	9.45%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$78,802
Ratio of expenses to average net assets (e)	0.85%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets (e)	0.00	%(f)
Ratio of net investment income (loss) to average net assets (e)	(0.75)%
Portfolio turnover rate (d)(g)	—%

(a)	Inception date of the Fund was July 9, 2025.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Amount represents less than 0.005%.

(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes to financial statements.

60

Horizon Funds

Notes to Financial Statements

November 30, 2025

1.	ORGANIZATION

Horizon Core Bond ETF, Horizon Core Equity ETF, Horizon Digital Frontier ETF, Horizon Dividend Income ETF, Horizon Expedition Plus ETF, Horizon Flexible Income ETF, Horizon Landmark ETF, Horizon Managed Risk ETF, and Horizon Nasdaq-100 Defined Risk ETF (each a “Fund” and together the “Funds”) are each a series of shares of beneficial interest of Horizon Funds (the “Trust”), a Delaware business trust organized on May 21, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is a diversified series of the Trust, except the Horizon Digital Frontier ETF, which is a non-diversified series of the Trust. The investment objectives of Horizon Core Bond ETF, Horizon Expedition Plus ETF and Horizon Landmark ETF are to seek total return. The investment objectives of Horizon Core Equity ETF and Horizon Digital Frontier are to seek capital appreciation. The investment objective of Horizon Dividend Income ETF is to seek capital appreciation and current income. The investment objective of Horizon Flexible Income ETF is to seek current income. The investment objective of Horizon Managed Risk ETF seeks to capture the majority of U.S. large-cap equity market returns while mitigating downside risk through a “Risk Assist®” strategy. The investment objective of Horizon Nasdaq-100 Defined Risk ETF is to seek capital appreciation and capital preservation.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”), Nasdaq Stock Market LLC (“Nasdaq”), or the NYSE Arca, Inc. (“NYSE”). Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV, called “Creation Units”, which generally consist of shares listed in the table below. Creation Units are issued and redeemed primarily in-kind for securities included in a specified index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

The Funds each currently offer one class of Shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Below are the charges for the standard fixed creation fee, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as Horizon Investments, LLC (the “Adviser” or “Horizon”), has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction for the Funds. Variable fees, if any, received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees	Creation Units
Horizon Core Bond ETF	BNDY	July 2, 2025	CBOE	$300	10,000
Horizon Core Equity ETF	STOX	June 25, 2025	CBOE	$500	20,000
Horizon Digital Frontier ETF	YNOT	July 9, 2025	NASDAQ	$300	10,000

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Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees	Creation Units
Horizon Dividend Income ETF	DIVN	June 25, 2025	CBOE	$500	10,000
Horizon Expedition Plus ETF	HBTA	January 22, 2025	NYSE	$500	20,000
Horizon Flexible Income ETF	FLXN	July 2, 2025	CBOE	$300	10,000
Horizon Landmark ETF	BENJ	January 22, 2025	NYSE	$300	10,000
Horizon Managed Risk ETF	SFTY	June 25, 2025	CBOE	$500	10,000
Horizon Nasdaq-100 Defined Risk ETF	QGRD	July 9, 2025	NASDAQ	$300	30,000

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds value their investments and financial instruments at fair value as follows. In determining a Fund’s NAV per share, equity securities, including common stocks, preferred stocks, and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Adviser, as the Funds’ valuation designee pursuant to Rule 2a-5. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system, as determined by the Adviser, as the Funds’ valuation designee. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent fair value. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAVs. Purchased and written options (other than Flexible Exchange Options (“Flex Options”)) are valued at the composite mean of the bid and the ask as of the closing of the applicable market, provided that in circumstances deemed appropriate by the Adviser options may be valued at fair value as determined in good faith by the Adviser, as the Fund’s valuation designee. FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the NYSE. However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day

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Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

Other securities and assets for which market quotations are not readily available or for which a valuation cannot be provided, as described above, are valued as determined in good faith by the Adviser pursuant to the Adviser’s fair valuation policies and procedures.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Generally, these inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. For an option position, these inputs may include, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that a valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2025, for the Funds’ investments measured at fair value:

Horizon Core Bond ETF
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$181,450,731	$—	$—	$181,450,731
Purchased Options	—	40,262	—	40,262
Money Market Funds	3,797,018	—	—	3,797,018
Total	$185,247,749	$40,262	$—	$185,288,011

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Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(221,643)	$—	$(221,643)
Total	$—	$(221,643)	$—	$(221,643)

Horizon Core Equity ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$79,830,593	$—	$—	$79,830,593
Exchange Traded Funds	5,927,620	—	—	5,927,620
Real Estate Investment Trusts - Common	1,159,734	—	—	1,159,734
Purchased Options	—	20,319	—	20,319
Money Market Funds	81,772	—	—	81,772
Total	$86,999,719	$20,319	$—	$87,020,038

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(45,154)	$—	$(45,154)
Total	$—	$(45,154)	$—	$(45,154)

Horizon Digital Frontier ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$59,654,907	$—	$—	$59,654,907
Real Estate Investment Trusts - Common	155,477	—	—	155,477
Purchased Options	—	19,620	—	19,620
Money Market Funds	381,996	—	—	381,996
Total	$60,192,380	$19,620	$—	$60,212,000

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(261,858)	$—	$(261,858)
Total	$—	$(261,858)	$—	$(261,858)

Horizon Dividend Income ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$126,434,924	$—	$—	$126,434,924
Money Market Funds	246,449	—	—	246,449
Total	$126,681,373	$—	$—	$126,681,373

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(110,429)	$—	$(110,429)
Total	$—	$(110,429)	$—	$(110,429)

64

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Horizon Expedition Plus ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$104,634,605	$—	$—	$104,634,605
Exchange Traded Funds	10,752,432	—	—	10,752,432
Real Estate Investment Trusts - Common	1,400,968	—	—	1,400,968
Purchased Options	—	238,919	—	238,919
Money Market Funds	286,407	—	—	286,407
Total	$117,074,412	$238,919	$—	$117,313,331

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(462,172)	$—	$(462,172)
Total	$—	$(462,172)	$—	$(462,172)

Horizon Flexible Income ETF
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$32,740,352	$—	$—	$32,740,352
Purchased Options	—	25,816	—	25,816
Money Market Funds	615,579	—	—	615,579
Total	$33,355,931	$25,816	$—	$33,381,747

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(94,558)	$—	$(94,558)
Total	$—	$(94,558)	$—	$(94,558)

Horizon Landmark ETF
Assets *	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$164,315,138	$—	$164,315,138
Money Market Funds	1,158,558	—	—	1,158,558
Total	$1,158,558	$164,315,138	$—	$165,473,696

Horizon Managed Risk ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$315,837,497	$—	$—	$315,837,497
Exchange Traded Funds	23,493,044	—	—	23,493,044
Real Estate Investment Trusts - Common	4,533,380	—	—	4,533,380
Money Market Funds	1,112,682	—	—	1,112,682
Total	$344,976,603	$—	$—	$344,976,603

65

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Horizon Nasdaq-100 Defined Risk ETF
Assets *	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$79,224,668	$—	$79,224,668
Money Market Funds	12,484	—	—	12,484
Total	$12,484	$79,224,668	$—	$79,237,152

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(332,495)	$—	$(332,495)
Total	$—	$(332,495)	$—	$(332,495)

*	Refer to the Schedules of Investments for security classifications.
(a)	Amount is less than $0.50.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of registered investment company that is typically purchased and redeemed at NAV in large blocks of shares called “Creation Units”, and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds enter into option contracts to meet the requirements of their trading activities. The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

A Fund may purchase put and call options. The Funds engage in options transactions on individual securities, ETFs, or indices to hedge against market declines or generate returns from falling asset prices. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such a favorable movement will be reduced by the amount of the premium paid for the option

66

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Funds’ options transactions include investments in FLEX Options, including both purchased and written put and call options (as further described below). FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.

Each FLEX Option contract entitles the holder thereof (i.e. the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts.

The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

The average quarterly value outstanding of purchased and written options during the period ended November 30, 2025, were as follows:

	Horizon Core Bond ETF	Horizon Core Equity ETF	Horizon Digital Frontier ETF	Horizon Dividend Income ETF
Purchased Options	$63,224	$51,123	$13,617	$0
Written Options	$271,236	$98,797	$210,099	$55,799

	Horizon Expedition Plus ETF	Horizon Flexible Income ETF	Horizon Landmark ETF	Horizon Nasdaq-100 Defined Risk ETF
Purchased Options	$194,250	$36,757	$80,431,357	$76,424,542
Written Options	$363,614	$116,912	$50	$323,157

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Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of November 30, 2025:

Location on the Statements of Assets and Liabilities
Fund	Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Horizon Core Bond ETF	Equity Risk Contracts	Investments, at value	Written option, at value
Horizon Core Equity ETF	Equity Risk Contracts	Investments, at value	Written option, at value
Horizon Digital Frontier ETF	Equity Risk Contracts	Investments, at value	Written option, at value
Horizon Dividend Income ETF	Equity Risk Contracts	Investments, at value	Written option, at value
Horizon Expedition Plus ETF	Equity Risk Contracts	Investments, at value	Written option, at value
Horizon Landmark ETF	Equity Risk Contracts	Investments, at value	Written option, at value
Horizon Nasdaq-100 Defined Risk ETF	Equity Risk Contracts	Investments, at value	Written option, at value

Horizon Core Bond ETF
Derivatives Investment Value
Purchased Options	$40,262
Written Options	$221,643

Horizon Core Equity ETF
Derivatives Investment Value
Purchased Options	$20,319
Written Options	$45,154

Horizon Digital Frontier ETF
Derivatives Investment Value
Purchased Options	$19,620
Written Options	$261,858

Horizon Dividend Income ETF
Derivatives Investment Value
Purchased Options	$—
Written Options	$110,429

Horizon Expedition Plus ETF
Derivatives Investment Value
Purchased Options	$238,919
Written Options	$462,172

68

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Horizon Flexible Income ETF
Derivatives Investment Value
Purchased Options	$25,816
Written Options	$94,558

Horizon Landmark ETF
Derivatives Investment Value
Purchased Options	$164,315,138
Written Options	$—

Horizon Nasdaq-100 Defined Risk ETF
Derivatives Investment Value
Purchased Options	$79,224,668
Written Options	$332,495

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended November 30, 2025:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statements of Operations
Equity Risk contracts	Net realized gain (loss) from Investments
Net realized gain (loss) from written option contracts expired or closed
Net change in unrealized appreciation (depreciation) on Investments
Net change in unrealized appreciation (depreciation) on written option contracts

Horizon Core Bond ETF
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(200,878)
Written Options	554,478
$353,600

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(306,305)
Written Options	820,879
$514,574

69

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Horizon Core Equity ETF
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(547,181)
Written Options	758,966
$211,785

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(206,447)
Written Options	321,442
$114,995

Horizon Digital Frontier ETF
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(122,006)
Written Options	(13,115)
$(135,121)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(110,237)
Written Options	(123,788)
$(234,025)

Horizon Dividend Income ETF
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(3,450)
Written Options	198,669
$195,219

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$—
Written Options	(75,043)
$(75,043)

70

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Horizon Expedition Plus ETF
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(4,272,779)
Written Options	5,875,496
$1,602,716

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(738,065)
Written Options	1,143,781
$405,716

Horizon Flexible Income ETF
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(96,166)
Written Options	273,190
$177,024

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(30,027)
Written Options	68,221
$38,194

Horizon Landmark ETF
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$4,896
Written Options	(433)
$4,463

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$1,095,337
Written Options	—
$1,095,337

71

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Horizon Nasdaq-100 Defined Risk ETF
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(1,154,301)
Written Options	1,119,210
$(35,091)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(110,672)
Written Options	413,566
$302,894

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives and collateral pledged for the Funds as November 30, 2025.

Horizon Core Bond ETF
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Option Contracts	$221,643	(1)	$—	$221,643	$(221,643	)(2)	$—	$—
Total	$221,643		$—	$221,643	$(221,643)		$—	$—

Horizon Core Equity ETF
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Option Contracts	$45,154	(1)	$—	$45,154	$(45,154	)(2)	$—	$—
Total	$45,154		$—	$45,154	$(45,154)		$—	$—

72

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Horizon Digital Frontier ETF
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Option Contracts	$261,858	(1)	$—	$261,858	$(261,858	)(2)	$—	$—
Total	$261,858		$—	$261,858	$(261,858)		$—	$—

Horizon Dividend Income ETF
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Option Contracts	$110,429	(1)	$—	$110,429	$(110,429	)(2)	$—	$—
Total	$110,429		$—	$110,429	$(110,429)		$—	$—

Horizon Expedition Plus ETF
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Option Contracts	$462,172	(1)	$—	$462,172	$(462,172	)(2)	$—	$—
Total	$462,172		$—	$462,172	$(462,172)		$—	$—

73

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Horizon Flexible Income ETF
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Option Contracts	$94,558	(1)	$—	$94,558	$(94,558	)(2)	$—	$—
Total	$94,558		$—	$94,558	$(94,558)		$—	$—

Horizon Nasdaq-100 Defined Risk ETF
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Option Contracts	$332,495	(1)	$—	$332,495	$(332,495	)(2)	$—	$—
Total	$332,495		$—	$332,495	$(332,495)		$—	$—

(1)	Written options at value as presented in the Schedules of Investments.
(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Long-term capital gain distributions from investment companies if any, are recorded separately from dividend income. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Investment in Other Investment Companies – To the extent that a Fund invests in other investment companies, shareholders may obtain a copy of the underlying investment companies’ financial statements on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. Copies of information on the SEC’s internet site may also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken

74

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

on returns filed for open tax years or expected to be taken on the Funds’ 2025 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, North Carolina State and Delaware State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least quarterly for Horizon Core Bond ETF, Horizon Dividend Income Fund, and Horizon Flexible Income Fund and annually for Horizon Core Equity ETF, Horizon Digital Frontier ETF, Horizon Expedition Plus ETF, Horizon Landmark ETF, Horizon Managed Risk ETF, and Horizon Nasdaq-100 Defined Risk ETF. Each are recorded on the declaration date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement with each Fund (the “Advisory Agreements”), investment advisory services are provided to the Funds by Horizon. Under the terms of the Advisory Agreement, Horizon has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses); (iii) distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (iv) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (v) any fees and expense related to the provision of securities lending services; (vi) the advisory fee payable to the Adviser hereunder; (vii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; and (viii) other extraordinary expenses (in each case as determined by a majority of the independent trustees). The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of a Fund and are not paid by the Adviser. For services provided to the Funds, the Funds pay the Adviser at the following annual rates based on each Fund’s average daily net assets:

Fund Name	Annual Rate of Average Daily Net Assets
Horizon Core Bond ETF	0.65%
Horizon Core Equity ETF	0.70%
Horizon Digital Frontier ETF	0.75%

75

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Fund Name	Annual Rate of Average Daily Net Assets
Horizon Dividend Income ETF	0.70%
Horizon Expedition Plus ETF	0.85%
Horizon Flexible Income ETF	0.80%
Horizon Landmark ETF	0.40%
Horizon Managed Risk ETF	0.77%
Horizon Nasdaq-100 Defined Risk ETF	0.85%

Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Exchange Traded Concepts, LLC (the “Sub-Adviser”), the Sub-Adviser is responsible for trading portfolio securities for each Fund, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Adviser is entitled to a fee paid by the Adviser from its management fee, which fee is calculated and paid monthly, at an annual rate based on average daily net assets of each Fund.

Quasar Distributors, LLC (the “Distributor”), serves as the distributor in connection with the continuous offering of the Funds’ shares only in Creation Units. The Distributor will not distribute shares in amounts less than a Creation Unit and does not maintain a secondary market in shares. Currently, Horizon compensates the Distributor for services that the Distributor provides to each Fund.

U.S. Bank Global Fund Services, a subsidiary of U.S. Bancorp, serves as the Funds’ fund accountant, administrator and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Funds’ custodian pursuant to a custody agreement. Under the terms of these agreements, the Adviser pays the Funds’ accounting, administrative, custody, and transfer agency fees.

4.	INVESTMENT TRANSACTIONS

For the period ended November 30, 2025, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, and the in-kind transactions associated with creations and redemptions were as follows:

Fund	Purchases	Sales	In-Kind Purchases	In-Kind Sales
Horizon Core Bond ETF	$—	$—	$179,469,574	$2,020,219
Horizon Core Equity ETF	12,743,265	12,479,861	90,275,479	9,204,014
Horizon Digital Frontier ETF	11,886,710	10,539,589	61,730,334	8,216,112
Horizon Dividend Income ETF	13,964,755	13,294,485	137,044,652	17,070,965
Horizon Expedition Plus ETF	56,250,772	54,224,142	110,224,869	11,428,004
Horizon Flexible Income ETF	—	—	33,337,092	758,296
Horizon Landmark ETF	—	—	—	—
Horizon Managed Risk ETF	64,887,665	63,138,550	355,300,596	40,343,135
Horizon Nasdaq-100 Defined Risk ETF	—	—	—	—

76

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended November 30, 2025 was as follows:

For the period ended November 30, 2025
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Core Bond ETF	$537,095	$—	$—	$537,095
Horizon Core Equity ETF	—	—	—	—
Horizon Digital Frontier ETF	—	—	—	—
Horizon Dividend Income ETF	289,797	—	—	289,797
Horizon Expedition Plus ETF	—	—	—	—
Horizon Flexible Income ETF	186,687	—	—	186,687
Horizon Landmark ETF	—	—	—	—
Horizon Managed Risk ETF	—	—	—	—
Horizon Nasdaq-100 Defined Risk ETF	—	—	—	—

On December 26, 2025, the Funds paid the following per share income distributions:

Fund
Horizon Core Bond ETF	$0.36341554
Horizon Core Equity ETF	0.05374653
Horizon Digital Frontier ETF	—
Horizon Dividend Income ETF	0.32913092
Horizon Expedition Plus ETF	0.00726628
Horizon Flexible Income ETF	0.62331233
Horizon Landmark ETF	—
Horizon Managed Risk ETF	0.05299336
Horizon Nasdaq-100 Defined Risk ETF	—

(1)	All or a portion of this distribution was determined to be a return of capital.

On December 26, 2025, the Funds paid the following per share capital gains distributions from each class:

Fund	Short-Term*	Long-Term
Horizon Core Bond ETF	$0.04615	$—
Horizon Core Equity ETF	—	—
Horizon Digital Frontier ETF	—	—
Horizon Dividend Income ETF	—	—
Horizon Expedition Plus ETF	0.17732	—
Horizon Flexible Income ETF	0.11597	—
Horizon Landmark ETF	—	—
Horizon Managed Risk ETF	—	—
Horizon Nasdaq-100 Defined Risk ETF	0.41769	—

*	Short-Term Capital Gains distributions are considered income distributions for tax purposes.

77

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

The cost basis of investments, purchased options and options written for federal income tax purposes at November 30, 2025, were as follows:

Fund	Cost of Investments, Purchased Options and Written Options	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Horizon Core Bond ETF	$180,576,294	$4,796,379	$(306,305)	$4,490,074
Horizon Core Equity ETF	81,060,237	7,537,902	(1,623,256)	5,914,646
Horizon Digital Frontier ETF	55,713,321	6,713,653	(2,476,832)	4,236,821
Horizon Dividend Income ETF	121,251,563	8,982,089	(3,662,708)	5,319,381
Horizon Expedition Plus ETF	103,109,373	16,438,273	(2,696,487)	13,741,786
Horizon Flexible Income ETF	33,094,628	226,818	(34,256)	192,562
Horizon Landmark ETF	164,378,359	1,229,798	(134,461)	1,095,337
Horizon Managed Risk ETF	317,772,038	35,040,275	(7,835,710)	27,204,565
Horizon Nasdaq-100 Defined Risk ETF	78,601,763	1,501,935	(1,199,041)	302,894

As of November 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Horizon Core Bond ETF	$1,806,493	$—	$—	$4,490,074	$6,296,567
Horizon Core Equity ETF	97,308	—	(861,249)	5,914,646	5,150,705
Horizon Digital Frontier ETF	—	—	(828,509)	4,236,821	3,408,312
Horizon Dividend Income ETF	616,725	—	(849,994)	5,319,381	5,086,112
Horizon Expedition Plus ETF	609,978	—	—	13,741,786	14,351,764
Horizon Flexible Income ETF	690,556	—	(1)	192,562	883,117
Horizon Landmark ETF	—	—	(235,048)	1,095,337	860,289
Horizon Managed Risk ETF	424,505	—	(4,707,773)	27,204,565	22,921,297
Horizon Nasdaq-100 Defined Risk ETF	—	—	(221,493)	302,894	81,401

The difference between book and tax basis unrealized appreciation/depreciation is attributable to mark to market on section 1256 contracts and/or the tax deferral of losses on various investments.

At November 30, 2025, Horizon Digital Frontier ETF, Horizon Landmark ETF, and Horizon Nasdaq-100 Defined Risk ETF deferred, on a tax basis, late year ordinary losses of $57,189, $235,048, and $186,389, respectively.

78

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

At November 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Horizon Core Bond ETF	$—	$—	$—
Horizon Core Equity ETF	861,249	—	861,249
Horizon Digital Frontier ETF	550,195	221,125	771,320
Horizon Dividend Income ETF	849,994	—	849,994
Horizon Expedition Plus ETF	—	—	—
Horizon Flexible Income ETF	—	—	—
Horizon Landmark ETF	—	—	—
Horizon Managed Risk ETF	4,707,773	—	4,707,773
Horizon Nasdaq-100 Defined Risk ETF	35,104	—	35,104

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These reclassifications were due to the use of deemed distributions on shareholder redemptions and redemptions in-kind. Each Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. For the period ended November 30, 2025, the following table shows the reclassifications made:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid In Capital
Horizon Core Bond ETF	$(1,881,204)	$1,881,204
Horizon Core Equity ETF	(867,526)	867,526
Horizon Digital Frontier ETF	(1,096,013)	1,096,013
Horizon Dividend Income ETF	(1,452,284)	1,452,284
Horizon Expedition Plus ETF	(3,650,694)	3,650,694
Horizon Flexible Income ETF	(188,789)	188,789
Horizon Landmark ETF	(1,642,029)	1,642,029
Horizon Managed Risk ETF	(4,706,654)	4,706,654
Horizon Nasdaq-100 Defined Risk ETF	(5,811,076)	5,811,076

79

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

6. SIGNIFICANT ACCOUNTING Pronouncements

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Trust’s Treasurer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

80

Horizon Funds Report of Independent Registered Public Accounting Firm November 30, 2025

To the Shareholders and Board of Trustees of
Horizon Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options (as applicable), of the funds listed below (the “Funds”), each a series of Horizon Funds, as of November 30, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights
Horizon Core Bond ETF Horizon Flexible Income ETF	For the period from July 2, 2025 (commencement of operations) to November 30, 2025
Horizon Core Equity ETF Horizon Dividend Income ETF Horizon Managed Risk ETF	For the period from June 25, 2025 (commencement of operations) to November 30, 2025
Horizon Digital Frontier ETF Horizon Nasdaq-100 Defined Risk ETF	For the period from July 9, 2025 (commencement of operations) to November 30, 2025
Horizon Expedition Plus ETF Horizon Landmark ETF	For the period from January 22, 2025 (commencement of operations) to November 30, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more series of Horizon Funds since 2015.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
January 28, 2026

81

Horizon Funds

Additional Information (Unaudited)

November 30, 2025

Qualified Dividend Income/Dividends Received Deduction

For the fiscal period ended November 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
Horizon Core Bond ETF	0.00%
Horizon Core Equity ETF	100.00%
Horizon Digital Frontier ETF	0.00%
Horizon Dividend Income ETF	100.00%
Horizon Expedition Plus ETF	36.66%
Horizon Flexible Income ETF	0.00%
Horizon Landmark ETF	0.00%
Horizon Managed Risk ETF	100.00%
Horizon Nasdaq-100 Defined Risk ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended November 30, 2025 was as follows:

Fund Name	Dividends Received Deduction
Horizon Core Bond ETF	0.00%
Horizon Core Equity ETF	0.00%
Horizon Digital Frontier ETF	0.00%
Horizon Dividend Income ETF	100.00%
Horizon Expedition Plus ETF	0.00%
Horizon Flexible Income ETF	0.00%
Horizon Landmark ETF	0.00%
Horizon Managed Risk ETF	100.00%
Horizon Nasdaq-100 Defined Risk ETF	0.00%

82

Horizon Funds

Additional Information (Unaudited) (Continued)
November 30, 2025

Foreign Tax Credit

For the period ended November 30, 2025, the following Funds earned foreign source income and paid foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
Horizon Core Bond ETF	$—	$—
Horizon Core Equity ETF	—	—
Horizon Digital Frontier ETF	—	—
Horizon Dividend Income ETF	—	—
Horizon Expedition Plus ETF	—	—
Horizon Flexible Income ETF	—	—
Horizon Landmark ETF	—	—
Horizon Managed Risk ETF	—	—
Horizon Nasdaq-100 Defined Risk ETF	—	—

Short Term Capital Gains

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term
Horizon Core Bond ETF	0.00%
Horizon Core Equity ETF	0.00%
Horizon Digital Frontier ETF	0.00%
Horizon Dividend Income ETF	0.00%
Horizon Expedition Plus ETF	0.00%
Horizon Flexible Income ETF	0.00%
Horizon Landmark ETF	0.00%
Horizon Managed Risk ETF	0.00%
Horizon Nasdaq-100 Defined Risk ETF	0.00%

83

Horizon Funds

Additional Information (Unaudited) (Continued)
November 30, 2025

Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Statement Regarding Basis for Approval of Investment Advisory Contract.

In considering the approval of the Investment Advisory Agreements and Sub-Advisory Agreements for the Horizon Dividend Income ETF, the Horizon Core Equity ETF, the Horizon Managed Risk ETF, the Horizon Core Bond ETF, the Horizon Flexible Income ETF, the Horizon Nasdaq-100 Defined Risk ETF, and the Horizon Digital Frontier ETF (collectively, the “New ETFs”) and reaching their conclusions with respect thereto, the Board reviewed and analyzed various factors that they determined were relevant, including, but not necessarily limited to: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser to the New ETFs; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the New ETFs; (iii) the extent to which economies of scale will be realized as the New ETFs grow; and (iv) whether the fee levels reflect these economies of scale to the benefit of shareholders, including the following:

●	The Board considered information regarding the services to be provided to the New ETFs by the Adviser and Sub-Adviser and their respective responsibilities related to the management of each of the New ETFs. The Board considered information regarding the experience, qualifications and key personnel of the Adviser and the Sub-Adviser. The Board considered the Adviser’s oversight responsibilities with respect to the Sub-Adviser and the other services to be provided to the New ETFs by the Adviser. The Board also considered the Adviser’s and Sub-Advisor’s resources and operational structure, including information regarding their respective compliance programs, as well as their respective experience providing services to other funds. The Board concluded that the nature, overall quality, and extent of the management services to be provided supported the approval of the Investment Advisory Agreements and Sub-Advisory Agreements.

●	The Board reviewed the anticipated cost of the Adviser’s and Sub-Adviser’s services, and the proposed structure of each New ETF’s advisory fee as a unitary fee, including a comparison to fees charged by funds in the applicable Peer Group.

o	The Trustees noted that the Horizon Core Bond ETF’s unitary fee was lower than the Peer Group average and median management fee.

o	The Trustees noted that the Horizon Core Equity ETF’s unitary fee was higher than the average management fee for the Peer Group and slightly higher than the median management fee for the Peer Group, but noted that the unitary fee was lower than the median total expense ratio for the Peer Group.

o	The Trustees noted that the Horizon Digital Frontier ETF’s unitary fee was higher than the average management fee for the Peer Group and slightly higher than the median management fee for the Peer Group. However, the Trustees noted that the unitary fee was within the Peer Group range of total expense ratios.

84

Horizon Funds

Additional Information (Unaudited) (Continued)
November 30, 2025

o	The Trustees noted that the Horizon Dividend Income ETF’s unitary fee was slightly higher than the average and equal to the median management fee for the Peer Group and equal to the median total expense ratio for the Peer Group.

o	The Trustees noted that for the Horizon Flexible Income ETF the unitary fee was higher than the average and median management fee for the Peer Group. However, the Trustees noted that the unitary fee was within the Peer Group range of total expense ratios.

o	The Trustees noted that for the Horizon Managed Risk ETF the unitary fee was higher than the average and median management fee for the Peer Group. However, the Trustees noted that the unitary fee was within the Peer Group range of management fees.

o	The Trustees noted that for the Horizon Nasdaq-100 Defined Risk ETF, the unitary fee was higher than the average and median management fee for the Peer Group. However, the Trustees noted that the unitary fee was within the Peer Group range of total expense ratios.

●	The Board considered that the Adviser would be responsible for paying the Sub-Adviser out of the unitary fee and that the sub-advisory fee reflected an arm’s-length negotiation between the Adviser and Sub-Adviser based on the nature of services to be provided. After reviewing the materials that were provided, the Board concluded that the fee to be charged to each New ETF was fair and reasonable in light of the nature, extent and quality of the services to be provided to the New ETFs. Further, the Board concluded that the Adviser’s profitability in providing services under each Investment Advisory Agreement did not appear unreasonable in light of the nature, extent, and quality of the services provided by the Adviser.

●	The Trustees considered that the Advisory Agreements incorporate a unitary fee structure and noted the ability of the New ETFs to recognize certain economies of scale through this structure. The Board noted that the unitary fee arrangement between the Adviser and the Trust with respect to each New ETF would limit the fees paid by shareholders. The Board considered that they will have the opportunity to periodically reexamine whether economies of scale have been achieved by either of the New ETFs.

After full consideration of the above factors as well as other factors, the Board unanimously determined to approve the proposed Advisory Agreement between each of the New ETFs and the Adviser and the proposed Sub-Advisory Agreement between each of the New ETFs, the Adviser and the Sub-Adviser.

85

PRIVACY NOTICE (Unaudited)

February 2016

FACTS	WHAT DOES HORIZON FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account information

● Account balance and transaction history

● Wire Transfer Instructions

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Horizon Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Horizon Funds share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences or creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-855-754-7932

86

Who we are
Who is providing this notice?	Horizon Funds
What we do
How does Horizon Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Horizon Funds collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include companies such as Horizon Investments, LLC.
Non-affiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

● Non-affiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers, and nonfinancial companies such as fulfillment, proxy voting, and class action service providers.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Horizon Funds does not jointly market.

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Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300
Charlotte, NC 28277

Distributor
Quasar Distributors, LLC
111 E. Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling l-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Funds’ Part F of Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling 1-855-754-7932.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Horizon Funds

By (Signature and Title)*	/s/ John Drahzal
John Drahzal, Principal Executive Officer

Date	2/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Drahzal
John Drahzal, Principal Executive Officer

Date	2/6/2026

By (Signature and Title)*	/s/ Stephen Terry
Stephen Terry, Principal Financial Officer

Date	2/6/2026

* Print the name and title of each signing officer under his or her signature.